As filed with the Securities and Exchange Commission on April 2, 2009
                                                  Commission File Nos. 333-37175
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 26            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 151                          |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on April 6, 2009, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PERSPECTIVE
                          FIXED AND VARIABLE ANNUITY(R)

                                    Issued by

           Jackson National Life Insurance Company of New York(R) and
                            JNLNY Separate Account I


                                  April 6, 2009


Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company. It is important that you read the Contract and endorsements. You should keep this prospectus on file for future reference.


To learn more about the Perspective Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated April 6, 2009, by calling Jackson National Life of New York ("Jackson of NY(SM)") at (800) 599-5651 or by writing Jackson of NY at: Jackson of NY Service Center, P.O. Box 30902, Lansing, Michigan 48909-8402. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

o     Individual flexible premium deferred annuity

o 4 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson of New York (the "guaranteed fixed account options")

o     5 Guaranteed Minimum Withdrawal Benefit options

o Investment Divisions which purchase shares of the following funds - all Class A shares (the "Funds"):

JNL Series Trust
----------------


JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Institutional Alt 65 Fund
JNL/AIM Global Real Estate Fund


JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund

JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund


JNL/Capital Guardian Global Diversified Research Fund


JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund


JNL/Lazard Mid Cap Equity Fund


JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund


JNL/Mellon Capital Management European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund


JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund

JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund

JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund


JNL/Red Rocks Listed Private Equity Fund


JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P 4 Fund


JNL Variable Fund LLC
---------------------


JNL/Mellon Capital Management Nasdaq(R) 25 Fund
JNL/Mellon Capital Management Value Line(R) 30 Fund
JNL/Mellon Capital Management Dow(SM) Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund. The prospectuses for the Funds are attached to this prospectus.


In addition, the JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

--------------------------------------------------------------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                                  PREVIOUSLY OFFERED FUNDS
--------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund         JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
--------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund       JNL/Lazard Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------


We offer other variable annuity products with different product features, benefits and charges.

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.


Jackson intends to rely on newly adopted SEC Rule 12h-7 to the extent it may be determined to be applicable to variable insurance products.


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        o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
               o Not a deposit o Not insured by any federal agency
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                                TABLE OF CONTENTS


KEY FACTS................................................................    2

FEES AND EXPENSES TABLES.................................................    4

EXAMPLE..................................................................    9

THE ANNUITY CONTRACT.....................................................   10

JACKSON OF NY............................................................   11

THE GUARANTEED FIXED ACCOUNT.............................................   11

THE SEPARATE ACCOUNT.....................................................   11

INVESTMENT DIVISIONS.....................................................   11

CONTRACT CHARGES.........................................................   23

DISTRIBUTION OF CONTRACTS................................................   30

PURCHASES................................................................   32

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.............................   33

TELEPHONE AND INTERNET TRANSACTIONS......................................   34

ACCESS TO YOUR MONEY.....................................................   35

INCOME PAYMENTS (THE INCOME PHASE).......................................  100

DEATH BENEFIT............................................................  101

TAXES....................................................................  102

OTHER INFORMATION........................................................  105

PRIVACY POLICY...........................................................  106

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............  109

APPENDIX A (Trademarks, Services Marks, and Related Disclosures).........  A-1

APPENDIX B (GMWB Prospectus Examples)....................................  B-1

APPENDIX C (Broker-Dealer Support).......................................  C-1

APPENDIX D (Accumulation Unit Values)....................................  D-1

                                    KEY FACTS

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Jackson of NY Service Center:             1 (800) 599-5651 (8 a.m. - 8 p.m. ET)


    Mail Address:                         P.O. Box 30902, Lansing, MI 48909-8402

    Delivery Address:                     1 Corporate Way
                                          Lansing, MI 48951


Jackson of NY IMG Service Center:         1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

    Mail Address:                         P.O. Box 33178, Detroit, MI 48232-5178

    Delivery Address:                     c/o Standard Federal Bank, Drawer 5178
                                          12425 Merriman Road, Livonia, MI 48150

Home Office:                              2900 Westchester Avenue, Purchase,
                                          New York 10577
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Annuity Contract    The fixed  and  variable  annuity  Contract  offered  by
                        Jackson  of NY  provides  a means  for  allocating  on a
                        tax-deferred  basis for  non-qualified  Contracts to the
                        guaranteed fixed account of Jackson of NY and investment
                        divisions (the "Investment Divisions")(collectively, the
                        "Allocation  Options").  The  Contract is  intended  for
                        retirement   savings  or  other   long-term   investment
                        purposes  and  provides  for a death  benefit and income
                        options.
--------------------------------------------------------------------------------
Allocation Options      You may allocate your Contract  Value to no more than 18
                        Investment Divisions and the guaranteed fixed account at
                        any one time.
--------------------------------------------------------------------------------
Expenses                The  Contract  has  insurance  features  and  investment
                        features, and there are costs related to each.

                        Jackson of NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed account. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge from your Contract.

                        If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."

                        If you take your money out of the Contract, Jackson of NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.


                        There are also investment charges, which range, on an annual basis, from 0.57% to 2.63% of the average daily value of the Fund, depending on the Fund.


--------------------------------------------------------------------------------
Purchases               Under most  circumstances,  you can buy a  Contract  for
                        $5,000  or more  ($2,000  or more for a  qualified  plan
                        Contract).  You can add $500 ($50  under  the  automatic
                        payment   plan)   or  more  at  any  time   during   the
                        accumulation  phase.  We reserve the right to refuse any
                        premium  payment.  We  expect  to  profit  from  certain
                        charges   assessed   under  the  Contract   (i.e.,   the
                        withdrawal charge and the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------
Access to Your Money    During  the  accumulation  phase,  there are a number of
                        ways  to take  money  out of  your  Contract,  generally
                        subject to a charge or adjustment.  You may also have to
                        pay income  tax and a tax  penalty on any money you take
                        out.
--------------------------------------------------------------------------------
Income Payments         You may  choose  to  receive  regular  income  from your
                        annuity.  During  the  income  phase,  you have the same
                        variable   allocation   options   you  had   during  the
                        accumulation phase.
--------------------------------------------------------------------------------
Death Benefit           If you die before moving to the income phase, the person
                        you have chosen as your beneficiary will receive a death
                        benefit.
--------------------------------------------------------------------------------
Free Look               You may return your  Contract to the selling agent or to
                        Jackson of NY within 20 days after receiving it. Jackson
                        of NY will return the Contract  Value in the  Investment
                        Divisions  plus any fees and expenses  deducted from the
                        premium prior to allocation to the Investment  Divisions
                        plus the full  amount of premium  you  allocated  to the
                        guaranteed fixed account, minus any withdrawals from the
                        guaranteed fixed account. We will determine the Contract
                        Value  in  the  Allocation  Options  as of the  date  we
                        receive  the  Contract  or the date you return it to the
                        selling  agent.   Jackson  of  NY  will  return  premium
                        payments where required by law.
--------------------------------------------------------------------------------
Taxes                   Under the Internal  Revenue Code you generally  will not
                        be  taxed  on the  earnings  on the  money  held in your
                        Contract  until you take money out (this is  referred to
                        as  tax-deferral).  There are different  rules as to how
                        you will be taxed  depending  on how you take the  money
                        out  and  whether  your  Contract  is  non-qualified  or
                        purchased as part of a qualified plan.
--------------------------------------------------------------------------------

                            FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract. The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract, receive income payments or transfer cash value between investment options. State premium taxes may also be deducted.

--------------------------------------------------------------------------------

                         Owner Transaction Expenses (1)
                         --------------------------

Maximum Withdrawal Charge(2) -
      Percentage of premium withdrawn, if applicable                          7%
--------------------------------------------------------------------------------

Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o     (b) = the present value of the remaining income payments
            (as of the date of calculation) for the period for which
            payments are guaranteed to be made, discounted at a rate
            no more than 1% higher than the rate used in (a).
--------------------------------------------------------------------------------

Transfer Charge(3) -
      Per transfer after 15 in a Contract Year                           $   25
--------------------------------------------------------------------------------

Expedited Delivery Charge(4)                                             $22.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1)   See "Contract Charges."

(2)   Years Since Premium Payment       0    1    2    3    4    5    6    7+
      Charge                            7%   6%   5%   4%   3%   2%   1%   0%

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(4) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

--------------------------------------------------------------------------------

                                Periodic Expenses
                                -----------------

Base Contract
-------------

Annual Contract Maintenance Charge                                       $  30

Separate Account Annual Expenses
       Annual percentage of average daily account value of
       Investment Divisions                                               1.40%

Mortality And Expense Risk Charge                                 1.25%

Administration Charge                                             0.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Separate Account Annual Expenses for Base Contract                  1.40%
--------------------------------------------------------------------------------

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Optional Endorsements - Please see footnotes 5 - 14 regarding the GMWB charges, which are not based on average account value.

You may select one Guaranteed Minimum Withdrawal Benefit (GMWB) from the grouping below.

------------------------------------------------------------------------------------------------------------------
7% GMWB Maximum Annual Charge (no longer offered as of March 31, 2008)("SafeGuard 7 Plus(SM)") (5)          0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard Max(SM)") (6)   0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5(SM)") (7)                                   1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6(SM)") (8)                                   1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)
   ("MarketGuard 5(R)") (9)                                                                                 0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
   2008)("LifeGuard Advantage(SM)") (10)                                                                    1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)
   ("LifeGuard Ascent(SM)") (11)                                                                            1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)
   ("LifeGuard Ascent With Joint Option") (12)                                                              1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom(SM) GMWB") (13)       1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB With
   Joint Option") (14)                                                                                      1.86%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------


(5) The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 37. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(6) The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 40.

(7) The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 45. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 49. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus.

(9) The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 53.


(10) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. The below table has the maximum and current charges for all age groups.

      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

      We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                 5% For Life GMWB With Bonus and Annual Step-Up
            --------------------------------------------------------
            Annual Charge           Maximum            Current
            --------------------------------------------------------
            Ages    45 - 49        1.02%/12           0.57%/12
                    50 - 54        1.17%/12           0.72%/12
                    55 - 59        1.50%/12           0.96%/12
                    60 - 64        1.50%/12           0.96%/12
                    65 - 69        1.50%/12           0.96%/12
                    70 - 74        0.90%/12           0.57%/12
                    75 - 80        0.66%/12           0.42%/12
            --------------------------------------------------------
            Charge Basis                       GWB
            --------------------------------------------------------
            Charge Frequency                 Monthly


      We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

      For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 26. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 57.

(11) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 28. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 64.

(12) The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 28. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 71.

(13) The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 78.

(14) The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table. We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.


      The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.


      While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. For more information about the charge for this endorsement, please see "Joint Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 29. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus and Annual Step-Up" beginning on page 88.


The next tables show the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

--------------------------------------------------------------------------------
                      Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

(Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses.)


                          -----------------------------
                                 Minimum: 0.57%

                                 Maximum: 2.63%
                          -----------------------------

------------------------------------------------------------------------------------------------------------------------------
                  Fund Operating Expenses
          (As an annual percentage of the Fund's                                                       ACQUIRED
                 average daily net assets)                MANAGEMENT                                  FUND FEES        ANNUAL
                                                           AND ADMIN     SERVICE        OTHER            AND         OPERATING
                         FUND NAME                          FEE (A)    (12B-1) FEE   EXPENSES (B)    EXPENSES (C)     EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 20                                   0.20%          0.00%        0.01%           0.80% (E)       1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 35                                   0.20%          0.00%        0.01%           0.94% (E)       1.15%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 50                                   0.20%          0.00%        0.01%           1.10% (E)       1.31%
------------------------------------------------------------------------------------------------------------------------------
JNL Institutional Alt 65                                   0.20%          0.00%        0.01%           1.28% (E)       1.49%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Global Real Estate                                 0.86% (F)      0.20%        0.01%           0.01%           1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM International Growth                               0.82%          0.20%        0.01%           0.04%           1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth                                   0.77%          0.20%        0.00%           0.01%           0.98%
------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Small Cap Growth                                   0.95%          0.20%        0.01%           0.01%           1.17%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Balanced                       0.80%          0.20%        0.01%           0.01%           1.02%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian Global Diversified Research           0.88%          0.20%        0.01%           0.01%           1.10%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian International Small Cap               1.10%          0.20%        0.01%           0.03%           1.34%
------------------------------------------------------------------------------------------------------------------------------
JNL/Capital Guardian U.S. Growth Equity                    0.78%          0.20%        0.01%           0.01%           1.00%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Global Natural Resources                 0.83%          0.20%        0.01%           0.01%           1.05%
------------------------------------------------------------------------------------------------------------------------------
JNL/Credit Suisse Long/Short                               0.95% (F)      0.20%        0.41% (D)       0.01%           1.57%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle Core Equity                                      0.75%          0.20%        0.01%           0.01%           0.97%
------------------------------------------------------------------------------------------------------------------------------
JNL/Eagle SmallCap Equity                                  0.82%          0.20%        0.01%           0.01%           1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Founding Strategy                   0.05%          0.00%        0.01%           1.07% (E)       1.13%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Global Growth                       0.90%          0.20%        0.01%           0.01%           1.12%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Income                              0.79%          0.20%        0.01%           0.01%           1.01%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                  Fund Operating Expenses
          (As an annual percentage of the Fund's                                                       ACQUIRED
                 average daily net assets)                MANAGEMENT                                  FUND FEES        ANNUAL
                                                           AND ADMIN     SERVICE        OTHER            AND         OPERATING
                         FUND NAME                          FEE (A)    (12B-1) FEE   EXPENSES (B)    EXPENSES (C)     EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Mutual Shares                       0.85%          0.20%        0.03% (D)       0.01%           1.09%
------------------------------------------------------------------------------------------------------------------------------
JNL/Franklin Templeton Small Cap Value                     0.95%          0.20%        0.01%           0.01%           1.17%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Core Plus Bond                           0.69%          0.20%        0.01%           0.01%           0.91%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Emerging Markets Debt                    0.90%          0.20%        0.01%           0.07%           1.18%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Mid Cap Value                            0.83%          0.20%        0.01%           0.01%           1.05%
------------------------------------------------------------------------------------------------------------------------------
JNL/Goldman Sachs Short Duration Bond                      0.54%          0.20%        0.00%           0.02%           0.76%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Value                           0.81%          0.20%        0.00%           0.00%           1.01%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan MidCap Growth                                 0.80%          0.20%        0.02%           0.01%           1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan U.S. Government & Quality Bond                0.55%          0.20%        0.01%           0.02%           0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Emerging Markets                                1.06%          0.20%        0.02%           0.01%           1.29%
------------------------------------------------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Equity                                  0.82%          0.20%        0.00%           0.01%           1.03%
------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Basics                                      1.00%          0.20%        0.04%           0.03%           1.27%
------------------------------------------------------------------------------------------------------------------------------
JNL/M&G Global Leaders                                     1.00%          0.20%        0.03%           0.03%           1.26%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management European 30                  0.57%          0.20%        0.07%           0.02%           0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Pacific Rim 30               0.57%          0.20%        0.05%           0.02%           0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index                0.38%          0.20%        0.02%           0.01%           0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 400 MidCap Index         0.39%          0.20%        0.02%           0.00%           0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index              0.39%          0.20%        0.02%           0.00%           0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management International Index          0.44%          0.20%        0.01%           0.00%           0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Bond Index                   0.40%          0.20%        0.01%           0.00%           0.61%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Index 5                      0.05%          0.00%        0.01%           0.62% (E)       0.68%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 10 x 10                      0.05%          0.00%        0.01%           0.63% (E)       0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Global Growth                              0.84%          0.20%        0.02%           0.00%           1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM Asia ex-Japan                                      1.05% (F)      0.20%        0.01%           0.05%           1.31%
------------------------------------------------------------------------------------------------------------------------------
JNL/PAM China-India                                        1.10% (F)      0.20%        0.08%           0.08%           1.46%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Real Return                                      0.60%          0.20%        0.01%           0.00%           0.81%
------------------------------------------------------------------------------------------------------------------------------
JNL/PIMCO Total Return Bond                                0.60%          0.20%        0.01%           0.00%           0.81%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Core Equity                                0.75%          0.20%        0.01%           0.00%           0.96%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America High Yield Bond                            0.58%          0.20%        0.01%           0.03%           0.82%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Mid Cap Value                              0.85%          0.20%        0.01%           0.02%           1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Small Cap Value                            0.85%          0.20%        0.01%           0.02%           1.08%
------------------------------------------------------------------------------------------------------------------------------
JNL/PPM America Value Equity                               0.65%          0.20%        0.01%           0.00%           0.86%
------------------------------------------------------------------------------------------------------------------------------
JNL/Red Rocks Listed Private Equity                        1.00%          0.20%        0.02%           1.41%           2.63%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Balanced                                        0.57%          0.20%        0.01%           0.01%           0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Money Market                                    0.36%          0.20%        0.01%           0.00%           0.57%
------------------------------------------------------------------------------------------------------------------------------
JNL/Select Value                                           0.63%          0.20%        0.00%           0.01%           0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Established Growth                       0.69%          0.20%        0.01%           0.01%           0.91%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Mid-Cap Growth                           0.81%          0.20%        0.01%           0.02%           1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/T. Rowe Price Value                                    0.75%          0.20%        0.01%           0.01%           0.97%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Conservative                               0.18%          0.00%        0.01%           0.85% (E)       1.04%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate                                   0.17%          0.00%        0.01%           0.88% (E)       1.06%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Moderate Growth                            0.15%          0.00%        0.01%           0.93% (E)       1.09%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Growth                                     0.15%          0.00%        0.01%           0.97% (E)       1.13%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Managed Aggressive Growth                          0.17%          0.00%        0.01%           0.98% (E)       1.16%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement Income                                  0.18%          0.00%        0.01%           0.88% (E)       1.07%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2015                                    0.18%          0.00%        0.01%           0.93% (E)       1.12%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2020                                    0.18%          0.00%        0.01%           0.95% (E)       1.14%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Retirement 2025                                    0.18%          0.00%        0.01%           0.97% (E)       1.16%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate                               0.18%          0.00%        0.01%           0.66% (E)       0.85%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Moderate Growth                        0.18%          0.00%        0.01%           0.66% (E)       0.85%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Disciplined Growth                                 0.18%          0.00%        0.01%           0.65% (E)       0.84%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Competitive Advantage                              0.50%          0.20%        0.01%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Dividend Income & Growth                           0.50%          0.20%        0.01%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Intrinsic Value                                    0.50%          0.20%        0.01%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P Total Yield                                        0.50%          0.20%        0.01%           0.01%           0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/S&P 4                                                  0.05%          0.00%        0.01%           0.72% (E)       0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 25                 0.48% (F)      0.20%        0.05%           0.00%           0.73%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 30             0.43%          0.20%        0.16%           0.00%           0.79%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Dow(SM) Dividend             0.44% (F)      0.20%        0.03%           0.00%           0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24                    0.49% (F)      0.20%        0.02%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                  Fund Operating Expenses
          (As an annual percentage of the Fund's                                                       ACQUIRED
                 average daily net assets)                MANAGEMENT                                  FUND FEES        ANNUAL
                                                           AND ADMIN     SERVICE        OTHER            AND         OPERATING
                         FUND NAME                          FEE (A)    (12B-1) FEE   EXPENSES (B)    EXPENSES (C)     EXPENSES
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management 25                           0.44%          0.20%        0.01%           0.00%           0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap             0.44%          0.20%        0.01%           0.00%           0.65%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL 5                        0.42%          0.20%        0.02%           0.00%           0.64%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management VIP                          0.44% (F)      0.20%        0.04%           0.00%           0.68%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management JNL Optimized 5              0.44%          0.20%        0.06%           0.00%           0.70%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P(R) SMid 60               0.49% (F)      0.20%        0.01%           0.01%           0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management NYSE(R) International 25     0.53% (F)      0.20%        0.05%           0.00%           0.78%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Communications Sector        0.49% (F)      0.20%        0.04%           0.00%           0.73%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Sector       0.49% (F)      0.20%        0.03%           0.00%           0.72%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Financial Sector             0.48% (F)      0.20%        0.03%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Healthcare Sector            0.46% (F)      0.20%        0.03%           0.00%           0.69%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector             0.44%          0.20%        0.03%           0.00%           0.67%
------------------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Technology Sector            0.48% (F)      0.20%        0.03%           0.00%           0.71%
------------------------------------------------------------------------------------------------------------------------------

(A)   Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,  the
      Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

      The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian International Small Cap Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital
      Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

      The JNL/Mellon Capital Management NYSE(R) International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital
      Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund pay an administrative fee of 0.20%.

      The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

      All other Funds pay an administrative fee of 0.10%.

      The Management and  Administrative  Fee and the Annual Operating  Expenses
      columns  in  this  table   reflect  the   inclusion   of  the   applicable
      administrative fee.

(B) Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, and the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

(C) Acquired fund fees and expenses shown represent each Fund's pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

(D) Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For the period ended December 31, 2008, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 0.40% and 0.01%, respectively.

(E) Amounts are based on the allocations to underlying funds during the period ended December 31,2008. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

(F)   The management/administrative fee reflects a contract amendment.


                                     EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated at the maximum Fund fees and expenses. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

The following example indicates maximum Fund fees and expenses if you select the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:


                 1 year    3 years   5 years   10 years
                  $657      $1,796    $2,914    $5,614


If you annuitize at the end of the applicable time period:


                1 year *   3 years   5 years   10 years
                 $657       $1,796    $2,914    $5,614


* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:


                 1 year    3 years   5 years   10 years
                  $587      $1,746    $2,884    $5,641


The example does not represent past or future expenses. Your actual costs may be higher or lower.

Condensed Financial Information. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the owner, and Jackson of NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the guaranteed fixed account and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson of NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson of NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You and your spouse can be joint owners. You can assign the Contract at any time during your lifetime but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Jackson of NY Service Center for help and more information.

The Contract is a single premium fixed and variable deferred annuity contract. This prospectus provides a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and the Company.

                                  JACKSON OF NY

Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson of NY has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically. When this program is available, Jackson of NY will, as permitted, forward documentation electronically. Please contact us at our Jackson of NY Service Center for more information.

                          THE GUARANTEED FIXED ACCOUNT

If you select a guaranteed fixed account, your money will be placed with Jackson of NY's other assets. The guaranteed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed account. Disclosures regarding the guaranteed fixed account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed account options.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson of NY on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions. Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the guaranteed fixed accounts at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account. However, this is not guaranteed. It is possible for you to lose your Contract Value allocated to any of the Investment Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Funds in which the Investment Divisions invest are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

                                   JNL Institutional Alt 20
                                   JNL Institutional Alt 35
                                   JNL Institutional Alt 50
                                   JNL Institutional Alt 65


                                   JNL/Franklin Templeton Founding Strategy
                                   JNL/Mellon Capital Management Index 5
                                   JNL/Mellon Capital Management 10 x 10
                                   JNL/S&P Managed Conservative
                                   JNL/S&P Managed Moderate
                                   JNL/S&P Managed Moderate Growth
                                   JNL/S&P Managed Growth
                                   JNL/S&P Managed Aggressive Growth
                                   JNL/S&P Retirement Income
                                   JNL/S&P Retirement 2015
                                   JNL/S&P Retirement 2020
                                   JNL/S&P Retirement 2025
                                   JNL/S&P Disciplined Moderate
                                   JNL/S&P Disciplined Moderate Growth
                                   JNL/S&P Disciplined Growth
                                   JNL/S&P 4

The names of the Funds that are available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

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                                JNL Series Trust
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JNL Institutional Alt 20 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 80% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 20% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL Institutional Alt 35 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 65% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 35% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL Institutional Alt 50 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 50% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 50% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL Institutional Alt 65 Fund
      Jackson National Asset Management, LLC

            Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other Funds ("Underlying Funds"). The Underlying Funds in which each Fund may invest are a part of the JNL Series Trust and the JNL Variable Fund LLC. Each Fund has a target percentage allocation between Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes. Under normal circumstances, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, and approximately 65% to Underlying Funds that invest primarily in non-traditional asset classes.

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JNL/AIM Global Real Estate Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Ltd.)

            Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of real estate and real estate-related companies, including real estate investment trusts. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.


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JNL/AIM International Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


            Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong earnings growth.


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JNL/AIM Large Cap Growth Fund
      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

            Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM Small Cap Growth Fund


      Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))


            Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/Capital Guardian Global Balanced Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

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JNL/Capital Guardian Global Diversified Research Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

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JNL/Capital Guardian International Small Cap Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

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JNL/Capital Guardian U.S. Growth Equity Fund
      Jackson National Asset Management, LLC (and Capital Guardian Trust
      Company)

            Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

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JNL/Credit Suisse Global Natural Resources Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited
      (sub-sub-adviser))

            Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

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JNL/Credit Suisse Long/Short Fund
      Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

            Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

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JNL/Eagle Core Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/Eagle SmallCap Equity Fund
      Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

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JNL/Franklin Templeton Founding Strategy Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

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JNL/Franklin Templeton Global Growth Fund
      Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

            Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

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JNL/Franklin Templeton Income Fund
      Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

            Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/Franklin Templeton Mutual Shares Fund
      Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

            Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/Franklin Templeton Small Cap Value Fund
      Jackson National Asset Management, LLC (and Franklin Advisory Services,
      LLC)

            Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

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JNL/Goldman Sachs Core Plus Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/Goldman Sachs Emerging Markets Debt Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

            Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

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JNL/Goldman Sachs Mid Cap Value Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of the investment.


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JNL/Goldman Sachs Short Duration Bond Fund
      Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

            Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

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JNL/JPMorgan International Value Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

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JNL/JPMorgan MidCap Growth Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMorgan U.S. Government & Quality Bond Fund
      Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

            Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and
            (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

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JNL/Lazard Emerging Markets Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

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JNL/Lazard Mid Cap Equity Fund
      Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

            Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/M&G Global Basics Fund
      Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

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JNL/M&G Global Leaders Fund
      Jackson National Asset Management, LLC (and M&G Investment Management Limited)

            Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.


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JNL/Mellon Capital Management European 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

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JNL/Mellon Capital Management Pacific Rim 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.


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JNL/Mellon Capital Management S&P 500 Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

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JNL/Mellon Capital Management S&P 400 MidCap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the S&P Midcap 400 Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.


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JNL/Mellon Capital Management Small Cap Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Russell 2000(R) Index. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


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JNL/Mellon Capital Management International Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.


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JNL/Mellon Capital Management Bond Index Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to match the performance of the Barclays U.S. Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.


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JNL/Mellon Capital Management Index 5 Fund


      Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o     20% in the JNL/Mellon Capital Management S&P 500 Index Fund;

            o     20% in the JNL/Mellon Capital Management S&P 400 MidCap Index
                  Fund;

            o     20% in the JNL/Mellon Capital Management Small Cap Index Fund;

            o 20% in the JNL/Mellon Capital Management International Index Fund; and

            o     20% in the JNL/Mellon Capital Management Bond Index Fund.

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JNL/Mellon Capital Management 10 x 10 Fund


      Jackson National Asset Management, LLC


            Seeks to achieve its objective by initially allocating in the following Funds:

            o 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;

            o 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and

            o 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

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JNL/Oppenheimer Global Growth Fund
      Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

            Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/PAM Asia ex-Japan Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region where the
            (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintains their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.

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JNL/PAM China-India Fund
      Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)


            Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India where the (i) securities are of issuers organized under the laws of the country or of a country within the geographic region or (ii) maintain their principal place of business in that country or region; or (iii) securities are traded principally in the country or region; or (iv) securities of issuers, during the issuer's most recent fiscal year, derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the country or region or have at least 50% of their assets in that country or region.


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JNL/PIMCO Real Return Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


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JNL/PIMCO Total Return Bond Fund
      Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


            Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.


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JNL/PPM America Core Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (which include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants) of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM America High Yield Bond Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign issuers.


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JNL/PPM America Mid Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)

            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

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JNL/PPM America Small Cap Value Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations of between $15.8 million and $2.5 billion under normal market conditions at the time of initial purchase. The range will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.


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JNL/PPM America Value Equity Fund
      Jackson National Asset Management, LLC (and PPM America, Inc.)


            Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $452.2 million and $417.8 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.


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JNL/Red Rocks Listed Private Equity Fund
      Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

            Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

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JNL/Select Balanced Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

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JNL/Select Money Market Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/Select Value Fund
      Jackson National Asset Management, LLC (and Wellington Management Company,
      LLP)

            Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

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JNL/T. Rowe Price Established Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

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JNL/T. Rowe Price Mid-Cap Growth Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. Rowe Price Value Fund
      Jackson National Asset Management, LLC (and T. Rowe Price Associates,
      Inc.)

            Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

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JNL/S&P Managed Conservative Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P Managed Moderate Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P Managed Moderate Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

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JNL/S&P Managed Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.


            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P Managed Aggressive Growth Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.


            Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.


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JNL/S&P Retirement Income Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

            Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P Retirement 2015 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

            Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P Retirement 2020 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.


            Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.


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JNL/S&P Retirement 2025 Fund


      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)


            Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.


            Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

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JNL/S&P Disciplined Moderate Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P Disciplined Moderate Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

            Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P Disciplined Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

            Seeks capital growth investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

            Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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JNL/S&P Competitive Advantage Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

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JNL/S&P Dividend Income & Growth Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

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JNL/S&P Intrinsic Value Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

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JNL/S&P Total Yield Fund
      Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

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JNL/S&P 4 Fund
      Jackson National Asset Management, LLC

            Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P

            500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

            o     25% in JNL/S&P Competitive Advantage Fund; and

            o     25% in JNL/S&P Dividend Income & Growth Fund; and

            o     25% in JNL/S&P Intrinsic Value Fund; and

            o     25% in JNL/S&P Total Yield Fund.

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About the JNL/S&P Retirement Funds. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically, any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and (ii) an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                              JNL Variable Fund LLC
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JNL/Mellon Capital Management Nasdaq(R) 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

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JNL/Mellon Capital Management Value Line(R) 30 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for Timeliness(TM). The 30 stocks are selected each year based on certain positive financial attributes.

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JNL/Mellon Capital Management Dow(SM) Dividend Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend Index(SM) which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.


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JNL/Mellon Capital Management S&P(R) 24 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through capital appreciation by investing in the common stocks of 24 companies that have the potential for capital appreciation; the 24 companies are selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"), on each Stock Selection Date.


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JNL/Mellon Capital Management 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"), on each Stock Selection Date.


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JNL/Mellon Capital Management Select Small-Cap Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

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JNL/Mellon Capital Management JNL 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

            o     20% in the Dow(SM) 10 Strategy, a dividend yielding strategy;

            o 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;

            o     20% in the Global 15 Strategy, a dividend yielding strategy;

            o     20% in the 25 Strategy, a dividend yielding strategy; and

            o 20% in the Select Small-Cap Strategy, a small capitalization strategy.

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JNL/Mellon Capital Management VIP Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:


            o     The Dow(SM) Dividend Strategy;


            o     The European 20 Strategy;

            o     The Nasdaq(R) 25 Strategy;

            o     The S&P 24 Strategy;

            o     The Select Small-Cap Strategy; and

            o     The Value Line(R) 30 Strategy.

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JNL/Mellon Capital Management JNL Optimized 5 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


            Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:


            o     25% in the Nasdaq(R) 25 Strategy;

            o     25% in the Value Line(R) 30 Strategy;

            o     24% in the European 20 Strategy;

            o     14% in the Global 15 Strategy; and

            o     12% in the 25 Strategy.

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JNL/Mellon Capital Management S&P(R) SMid 60 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

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JNL/Mellon Capital Management NYSE(R) International 25 Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

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JNL/Mellon Capital Management Communications Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

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JNL/Mellon Capital Management Consumer Brands Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

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JNL/Mellon Capital Management Financial Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

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JNL/Mellon Capital Management Healthcare Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

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JNL/Mellon Capital Management Oil & Gas Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

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JNL/Mellon Capital Management Technology Sector Fund
      Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

            Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.
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The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson of NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30902, Lansing, Michigan 48909-8402 or by visiting www.jackson.com.


Voting Rights. To the extent required by law, Jackson of NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. Jackson of NY may be required to, or determine in its sole discretion to, substitute a different mutual Fund for the one the Investment Division is currently invested in. This will be done with any required approval of the SEC. Jackson of NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.25% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account.

The Mortality and Expense Risk Charge compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:

                  o to make income payments for the life of the annuitant during the income phase;

                  o to waive the withdrawal charge in the event of your death; and

                  o     to provide a standard death benefit prior to the Income
                        Date.

The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Annual Contract Maintenance Charge. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value.

Jackson of NY will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson of NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year. Jackson of NY may waive the transfer fee in connection with pre-authorized automatic transfer programs or may charge a lesser fee where required by state law.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

                  o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

                  o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Withdrawal Charge. During the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without imposition of a withdrawal charge of:

                  o premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn),

                  o     earnings, and

                  o 10% during each Contract Year for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a withdrawal charge (not yet withdrawn), less earnings ("Free Withdrawal") (and required minimum distribution will be counted as part of the free withdrawal amount).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson of NY treats withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

Note: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson of NY does not assess the withdrawal charge on any payments paid out as
(1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owners' death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson of NY may not be subject to a withdrawal charge.

Jackson of NY may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson of NY and a prospective purchaser. Jackson of NY may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of its affiliates.


7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% (0.42% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 37.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 40.)

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 37. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge ("SafeGuard Max"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually). We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 40.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up - subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 40. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB (0.66% annually) each Contract month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 45. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 48.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 45. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 49. We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 53.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually). We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.62% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 49. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge. If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 53.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 56.)

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 53. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage") Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 57. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

                 Annual Charge           Maximum            Current
                 --------------------------------------------------------
                 Ages    45 - 49        1.02%/12           0.57%/12
                         50 - 54        1.17%/12           0.72%/12
                         55 - 59        1.50%/12           0.96%/12
                         60 - 64        1.50%/12           0.96%/12
                         65 - 69        1.50%/12           0.96%/12
                         70 - 74        0.90%/12           0.57%/12
                         75 - 80        0.66%/12           0.42%/12
                 --------------------------------------------------------
                 Charge Basis                       GWB
                 --------------------------------------------------------
                 Charge Frequency                 Monthly


You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 63.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 57. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 57. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% (0.96% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 64.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 70.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.50% annually.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 64. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 64. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% (1.17% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 71.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 77.)


We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 71. Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 71. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB") Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 78. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 87.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 78. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 78. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option") Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" beginning on page 88. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 98.)

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually. We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 88. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 88. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.


Other Expenses. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund I LLC for the Funds.

Premium Taxes. Some governmental entities charge premium taxes or other similar taxes. Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson(SM)), Jackson of NY's parent.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.


Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products:

                       A.G. Edwards & Sons, Inc.
                       Centaurus Financial, Inc.
                       Commonwealth Financial Network

                       FSC Securities Corporation
                       Hantz Financial Services, Inc.
                       Intersecurities, Inc.
                       Invest Financial Corporation
                       Investment Centers of America, Inc.
                       Lincoln Financial Securities Corporation
                       LPL Financial Corporation
                       National Planning Corporation
                       Next Financial Group, Inc.
                       Raymond James & Associates, Inc.
                       Royal Alliance Associates, Inc.
                       Securities America, Inc.
                       SII Investments, Inc.
                       UBS Financial Services, Inc.
                       Wachovia Securities LLC
                       WaMu Investments, Inc.
                       Woodbury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                  o     National Planning Corporation,

                  o     SII Investments, Inc.,

                  o     IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                  o     Investment Centers of America, Inc., and

                  o     Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson of NY and Jackson, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

Minimum Initial Premium:

                  o     $5,000 under most circumstances

                  o     $2,000 for a qualified plan Contract

                  o The maximum we accept without our prior approval is $1 million

Minimum Additional Premiums:

                  o     $500

                  o     $50 under the automatic payment plan

                  o You can pay additional premiums at any time during the accumulation phase

There is a $100 minimum balance requirement for each Investment Division and guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

Allocations of Premium. When you purchase a Contract, Jackson of NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum amount you may allocate to the guaranteed fixed account or an Investment Division is $100. Jackson of NY will allocate additional premiums in the same way unless you tell us otherwise.

You may not allocate your Contract Value to more than 18 variable options plus the guaranteed fixed account at any one time.

Jackson of NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue. Under this program, Jackson of NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson of NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson of NY determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

      1. determining the total amount of assets held in the particular Investment Division;

      2. subtracting any asset-based insurance charges and any other charges, such as taxes;

      3. dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the guaranteed fixed account must occur prior to the Income Date. Transfers from the guaranteed fixed account will be subject to any applicable interest rate adjustment. There may be periods when we do not offer the guaranteed fixed account, or when we impose special transfer requirements on the guaranteed fixed account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable guaranteed fixed account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

      o     limiting the number of transfers over a period of time;

      o     requiring a minimum time period between each transfer;

      o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

      o     limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Jackson of NY Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order. Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner, ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

      o     by making either a partial or complete withdrawal,

      o     by electing the systematic withdrawal program,

      o     by electing a Guaranteed Minimum Withdrawal Benefit, or

      o     by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable interest rate adjustment.


For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 24.


Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less then $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing. Jackson of NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Jackson of NY Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. There are limitations on withdrawals from qualified plans. For more information, please see "TAXES" beginning on page 102.


Guaranteed Minimum Withdrawal Benefit Considerations. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:


                  o If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 86.)


                  o If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 104 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                  o     the Contract Value after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o     7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

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      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the
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            two RMDs exceeded the applicable GAWA for that Contract Year).

      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
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      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     7% of the new GWB; Or

            o     The GAWA before the Step-Up.
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The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Conversion. You may convert this 7% GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up ("SafeGuard Max"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

                  o     The Owner's (or any joint Owner's) death;

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB. We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                         Ages             GAWA Percentage
                     --------------------------------------
                        0 - 74                   7%
                       75 - 79                   8%
                       80 - 84                   9%
                         85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the withdrawal; Or

            o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the withdrawal; Or

            o     The GWB after the withdrawal; Or

            o The GAWA percentage multiplied by the Contract Value after the withdrawal.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.
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      --------------------------------------------------------------------------
            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA is recalculated, equaling the lesser of:

            o     The GAWA before the payment; Or

            o     The GWB after the payment.
      --------------------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable.

Spousal Continuation. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                              In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The first date both the GWB and the Contract Value equals zero; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

                  o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                  o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

                  o     the total amount of the current partial withdrawal, or

                  o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

                  o     the Contract Value after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o     5% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


      --------------------------------------------------------------------------
      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

Conversion. You may convert this 5% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up

(LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6"). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

                  o the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or

                  o     the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

                  o     the total amount of the current partial withdrawal, or

                  o the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

                  o     the Contract Value after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal, or

                  o     the GWB after the partial withdrawal, or

                  o     6% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges interest rate adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


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      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).
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      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above. In addition, the GWB can never be more than $5 million with a Step-Up. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

Conversion. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5"). The following description is supplemented by some examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

                  o the GWB prior to the partial withdrawal less the partial withdrawal; or

                  o     zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

                  o     the Contract Value after the partial withdrawal; or

                  o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

                  o     the GAWA prior to the partial withdrawal; or

                  o     the GWB after the partial withdrawal; or

                  o     5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description.

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      Required Minimum Distribution Calculations. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Spousal Continuation. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

Contract Value Is Zero. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

Annuitization. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

      Fixed Payment Income Option. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

Conversion. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB. For LifeGuard Freedom GMWB with Joint Option, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Advantage"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

      o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

      o With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA equals 5% of the GWB.
      --------------------------------------------------------------------------

PLEASE NOTE: At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o     The greater of the GWB before the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o     5% of the Contract Value after the withdrawal; Or

            o     The greater of 5% of the GWB after the withdrawal, or zero.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to the guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      The GAWA is also recalculated, increasing by:

            o     5% of the premium net of any applicable premium taxes; Or

            o     5% of the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is recalculated, equaling the greater of:

            o     5% of the new GWB; Or

            o     The GAWA before the Step-Up.
      --------------------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - whether or not the spousal beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

                        o     How the bonus is calculated;

                        o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                        o     For how long the bonus is available; and

                        o When and what happens when the bonus is applied to the GWB.

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            The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified

                                    Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.

                  o The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base.
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Conversion. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA% and annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase). Additionally, LifeGuard Freedom GMWB offers a bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract prior to December 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. For LifeGuard Freedom GMWB with Joint Option, subject to the age at which you convert, the bonus provision may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon Step-Ups. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion. Also, depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your 5% for Life GMWB With Bonus and Annual Step-Up.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

                  o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                              So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Issue Date.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
      --------------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                        Ages               GAWA Percentage
                    ----------------------------------------
                      45 - 59                    4%
                      60 - 74                    5%
                      75 - 84                    6%
                        85+                      7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o The GAWA percentage multiplied by the Contract Value after the withdrawal; Or

            o     The GAWA percentage multiplied by the GWB after the
                  withdrawal.
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Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.
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      --------------------------------------------------------------------------
            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

            o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                              o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal beneficiary upon the death of the original Owner.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - whether or not the spousal beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option"). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary beneficiary and all other beneficiaries will be treated as contingent beneficiaries. The For Life Guarantee will not apply to these contingent beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal beneficiary will become the Owner upon Spousal Continuation and he or she may name a beneficiary; however, that beneficiary is not considered a Covered Life. Likewise, if the primary spousal beneficiary dies first, the Owner may name a new beneficiary; however, that beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

            o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                        The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                        So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

            Or

            o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                        The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

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      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Issue Date.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
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      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

      The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
      --------------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) The GAWA percentage for each age group is:

                           Ages             GAWA Percentage
                        -------------------------------------
                          45 - 59                 4%
                          60 - 74                 5%
                          75 - 84                 6%
                            85+                   7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value. The GAWA is also potentially impacted.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the lesser of:

            o     Contract Value after the withdrawal; Or

            o The greater of the GWB before the withdrawal less the withdrawal, or zero.

      The GAWA is recalculated, equaling the lesser of:

            o The GAWA percentage multiplied by the Contract Value after the withdrawal; Or

            o     The GAWA percentage multiplied by the GWB after the
                  withdrawal.
      --------------------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value (subject to a $5 million maximum).

      If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

      If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. The GWB can never be more than $5 million with a Step-Up. However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 72 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
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Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                                    If the surviving spouse is not a Covered
                                    Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                              o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                              o Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                              o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                              o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                              o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                              o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

                  o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

                  o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

      o     The Income Date;

      o The date of complete withdrawal of Contract Value (full surrender of the Contract);

      o     Conversion of this GMWB (if conversion is permitted);

      o The date of death of the Owner (or either joint Owner), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

      o The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

      o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal beneficiary and the spousal beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Conversion. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value over the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. However, as noted above, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

                  o The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                              The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                              For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                              The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                              If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63. If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                              The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

                  Or

                  o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                              The GWB is the guaranteed amount available for future periodic withdrawals.

                  Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

      When this GMWB is added to the Contract on any Contract Anniversary -
      -------------------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB equals Contract Value.

      The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
      --------------------------------------------------------------------------

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                            Ages       GAWA Percentage
                        --------------------------------
                          45 - 62             4%
                          63 - 74             5%
                          75 - 80             6%
                            81+               7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                           Ages        GAWA Percentage
                        --------------------------------
                          45 - 74             5%
                          75 - 80             6%
                            81+               7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
      --------------------------------------------------------------------------

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                        o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                        o     The GWB after the withdrawal.
      --------------------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

      --------------------------------------------------------------------------
      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.


            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
      --------------------------------------------------------------------------


Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

                  o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

                  o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

      If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

            o If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

      For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
      --------------------------------------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.
      --------------------------------------------------------------------------

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
      --------------------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

                  o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                              o     Upon the Owner's death, the For Life
                                    Guarantee is void.

                              o Only the GWB is payable while there is value to it (until depleted).

                              o     The GWB adjustment provision is void.

                              o     Step-Ups will continue as permitted in
                                    accordance with the Step-Up rules above.

                              o Contract Anniversaries will continue to be based on the Contract's Issue Date.

                              o If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

                              o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                  o Continue the Contract without this GMWB (GMWB is terminated).

                  o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

                  o     The Income Date;

                  o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                              In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

                  o     Conversion of this GMWB (if conversion is permitted);

                  o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

                  o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

                  o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

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            The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o     The GWB is recalculated, increasing by 7% of the Bonus
                        Base.

                  o If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
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            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:

                  o The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

                  o     The date Contract Value is zero.

            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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Conversion. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract before October 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to the newest version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up and the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, as noted above, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Additionally, when converting to LifeGuard Freedom GWMB with Joint Option, depending on the age at which you convert, you may be subject to a lower bonus than currently available under your For Life GMWB With Bonus and Annual Step-Up. Because the GAWA percentage under LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the Owner (or oldest Owner if joint Owners under LifeGuard Freedom GMWB; or youngest Covered Life under LifeGuard Freedom GMWB with Joint Option) at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option"). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

      o The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62. If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

                  If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

                  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation. So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

      Or

      o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB. But PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

      When this GMWB is added to the Contract on the Issue Date -
      ---------------------------------------------------------

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      The GWB equals initial premium net of any applicable premium taxes.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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      When this GMWB is added to the Contract on any Contract Anniversary -
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      The GWB equals Contract Value.

      The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
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Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

Withdrawals. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

                            Ages       GAWA Percentage
                        --------------------------------
                          45 - 62             4%
                          63 - 74             5%
                          75 - 80             6%
                            81+               7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

                            Ages       GAWA Percentage
                        --------------------------------
                          45 - 74             5%
                          75 - 80             6%
                            81+               7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the withdrawal less the withdrawal; Or

            o     Zero.

      The GAWA:

            o     Is unchanged while the For Life Guarantee is in effect;
                  Otherwise

            o Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
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The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.

      The GAWA is recalculated as follows:

            o If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

            o If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                        o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

                        o     The GWB after the withdrawal.
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The Excess Withdrawal is defined to be the lesser of:

                  o     The total amount of the current partial withdrawal, or

                  o The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 102


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age.

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      RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

      Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.
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            Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2008 Contract Year (ending June 30) is $10. The RMDs for calendar years 2007 and 2008 are $14 and $16, respectively.

            If the Owner takes $7 in each of the two halves of calendar year 2007 and $8 in each of the two halves of calendar year 2008, then at the time the withdrawal in the first half of calendar year 2008 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2008 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.


      An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).


            The following example illustrates this exception. It assumes an individual Owner, born January 1, 1937, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

            If the Owner delays taking his first RMD (the 2007 RMD) until March 30, 2008, he may still take the 2008 RMD before the next Contract Year begins, June 30, 2008 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2008 RMD) after June 30, 2008, he should wait until the next Contract Year begins (that is after June 30, 2009) to take his third RMD (the 2009 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


      Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7. Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.
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Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB. Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.


Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

                  o The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or

                  o The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

                  o On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

                  o With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

                  o With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline

(explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

      With each subsequent premium payment on the Contract -
      ----------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

      If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

            o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or

            o The GAWA percentage multiplied by the increase in the GWB - if the maximum GWB is hit.
      --------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million. See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

      With a Step-Up -
      --------------

      --------------------------------------------------------------------------
      The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

      If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

            o The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

      For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

            o     The GAWA percentage multiplied by the new GWB, Or

            o     The GAWA prior to Step-Up.
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The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

      When a withdrawal, plus all prior withdrawals in the current Contract
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      Year, is less than or equal to the greater of the GAWA or RMD, as
      -----------------------------------------------------------------
      applicable -
      ----------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

            o     Zero.
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      When a withdrawal, plus all prior withdrawals in the current Contract
      ---------------------------------------------------------------------
      Year, exceeds the greater of the GAWA or RMD, as applicable -
      -----------------------------------------------------------

      --------------------------------------------------------------------------
      The quarterly adjusted Contract Value is equal to the greater of:

            o The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

            o     Zero.
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FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE
NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and

BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


Owner's Death. The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 90 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


Contract Value Is Zero. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

      After each payment when the Contract Value is zero -
      --------------------------------------------------

      --------------------------------------------------------------------------
      The GWB is recalculated, equaling the greater of:

            o     The GWB before the payment less the payment; Or

            o     Zero.

      The GAWA:

            o Is unchanged so long as the For Life Guarantee is in effect; Otherwise

            o Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
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Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable.

Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

            o Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                        o If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                              If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                        o For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                        o If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                              If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

                        o Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                        o Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                        o If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                        o If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

                        o The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                        o A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

            o Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

            o Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 102.


Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

            o     The Income Date;

            o The date of complete withdrawal of Contract Value (full surrender of the Contract);

                        In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

            o     Conversion of this GMWB (if conversion is permitted);

            o The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered
                  Life);

            o The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

            o The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

      Joint Life Income of GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the

      Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

      If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

      Specified Period Income of the GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

      This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

      The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


See "Guaranteed Minimum Withdrawal Benefit General Considerations" and "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 36 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.


Effect of GMWB on Tax Deferral. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

                  o     How the bonus is calculated;

                  o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

                  o     For how long the bonus is available; and

                  o When and what happens when the bonus is applied to the GWB.

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            The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below. (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

                  o When this GMWB is added to the Contract, the Bonus Base equals the GWB.

                  o With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              o All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free
            --------------------------------------------------------------------

            --------------------------------------------------------------------
                                    withdrawals under the Contract.

                              o A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                  o With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

                  o With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

            The Bonus Base can never be more than $5 million.

            The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

            When the bonus is applied:

                  o The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base. (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

                  o f the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

            Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

            The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

            The Bonus Period ends on the earlier of:

                  o The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                  o     The date the Contract Value is zero.

            The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

            The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)


            If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:


                  o The tenth Contract Anniversary after the effective date of the endorsement;

                  o The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

                  o     The date Contract Value is zero.


            If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.


            Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
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Conversion. If this GMWB was added to your Contract before October 6, 2008, you may convert this Joint For Life GMWB With

Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to the newest version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA%, a lower age at which the "For Life Guarantee" becomes effective, and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. However, the charge may be increased upon step-up on or after the fifth Contract Anniversary instead of the eleventh Contract Anniversary, subject to the maximum annual charge. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), a lower age at which the "For Life Guarantee" becomes effective, and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Because the GAWA percentage under LifeGuard Freedom GMWB with Joint Option varies according to age group (the younger the age group, the lower the GAWA percentage) and is determined based on the attained age of the youngest Covered Life at the time of the first withdrawal, your GAWA percentage may increase or decrease, depending on the age at which you convert and depending on when you take your first withdrawal after conversion.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix B.)

Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to a withdrawal charge and an interest rate adjustment.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

      a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      b)    trading on the New York Stock Exchange is restricted;

      c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

      d)    the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the day on which those payments begin. The Income Date must be at least one year after your Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at least 7 days before the Income Date. You must give us notice 7 days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.


At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

      1. the value of your Contract in the Investment Division(s) on the Income Date;

      2. the 3% assumed investment rate used in the annuity table for the Contract; and

      3.    the performance of the Investment Divisions you selected.

Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.)

Option 1 - Life Income. This income option provides monthly payments for your life.

Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

Option 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - Other income options may be made available by Jackson of NY.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson of NY may limit permissible joint owners to spouses.

The death benefit equals the greatest of:

      1.    current Contract Value;

      2.    the total premiums paid prior to your death, minus the sum of:

            a.    withdrawals and withdrawal charges, and

            b.    premium taxes;

      3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the Contract Value on the first day of a Contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The death benefit can be paid under one of the following death benefit options:

      o     single lump sum payment; or

      o     payment of entire death benefit within 5 years of the date of death;
            or

      o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate certain optional benefits you might have elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint owner die on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

The following is only general information and is not intended as tax advice to any individual. Additional tax information is included in the SAI. You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.


Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


Death Benefits. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval. The Contract, and all riders attached thereto, has been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 92 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.


Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.


The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

            (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

            (b)   a required minimum distribution;

            (c)   a hardship withdrawal; or

            (d)   the non-taxable portion of a distribution.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called "Federal (DAC) tax charge" under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

                                OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have Jackson of NY automatically reallocate your Contract Value among Investment Divisions and the 1-year guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Jackson of NY does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your Contract to the selling agent or Jackson of NY within twenty days after receiving it. Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premiums prior to allocation to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account, minus any withdrawal from the guaranteed fixed account. We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson of NY will return premium payments where required by law.

Advertising. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.

            o Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

            o Standardized average annual total return is calculated in accordance with SEC guidelines.

            o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

            o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the annual contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson of NY is a party.


Jackson National Life Insurance Company, Jackson of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2008, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

Collection of Nonpublic Personal Information. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

            o Information we receive from you on applications or other forms;

            o     Information about your transactions with us;

            o     Information we receive from a consumer reporting agency;

            o Information we obtain from others in the process of verifying information you provide us; and

            o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.

To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


You should know that your representative is independent of Jackson. He or she is responsible for the use and security of information you provide him or her. Please contact your representative if you have questions about his or her privacy policy.


Security to Protect the Confidentiality of Nonpublic Personal Information. We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

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Questions. If you have questions about your Contract, you may call or write to us at:


o Jackson of NY Service Center: 1 (800) 599-5651, P.O. Box 30902, Lansing, Michigan 48909-8402


o Jackson of NY IMG Service Center: 1 (888) 464-7779, P.O. Box 33178, Detroit, Michigan 48232-5178
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                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History.............................................   2

Services....................................................................   5

Purchase of Securities Being Offered........................................   6

Underwriters................................................................   6

Calculation of Performance..................................................   6

Additional Tax Information..................................................   8

Annuity Provisions.........................................................   18

Net Investment Factor......................................................   19

Financial Statements.......................................................   20

                                   APPENDIX A


               TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

"JNL(R)," "Jackson National(R)" and "Jackson(SM)" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial Average(SM)," "Dow Jones Select Dividend Index(SM)," "DJIA(SM)," "The Dow(SM)" and "the Dow 10(SM)" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the following funds:

JNL/Mellon Capital Management Dow(SM) 10 Fund;
JNL/Mellon Capital Management Dow(SM) Dividend Fund;
JNL/Mellon Capital Management JNL 5 Fund;
JNL/Mellon Capital Management VIP Fund;
JNL/Mellon Capital Management JNL Optimized 5 Fund;
JNL/Mellon Capital Management Communications Sector Fund;
JNL/Mellon Capital Management Consumer Brands Sector Fund;
JNL/Mellon Capital Management Financial Sector Fund;
JNL/Mellon Capital Management Healthcare Sector Fund;
JNL/Mellon Capital Management Oil & Gas Sector Fund; and
JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones does not:
-------------------

o     Sponsor,  endorse,  sell or promote the JNL/Mellon  Capital Management Dow
      (SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector
      Fund,  the  JNL/Mellon  Capital  Management  Healthcare  Sector Fund,  the
      JNL/Mellon  Capital  Management  Oil & Gas Sector Fund, and the JNL/Mellon
      Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

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Dow Jones will not have any liability in connection with the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

      o The results to be obtained by the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands
            Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the
            JNL/Mellon  Capital  Management   Communications  Sector  Fund,  the
            JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

      o     The accuracy or completeness of the DJIA and its data;

      o The merchantability and the fitness for a particular purpose or use of the DJIA and its data;

      o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;

      o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between Jackson National Life Insurance Company(R) and Dow Jones is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management Dow(SM) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management Dow(SM) Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other third parties.
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The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE International 100 Index(SM)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 Index(SM)" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 Index(SM)" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

      o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Recommend  that  any  person  invest  in  the   JNL/Mellon   Capital
            Management NYSE(R) International 25 Fund or any other securities.

      o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Have  any  responsibility  or  liability  for  the   administration,
            management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

      o     Consider  the needs of the  JNL/Mellon  Capital  Management  NYSE(R)
            International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

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NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:

o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 Index(SM);

o     The accuracy or completeness of the Index and its data;

o The merchantability and the fitness for a particular purpose or use of the Index and its data;

o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;

o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.
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Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Value Index," and the "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson. The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC, a wholly owned subsidiary of The McGraw-Hill Companies, Inc. ("S&P") and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management

Value Line(R) 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.

                                   APPENDIX B

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

      o     Example 1a: If the GMWB is elected at issue:

            o Your initial GWB is $100,000, which is your initial Premium payment.

            o Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

      o Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted:

            o Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

            o Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                  - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option. Your GAWA% is set based upon your attained age at that time. Your initial GAWA is determined based on this GAWA% and the GWB at that time.

      o If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
            0.05 = $5,000).

      o If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined. Your GWB is subject to a maximum of $5,000,000.

      o Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

            o Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

            o Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

      o Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

            o Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

            o Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 =
                  $2,500).

      o     Notes:

            o     If your endorsement contains a varying benefit percentage:

                  - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                  - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

                  - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

                  - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD), your GWB and GAWA are re-determined.

      o Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

            o Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

            o Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

            o Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

            o Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

            o If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

      o Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) =
                        $91,200].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) /
                        ($130,000 - $5,000)) = $4,800]. If you continued to take
                        annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of
                        1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) =
                        $90,250].

                  - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 -
                        $5,000)/($105,000 - $5,000)) = $4,750]. If you continued
                        to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

            o Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000))
                        = $85,500].

                  - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                        your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

            o Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                  - If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000
                        - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your

                        GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                  - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
                  2) 5% of your new GWB ($200,000*0.05 = $10,000).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

                  - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                        o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

                        o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                        o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

      o Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                  - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

            o If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

                  - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

      o     Notes:

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

      o Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

            o If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000
                  - $5,000 = $195,000) and your GAWA will remain at $10,000
                  since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining
                  GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

            o If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 =
                  $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

                  - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                  - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

                  - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

      o     Notes:

            o As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

                  - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

                  - If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

                  - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

            o This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

            o Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

            o If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

            o If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).

                  - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

            o If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

            o If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

            o If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

      o Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

            o Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05
                  = $5,350).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

            o Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

            o Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

            o After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o Your bonus base is not recalculated upon the application of the bonus to your GWB.

            o If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

            o If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

            o If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

            o If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement. At the time the For Life Guarantee becomes effective, your GAWA is re-determined. (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

      o Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

      o Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

            o You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

            o The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

      o Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

            o Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

            o The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

            o Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday. If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life's 62nd birthday if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life's 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option. (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

      o If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

            o If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

            o The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

            o Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

      o     Notes:

            o If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday. If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday. If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

            o If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.

            o If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined. (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

      o Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

      o Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

            o Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

      o     Notes:

            o The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

            o Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

            o No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

            o If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

                                   APPENDIX C

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2008 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage, Inc.   Capital Analysts, Inc.             Essex National Securities        Harvest Capital
1st Global Capital Corp.       Capital City Securities            Feltl & Company                  Hazard & Siegel, Inc.
Abbott Bennett Group LLC       Capital Financial Group            Ferris Baker Watts, Inc.         HBW Securities
A.G. Edwards & Sons, Inc.      CCF Investments, Inc.              FFP Securities, Inc.             Heim, Young & Associates, Inc.
Acorn Financial                CCO Investment Services Corp.      Fifth Third Securities           Hornor Townsend & Kent, Inc.
Advantage Capital Corp.        Centennial Securities Company      Financial Network Investment     Huckin Financial Group, Inc.
Advisors Marketing, Inc.       Centaurus Financial, Inc.          First Allied Securities, Inc.    Huntington Investment Company
AIG Financial Advisors         Century Securities                 First Brokerage America          IMS Securities
Allegiant Securities           CFD Investments, Inc.              First Heartland Capital, Inc.    Independent Financial Group
American General Securities    Chevy Chase Securities             First Independent Financial      Infinex Investments
American Investors Company     Choice Investments, Inc.           First Merit Insurance Agency     ING Financial
American Portfolios Financial  Colonial Brokerage                 FNB Brokerage Services           Institutional Securities Corp.
Ameriprise Advisor Services    Colonial Financial Services        Fortune Financial Services       InterCarolina Financial Services
Ameritas Investment Corp.      Colonial Investments Services      Founders Financial Securities    Intersecurities, Inc.
Apple Tree Investments         Commonwealth Financial Network     Fox & Company Investments, Inc.  Intervest International
Askar Corp.                    Community Bankers Securities       FSC Securities Corp.             Invest Financial Corp.
Associated Securities Corp.    Comprehensive Asset Management,    FTC Methods Inc.                 Investacorp, Inc.
                                  Inc.
AXA Advisors, LLC              Coordinated Capital Securities     G.A. Repple and Company          Investment Center, Inc.
BancWest Investment Services   Countrywide Investment Services    G.W. Sherwold Associates, Inc.   Investment Centers of America,
                                                                                                      Inc.
BB&T Investment Services Inc.  Crowell, Weedon & Company          GBA Financial Group, LLC         Investment Professionals, Inc.
BCG Securities                 Crown Capital Securities L.P.      Geneos Wealth Management, Inc.   Investors Capital Corp.
Bentley Lawrence Securities    CUE Financial Group, Inc.          GF Investment Services           J P Turner & Company, LLC
Berthel Fisher & Company       CUNA Brokerage Services, Inc.      GLP Investment Services          J.J.B. Hilliard, W.L. Lyons, LLC
  Financial Services
BFT Financial                  CUSO Financial Services            Great American Advisors, Inc.    J.W. Cole Financial, Inc.
BOSC, Inc.                     Cutter and Company                 Great Nation Investment Corp.    Janney Montgomery Scott, LLC
Brecek & Young Advisors, Inc.  D.A. Davidson & Company            Great Southern Investments       Jefferson Pilot Securities Corp.
Brewer Financial Services      Dunwoody Brokerage Services, Inc.  Gunn Allen Financial, Inc.       John James Investments, Inc.
Broad Street Securities        E Planning Securities, Inc.        GWN Securities, Inc.             Kalos Capital, Inc.
Broker Dealer Financial        Economy Securities, Inc.           H D Vest Investment Securities   KCD Financial
Brookstone Securities          EDI Financial, Inc.                H&R Block Financial Advisors     Key Investments
Bueter & Company, Inc.         Ensemble Financial Services        H. Beck, Inc.                    KMS Financial
Cadaret, Grant & Company       Equable Securities Corp.           Hantz Financial Services, Inc.   Koehler Financial, LLC
Calton & Associates, Inc.      Equitas America                    Harbour Investment, Inc.         Kovack Securities, Inc.
Cambridge Investment Research  Equity Services, Inc.              Harger & Company                 Labrunerie Financial, Inc.
Cantella & Company             ESI Financial                      Harold Dance Investments         Landolt Securities, Inc.

Lasalle St Securities LLC      O.N. Equity Sales Company          Royal Alliance Associates, Inc.  Triune Capital Advisors
Legend Equities Corp.          OneAmerica Securities              Sammons Securities Company,      Trustmont Financial Group
                                                                     Inc.
Leigh Baldwin & Company, LLC   Oppenheimer & Company              Schlitt Investor Services, Inc.  UBS Financial Services, Inc.
Lesko Securities, Inc.         P.T. Bloyd & Associates            Scott & Stringfellow, Inc.       UnionBanc Investment Services LLC
Liberty Partners Financial     Pacific West                       Securian Financial Services      United Equity Securities
Life Investors Financial       Packerland Brokerage Services      Securities America, Inc.         United Planners Financial
Lincoln Financial Securities   Park Avenue Securities             Securities Service Network       USA Advanced Planners, Inc.
  Corp.
LPL Financial Corporation      Paulson Investment Company         Sicor Securities, Inc.           USA Financial Securities Corp.
Madison Ave Securities         Peak Securities                    Sigma Financial Corp.            UVEST Corp.
Main Street Securities         Pension Planners Securities        Signator Investors, Inc.         Valmark Securities, Inc.
Medallion Investment Services  Peoples Securities                 SII Investments, Inc.            Vanderbilt Securities LLC
   Inc.
Merrimac Corporate Securities  Planmember Securities              Sorrento Pacific                 VSR Financial Services, Inc.
   Inc.
Metlife Securities             Prime Capital Services Inc.        South West Securities Financial  Wachovia Securities LLC
                                                                     Services, Inc.
Michigan Securities Inc.       Prime Financial Services           Spectrum Capital                 Wall Street Financial Group
Mid Atlantic Securities Inc.   Primevest                          Spire Securities LLC             Walnut Street Securities
Milkie/Ferguson Investments    Pro Equities, Inc.                 Stanford Group Company           WaMu Investments, Inc.
MML Investors Services Inc.    Professional Asset Management      Sterne Agee Financial Services   Waterstone Financial Group
Money Concepts Capital Corp.   Prospera Financial Services, Inc.  Stifel Nicolaus & Company        Webster Investments
Moors & Cabot Inc.             Purshe Kaplan Sterling             Strategic Financial Alliance     Wedbush Morgan Securities
Morgan Keegan & Company        Qa3 Financial Corp.                Summit Alliance Securities LLC   Western Equity Group
Morgan Peabody, Inc.           Questar Capital Corp.              Summit Brokerage Services, Inc.  Western International Securities,
                                                                                                      Inc.
Multi-Financial Securities     R.L. Harger & Associates Inc.      Summit Equities Inc.             Wilmington Brokerage Services
   Corp.
Mutual Service Corp.           Raymond James & Associates, Inc.   Sunset Financial Services, Inc.  Woodbury Financial Services, Inc.
National Planning Corporation  RBC Capital Markets Corp.          Syndicated Capital Inc.          Workman Securities Corp.
National Securities Corp.      RC Dunwoody & Associates Inc.      Synergy Investment Group         World Equity Group, Inc.
New England Securities         Regal Securities Inc.              TFS Securities Inc.              World Financial Group
Newbridge Securities Corp.     Resource Horizons Group            The Leaders Group                World Group Securities, Inc.
Next Financial Group, Inc.     Riderwood Group                    Thomas McDonald Partners         WRP Investments, Inc.
NFP Securities, Inc.           River Stone Wealth Management      Thrivent Investment Management   Wunderlich Securities
North Atlantic Securities LLC  RNR Securities LLC                 Tower Square Securities, Inc.
North Ridge Securities Corp.   Robert W Baird & Company, Inc.     Transamerica Financial
                                                                     Advisors, Inc.
NYLife Securities LLC          Roche Securities Sales             Triad Advisors, Inc.

                                   APPENDIX D

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Jackson of NY Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.


The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:

--------------------------------------------------------------------------------------------------------------------
CURRENTLY OFFERED FUNDS                              PREVIOUSLY OFFERED FUNDS
--------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
--------------------------------------------------------------------------------------------------------------------
JNL/Mellon Capital Management Small Cap Index Fund   JNL/Lazard Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------

Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.40%

Investment Divisions               December 31,   December 31,   December 31,   December 31,   December 31,
                                       2008           2007           2006           2005           2004
                                   ------------   ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(831)

   Accumulation unit value:
      Beginning of period             $ 12.79       $  15.26       $  11.35       $  10.00            N/A
      End of period                   $  8.11       $  12.79       $  15.26       $  11.35            N/A
   Accumulation units outstanding
   at the end of period                 6,755          7,344         11,681            653            N/A

JNL/AIM International
Growth Division

   Accumulation unit value:
      Beginning of period             $ 14.35       $  13.26       $  10.97       $  10.05       $   8.76
      End of period                   $  8.36       $  14.35       $  13.26       $  10.97       $  10.05
   Accumulation units outstanding
   at the end of period                86,683        105,748        140,395        162,268        195,591

JNL/AIM Large Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period             $ 13.47       $  11.81       $  11.10       $  10.50       $   9.68
      End of period                   $  8.28       $  13.47       $  11.81       $  11.10       $  10.50
   Accumulation units outstanding
   at the end of period                47,263         40,241         50,912         66,736         81,026

JNL/AIM Small Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period             $ 15.11       $  13.76       $  12.19       $  11.40       $  10.82
      End of period                   $  8.98       $  15.11       $  13.76       $  12.19       $  11.40
   Accumulation units outstanding
   at the end of period                20,421         23,558         43,946         43,298        101,723

Investment Divisions               December 31,   December 31,   December 31,   December 31,   December 31,
                                       2003           2002           2001           2000           1999
                                   ------------   ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(831)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

JNL/AIM International
Growth Division

   Accumulation unit value:
      Beginning of period            $   6.91       $   8.82       $  11.23       $  13.23       $  10.15
      End of period                  $   8.76       $   6.91       $   8.82       $  11.23       $  13.23
   Accumulation units outstanding
   at the end of period               208,916        247,489        279,777        266,204        106,235

JNL/AIM Large Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period            $   7.55       $  10.27       $  10.00            N/A            N/A
      End of period                  $   9.68       $   7.55       $  10.27            N/A            N/A
   Accumulation units outstanding
   at the end of period                27,037          9,334          3,496            N/A            N/A

JNL/AIM Small Cap Growth
Division(30)

   Accumulation unit value:
      Beginning of period            $   7.92       $  11.06       $  10.00            N/A            N/A
      End of period                  $  10.82       $   7.92       $  11.06            N/A            N/A
   Accumulation units outstanding
   at the end of period                80,765         33,013          3,530            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(19)

   Accumulation unit value:
      Beginning of period                $  13.38       $  12.57       $  11.51       $  10.60       $   9.83
      End of period                      $   9.47       $  13.38       $  12.57       $  11.51       $  10.60
   Accumulation units outstanding
   at the end of period                   162,016        159,903        196,447        205,645        243,101

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                $  14.82       $  12.46       $  11.15       $  10.09       $   9.19
      End of period                      $   8.41       $  14.82       $  12.46       $  11.15       $  10.09
   Accumulation units outstanding
   at the end of period                   121,511        169,062        223,319        299,400        349,485

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(8)

   Accumulation unit value:
      Beginning of period                $  10.64       $   9.83       $   9.53       $   9.24       $   8.39
      End of period                      $   6.20       $  10.64       $   9.83       $   9.53       $   9.24
   Accumulation units outstanding
   at the end of period                   228,067        272,668        348,474        490,656        607,547

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(19)

   Accumulation unit value:
      Beginning of period                $   8.76      $     9.51     $    10.10     $    10.00           N/A
      End of period                      $   9.83      $     8.76     $     9.51     $    10.10           N/A
   Accumulation units outstanding
   at the end of period                   247,035         332,836        294,499        129,621           N/A

JNL/Capital Guardian
Global Diversified Research Division

   Accumulation unit value:
      Beginning of period                $   7.52      $    10.46     $    13.87     $    17.21      $  10.61
      End of period                      $   9.19      $     7.52     $    10.46     $    13.87      $  17.21
   Accumulation units outstanding
   at the end of period                   420,420         590,048        812,892      1,039,823       289,870

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                     N/A             N/A            N/A            N/A           N/A
      End of period                           N/A             N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A             N/A            N/A            N/A           N/A

JNL/Capital Guardian
U.S. Growth Equity Division(8)

   Accumulation unit value:
      Beginning of period                $   6.28      $     9.07     $    13.17     $    16.90      $  10.00
      End of period                      $   8.39      $     6.28     $     9.07     $    13.17      $  16.90
   Accumulation units outstanding
   at the end of period                   754,444       1,152,993      1,510,196      1,779,698       875,270

Investment Divisions                 December 31,   December 31,   December 31,   December 31,   December 31,
                                         2008           2007           2006           2005           2004
                                     ------------   ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period              $  13.72       $  10.00            N/A            N/A            N/A
      End of period                    $   6.60       $  13.72            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  31,146         20,853            N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(10)

   Accumulation unit value:
      Beginning of period              $  11.73       $  11.83       $  10.68       $  10.47       $   9.99
      End of period                    $   7.05       $  11.73       $  11.83       $  10.68       $  10.47
   Accumulation units outstanding
   at the end of period                  93,259         57,240         76,656        100,854        121,478

JNL/Eagle SmallCap Equity
Division(16)

   Accumulation unit value:
      Beginning of period              $  18.74       $  16.96       $  14.32       $  14.16       $  12.09
      End of period                    $  11.41       $  18.74       $  16.96       $  14.32       $  14.16
   Accumulation units outstanding
   at the end of period                  56,683         71,658        115,137        146,270        221,476

Investment Divisions                 December 31,   December 31,   December 31,   December 31,   December 31,
                                         2003           2002           2001           2000           1999
                                     ------------   ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A           N/A            N/A            N/A
      End of period                          N/A            N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A           N/A            N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/Eagle Core Equity Division(10)

   Accumulation unit value:
      Beginning of period              $   8.13       $  10.38       $  11.67       $  11.81       $  10.00
      End of period                    $   9.99       $   8.13       $  10.38       $  11.67       $  11.81
   Accumulation units outstanding
   at the end of period                 134,332        148,249        137,334        138,938         71,996

JNL/Eagle SmallCap Equity
Division(16)

   Accumulation unit value:
      Beginning of period              $   8.76       $  11.50       $  10.51       $  12.28       $  10.00
      End of period                    $  12.09       $   8.76       $  11.50       $  10.51       $  12.28
   Accumulation units outstanding
   at the end of period                 176,408        179,411        215,372        172,564         75,042

Investment Divisions               December 31,   December 31,   December 31,   December 31,   December 31,
                                       2008           2007           2006           2005           2004
                                   ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period            $   9.96       $  10.00            N/A         N/A            N/A
      End of period                  $   6.27       $   9.96            N/A         N/A            N/A
   Accumulation units outstanding
   at the end of period                16,459         22,656            N/A         N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period            $   9.93       $  10.00            N/A         N/A            N/A
      End of period                  $   5.81       $   9.93            N/A         N/A            N/A
   Accumulation units outstanding
   at the end of period                 9,972         10,558            N/A         N/A            N/A

JNL/Franklin Templeton
Income Division(1220)

   Accumulation unit value:
      Beginning of period            $  10.92       $  10.88       $  10.88         N/A            N/A
      End of period                  $   7.57       $  10.92       $  10.88         N/A            N/A
   Accumulation units outstanding
   at the end of period                19,489         22,163          1,019         N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period            $   9.89       $  10.00            N/A         N/A            N/A
      End of period                  $   6.05       $   9.89            N/A         N/A            N/A
   Accumulation units outstanding
   at the end of period                14,715         14,730            N/A         N/A            N/A

Investment Divisions               December 31,   December 31,   December 31,   December 31,   December 31,
                                       2003           2002           2001           2000           1999
                                   ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period              N/A             N/A           N/A            N/A            N/A
      End of period                    N/A             N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                N/A             N/A           N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period              N/A             N/A           N/A            N/A            N/A
      End of period                    N/A             N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                N/A             N/A           N/A            N/A            N/A

JNL/Franklin Templeton
Income Division(1220)

   Accumulation unit value:
      Beginning of period              N/A             N/A           N/A            N/A            N/A
      End of period                    N/A             N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                N/A             N/A           N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period              N/A             N/A           N/A            N/A            N/A
      End of period                    N/A             N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                N/A             N/A           N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(858)

   Accumulation unit value:
      Beginning of period                $ 11.35        $ 12.26         $ 10.56       $  10.00            N/A
      End of period                      $  7.48        $ 11.35         $ 12.26       $  10.56            N/A
   Accumulation units outstanding
   at the end of period                    6,558         10,315          13,802          1,850            N/A

JNL/Goldman Sachs Core
Plus Bond Division(7)

   Accumulation unit value:
      Beginning of period                $ 15.65        $ 14.83         $ 14.37       $  14.20       $  13.47
      End of period                      $ 14.63        $ 15.65         $ 14.83       $  14.37       $  14.20
   Accumulation units outstanding
   at the end of period                   97,118         69,018          60,699        104,018        119,708

JNL/Goldman Sachs Emerging
Markets Debt Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A             N/A            N/A
      End of period                          N/A            N/A            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A             N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period                $ 11.71        $ 11.56         $ 10.13       $  10.00            N/A
      End of period                      $  7.38        $ 11.71         $ 11.56       $  10.13            N/A
   Accumulation units outstanding
   at the end of period                    2,242          3,244           1,519          1,000            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(858)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A           N/A
      End of period                           N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A           N/A

JNL/Goldman Sachs Core
Plus Bond Division(7)

   Accumulation unit value:
      Beginning of period                $  12.03       $  11.25       $  10.69       $  10.11       $ 10.00
      End of period                      $  13.47       $  12.03       $  11.25       $  10.69       $ 10.11
   Accumulation units outstanding
   at the end of period                   140,087        150,296        137,754         81,785        53,100

JNL/Goldman Sachs Emerging
Markets Debt Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A           N/A
      End of period                           N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A           N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A           N/A
      End of period                           N/A            N/A            N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A           N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                $  10.56       $  10.21       $  10.00            N/A            N/A
      End of period                      $   9.79       $  10.56       $  10.21            N/A            N/A
   Accumulation units outstanding
   at the end of period                     1,675         15,792            274            N/A            N/A

JNL/JPMorgan International
Value Division(224)

   Accumulation unit value:
      Beginning of period                $  28.30       $  25.64       $  19.70       $  16.85       $  13.94
      End of period                      $  15.49       $  28.30       $  25.64       $  19.70       $  16.85
   Accumulation units outstanding
   at the end of period                    22,163         33,228         38,415         23,966         20,314

JNL/JPMorgan MidCap Growth Division

   Accumulation unit value:
      Beginning of period                $  12.72       $  11.95       $  10.81       $  10.33       $   8.88
      End of period                      $   6.97       $  12.72       $  11.95       $  10.81       $  10.33
   Accumulation units outstanding
   at the end of period                   203,147        251,367        318,939        409,293        490,516

JNL/JPMorgan U.S. Government
& Quality Bond Division

   Accumulation unit value:
      Beginning of period                $  13.61       $  12.98       $  12.74       $  12.63       $  12.33
      End of period                      $  14.30       $  13.61       $  12.98       $  12.74       $  12.63
   Accumulation units outstanding
   at the end of period                   133,646        148,535        178,946        228,341        250,527

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A             N/A            N/A           N/A
      End of period                           N/A            N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A             N/A            N/A           N/A

JNL/JPMorgan International
Value Division(224)

   Accumulation unit value:
      Beginning of period                $  10.14       $  10.05             N/A            N/A           N/A
      End of period                      $  13.94       $  10.14             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    15,657          5,403             N/A            N/A           N/A

JNL/JPMorgan MidCap Growth Division

   Accumulation unit value:
      Beginning of period                $   6.64       $   9.51      $    16.12     $    25.05      $  11.34
      End of period                      $   8.88       $   6.64      $     9.51     $    16.12      $  25.05
   Accumulation units outstanding
   at the end of period                   614,466        877,987       1,209,067      1,361,578       640,394

JNL/JPMorgan U.S. Government
& Quality Bond Division

   Accumulation unit value:
      Beginning of period                $  12.36       $  11.24      $    10.65     $     9.70      $  10.09
      End of period                      $  12.33       $  12.36      $    11.24     $    10.65      $   9.70
   Accumulation units outstanding
   at the end of period                   360,386        529,822         369,022        270,579       157,802

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                 $ 14.15        $ 10.89        $ 10.00            N/A            N/A
      End of period                       $  6.97        $ 14.15        $ 10.89            N/A            N/A
   Accumulation units outstanding
   at the end of period                    40,751         30,050          2,674            N/A            N/A

JNL/Lazard Mid Cap Equity
Division(30)

   Accumulation unit value:
      Beginning of period                 $ 16.74        $ 17.43        $ 15.43        $ 14.38        $ 11.69
      End of period                       $ 10.07        $ 16.74        $ 17.43        $ 15.43        $ 14.38
   Accumulation units outstanding
   at the end of period                    26,646         34,051         47,803         54,074         58,121

JNL/Lazard Small Cap
Equity Division(30)

   Accumulation unit value:
      Beginning of period                 $ 15.31        $ 16.66        $ 14.46        $ 14.02        $ 12.32
      End of period                       $  9.27        $ 15.31        $ 16.66        $ 14.46        $ 14.02
   Accumulation units outstanding
   at the end of period                    21,016         30,014         48,125         68,045         81,550

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A           N/A
      End of period                           N/A            N/A            N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A           N/A

JNL/Lazard Mid Cap Equity
Division(30)

   Accumulation unit value:
      Beginning of period                $   9.20        $ 10.86        $ 10.00          N/A           N/A
      End of period                      $  11.69        $  9.20        $ 10.86          N/A           N/A
   Accumulation units outstanding
   at the end of period                    25,318         16,614         11,848          N/A           N/A

JNL/Lazard Small Cap
Equity Division(30)

   Accumulation unit value:
      Beginning of period                $   9.00        $ 11.02        $ 10.00          N/A           N/A
      End of period                      $  12.32        $  9.00        $ 11.02          N/A           N/A
   Accumulation units outstanding
   at the end of period                   112,603         70,391          6,583          N/A           N/A

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A           N/A
      End of period                           N/A            N/A            N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A           N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                 $  9.72            N/A            N/A            N/A            N/A
      End of period                       $  6.18            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       842            N/A            N/A            N/A            N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period                 $ 10.03        $ 10.47        $ 12.15            N/A            N/A
      End of period                       $  6.41        $ 10.03        $ 10.47            N/A            N/A
   Accumulation units outstanding
   at the end of period                    28,783         24,013         33,422            N/A            N/A

JNL/MCM Bond Index Division(202)

   Accumulation unit value:
      Beginning of period                 $ 11.31        $ 10.78        $ 10.54        $ 10.50        $ 10.27
      End of period                       $ 11.56        $ 11.31        $ 10.78        $ 10.54        $ 10.50
   Accumulation units outstanding
   at the end of period                     7,851         26,425         16,530         13,261         16,465

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A          N/A            N/A           N/A
      End of period                           N/A            N/A          N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A          N/A            N/A           N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A          N/A            N/A           N/A
      End of period                           N/A            N/A          N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A          N/A            N/A           N/A

JNL/MCM 25 Division(1059)

   Accumulation unit value:
      Beginning of period                     N/A            N/A          N/A            N/A           N/A
      End of period                           N/A            N/A          N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A          N/A            N/A           N/A

JNL/MCM Bond Index Division(202)

   Accumulation unit value:
      Beginning of period                 $ 10.12        $ 10.01          N/A            N/A           N/A
      End of period                       $ 10.27        $ 10.12          N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                     3,591            455          N/A            N/A           N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period                 $17.04         $16.56         $12.34         $ 12.39        $ 10.68
      End of period                       $10.14         $17.04         $16.56         $ 12.34        $ 12.39
   Accumulation units outstanding
   at the end of period                    3,686          8,466          5,109           4,428          4,699

JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period                 $10.81         $11.90         $10.64         $ 11.06        $ 10.18
      End of period                       $ 7.33         $10.81         $11.90         $ 10.64        $ 11.06
   Accumulation units outstanding
   at the end of period                      661             --          2,119           4,685            399

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                 $ 9.43         $10.00            N/A             N/A            N/A
      End of period                       $ 4.71         $ 9.43            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                      460          3,195            N/A             N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(204)

   Accumulation unit value:
      Beginning of period                 $18.01         $17.60         $15.28         $ 14.86        $ 13.55
      End of period                       $11.05         $18.01         $17.60         $ 15.28        $ 14.86
   Accumulation units outstanding
   at the end of period                    3,371          4,562          5,077          12,224         14,956

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(475)

   Accumulation unit value:
      Beginning of period                 $ 10.00           N/A           N/A            N/A           N/A
      End of period                       $ 10.68           N/A           N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                        --           N/A           N/A            N/A           N/A

JNL/MCM Consumer Brands
Sector Division(475)

   Accumulation unit value:
      Beginning of period                 $ 10.00           N/A           N/A            N/A           N/A
      End of period                       $ 10.18           N/A           N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                        --           N/A           N/A            N/A           N/A

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A            N/A           N/A
      End of period                           N/A           N/A           N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A            N/A           N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(204)

   Accumulation unit value:
      Beginning of period                 $ 10.64        $ 9.37           N/A            N/A           N/A
      End of period                       $ 13.55        $10.64           N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                    14,618           406           N/A            N/A           N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A            N/A

JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period                 $11.43         $14.02         $11.98         $11.45         $10.23
      End of period                       $ 5.56         $11.43         $14.02         $11.98         $11.45
   Accumulation units outstanding
   at the end of period                    1,083          4,080          2,233          3,103          2,040

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period                 $12.30         $11.60         $11.06         $10.43         $10.22
      End of period                       $ 9.31         $12.30         $11.60         $11.06         $10.43
   Accumulation units outstanding
   at the end of period                    2,474          4,266          4,926          7,571          4,390

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A            N/A            N/A            N/A
      End of period                          N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                    N/A          N/A             N/A            N/A           N/A
      End of period                          N/A          N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                      N/A          N/A             N/A            N/A           N/A

JNL/MCM Financial Sector
Division(475)

   Accumulation unit value:
      Beginning of period                 $10.00          N/A             N/A            N/A           N/A
      End of period                       $10.23          N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                      102          N/A             N/A            N/A           N/A

JNL/MCM Healthcare Sector
Division(475)

   Accumulation unit value:
      Beginning of period                 $10.00          N/A             N/A            N/A           N/A
      End of period                       $10.22          N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                      122          N/A             N/A            N/A           N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                    N/A          N/A             N/A            N/A           N/A
      End of period                          N/A          N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                      N/A          N/A             N/A            N/A           N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM International
Index Division(201)

   Accumulation unit value:
      Beginning of period                $  24.77       $  22.76       $  18.38       $  16.45       $  13.96
      End of period                      $  13.94       $  24.77       $  22.76       $  18.38       $  16.45
   Accumulation units outstanding
   at the end of period                    20,289         29,362         37,656         31,405         20,655

JNL/MCM JNL 5 Division(682)

   Accumulation unit value:
      Beginning of period                $  14.27       $  14.27       $  12.18       $  11.16       $  10.00
      End of period                      $   8.09       $  14.27       $  14.27       $  12.18       $  11.16
   Accumulation units outstanding
   at the end of period                   197,307        217,350        118,555         40,611          6,177

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                $  12.02       $  10.73       $  10.00            N/A            N/A
      End of period                      $   6.39       $  12.02       $  10.73            N/A            N/A
   Accumulation units outstanding
   at the end of period                    27,370          9,635          1,910            N/A            N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                $  10.32       $  10.00            N/A            N/A            N/A
      End of period                      $   5.95       $  10.32            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     1,397          3,032            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/MCM International
Index Division(201)

   Accumulation unit value:
      Beginning of period                $  10.31       $   9.66            N/A            N/A            N/A
      End of period                      $  13.96       $  10.31            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       108             --            N/A            N/A            N/A

JNL/MCM JNL 5 Division(682)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                      $ 11.57        $  10.00             N/A             N/A            N/A
      End of period                            $  6.17        $  11.57             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            415             417             N/A             N/A            N/A

JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period                      $ 29.70        $  22.26        $  18.69        $  13.86        $ 10.54
      End of period                            $ 18.20        $  29.70        $  22.26        $  18.69        $ 13.86
   Accumulation units outstanding
   at the end of period                         10,540          13,269          25,196          18,271          6,794

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A            N/A
      End of period                                N/A             N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                      $  9.68             N/A             N/A             N/A            N/A
      End of period                            $  6.52             N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                         16,715             N/A             N/A             N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                          N/A           N/A             N/A             N/A            N/A
      End of period                                N/A           N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A           N/A             N/A             N/A            N/A

JNL/MCM Oil & Gas Sector
Division(475)

   Accumulation unit value:
      Beginning of period                      $ 10.00           N/A             N/A             N/A            N/A
      End of period                            $ 10.54           N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                             --           N/A             N/A             N/A            N/A

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                          N/A           N/A             N/A             N/A            N/A
      End of period                                N/A           N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A           N/A             N/A             N/A            N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                          N/A           N/A             N/A             N/A            N/A
      End of period                                N/A           N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A           N/A             N/A             N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM S&P 400 MidCap
Index Division(235)

   Accumulation unit value:
      Beginning of period                      $ 20.00        $  18.88        $  17.45        $  15.80        $ 13.84
      End of period                            $ 12.31        $  20.00        $  18.88        $  17.45        $ 15.80
   Accumulation units outstanding
   at the end of period                         13,752          25,333          31,794          28,548         29,666

JNL/MCM S&P 500 Index Division(209)

   Accumulation unit value:
      Beginning of period                      $ 17.54        $  16.96        $  14.95        $  14.52        $ 13.38
      End of period                            $ 10.79        $  17.54        $  16.96        $  14.95        $ 14.52
   Accumulation units outstanding
   at the end of period                         32,026          45,075          67,983          68,716         61,493

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A            N/A
      End of period                                N/A             N/A             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A            N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period                      $  8.73        $   9.73             N/A             N/A            N/A
      End of period                            $  5.16        $   8.73             N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                         12,452          12,061             N/A             N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM S&P 400 MidCap
Index Division(235)

   Accumulation unit value:
      Beginning of period                      $ 10.43        $  10.90           N/A             N/A            N/A
      End of period                            $ 13.84        $  10.43           N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                          6,201              --           N/A             N/A            N/A

JNL/MCM S&P 500 Index Division(209)

   Accumulation unit value:
      Beginning of period                      $ 10.62        $  10.62           N/A             N/A            N/A
      End of period                            $ 13.38        $  10.62           N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                         42,149             580           N/A             N/A            N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A            N/A
      End of period                                N/A             N/A           N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A            N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A            N/A
      End of period                                N/A             N/A           N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A            N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2008          2007          2006          2005          2004
                                    ------------  ------------  ------------  ------------  ------------
JNL/MCM Small Cap Index
Division(235)

   Accumulation unit value:
      Beginning of period             $ 20.16        $ 20.88      $ 18.03        $ 17.54       $ 15.15
      End of period                   $ 12.94        $ 20.16      $ 20.88        $ 18.03       $ 17.54
   Accumulation units outstanding
   at the end of period                16,644         22,716       37,027         31,593        40,476

JNL/MCM Technology Sector
Division(475)

   Accumulation unit value:
      Beginning of period             $ 12.37        $ 10.95      $ 10.15        $ 10.05       $ 10.08
      End of period                   $  6.90        $ 12.37      $ 10.95        $ 10.15       $ 10.05
   Accumulation units outstanding
   at the end of period                   961          1,652        3,171          4,007         1,251

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period             $  9.95        $ 10.00          N/A            N/A           N/A
      End of period                   $  5.16        $  9.95          N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                19,666         16,956          N/A            N/A           N/A

JNL/MCM VIP Division(732)

   Accumulation unit value:
      Beginning of period             $ 13.10        $ 11.99      $ 10.84        $ 10.01       $ 10.00
      End of period                   $  7.39        $ 13.10      $ 11.99        $ 10.84       $ 10.01
   Accumulation units outstanding
   at the end of period                 5,975         18,152        4,169          2,954         2,000

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2003          2002          2001          2000          1999
                                    ------------  ------------  ------------  ------------  ------------
JNL/MCM Small Cap Index
Division(235)

   Accumulation unit value:
      Beginning of period             $ 10.53        $ 11.17         N/A           N/A           N/A
      End of period                   $ 15.15        $ 10.53         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                61,214             62         N/A           N/A           N/A

JNL/MCM Technology Sector
Division(475)

   Accumulation unit value:
      Beginning of period             $ 10.00            N/A         N/A           N/A           N/A
      End of period                   $ 10.08            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    --            N/A         N/A           N/A           N/A

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period                 N/A            N/A         N/A           N/A           N/A
      End of period                       N/A            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A         N/A           N/A           N/A

JNL/MCM VIP Division(732)

   Accumulation unit value:
      Beginning of period                 N/A            N/A         N/A           N/A           N/A
      End of period                       N/A            N/A         N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A         N/A           N/A           N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2008          2007          2006          2005          2004
                                    ------------  ------------  ------------  ------------  ------------
JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period              $ 15.38       $ 14.67      $ 12.72       $ 11.34       $   9.75
      End of period                    $  8.97       $ 15.38      $ 14.67       $ 12.72       $  11.34
   Accumulation units outstanding
   at the end of period                 60,328        64,230       87,485        87,841        110,221

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A          N/A           N/A            N/A
      End of period                        N/A           N/A          N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A          N/A           N/A            N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period              $  7.67           N/A          N/A           N/A            N/A
      End of period                    $  5.44           N/A          N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                  4,842           N/A          N/A           N/A            N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period              $ 10.94       $ 10.00          N/A           N/A            N/A
      End of period                    $ 10.39       $ 10.94          N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                 11,460         5,194          N/A           N/A            N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2003          2002          2001          2000          1999
                                    ------------  ------------  ------------  ------------  ------------
JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period              $  7.03       $  9.18       $ 10.00         N/A           N/A
      End of period                    $  9.75       $  7.03       $  9.18         N/A           N/A
   Accumulation units outstanding
   at the end of period                 86,668        44,574        28,067         N/A           N/A

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A         N/A           N/A
      End of period                        N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A         N/A           N/A

JNL/PAM China-India Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A         N/A           N/A
      End of period                        N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A         N/A           N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A         N/A           N/A
      End of period                        N/A           N/A           N/A         N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A         N/A           N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2008          2007          2006          2005          2004
                                    ------------  ------------  ------------  ------------  ------------
JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period             $  12.27      $  11.50      $  11.27      $  11.17      $  10.84
      End of period                   $  12.15      $  12.27      $  11.50      $  11.27      $  11.17
   Accumulation units outstanding
   at the end of period                193,353       153,232       171,340       187,892       207,534

JNL/PPM America Core
Equity Division

   Accumulation unit value:
      Beginning of period             $   9.55      $  10.44      $   9.31      $   8.68      $   7.79
      End of period                   $   5.60      $   9.55      $  10.44      $   9.31      $   8.68
   Accumulation units outstanding
   at the end of period                 96,215       130,774       170,585       266,507       310,681

JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period             $  10.97      $  11.25      $  10.32      $  10.29      $  10.00
      End of period                   $   7.49      $  10.97      $  11.25      $  10.32      $  10.29
   Accumulation units outstanding
   at the end of period                226,547       129,913       168,115       184,196       225,141

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2003          2002          2001          2000          1999
                                    ------------  ------------  ------------  ------------  ------------
JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period             $  10.49      $   9.78      $  10.00           N/A           N/A
      End of period                   $  10.84      $  10.49      $   9.78           N/A           N/A
   Accumulation units outstanding
   at the end of period                244,216       346,827         6,337           N/A           N/A

JNL/PPM America Core
Equity Division

   Accumulation unit value:
      Beginning of period             $   6.21      $   8.30      $  11.22      $  13.85      $  10.85
      End of period                   $   7.79      $   6.21      $   8.30      $  11.22      $  13.85
   Accumulation units outstanding
   at the end of period                383,136       447,379       570,629       695,321       423,138

JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2008          2007          2006          2005          2004
                                    ------------  ------------  ------------  ------------  ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/PPM America Value
Equity Division

   Accumulation unit value:
      Beginning of period             $  10.70      $  11.49      $  10.31      $   9.97      $   9.21
      End of period                   $   5.57      $  10.70      $  11.49      $  10.31      $   9.97
   Accumulation units outstanding
   at the end of period                197,588       199,884       282,777       393,800       459,571

JNL/Red Rocks Listed
Private Equity Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period             $   9.77           N/A           N/A           N/A           N/A
      End of period                   $   6.69           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                  5,301           N/A           N/A           N/A           N/A

Investment Divisions                December 31,  December 31,  December 31,  December 31,  December 31,
                                        2003          2002          2001          2000          1999
                                    ------------  ------------  ------------  ------------  ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/PPM America Value
Equity Division

   Accumulation unit value:
      Beginning of period             $   7.50      $   9.49      $  10.27      $   9.74      $   9.98
      End of period                   $   9.21      $   7.50      $   9.49      $  10.27      $   9.74
   Accumulation units outstanding
   at the end of period                551,265       641,010       856,274       751,954       541,720

JNL/Red Rocks Listed
Private Equity Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

Investment Divisions                  December 31,  December 31,  December 31,  December 31,  December 31,
                                          2008          2007          2006          2005          2004
                                      ------------  ------------  ------------  ------------  ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                   N/A           N/A          N/A           N/A           N/A
      End of period                         N/A           N/A          N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A          N/A           N/A           N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                $10.51        $10.00          N/A           N/A           N/A
      End of period                      $ 6.30        $10.51          N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   1,018         1,021          N/A           N/A           N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                $10.53           N/A          N/A           N/A           N/A
      End of period                      $ 7.64           N/A          N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                   1,211           N/A          N/A           N/A           N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                   N/A           N/A          N/A           N/A           N/A
      End of period                         N/A           N/A          N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A          N/A           N/A           N/A

Investment Divisions                  December 31,  December 31,  December 31,  December 31,  December 31,
                                          2003          2002          2001          2000          1999
                                      ------------  ------------  ------------  ------------  ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A           N/A           N/A           N/A
      End of period                        N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A           N/A           N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2008          2007          2006          2005          2004
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                $   9.59           N/A           N/A           N/A           N/A
      End of period                      $   7.13           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       315           N/A           N/A           N/A           N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Aggressive
Growth Division(12)

   Accumulation unit value:
      Beginning of period                $  14.02      $  13.03      $  11.43      $  10.68      $   9.62
      End of period                      $   8.41      $  14.02      $  13.03      $  11.43      $  10.68
   Accumulation units outstanding
   at the end of period                   272,450       304,306       446,173       742,158       950,566

JNL/S&P Managed Conservative
Division(748)

   Accumulation unit value:
      Beginning of period                $  11.44      $  10.92      $  10.27      $  10.00           N/A
      End of period                      $   9.73      $  11.44      $  10.92      $  10.27           N/A
   Accumulation units outstanding
   at the end of period                    41,469        31,494         2,641         2,643           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2003          2002          2001          2000          1999
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Aggressive
Growth Division(12)

   Accumulation unit value:
      Beginning of period                $   7.69      $   9.55      $  10.83      $  12.11      $  10.00
      End of period                      $   9.62      $   7.69      $   9.55      $  10.83      $  12.11
   Accumulation units outstanding
   at the end of period                   336,554       376,019       376,344       399,096        99,418

JNL/S&P Managed Conservative
Division(748)

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2008          2007          2006          2005          2004
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Managed Growth Division(12)

   Accumulation unit value:
      Beginning of period                $  14.76      $  13.77      $  12.24      $  11.55      $  10.51
      End of period                      $   9.41      $  14.76      $  13.77      $  12.24      $  11.55
   Accumulation units outstanding
   at the end of period                   526,908       469,824       550,401       702,545       827,637

JNL/S&P Managed Moderate
Division(702)

   Accumulation unit value:
      Beginning of period                $  12.36      $  11.64      $  10.69      $  10.32      $  10.00
      End of period                      $   9.60      $  12.36      $  11.64      $  10.69      $  10.32
   Accumulation units outstanding
   at the end of period                    30,967        18,357        25,172        19,294        12,314

JNL/S&P Managed Moderate
Growth Division(13)

   Accumulation unit value:
      Beginning of period                $  14.11      $  13.17      $  11.91      $  11.35      $  10.50
      End of period                      $  10.09      $  14.11      $  13.17      $  11.91      $  11.35
   Accumulation units outstanding
   at the end of period                   318,222       444,864       592,149       642,846       724,785

JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period                $  11.69      $  10.85      $  10.00           N/A           N/A
      End of period                      $   8.05      $  11.69      $  10.85           N/A           N/A
   Accumulation units outstanding
   at the end of period                        --            --            --           N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2003          2002          2001          2000          1999
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Managed Growth Division(12)

   Accumulation unit value:
      Beginning of period                $   8.76      $  10.14      $  11.10      $  11.76      $  10.00
      End of period                      $  10.51      $   8.76      $  10.14      $  11.10      $  11.76
   Accumulation units outstanding
   at the end of period                   856,656       712,046       686,180       374,272       107,947

JNL/S&P Managed Moderate
Division(702)

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

JNL/S&P Managed Moderate
Growth Division(13)

   Accumulation unit value:
      Beginning of period                $   9.05      $  10.02      $  10.67      $  11.00      $  10.00
      End of period                      $  10.50      $   9.05      $  10.02      $  10.67      $  11.00
   Accumulation units outstanding
   at the end of period                   713,186       614,379       472,893       259,894       112,158

JNL/S&P Retirement 2015
Division(992)

   Accumulation unit value:
      Beginning of period                     N/A           N/A           N/A           N/A           N/A
      End of period                           N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                       N/A           N/A           N/A           N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2008          2007          2006          2005          2004
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                 $11.85        $10.98        $10.00          N/A           N/A
      End of period                       $ 7.80        $11.85        $10.98          N/A           N/A
   Accumulation units outstanding
   at the end of period                       --            --            --          N/A           N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                 $12.00        $11.05        $10.00          N/A           N/A
      End of period                       $ 7.61        $12.00        $11.05          N/A           N/A
   Accumulation units outstanding
   at the end of period                       --            --            --          N/A           N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period                 $11.17        $10.60        $10.00          N/A           N/A
      End of period                       $ 9.02        $11.17        $10.60          N/A           N/A
   Accumulation units outstanding
   at the end of period                      782         1,039            --          N/A           N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                    N/A           N/A           N/A          N/A           N/A
      End of period                          N/A           N/A           N/A          N/A           N/A
   Accumulation units outstanding
   at the end of period                      N/A           N/A           N/A          N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2003          2002          2001          2000          1999
                                       ------------  ------------  ------------  ------------  ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                   N/A           N/A           N/A           N/A           N/A
      End of period                         N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                   N/A           N/A           N/A           N/A           N/A
      End of period                         N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A           N/A           N/A           N/A

JNL/S&P Retirement Income
Division(992)

   Accumulation unit value:
      Beginning of period                   N/A           N/A           N/A           N/A           N/A
      End of period                         N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A           N/A           N/A           N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                   N/A           N/A           N/A           N/A           N/A
      End of period                         N/A           N/A           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     N/A           N/A           N/A           N/A           N/A

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2008          2007          2006          2005          2004
                                       ------------  ------------  ------------  ------------  ------------
JNL/Select Balanced Division(7)

   Accumulation unit value:
      Beginning of period                $  17.94      $  16.93      $  15.10      $  14.54      $  13.30
      End of period                      $  14.03      $  17.94      $  16.93      $  15.10      $  14.54
   Accumulation units outstanding
   at the end of period                   110,996       129,403       169,547       248,097       308,410

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                $  11.64      $  11.27      $  10.93      $  10.79      $  10.86
      End of period                      $  11.73      $  11.64      $  11.27      $  10.93      $  10.79
   Accumulation units outstanding
   at the end of period                    85,397        69,351       149,110       272,534       150,872

JNL/Select Value Division(216)

   Accumulation unit value:
      Beginning of period                $  22.23      $  20.91      $  17.53      $  16.44      $  14.53
      End of period                      $  14.61      $  22.23      $  20.91      $  17.53      $  16.44
   Accumulation units outstanding
   at the end of period                    14,004        20,974        26,695        28,346        29,814

JNL/T.Rowe Price Established
Growth Division(9)

   Accumulation unit value:
      Beginning of period                $  10.18      $  13.45      $  12.00      $  11.47      $  10.58
      End of period                      $   5.74      $  10.18      $  13.45      $  12.00      $  11.47
   Accumulation units outstanding
   at the end of period                   367,518       408,372       271,855       358,436       336,917

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2003          2002          2001          2000          1999
                                       ------------  ------------  ------------  ------------  ------------
JNL/Select Balanced Division(7)

   Accumulation unit value:
      Beginning of period                $  11.10      $  11.47      $  10.52      $   9.86      $  10.00
      End of period                      $  13.30      $  11.10      $  11.47      $  10.52      $   9.86
   Accumulation units outstanding
   at the end of period                   380,983       351,322       384,694       292,695       189,390

JNL/Select Money Market Division

   Accumulation unit value:
      Beginning of period                $  10.96      $  11.00      $  10.79      $  10.33      $  10.01
      End of period                      $  10.86      $  10.96      $  11.00      $  10.79      $  10.33
   Accumulation units outstanding
   at the end of period                   146,087       414,805       513,915       390,287       110,543

JNL/Select Value Division(216)

   Accumulation unit value:
      Beginning of period                $  10.93      $  10.56           N/A           N/A           N/A
      End of period                      $  14.53      $  10.93           N/A           N/A           N/A
   Accumulation units outstanding
   at the end of period                     2,607            68           N/A           N/A           N/A

JNL/T.Rowe Price Established
Growth Division(9)

   Accumulation unit value:
      Beginning of period                $   8.22      $  10.87      $  12.28      $  12.50      $  10.00
      End of period                      $  10.58      $   8.22      $  10.87      $  12.28      $  12.50
   Accumulation units outstanding
   at the end of period                   353,669       381,588       519,112       466,612       268,215

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2008          2007          2006          2005          2004
                                       ------------  ------------  ------------  ------------  ------------
JNL/T.Rowe Price Mid-Cap
Growth Division

   Accumulation unit value:
      Beginning of period                $  22.33      $  19.32      $  18.34      $  16.30      $  14.01
      End of period                      $  13.07      $  22.33      $  19.32      $  18.34      $  16.30
   Accumulation units outstanding
   at the end of period                   126,843       139,816       210,918       302,040       396,980

JNL/T.Rowe Price Value Division(19)

   Accumulation unit value:
      Beginning of period                $  16.06      $  16.15      $  13.65      $  13.04      $  11.48
      End of period                      $   9.43      $  16.06      $  16.15      $  13.65      $  13.04
   Accumulation units outstanding
   at the end of period                   113,728       104,735       133,065       189,127       197,427

Investment Divisions                   December 31,  December 31,  December 31,  December 31,  December 31,
                                           2003          2002          2001          2000          1999
                                       ------------  ------------  ------------  ------------  ------------
JNL/T.Rowe Price Mid-Cap
Growth Division

   Accumulation unit value:
      Beginning of period                $  10.25      $  13.31      $  13.71      $  12.97      $  10.95
      End of period                      $  14.01      $  10.25      $  13.31      $  13.71      $  12.97
   Accumulation units outstanding
   at the end of period                   438,725       345,575       450,065       476,086       170,064

JNL/T.Rowe Price Value Division(19)

   Accumulation unit value:
      Beginning of period                $   8.96      $  10.93      $  11.00      $  10.00           N/A
      End of period                      $  11.48      $   8.96      $  10.93      $  11.00           N/A
   Accumulation units outstanding
   at the end of period                   178,918       207,120       199,719        35,883           N/A

Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(836)

   Accumulation unit value:
      Beginning of period             $ 12.44        $ 14.90        $ 11.13        $ 10.00            N/A
      End of period                   $  7.85        $ 12.44        $ 14.90        $ 11.13            N/A
   Accumulation units outstanding
   at the end of period                 1,892         13,803         21,282          1,968            N/A

JNL/AIM International
Growth Division(27)

   Accumulation unit value:
      Beginning of period             $ 13.92        $ 12.92        $ 10.73        $  9.87        $  8.64
      End of period                   $  8.07        $ 13.92        $ 12.92        $ 10.73        $  9.87
   Accumulation units outstanding
   at the end of period                14,485         35,826         34,148         32,200         53,761

JNL/AIM Large Cap Growth
Division(33)

   Accumulation unit value:
      Beginning of period             $ 12.64        $ 11.12        $ 10.50        $  9.97        $  9.23
      End of period                   $  7.74        $ 12.64        $ 11.12        $ 10.50        $  9.97
   Accumulation units outstanding
   at the end of period                11,821         30,581         18,982         26,634         33,894

JNL/AIM Small Cap Growth
Division(41)

   Accumulation unit value:
      Beginning of period             $ 13.77        $ 12.59        $ 11.20        $ 10.52        $ 10.02
      End of period                   $  8.15        $ 13.77        $ 12.59        $ 11.20        $ 10.52
   Accumulation units outstanding
   at the end of period                10,799         18,673         19,746         24,880         38,089

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000           1999
                                    ------------   ------------   ------------   ------------   ------------
JNL/AIM Global Real
Estate Division(836)

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A            N/A
      End of period                       N/A            N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A            N/A

JNL/AIM International
Growth Division(27)

   Accumulation unit value:
      Beginning of period             $  6.85        $  8.78        $ 10.00           N/A            N/A
      End of period                   $  8.64        $  6.85        $  8.78           N/A            N/A
   Accumulation units outstanding
   at the end of period                39,173         31,089         29,086           N/A            N/A

JNL/AIM Large Cap Growth
Division(33)

   Accumulation unit value:
      Beginning of period             $  7.23        $ 10.00            N/A           N/A            N/A
      End of period                   $  9.23        $  7.23            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                21,915          8,485            N/A           N/A            N/A

JNL/AIM Small Cap Growth
Division(41)

   Accumulation unit value:
      Beginning of period             $  7.37        $ 10.00            N/A           N/A            N/A
      End of period                   $ 10.02        $  7.37            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                47,917         44,270            N/A           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(27)

   Accumulation unit value:
      Beginning of period             $ 13.24        $ 12.49        $ 11.48        $  10.62       $   9.89
      End of period                   $  9.33        $ 13.24        $ 12.49        $  11.48       $  10.62
   Accumulation units outstanding
   at the end of period                21,861         90,614         99,061         104,252        117,599

JNL/Capital Guardian
Global Diversified Research
Division(709)

   Accumulation unit value:
      Beginning of period             $ 13.65        $ 11.53        $ 10.36        $  10.35       $  10.00
      End of period                   $  7.71        $ 13.65        $ 11.53        $  10.36       $  10.35
   Accumulation units outstanding
   at the end of period                 4,081         18,518          5,378             163          2,951

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A             N/A            N/A
      End of period                       N/A            N/A            N/A             N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A             N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(27)

   Accumulation unit value:
      Beginning of period             $  9.20        $  8.54        $  8.31        $   8.08       $   7.37
      End of period                   $  5.34        $  9.20        $  8.54        $   8.31       $   8.08
   Accumulation units outstanding
   at the end of period                17,240         48,941         32,946          36,356         43,540

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000           1999
                                    ------------   ------------   ------------   ------------   ------------
JNL/Capital Guardian
Global Balanced Division(27)

   Accumulation unit value:
      Beginning of period             $   8.85       $   9.65       $ 10.00           N/A            N/A
      End of period                   $   9.89       $   8.85       $  9.65           N/A            N/A
   Accumulation units outstanding
   at the end of period                124,109        127,582        97,139           N/A            N/A

JNL/Capital Guardian
Global Diversified Research
Division(709)

   Accumulation unit value:
      Beginning of period                  N/A            N/A           N/A           N/A            N/A
      End of period                        N/A            N/A           N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A           N/A           N/A            N/A

JNL/Capital Guardian
International Small Cap Division

   Accumulation unit value:
      Beginning of period                  N/A            N/A           N/A           N/A            N/A
      End of period                        N/A            N/A           N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A            N/A           N/A           N/A            N/A

JNL/Capital Guardian
U.S. Growth Equity Division(27)

   Accumulation unit value:
      Beginning of period             $   5.54       $   8.04       $ 10.00           N/A            N/A
      End of period                   $   7.37       $   5.54       $  8.04           N/A            N/A
   Accumulation units outstanding
   at the end of period                 48,332         62,428        45,096           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period             $ 13.66        $ 10.00            N/A            N/A             N/A
      End of period                   $  6.54        $ 13.66            N/A            N/A             N/A
   Accumulation units outstanding
   at the end of period                 3,572          5,513            N/A            N/A             N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period             $ 10.52            N/A            N/A            N/A             N/A
      End of period                   $  6.53            N/A            N/A            N/A             N/A
   Accumulation units outstanding
   at the end of period                    32            N/A            N/A            N/A             N/A

JNL/Eagle Core Equity
Division(27)

   Accumulation unit value:
      Beginning of period             $ 10.19        $ 10.31        $  9.35        $  9.21        $   8.82
      End of period                   $  6.10        $ 10.19        $ 10.31        $  9.35        $   9.21
   Accumulation units outstanding
   at the end of period                11,542         92,502         87,280         95,571         101,619

JNL/Eagle SmallCap Equity
Division(27)

   Accumulation unit value:
      Beginning of period             $ 15.38        $ 13.98        $ 11.85        $ 11.77        $  10.09
      End of period                   $  9.32        $ 15.38        $ 13.98        $ 11.85        $  11.77
   Accumulation units outstanding
   at the end of period                 3,072         19,605         22,876         29,123          52,871

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000           1999
                                    ------------   ------------   ------------   ------------   ------------
JNL/Credit Suisse Global
Natural Resources Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A            N/A
      End of period                       N/A            N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A            N/A

JNL/Credit Suisse Long/Short
Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A           N/A            N/A
      End of period                       N/A            N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A           N/A            N/A

JNL/Eagle Core Equity
Division(27)

   Accumulation unit value:
      Beginning of period             $  7.21        $  9.24        $ 10.00           N/A            N/A
      End of period                   $  8.82        $  7.21        $  9.24           N/A            N/A
   Accumulation units outstanding
   at the end of period                88,510         83,118         50,386           N/A            N/A

JNL/Eagle SmallCap Equity
Division(27)

   Accumulation unit value:
      Beginning of period             $  7.34        $  9.68        $ 10.00           N/A            N/A
      End of period                   $ 10.09        $  7.34        $  9.68           N/A            N/A
   Accumulation units outstanding
   at the end of period                45,774         38,743         29,248           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2008           2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period             $  9.92        $ 10.00            N/A           N/A            N/A
      End of period                   $  6.22        $  9.92            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                 3,657         28,719            N/A           N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period             $  9.78            N/A            N/A           N/A            N/A
      End of period                   $  5.77            N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                   295            N/A            N/A           N/A            N/A

JNL/Franklin Templeton
Income Division

   Accumulation unit value:
      Beginning of period             $ 10.85        $ 10.85        $ 10.00           N/A            N/A
      End of period                   $  7.48        $ 10.85        $ 10.85           N/A            N/A
   Accumulation units outstanding
   at the end of period                 1,818          8,503          8,828           N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period             $  9.85        $ 10.00            N/A           N/A            N/A
      End of period                   $  6.00        $  9.85            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                 3,113            923            N/A           N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000           1999
                                    ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Founding Strategy Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Global Growth Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Income Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A            N/A

JNL/Franklin Templeton
Mutual Shares Division

   Accumulation unit value:
      Beginning of period                N/A            N/A            N/A            N/A            N/A
      End of period                      N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                  N/A            N/A            N/A            N/A            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                       2008            2007           2006           2005           2004
                                    ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(847)

   Accumulation unit value:
      Beginning of period             $ 11.13        $ 12.08        $ 10.45        $ 10.00            N/A
      End of period                   $  7.31        $ 11.13        $ 12.08        $ 10.45            N/A
   Accumulation units outstanding
   at the end of period                   368          9,861         11,273          2,413            N/A

JNL/Goldman Sachs Core
Plus Bond Division(27)

   Accumulation unit value:
      Beginning of period             $ 13.99        $ 13.32        $ 12.95        $ 12.85        $ 12.24
      End of period                   $ 13.03        $ 13.99        $ 13.32        $ 12.95        $ 12.85
   Accumulation units outstanding
   at the end of period                25,341         79,021         63,797         81,199         82,876

JNL/Goldman Sachs Emerging
Markets Debt Division

   Accumulation unit value:
      Beginning of period                 N/A            N/A            N/A            N/A            N/A
      End of period                       N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                   N/A            N/A            N/A            N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period             $ 11.60        $ 11.49        $ 10.11        $ 10.00            N/A
      End of period                   $  7.28        $ 11.60        $ 11.49        $ 10.11            N/A
   Accumulation units outstanding
   at the end of period                 1,553          2,053          2,793            575            N/A

Investment Divisions                December 31,   December 31,   December 31,   December 31,   December 31,
                                        2003           2002           2001           2000           1999
                                    ------------   ------------   ------------   ------------   ------------
JNL/Franklin Templeton
Small Cap Value Division(847)

   Accumulation unit value:
      Beginning of period                  N/A           N/A            N/A           N/A            N/A
      End of period                        N/A           N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A            N/A           N/A            N/A

JNL/Goldman Sachs Core
Plus Bond Division(27)

   Accumulation unit value:
      Beginning of period             $  10.98       $ 10.32        $ 10.00           N/A            N/A
      End of period                   $  12.24       $ 10.98        $ 10.32           N/A            N/A
   Accumulation units outstanding
   at the end of period                108,509        54,074         32,906           N/A            N/A

JNL/Goldman Sachs Emerging
Markets Debt Division

   Accumulation unit value:
      Beginning of period                  N/A           N/A            N/A           N/A            N/A
      End of period                        N/A           N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A            N/A           N/A            N/A

JNL/Goldman Sachs Mid
Cap Value Division(879)

   Accumulation unit value:
      Beginning of period                  N/A           N/A            N/A           N/A            N/A
      End of period                        N/A           N/A            N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                    N/A           N/A            N/A           N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2008           2007           2006           2005           2004
                                            ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                      $ 10.48        $ 10.19       $  10.00            N/A            N/A
      End of period                            $  9.68        $ 10.48       $  10.19            N/A            N/A
   Accumulation units outstanding
   at the end of period                            898          2,686          2,344            N/A            N/A

JNL/JPMorgan International
Value Division(352)

   Accumulation unit value:
      Beginning of period                      $ 27.69        $ 25.18       $  19.43       $  16.69       $  13.87
      End of period                            $ 15.09        $ 27.69       $  25.18       $  19.43       $  16.69
   Accumulation units outstanding
   at the end of period                          6,335         19,616         37,368         31,296         28,566

JNL/JPMorgan MidCap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                      $  9.58        $  9.04       $   8.21       $   7.88       $   6.80
      End of period                            $  5.23        $  9.58       $   9.04       $   8.21       $   7.88
   Accumulation units outstanding
   at the end of period                         26,226         71,446         52,670         65,588         60,794

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

   Accumulation unit value:
      Beginning of period                      $ 12.35        $ 11.83       $  11.67       $  11.61       $  11.38
      End of period                            $ 12.92        $ 12.35       $  11.83       $  11.67       $  11.61
   Accumulation units outstanding
   at the end of period                         27,855         55,381        108,488        151,988        162,589

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------
JNL/Goldman Sachs Short
Duration Bond Division

   Accumulation unit value:
      Beginning of period                          N/A            N/A            N/A          N/A            N/A
      End of period                                N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A            N/A            N/A          N/A            N/A

JNL/JPMorgan International
Value Division(352)

   Accumulation unit value:
      Beginning of period                     $  11.24            N/A            N/A          N/A            N/A
      End of period                           $  13.87            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                         19,293            N/A            N/A          N/A            N/A

JNL/JPMorgan MidCap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                     $   5.10       $   7.34       $  10.00          N/A            N/A
      End of period                           $   6.80       $   5.10       $   7.34          N/A            N/A
   Accumulation units outstanding
   at the end of period                         73,598         72,661         53,332          N/A            N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division(27)

   Accumulation unit value:
      Beginning of period                     $  11.45       $  10.46       $  10.00          N/A            N/A
      End of period                           $  11.38       $  11.45       $  10.46          N/A            N/A
   Accumulation units outstanding
   at the end of period                        172,311        221,733        119,751          N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2008           2007           2006           2005           2004
                                            ------------   ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                      $ 14.05        $ 10.86        $ 10.00            N/A            N/A
      End of period                            $  6.89        $ 14.05        $ 10.86            N/A            N/A
   Accumulation units outstanding
   at the end of period                          6,583         18,348         10,088            N/A            N/A

JNL/Lazard Mid Cap Equity
Division(30)

   Accumulation unit value:
      Beginning of period                      $ 15.82        $ 16.54        $ 14.70        $ 13.76        $ 11.23
      End of period                            $  9.48        $ 15.82        $ 16.54        $ 14.70        $ 13.76
   Accumulation units outstanding
   at the end of period                         13,657         19,506         24,255         36,895         45,675

JNL/Lazard Small Cap
Equity Division(30)

   Accumulation unit value:
      Beginning of period                      $ 14.65        $ 16.01        $ 13.95        $ 13.58        $ 11.98
      End of period                            $  8.83        $ 14.65        $ 16.01        $ 13.95        $ 13.58
   Accumulation units outstanding
   at the end of period                          8,181         13,303         18,139         27,337         36,297

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                          N/A            N/A            N/A            N/A            N/A
      End of period                                N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------
JNL/Lazard Emerging
Markets Division

   Accumulation unit value:
      Beginning of period                          N/A            N/A           N/A           N/A            N/A
      End of period                                N/A            N/A           N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A            N/A           N/A           N/A            N/A

JNL/Lazard Mid Cap Equity
Division(30)

   Accumulation unit value:
      Beginning of period                      $  8.88        $ 10.52        $10.00           N/A            N/A
      End of period                            $ 11.23        $  8.88        $10.52           N/A            N/A
   Accumulation units outstanding
   at the end of period                         41,555         41,897         2,175           N/A            N/A

JNL/Lazard Small Cap
Equity Division(30)

   Accumulation unit value:
      Beginning of period                      $  8.79        $ 10.82        $10.00           N/A            N/A
      End of period                            $ 11.98        $  8.79        $10.82           N/A            N/A
   Accumulation units outstanding
   at the end of period                         46,586         38,496         5,125           N/A            N/A

JNL/M&G Global Basics Division

   Accumulation unit value:
      Beginning of period                          N/A            N/A           N/A           N/A            N/A
      End of period                                N/A            N/A           N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A            N/A           N/A           N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2008           2007           2006           2005           2004
                                            ------------   ------------   ------------   ------------   ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A             N/A            N/A           N/A
      End of period                               N/A            N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A             N/A            N/A           N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A             N/A            N/A           N/A
      End of period                               N/A            N/A             N/A            N/A           N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A             N/A            N/A           N/A

JNL/MCM 25 Division

   Accumulation unit value:
      Beginning of period                      $ 9.96         $10.44         $ 10.00            N/A           N/A
      End of period                            $ 6.34         $ 9.96         $ 10.44            N/A           N/A
   Accumulation units outstanding
   at the end of period                         1,323          4,545          10,468            N/A           N/A

JNL/MCM Bond Index Division(335)

   Accumulation unit value:
      Beginning of period                      $11.06         $10.59         $ 10.40        $ 10.40        $10.22
      End of period                            $11.26         $11.06         $ 10.59        $ 10.40        $10.40
   Accumulation units outstanding
   at the end of period                           975          5,386          10,839         11,467         6,581

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------
JNL/M&G Global Leaders Division

   Accumulation unit value:
      Beginning of period                         N/A           N/A            N/A            N/A            N/A
      End of period                               N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A           N/A            N/A            N/A            N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

   Accumulation unit value:
      Beginning of period                         N/A           N/A            N/A            N/A            N/A
      End of period                               N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A           N/A            N/A            N/A            N/A

JNL/MCM 25 Division

   Accumulation unit value:
      Beginning of period                         N/A           N/A            N/A            N/A            N/A
      End of period                               N/A           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A           N/A            N/A            N/A            N/A

JNL/MCM Bond Index Division(335)

   Accumulation unit value:
      Beginning of period                      $10.37           N/A            N/A            N/A            N/A
      End of period                            $10.22           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         7,832           N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2008           2007           2006           2005           2004
                                            ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(528)

   Accumulation unit value:
      Beginning of period                      $14.21         $13.87         $ 10.38       $  10.47        $ 10.00
      End of period                            $ 8.42         $14.21         $ 13.87       $  10.38        $ 10.47
   Accumulation units outstanding
   at the end of period                           553          9,968          20,545          1,928          2,468

JNL/MCM Consumer Brands
Sector Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A             N/A            N/A            N/A
      End of period                               N/A            N/A             N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A             N/A            N/A            N/A

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                      $ 9.43         $10.00             N/A            N/A            N/A
      End of period                            $ 4.69         $ 9.43             N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         1,662          3,702             N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

   Accumulation unit value:
      Beginning of period                      $17.62         $17.29         $ 15.07       $  14.72        $ 13.47
      End of period                            $10.76         $17.62         $ 17.29       $  15.07        $ 14.72
   Accumulation units outstanding
   at the end of period                         6,463          7,035          10,714         12,316         13,666

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------
JNL/MCM Communications
Sector Division(528)

   Accumulation unit value:
      Beginning of period                          N/A          N/A            N/A            N/A            N/A
      End of period                                N/A          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A            N/A            N/A            N/A

JNL/MCM Consumer Brands
Sector Division

   Accumulation unit value:
      Beginning of period                          N/A          N/A            N/A            N/A            N/A
      End of period                                N/A          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A            N/A            N/A            N/A

JNL/MCM Dow Dividend Division(1450)

   Accumulation unit value:
      Beginning of period                          N/A          N/A            N/A            N/A            N/A
      End of period                                N/A          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A            N/A            N/A            N/A

JNL/MCM Enhanced S&P
500 Stock Index Division(252)

   Accumulation unit value:
      Beginning of period                      $ 11.19          N/A            N/A            N/A            N/A
      End of period                            $ 13.47          N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         12,174          N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2008           2007           2006           2005           2004
                                            ------------   ------------   ------------   ------------   ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A            N/A            N/A            N/A
      End of period                               N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A            N/A            N/A            N/A

JNL/MCM Financial Sector
Division(479)

   Accumulation unit value:
      Beginning of period                      $11.21         $13.81         $11.85         $11.37         $10.21
      End of period                            $ 5.43         $11.21         $13.81         $11.85         $11.37
   Accumulation units outstanding
   at the end of period                         2,570          1,383          3,653          3,648             35

JNL/MCM Healthcare Sector
Division(479)

   Accumulation unit value:
      Beginning of period                      $12.06         $11.42         $10.94         $10.36         $10.19
      End of period                            $ 9.10         $12.06         $11.42         $10.94         $10.36
   Accumulation units outstanding
   at the end of period                           213          2,749          4,075          4,543          3,454

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                         N/A            N/A            N/A            N/A            N/A
      End of period                               N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                           N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,   December 31,   December 31,   December 31,   December 31,
                                                2003           2002           2001           2000           1999
                                            ------------   ------------   ------------   ------------   ------------
JNL/MCM European 30 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A            N/A
      End of period                              N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A            N/A

JNL/MCM Financial Sector
Division(479)

   Accumulation unit value:
      Beginning of period                      $10.00           N/A            N/A            N/A            N/A
      End of period                            $10.21           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         1,220           N/A            N/A            N/A            N/A

JNL/MCM Healthcare Sector
Division(479)

   Accumulation unit value:
      Beginning of period                      $10.00           N/A            N/A            N/A            N/A
      End of period                            $10.19           N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                         1,976           N/A            N/A            N/A            N/A

JNL/MCM Index 5 Division

   Accumulation unit value:
      Beginning of period                        N/A            N/A            N/A            N/A            N/A
      End of period                              N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                          N/A            N/A            N/A            N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM International
Index Division(378)

   Accumulation unit value:
      Beginning of period                     $  24.23        $  22.35        $  18.13        $  16.29        $  13.88
      End of period                           $  13.58        $  24.23        $  22.35        $  18.13        $  16.29
   Accumulation units outstanding
   at the end of period                         18,340          40,870          44,161          35,092          20,163

JNL/MCM JNL 5 Division(708)

   Accumulation unit value:
      Beginning of period                     $  13.15        $  13.20        $  11.31        $  10.41        $  10.00
      End of period                           $   7.42        $  13.15        $  13.20        $  11.31        $  10.41
   Accumulation units outstanding
   at the end of period                         47,641         245,229          85,098          25,158           9,335

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                     $  11.94        $  10.70        $  10.00             N/A             N/A
      End of period                           $   6.32        $  11.94        $  10.70             N/A             N/A
   Accumulation units outstanding
   at the end of period                          4,242          28,866           3,138             N/A             N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                     $  10.32        $  10.00             N/A             N/A             N/A
      End of period                           $   5.92        $  10.32             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                             --             313             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM International
Index Division(378)

   Accumulation unit value:
      Beginning of period                     $  11.52          N/A             N/A             N/A             N/A
      End of period                           $  13.88          N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          1,567          N/A             N/A             N/A             N/A

JNL/MCM JNL 5 Division(708)

   Accumulation unit value:
      Beginning of period                          N/A          N/A             N/A             N/A             N/A
      End of period                                N/A          N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A             N/A             N/A             N/A

JNL/MCM JNL Optimized 5 Division

   Accumulation unit value:
      Beginning of period                          N/A          N/A             N/A             N/A             N/A
      End of period                                N/A          N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A             N/A             N/A             N/A

JNL/MCM Nasdaq 25 Division(1450)

   Accumulation unit value:
      Beginning of period                          N/A          N/A             N/A             N/A             N/A
      End of period                                N/A          N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A          N/A             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                     $  11.54        $  10.00             N/A             N/A             N/A
      End of period                           $   6.13        $  11.54             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                             --             829             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector
Division(552)

   Accumulation unit value:
      Beginning of period                     $  26.29        $  19.79        $  16.68        $  12.42        $  10.00
      End of period                           $  16.04        $  26.29        $  19.79        $  16.68        $  12.42
   Accumulation units outstanding
   at the end of period                          1,117          12,799          23,764          10,910           2,329

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A             N/A
      End of period                                N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A             N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A             N/A
      End of period                                N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM NYSE International
25 Division(1304)

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/MCM Oil & Gas Sector
Division(552)

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/MCM Pacific Rim 30 Division

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/MCM S&P 24 Division

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM S&P 400 MidCap
Index Division(231)

   Accumulation unit value:
      Beginning of period                     $  19.56        $  18.54        $  17.21        $  15.65        $  13.77
      End of period                           $  11.99        $  19.56        $  18.54        $  17.21        $  15.65
   Accumulation units outstanding
   at the end of period                         18,170          35,327          48,682          41,819          30,527

JNL/MCM S&P 500 Index Division(231)

   Accumulation unit value:
      Beginning of period                     $  17.16        $  16.66        $  14.74        $  14.38        $  13.31
      End of period                           $  10.51        $  17.16        $  16.66        $  14.74        $  14.38
   Accumulation units outstanding
   at the end of period                         34,821          63,095          67,744          67,283          52,623

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A             N/A
      End of period                                N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A             N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period                     $   8.66        $   9.70             N/A             N/A             N/A
      End of period                           $   5.10        $   8.66             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          3,152          10,338             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM S&P 400 MidCap
Index Division(231)

   Accumulation unit value:
      Beginning of period                     $  10.42        $  10.80           N/A             N/A             N/A
      End of period                           $  13.77        $  10.42           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          8,432             140           N/A             N/A             N/A

JNL/MCM S&P 500 Index Division(231)

   Accumulation unit value:
      Beginning of period                     $  10.61        $  11.23           N/A             N/A             N/A
      End of period                           $  13.31        $  10.61           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                         17,891             136           N/A             N/A             N/A

JNL/MCM S&P SMid 60 Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A             N/A
      End of period                                N/A             N/A           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A             N/A

JNL/MCM Select Small-Cap
Division(1224)

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A             N/A
      End of period                                N/A             N/A           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM Small Cap Index
Division(231)

   Accumulation unit value:
      Beginning of period                     $  19.72        $  20.52        $  17.78        $  17.37        $  15.07
      End of period                           $  12.60        $  19.72        $  20.52        $  17.78        $  17.37
   Accumulation units outstanding
   at the end of period                         16,459          35,137          47,499          37,180          24,862

JNL/MCM Technology Sector
Division(528)

   Accumulation unit value:
      Beginning of period                     $  12.07        $  10.73        $   9.99        $   9.93        $  10.00
      End of period                           $   6.71        $  12.07        $  10.73        $   9.99        $   9.93
   Accumulation units outstanding
   at the end of period                          1,562           2,169          12,497           6,729              42

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period                     $   9.95        $  10.00             N/A             N/A             N/A
      End of period                           $   5.13        $   9.95             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          7,784          20,669             N/A             N/A             N/A

JNL/MCM VIP Division(792)

   Accumulation unit value:
      Beginning of period                     $  13.07        $  12.02        $  10.91        $  10.00             N/A
      End of period                           $   7.34        $  13.07        $  12.02        $  10.91             N/A
   Accumulation units outstanding
   at the end of period                          1,840           7,597           6,125           6,466             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/MCM Small Cap Index
Division(231)

   Accumulation unit value:
      Beginning of period                     $  10.52        $  11.01           N/A             N/A             N/A
      End of period                           $  15.07        $  10.52           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          9,982             138           N/A             N/A             N/A

JNL/MCM Technology Sector
Division(528)

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A             N/A
      End of period                                N/A             N/A           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A             N/A

JNL/MCM Value Line 30
Division(1450)

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A             N/A
      End of period                                N/A             N/A           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A             N/A

JNL/MCM VIP Division(792)

   Accumulation unit value:
      Beginning of period                          N/A             N/A           N/A             N/A             N/A
      End of period                                N/A             N/A           N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A           N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period                     $  14.78        $  14.15        $  12.32        $  11.03        $   9.53
      End of period                           $   8.58        $  14.78        $  14.15        $  12.32        $  11.03
   Accumulation units outstanding
   at the end of period                         13,399          58,475          81,827          83,583          86,044

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A             N/A             N/A
      End of period                                N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A             N/A             N/A

JNL/PAM China-India Division(1770)

   Accumulation unit value:
      Beginning of period                     $  10.00             N/A             N/A             N/A             N/A
      End of period                           $   5.42             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                            926             N/A             N/A             N/A             N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                     $  10.90        $  10.00             N/A             N/A             N/A
      End of period                           $  10.30        $  10.90             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                         11,022          11,101             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/Oppenheimer Global
Growth Division(27)

   Accumulation unit value:
      Beginning of period                     $   6.90        $   9.05        $  10.00           N/A             N/A
      End of period                           $   9.53        $   6.90        $   9.05           N/A             N/A
   Accumulation units outstanding
   at the end of period                         79,775          77,863          60,684           N/A             N/A

JNL/PAM Asia ex-Japan Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A           N/A             N/A
      End of period                                N/A             N/A             N/A           N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A           N/A             N/A

JNL/PAM China-India Division(1770)

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A           N/A             N/A
      End of period                                N/A             N/A             N/A           N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A           N/A             N/A

JNL/PIMCO Real Return Division

   Accumulation unit value:
      Beginning of period                          N/A             N/A             N/A           N/A             N/A
      End of period                                N/A             N/A             N/A           N/A             N/A
   Accumulation units outstanding
   at the end of period                            N/A             N/A             N/A           N/A             N/A

Investment Divisions                     December 31,    December 31,    December 31,    December 31,    December 31,
                                             2008            2007            2006            2005            2004
                                         ------------    ------------    ------------    ------------    ------------
JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period                   $ 11.96        $  11.25        $  11.07        $  11.02        $  10.75
      End of period                         $ 11.79        $  11.96        $  11.25        $  11.07        $  11.02
   Accumulation units outstanding
   at the end of period                      62,180         103,869         120,534         125,622         140,771

JNL/PPM America Core
Equity Division(27)

   Accumulation unit value:
      Beginning of period                   $  9.11        $  10.00        $   8.95        $   8.38        $   7.55
      End of period                         $  5.32        $   9.11        $  10.00        $   8.95        $   8.38
   Accumulation units outstanding
   at the end of period                      15,951          23,155          28,139          28,928          32,285

JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period                   $ 10.82        $  11.14        $  10.26        $  10.28        $  10.00
      End of period                         $  7.36        $  10.82        $  11.14        $  10.26        $  10.28
   Accumulation units outstanding
   at the end of period                      29,134          64,741         204,063         228,228         195,258

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A             N/A             N/A
      End of period                             N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A             N/A             N/A

Investment Divisions                     December 31,    December 31,    December 31,    December 31,    December 31,
                                             2003            2002            2001            2000            1999
                                         ------------    ------------    ------------    ------------    ------------
JNL/PIMCO Total Return
Bond Division(30)

   Accumulation unit value:
      Beginning of period                  $  10.44        $   9.77         $ 10.00           N/A            N/A
      End of period                        $  10.75        $  10.44         $  9.77           N/A            N/A
   Accumulation units outstanding
   at the end of period                     159,976         142,298          34,615           N/A            N/A

JNL/PPM America Core
Equity Division(27)

   Accumulation unit value:
      Beginning of period                  $   6.04        $   8.81         $ 10.00           N/A            N/A
      End of period                        $   7.55        $   6.04         $  8.11           N/A            N/A
   Accumulation units outstanding
   at the end of period                      36,785          37,367          15,119           N/A            N/A

JNL/PPM America High
Yield Bond Division(674)

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A           N/A            N/A
      End of period                             N/A             N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A           N/A            N/A

JNL/PPM America Mid
Cap Value Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A           N/A            N/A
      End of period                             N/A             N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A           N/A            N/A

Investment Divisions                     December 31,    December 31,    December 31,    December 31,    December 31,
                                             2008            2007            2006            2005            2004
                                         ------------    ------------    ------------    ------------    ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A             N/A             N/A
      End of period                             N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A             N/A             N/A

JNL/PPM America Value
Equity Division(27)

   Accumulation unit value:
      Beginning of period                   $ 10.05         $ 10.84        $   9.77        $   9.48        $   8.80
      End of period                         $  5.21         $ 10.05        $  10.84        $   9.77        $   9.48
   Accumulation units outstanding
   at the end of period                      32,099          84,201         101,456         110,414         138,196

JNL/Red Rocks Listed
Private Equity Division(1897)

   Accumulation unit value:
      Beginning of period                   $ 10.00             N/A             N/A             N/A             N/A
      End of period                         $  5.92             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          33             N/A             N/A             N/A             N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A             N/A             N/A
      End of period                             N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A             N/A             N/A

Investment Divisions                     December 31,    December 31,    December 31,    December 31,    December 31,
                                             2003            2002            2001            2000            1999
                                         ------------    ------------    ------------    ------------    ------------
JNL/PPM America Small
Cap Value Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A           N/A            N/A
      End of period                             N/A             N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A           N/A            N/A

JNL/PPM America Value
Equity Division(27)

   Accumulation unit value:
      Beginning of period                  $   7.19        $   9.14        $  10.00           N/A            N/A
      End of period                        $   8.80        $   7.19        $   9.14           N/A            N/A
   Accumulation units outstanding
   at the end of period                     135,360         143,648         115,837           N/A            N/A

JNL/Red Rocks Listed
Private Equity Division(1897)

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A           N/A            N/A
      End of period                             N/A             N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A           N/A            N/A

JNL/S&P 4 Division

   Accumulation unit value:
      Beginning of period                       N/A             N/A             N/A           N/A            N/A
      End of period                             N/A             N/A             N/A           N/A            N/A
   Accumulation units outstanding
   at the end of period                         N/A             N/A             N/A           N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A           N/A            N/A            N/A
      End of period                          N/A            N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A           N/A            N/A            N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                 $10.47         $10.00           N/A            N/A            N/A
      End of period                       $ 6.25         $10.47           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                    6,151          6,667           N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                 $10.52         $10.00           N/A            N/A            N/A
      End of period                       $ 7.58         $10.52           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       --            251           N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                    N/A            N/A           N/A            N/A            N/A
      End of period                          N/A            N/A           N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                      N/A            N/A           N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Competitive
Advantage Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/S&P Disciplined Growth Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

JNL/S&P Disciplined
Moderate Growth Division

   Accumulation unit value:
      Beginning of period                   N/A            N/A            N/A            N/A            N/A
      End of period                         N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                     N/A            N/A            N/A            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A            N/A            N/A
      End of period                           N/A            N/A            N/A            N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A            N/A            N/A

JNL/S&P Managed Aggressive
Growth Division(27)

   Accumulation unit value:
      Beginning of period                 $ 12.98       $  12.11       $  10.67       $  10.01       $   9.06
      End of period                       $  7.75       $  12.98       $  12.11       $  10.67       $  10.01
   Accumulation units outstanding
   at the end of period                    73,739        366,194        554,939        752,307        953,364

JNL/S&P Managed Conservative
Division(687)

   Accumulation unit value:
      Beginning of period                 $ 11.67       $  11.18       $  10.56       $  10.36       $  10.00
      End of period                       $  9.88       $  11.67       $  11.18       $  10.56       $  10.36
   Accumulation units outstanding
   at the end of period                    24,660          8,772          9,607         10,719          5,994

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Dividend Income
& Growth Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A            N/A
      End of period                           N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A            N/A

JNL/S&P Intrinsic Value Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A            N/A
      End of period                           N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A            N/A

JNL/S&P Managed Aggressive
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   7.27       $   9.06       $  10.00          N/A            N/A
      End of period                      $   9.06       $   7.27       $   9.06          N/A            N/A
   Accumulation units outstanding
   at the end of period                   104,909        136,574         74,033          N/A            N/A

JNL/S&P Managed Conservative
Division(687)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A            N/A
      End of period                           N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2008           2007           2006           2005           2004
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Growth Division(27)

   Accumulation unit value:
      Beginning of period                $  12.97       $  12.15       $  10.84       $  10.28       $   9.39
      End of period                      $   8.23       $  12.97       $  12.15       $  10.84       $  10.28
   Accumulation units outstanding
   at the end of period                   147,584        598,500        652,514        756,012        849,411

JNL/S&P Managed Moderate
Division(791)

   Accumulation unit value:
      Beginning of period                $  12.01       $  11.35       $  10.47       $  10.00            N/A
      End of period                      $   9.29       $  12.01       $  11.35       $  10.47            N/A
   Accumulation units outstanding
   at the end of period                    22,940         64,048         69,021         48,131            N/A

JNL/S&P Managed Moderate
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $  13.18       $  12.35       $  11.21       $  10.73       $   9.97
      End of period                      $   9.38       $  13.18       $  12.35       $  11.21       $  10.73
   Accumulation units outstanding
   at the end of period                   137,426        279,920        300,026        403,202        315,195

JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                $  11.59       $  10.81       $  10.00            N/A            N/A
      End of period                      $   7.95       $  11.59       $  10.81            N/A            N/A
   Accumulation units outstanding
   at the end of period                     5,233          5,233          5,233            N/A            N/A

Investment Divisions                   December 31,   December 31,   December 31,   December 31,   December 31,
                                           2003           2002           2001           2000           1999
                                       ------------   ------------   ------------   ------------   ------------
JNL/S&P Managed Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   7.86       $   9.13       $  10.00          N/A            N/A
      End of period                      $   9.39       $   7.86       $   9.13          N/A            N/A
   Accumulation units outstanding
   at the end of period                   815,120        850,361        442,811          N/A            N/A

JNL/S&P Managed Moderate
Division(791)

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A            N/A
      End of period                           N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A            N/A

JNL/S&P Managed Moderate
Growth Division(27)

   Accumulation unit value:
      Beginning of period                $   8.62       $   9.60       $  10.00          N/A            N/A
      End of period                      $   9.97       $   8.62       $   9.60          N/A            N/A
   Accumulation units outstanding
   at the end of period                   337,862        380,029        173,490          N/A            N/A

JNL/S&P Retirement 2015 Division

   Accumulation unit value:
      Beginning of period                     N/A            N/A            N/A          N/A            N/A
      End of period                           N/A            N/A            N/A          N/A            N/A
   Accumulation units outstanding
   at the end of period                       N/A            N/A            N/A          N/A            N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                      $11.76          $10.94          $10.00            N/A             N/A
      End of period                            $ 7.70          $11.76          $10.94            N/A             N/A
   Accumulation units outstanding
   at the end of period                           691              83              --            N/A             N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                      $11.90          $11.01          $10.00            N/A             N/A
      End of period                            $ 7.52          $11.90          $11.01            N/A             N/A
   Accumulation units outstanding
   at the end of period                            62              84              --            N/A             N/A

JNL/S&P Retirement Income
Division(1159)

   Accumulation unit value:
      Beginning of period                      $11.08          $10.56          $10.20            N/A             N/A
      End of period                            $ 8.91          $11.08          $10.56            N/A             N/A
   Accumulation units outstanding
   at the end of period                            --              --              --            N/A             N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                         N/A             N/A             N/A            N/A             N/A
      End of period                               N/A             N/A             N/A            N/A             N/A
   Accumulation units outstanding
   at the end of period                           N/A             N/A             N/A            N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/S&P Retirement 2020
Division(992)

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/S&P Retirement 2025
Division(992)

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/S&P Retirement Income
Division(1159)

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

JNL/S&P Total Yield Division

   Accumulation unit value:
      Beginning of period                        N/A             N/A             N/A             N/A             N/A
      End of period                              N/A             N/A             N/A             N/A             N/A
   Accumulation units outstanding
   at the end of period                          N/A             N/A             N/A             N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/Select Balanced Division(27)

   Accumulation unit value:
      Beginning of period                      $ 15.44        $  14.63        $  13.11        $  12.67        $  11.64
      End of period                            $ 12.02        $  15.44        $  14.63        $  13.11        $  12.67
   Accumulation units outstanding
   at the end of period                         29,729          73,812          92,379         115,662         123,392

JNL/Select Money Market
Division(27)

   Accumulation unit value:
      Beginning of period                      $ 10.36        $  10.07        $   9.81        $   9.73        $   9.83
      End of period                            $ 10.39        $  10.36        $  10.07        $   9.81        $   9.73
   Accumulation units outstanding
   at the end of period                         63,951          94,546          46,958          67,849          67,202

JNL/Select Value Division(231)

   Accumulation unit value:
      Beginning of period                      $ 21.75        $  20.54        $  17.30        $  16.29        $  14.45
      End of period                            $ 14.24        $  21.75        $  20.54        $  17.30        $  16.29
   Accumulation units outstanding
   at the end of period                          5,475          15,191          15,685          10,869          13,151

JNL/T.Rowe Price Established
Growth Division(27)

   Accumulation unit value:
      Beginning of period                      $ 10.15        $  11.16        $   9.99        $   9.59        $   8.89
      End of period                            $  5.69        $  10.15        $  11.16        $   9.99        $   9.59
   Accumulation units outstanding
   at the end of period                         41,761         164,704         121,156         146,831         122,478

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/Select Balanced Division(27)

   Accumulation unit value:
      Beginning of period                     $   9.75        $  10.13        $  10.00           N/A             N/A
      End of period                           $  11.64        $   9.75        $  10.13           N/A             N/A
   Accumulation units outstanding
   at the end of period                        130,475         109,822          65,906           N/A             N/A

JNL/Select Money Market
Division(27)

   Accumulation unit value:
      Beginning of period                     $   9.96        $  10.04        $  10.00           N/A             N/A
      End of period                           $   9.83        $   9.96        $  10.04           N/A             N/A
   Accumulation units outstanding
   at the end of period                         40,417          91,815         128,008           N/A             N/A

JNL/Select Value Division(231)

   Accumulation unit value:
      Beginning of period                     $  10.92        $  11.22             N/A           N/A             N/A
      End of period                           $  14.45        $  10.92             N/A           N/A             N/A
   Accumulation units outstanding
   at the end of period                          1,061             135             N/A           N/A             N/A

JNL/T.Rowe Price Established
Growth Division(27)

   Accumulation unit value:
      Beginning of period                     $   6.94        $   9.21        $  10.00           N/A             N/A
      End of period                           $   8.89        $   6.94        $   9.21           N/A             N/A
   Accumulation units outstanding
   at the end of period                        108,861          84,104          70,866           N/A             N/A

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2008            2007            2006            2005            2004
                                            ------------    ------------    ------------    ------------    ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                      $ 15.50        $  13.47        $  12.84        $  11.46        $   9.89
      End of period                            $  9.03        $  15.50        $  13.47        $  12.84        $  11.46
   Accumulation units outstanding
   at the end of period                         27,960          76,448          94,362         111,921         121,099

JNL/T.Rowe Price Value Division(27)

   Accumulation unit value:
      Beginning of period                      $ 13.62        $  13.75        $  11.67        $  11.19        $   9.89
      End of period                            $  7.96        $  13.62        $  13.75        $  11.67        $  11.19
   Accumulation units outstanding
   at the end of period                         27,601         113,884         151,345         173,576         183,473

Investment Divisions                        December 31,    December 31,    December 31,    December 31,    December 31,
                                                2003            2002            2001            2000            1999
                                            ------------    ------------    ------------    ------------    ------------
JNL/T.Rowe Price Mid-Cap
Growth Division(27)

   Accumulation unit value:
      Beginning of period                     $   7.26        $   9.48        $  10.00           N/A             N/A
      End of period                           $   9.89        $   7.26        $   9.48           N/A             N/A
   Accumulation units outstanding
   at the end of period                        125,900          98,158          44,970           N/A             N/A

JNL/T.Rowe Price Value Division(27)

   Accumulation unit value:
      Beginning of period                     $   7.76        $   9.50        $  10.00           N/A             N/A
      End of period                           $   9.89        $   7.76        $   9.50           N/A             N/A
   Accumulation units outstanding
   at the end of period                        173,995         136,025         100,956           N/A             N/A

                       STATEMENT OF ADDITIONAL INFORMATION


                                  APRIL 6, 2009




                          INDIVIDUAL DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 6, 2009. The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NYSM) by writing P.O. Box 30902, Lansing, Michigan 48909-8402, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.







                                TABLE OF CONTENTS
                                                                         PAGE

General Information and History                                           2

Services                                                                  5


Purchase of Securities Being Offered                                      10

Underwriters                                                              10

Calculation of Performance                                                10

Additional Tax Information                                                12

Annuity Provisions                                                        22

Net Investment Factor                                                     23


Financial Statements                                                      20

                         GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY. In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (JacksonSM), and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

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TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES



The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


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"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.



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NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.


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Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P"), a wholly owned subsidiary of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P, the S&P 500(R) Index, and the S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson of NY keeps the assets of the Separate Account. Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.


For Perspective, the aggregate amount of underwriting commissions paid to broker/dealers was $207,841 in 2006, $204,271 in 2007 and $184,548 in 2008.


JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment, therefore Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                       6
            (  a-b    )
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON OF NY'S TAX STATUS

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury  Department  has issued  Regulations  establishing  diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 92 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 and Revenue Procedure 2008-24. In accordance with these rulings, the IRS will consider a partial exchange valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 12 months of the date of the partial exchange or if the owner can demonstrate that they have met certain conditions under Section 72(a)(2) or had any life event similar to these conditions that occurred between the date of the exchange and the date of the withdrawal or surrender. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of life events may be approved by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The  Contracts  offered by the  Prospectus  are  designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in
Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures. Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     (a)  Tax-Sheltered Annuities

     Section  403(b)  of  the  Code  permits  the  purchase  of   "tax-sheltered
     annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (b)  Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (c)  Roth IRA Annuities

     Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.


     Lower maximum limitations apply to individuals above certain adjusted gross income levels. For 2008, these levels are $101,000 in the case of single taxpayers, $159,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately. These levels are indexed annually in $1,000 increments. An overall $5,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


     Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


     Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The adjusted gross income limit is eliminated for rollovers after December 31, 2009. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. For rollovers in 2010, the income may be reported ratably in 2011 and 2012. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


     (d)  Pension and Profit-Sharing Plans

     The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (e)  Eligible Deferred Compensation Plans -- Section 457


     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $16,500 elective deferral limitation in 2009. The limit is indexed for inflation after $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


     In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

     *    attains age 70 1/2,

     *    severs employment,

     *    dies, or

     * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.


CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

The JNL/Lazard Small Cap Equity Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund were previously offered as Funds under this Contract. However, effective April 6, 2009, these Funds were merged with the JNL/Mellon Capital Management Small Cap Index Fund and the JNL/Mellon Capital Management S&P 500 Index Fund, respectively, as outlined below:


------------------------------------------------------- ------------------------------------------------------------------

CURRENTLY OFFERED FUNDS                                 PREVIOUSLY OFFERED FUNDS

------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------

JNL/Mellon Capital Management S&P 500 Index Fund        JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund

------------------------------------------------------- ------------------------------------------------------------------
------------------------------------------------------- ------------------------------------------------------------------

JNL/Mellon Capital Management Small Cap Index Fund      JNL/Lazard Small Cap Equity Fund

------------------------------------------------------- ------------------------------------------------------------------


Also, effective April 6, 2009, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL Institutional Alt 20 Fund;
JNL Institutional Alt 35 Fund;
JNL Institutional Alt 50 Fund; and
JNL Institutional Alt 65 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

    1 - September 16, 1996   66 - March 4, 2002       131 - June 7, 2002
    2 - April 1, 1998        67 - March 5, 2002       132 - June 10, 2002
    3 - April 8, 1998        68 - March 6, 2002       133 - June 11, 2002
    4 - April 9, 1998        69 - March 7, 2002       134 - June 12, 2002
    5 - April 13, 1998       70 - March 8, 2002       135 - June 14, 2002
    6 - April 15, 1998       71 - March 11, 2002      136 - June 17, 2002
    7 - January 21, 1999     72 - March 12, 2002      137 - June 20, 2002
    8 - January 29, 1999     73 - March 13, 2002      138 - June 21, 2002
    9 - February 9, 1999     74 - March 14, 2002      139 - June 24, 2002
   10 - March 22, 1999       75 - March 15, 2002      140 - June 25, 2002
   11 - April 1, 1999        76 - March 18, 2002      141 - June 26, 2002
   12 - April 8, 1999        77 - March 19, 2002      142 - June 27, 2002
   13 - April 9, 1999        78 - March 20, 2002      143 - June 28, 2002
   14 - April 13, 1999       79 - March 21, 2002      144 - July 1, 2002
   15 - April 15, 1999       80 - March 22, 2002      145 - July 2, 2002
   16 - April 22, 1999       81 - March 25, 2002      146 - July 3, 2002
   17 - July 2, 1999         82 - March 26, 2002      147 - July 5, 2002
   18 - August 16, 1999      83 - March 27, 2002      148 - July 8, 2002
   19 - May 1, 2000          84 - March 28, 2002      149 - July 9, 2002
   20 - November 3, 2000     85 - April 1, 2002       150 - July 11, 2002
   21 - November 17, 2000    86 - April 2, 2002       151 - July 12, 2002
   22 - November 27, 2000    87 - April 3, 2002       152 - July 15, 2002
   23 - December 14, 2000    88 - April 4, 2002       153 - July 16, 2002
   24 - December 19, 2000    89 - April 8, 2002       154 - July 18, 2002
   25 - February 12, 2001    90 - April 9, 2002       155 - July 22, 2002
   26 - March 28, 2001       91 - April 10, 2002      156 - July 24, 2002
   27 - May 1, 2001          92 - April 11, 2002      157 - July 25, 2002
   28 - June 7, 2001         93 - April 12, 2002      158 - July 26, 2002
   29 - August 15, 2001      94 - April 15, 2002      159 - July 29, 2002
   30 - October 29, 2001     95 - April 16, 2002      160 - July 30, 2002
   31 - December 14, 2001    96 - April 17, 2002      161 - July 31, 2002
   32 - January 3, 2002      97 - April 18, 2002      162 - August 1, 2002
   33 - January 7, 2002      98 - April 19, 2002      163 - August 5, 2002
   34 - January 10, 2002     99 - April 22, 2002      164 - August 6, 2002
   35 - January 11, 2002    100 - April 23, 2002      165 - August 7, 2002
   36 - January 14, 2002    101 - April 24, 2002      166 - August 8, 2002
   37 - January 15, 2002    102 - April 25, 2002      167 - August 12, 2002
   38 - January 18, 2002    103 - April 26, 2002      168 - August 13, 2002
   39 - January 22, 2002    104 - April 29, 2002      169 - August 14, 2002
   40 - January 23, 2002    105 - April 30, 2002      170 - August 15, 2002
   41 - January 25, 2002    106 - May 1, 2002         171 - August 16, 2002
   42 - January 28, 2002    107 - May 2, 2002         172 - August 19, 2002
   43 - January 29, 2002    108 - May 3, 2002         173 - August 20, 2002
   44 - January 30, 2002    109 - May 6, 2002         174 - August 23, 2002
   45 - January 31, 2002    110 - May 7, 2002         175 - August 26, 2002
   46 - February 1, 2002    111 - May 8, 2002         176 - August 28, 2002
   47 - February 4, 2002    112 - May 9, 2002         177 - August 29, 2002
   48 - February 5, 2002    113 - May 10, 2002        178 - August 30, 2002
   49 - February 6, 2002    114 - May 13, 2002        179 - September 3, 2002
   50 - February 7, 2002    115 - May 14, 2002        180 - September 4, 2002
   51 - February 8, 2002    116 - May 15, 2002        181 - September 5, 2002
   52 - February 11, 2002   117 - May 16, 2002        182 - September 6, 2002
   53 - February 12, 2002   118 - May 17, 2002        183 - September 10, 2002
   54 - February 13, 2002   119 - May 20, 2002        184 - September 11, 2002
   55 - February 14, 2002   120 - May 21, 2002        185 - September 12, 2002
   56 - February 15, 2002   121 - May 23, 2002        186 - September 13, 2002
   57 - February 19, 2002   122 - May 24, 2002        187 - September 16, 2002
   58 - February 20, 2002   123 - May 28, 2002        188 - September 17, 2002
   59 - February 21, 2002   124 - May 29, 2002        189 - September 18, 2002
   60 - February 22, 2002   125 - May 30, 2002        190 - September 19, 2002
   61 - February 25, 2002   126 - May 31, 2002        191 - September 20, 2002
   62 - February 26, 2002   127 - June 3, 2002        192 - September 23, 2002
   63 - February 27, 2002   128 - June 4, 2002        193 - September 24, 2002
   64 - February 28, 2002   129 - June 5, 2002        194 - September 25, 2002
   65 - March 1, 2002       130 - June 6, 2002        195 - September 26, 2002

  196 - September 27, 2002    261 - January 31, 2003   326 - May 12, 2003
  197 - September 30, 2002    262 - February 3, 2003   327 - May 13, 2003
  198 - October 1, 2002       263 - February 4, 2003   328 - May 14, 2003
  199 - October 2, 2002       264 - February 5, 2003   329 - May 15, 2003
  200 - October 3, 2002       265 - February 6, 2003   330 - May 19, 2003
  201 - October 4, 2002       266 - February 7, 2003   331 - May 20, 2003
  202 - October 7, 2002       267 - February 12, 2003  332 - May 21, 2003
  203 - October 8, 2002       268 - February 13, 2003  333 - May 22, 2003
  204 - October 9, 2002       269 - February 14, 2003  334 - May 23, 2003
  205 - October 10, 2002      270 - February 18, 2003  335 - May 27, 2003
  206 - October 11, 2002      271 - February 19, 2003  336 - May 28, 2003
  207 - October 14, 2002      272 - February 20, 2003  337 - May 29, 2003
  208 - October 15, 2002      273 - February 21, 2003  338 - May 30, 2003
  209 - October 17, 2002      274 - February 24, 2003  339 - June 2, 2003
  210 - October 18, 2002      275 - February 25, 2003  340 - June 3, 2003
  211 - October 21, 2002      276 - February 26, 2003  341 - June 4, 2003
  212 - October 22, 2002      277 - February 27, 2003  342 - June 5, 2003
  213 - October 24, 2002      278 - February 28, 2003  343 - June 6, 2003
  214 - October 25, 2002      279 - March 3, 2003      344 - June 9, 2003
  215 - October 28, 2002      280 - March 4, 2003      345 - June 10, 2003
  216 - October 29, 2002      281 - March 5, 2003      346 - June 11, 2003
  217 - October 31, 2002      282 - March 6, 2003      347 - June 12, 2003
  218 - November 1, 2002      283 - March 7, 2003      348 - June 13, 2003
  219 - November 4, 2002      284 - March 10, 2003     349 - June 16, 2003
  220 - November 5, 2002      285 - March 11, 2003     350 - June 17, 2003
  221 - November 6, 2002      286 - March 12, 2003     351 - June 18, 2003
  222 - November 7, 2002      287 - March 13, 2003     352 - June 19, 2003
  223 - November 8, 2002      288 - March 14, 2003     353 - June 20, 2003
  224 - November 12, 2002     289 - March 17, 2003     354 - June 23, 2003
  225 - November 13, 2002     290 - March 18, 2003     355 - June 24, 2003
  226 - November 14, 2002     291 - March 19, 2003     356 - June 25, 2003
  227 - November 15, 2002     292 - March 20, 2003     357 - June 26, 2003
  228 - November 18, 2002     293 - March 21, 2003     358 - June 27, 2003
  229 - November 19, 2002     294 - March 24, 2003     359 - June 30, 2003
  230 - November 20, 2002     295 - March 26, 2003     360 - July 1, 2003
  231 - November 22, 2002     296 - March 27, 2003     361 - July 2, 2003
  232 - November 25, 2002     297 - March 28, 2003     362 - July 3, 2003
  233 - November 26, 2002     298 - March 31, 2003     363 - July 7, 2003
  234 - November 27, 2002     299 - April 1, 2003      364 - July 8, 2003
  235 - November 29, 2002     300 - April 2, 2003      365 - July 9, 2003
  236 - December 2, 2002      301 - April 3, 2003      366 - July 10, 2003
  237 - December 3, 2002      302 - April 4, 2003      367 - July 11, 2003
  238 - December 5, 2002      303 - April 7, 2003      368 - July 14, 2003
  239 - December 6, 2002      304 - April 8, 2003      369 - July 15, 2003
  240 - December 9, 2002      305 - April 9, 2003      370 - July 17, 2003
  241 - December 16, 2002     306 - April 10, 2003     371 - July 18, 2003
  242 - December 17, 2002     307 - April 11, 2003     372 - July 21, 2003
  243 - December 18, 2002     308 - April 14, 2003     373 - July 22, 2003
  244 - December 19, 2002     309 - April 15, 2003     374 - July 23, 2003
  245 - December 23, 2002     310 - April 16, 2003     375 - July 24, 2003
  246 - December 27, 2002     311 - April 17, 2003     376 - July 25, 2003
  247 - December 30, 2002     312 - April 21, 2003     377 - July 28, 2003
  248 - December 31, 2002     313 - April 22, 2003     378 - July 29, 2003
  249 - January 2, 2003       314 - April 23, 2003     379 - July 30, 2003
  250 - January 3, 2003       315 - April 24, 2003     380 - July 31, 2003
  251 - January 6, 2003       316 - April 25, 2003     381 - August 1, 2003
  252 - January 9, 2003       317 - April 28, 2003     382 - August 4, 2003
  253 - January 16, 2003      318 - April 29, 2003     383 - August 5, 2003
  254 - January 17, 2003      319 - April 30, 2003     384 - August 6, 2003
  255 - January 21, 2003      320 - May 1, 2003        385 - August 7, 2003
  256 - January 22, 2003      321 - May 2, 2003        386 - August 8, 2003
  257 - January 24, 2003      322 - May 5, 2003        387 - August 11, 2003
  258 - January 27, 2003      323 - May 6, 2003        388 - August 12, 2003
  259 - January 28, 2003      324 - May 7, 2003        389 - August 13, 2003
  260 - January 30, 2003      325 - May 8, 2003        390 - August 14, 2003

  391 - August 15, 2003      456 - November 17, 2003   521 - February 23, 2004
  392 - August 18, 2003      457 - November 18, 2003   522 - February 24, 2004
  393 - August 19, 2003      458 - November 19, 2003   523 - February 25, 2004
  394 - August 20, 2003      459 - November 20, 2003   524 - February 26, 2004
  395 - August 21, 2003      460 - November 21, 2003   525 - February 27, 2004
  396 - August 22, 2003      461 - November 24, 2003   526 - March 1, 2004
  397 - August 25, 2003      462 - November 25, 2003   527 - March 2, 2004
  398 - August 26, 2003      463 - November 26, 2003   528 - March 3, 2004
  399 - August 27, 2003      464 - November 28, 2003   529 - March 4, 2004
  400 - August 28, 2003      465 - December 1, 2003    530 - March 5, 2004
  401 - August 29, 2003      466 - December 2, 2003    531 - March 8, 2004
  402 - September 2, 2003    467 - December 3, 2003    532 - March 9, 2004
  403 - September 3, 2003    468 - December 4, 2003    533 - March 10, 2004
  404 - September 5, 2003    469 - December 5, 2003    534 - March 11, 2004
  405 - September 8, 2003    470 - December 8, 2003    535 - March 12, 2004
  406 - September 9, 2003    471 - December 9, 2003    536 - March 15, 2004
  407 - September 10, 2003   472 - December 10, 2003   537 - March 16, 2004
  408 - September 11, 2003   473 - December 11, 2003   538 - March 17, 2004
  409 - September 12, 2003   474 - December 12, 2003   539 - March 18, 2004
  410 - September 15, 2003   475 - December 15, 2003   540 - March 19, 2004
  411 - September 16, 2003   476 - December 16, 2003   541 - March 22, 2004
  412 - September 17, 2003   477 - December 17, 2003   542 - March 23, 2004
  413 - September 18, 2003   478 - December 18, 2003   543 - March 24, 2004
  414 - September 19, 2003   479 - December 19, 2003   544 - March 25, 2004
  415 - September 22, 2003   480 - December 22, 2003   545 - March 26, 2004
  416 - September 23, 2003   481 - December 23, 2003   546 - March 29, 2004
  417 - September 24, 2003   482 - December 24, 2003   547 - March 30, 2004
  418 - September 25, 2003   483 - December 26, 2003   548 - March 31, 2004
  419 - September 26, 2003   484 - December 29, 2003   549 - April 1, 2004
  420 - September 29, 2003   485 - December 30, 2003   550 - April 2, 2004
  421 - September 30, 2003   486 - December 31, 2003   551 - April 5, 2004
  422 - October 1, 2003      487 - January 2, 2004     552 - April 6, 2004
  423 - October 2, 2003      488 - January 5, 2004     553 - April 7, 2004
  424 - October 3, 2003      489 - January 6, 2004     554 - April 8, 2004
  425 - October 4, 2003      490 - January 7, 2004     555 - April 12, 2004
  426 - October 6, 2003      491 - January 8, 2004     556 - April 13, 2004
  427 - October 7, 2003      492 - January 9, 2004     557 - April 14, 2004
  428 - October 8, 2003      493 - January 12, 2004    558 - April 15, 2004
  429 - October 9, 2003      494 - January 13, 2004    559 - April 16, 2004
  430 - October 10, 2003     495 - January 14, 2004    560 - April 19, 2004
  431 - October 13, 2003     496 - January 15, 2004    561 - April 20, 2004
  432 - October 14, 2003     497 - January 16, 2004    562 - April 21, 2004
  433 - October 15, 2003     498 - January 20, 2004    563 - April 22, 2004
  434 - October 16, 2003     499 - January 21, 2004    564 - April 23, 2004
  435 - October 17, 2003     500 - January 22, 2004    565 - April 26, 2004
  436 - October 20, 2003     501 - January 23, 2004    566 - April 27, 2004
  437 - October 21, 2003     502 - January 26, 2004    567 - April 28, 2004
  438 - October 22, 2003     503 - January 27, 2004    568 - April 29, 2004
  439 - October 23, 2003     504 - January 28, 2004    569 - April 30, 2004
  440 - October 24, 2003     505 - January 29, 2004    570 - May 3, 2004
  441 - October 27, 2003     506 - January 30, 2004    571 - May 4, 2004
  442 - October 28, 2003     507 - February 2, 2004    572 - May 5, 2004
  443 - October 29, 2003     508 - February 3, 2004    573 - May 6, 2004
  444 - October 30, 2003     509 - February 4, 2004    574 - May 7, 2004
  445 - October 31, 2003     510 - February 5, 2004    575 - May 10, 2004
  446 - November 3, 2003     511 - February 6, 2004    576 - May 11, 2004
  447 - November 4, 2003     512 - February 9, 2004    577 - May 12, 2004
  448 - November 5, 2003     513 - February 10, 2004   578 - May 13, 2004
  449 - November 6, 2003     514 - February 11, 2004   579 - May 14, 2004
  450 - November 7, 2003     515 - February 12, 2004   580 - May 17, 2004
  451 - November 10, 2003    516 - February 13, 2004   581 - May 18, 2004
  452 - November 11, 2003    517 - February 17, 2004   582 - May 19, 2004
  453 - November 12, 2003    518 - February 18, 2004   583 - May 20, 2004
  454 - November 13, 2003    519 - February 19, 2004   584 - May 21, 2004
  455 - November 14, 2003    520 - February 20, 2004   585 - May 24, 2004

  586 - May 25, 2004         651 - August 30, 2004       716 - December 1, 2004
  587 - May 26, 2004         652 - August 31, 2004       717 - December 2, 2004
  588 - May 27, 2004         653 - September 1, 2004     718 - December 3, 2004
  589 - May 28, 2004         654 - September 2, 2004     719 - December 6, 2004
  590 - June 1, 2004         655 - September 3, 2004     720 - December 7, 2004
  591 - June 2, 2004         656 - September 7, 2004     721 - December 8, 2004
  592 - June 3, 2004         657 - September 8, 2004     722 - December 9, 2004
  593 - June 4, 2004         658 - September 9, 2004     723 - December 10, 2004
  594 - June 7, 2004         659 - September 10, 2004    724 - December 13, 2004
  595 - June 8, 2004         660 - September 13, 2004    725 - December 14, 2004
  596 - June 9, 2004         661 - September 14, 2004    726 - December 15, 2004
  597 - June 10, 2004        662 - September 15, 2004    727 - December 16, 2004
  598 - June 14, 2004        663 - September 16, 2004    728 - December 17, 2004
  599 - June 15, 2004        664 - September 17, 2004    729 - December 20, 2004
  600 - June 16, 2004        665 - September 20, 2004    730 - December 21, 2004
  601 - June 17, 2004        666 - September 21, 2004    731 - December 22, 2004
  602 - June 18, 2004        667 - September 22, 2004    732 - December 23, 2004
  603 - June 21, 2004        668 - September 23, 2004    733 - December 27, 2004
  604 - June 22, 2004        669 - September 24, 2004    734 - December 28, 2004
  605 - June 23, 2004        670 - September 27, 2004    735 - December 29, 2004
  606 - June 24, 2004        671 - September 28, 2004    736 - December 30, 2004
  607 - June 25, 2004        672 - September 29, 2004    737 - December 31, 2004
  608 - June 28, 2004        673 - September 30, 2004    738 - January 3, 2005
  609 - June 29, 2004        674 - October 1, 2004       739 - January 4, 2005
  610 - July 1, 2004         675 - October 4, 2004       740 - January 5, 2005
  611 - July 2, 2004         676 - October 5, 2004       741 - January 6, 2005
  612 - July 6, 2004         677 - October 6, 2004       742 - January 7, 2005
  613 - July 7, 2004         678 - October 7, 2004       743 - January 10, 2005
  614 - July 8, 2004         679 - October 8, 2004       744 - January 11, 2005
  615 - July 9, 2004         680 - October 11, 2004      745 - January 12, 2005
  616 - July 12, 2004        681 - October 12, 2004      746 - January 13, 2005
  617 - July 13, 2004        682 - October 13, 2004      747 - January 14, 2005
  618 - July 14, 2004        683 - October 14, 2004      748 - January 18, 2005
  619 - July 15, 2004        684 - October 15, 2004      749 - January 19, 2005
  620 - July 16, 2004        685 - October 18, 2004      750 - January 20, 2005
  621 - July 19, 2004        686 - October 19, 2004      751 - January 21, 2005
  622 - July 20, 2004        687 - October 20, 2004      752 - January 24, 2005
  623 - July 21, 2004        688 - October 21, 2004      753 - January 25, 2005
  624 - July 22, 2004        689 - October 22, 2004      754 - January 26, 2005
  625 - July 23, 2004        690 - October 25, 2004      755 - January 27, 2005
  626 - July 26, 2004        691 - October 26, 2004      756 - January 28, 2005
  627 - July 27, 2004        692 - October 27, 2004      757 - January 31, 2005
  628 - July 28, 2004        693 - October 28, 2004      758 - February 1, 2005
  629 - July 29, 2004        694 - October 29, 2004      759 - February 2, 2005
  630 - July 30, 2004        695 - November 1, 2004      760 - February 3, 2005
  631 - August 2, 2004       696 - November 2, 2004      761 - February 4, 2005
  632 - August 3, 2004       697 - November 3, 2004      762 - February 7, 2005
  633 - August 4, 2004       698 - November 4, 2004      763 - February 8, 2005
  634 - August 5, 2004       699 - November 5, 2004      764 - February 9, 2005
  635 - August 6, 2004       700 - November 8, 2004      765 - February 10, 2005
  636 - August 9, 2004       701 - November 9, 2004      766 - February 11, 2005
  637 - August 10, 2004      702 - November 10, 2004     767 - February 14, 2005
  638 - August 11, 2004      703 - November 11, 2004     768 - February 15, 2005
  639 - August 12, 2004      704 - November 12, 2004     769 - February 16, 2005
  640 - August 13, 2004      705 - November 15, 2004     770 - February 17, 2005
  641 - August 16, 2004      706 - November 16, 2004     771 - February 18, 2005
  642 - August 17, 2004      707 - November 17, 2004     772 - February 22, 2005
  643 - August 18, 2004      708 - November 18, 2004     773 - February 23, 2005
  644 - August 19, 2004      709 - November 19, 2004     774 - February 24, 2005
  645 - August 20, 2004      710 - November 22, 2004     775 - February 25, 2005
  646 - August 23, 2004      711 - November 23, 2004     776 - February 28, 2005
  647 - August 24, 2004      712 - November 24, 2004     777 - March 1, 2005
  648 - August 25, 2004      713 - November 26, 2004     778 - March 2, 2005
  649 - August 26, 2004      714 - November 29, 2004     779 - March 3, 2005
  650 - August 27, 2004      715 - November 30, 2004     780 - March 4, 2005

  781 - March 7, 2005       846 - June 9, 2005         911 - September 13, 2005
  782 - March 8, 2005       847 - June 10, 2005        912 - September 14, 2005
  783 - March 9, 2005       848 - June 13, 2005        913 - September 15, 2005
  784 - March 10, 2005      849 - June 14, 2005        914 - September 16, 2005
  785 - March 11, 2005      850 - June 15, 2005        915 - September 19, 2005
  786 - March 14, 2005      851 - June 16, 2005        916 - September 21, 2005
  787 - March 15, 2005      852 - June 17, 2005        917 - September 22, 2005
  788 - March 16, 2005      853 - June 20, 2005        918 - September 23, 2005
  789 - March 17, 2005      854 - June 21, 2005        919 - September 26, 2005
  790 - March 18, 2005      855 - June 22, 2005        920 - September 27, 2005
  791 - March 21, 2005      856 - June 23, 2005        921 - September 29, 2005
  792 - March 22, 2005      857 - June 24, 2005        922 - September 30, 2005
  793 - March 23, 2005      858 - June 27, 2005        923 - October 3, 2005
  794 - March 24, 2005      859 - June 28, 2005        924 - October 4, 2005
  795 - March 28, 2005      860 - June 29, 2005        925 - October 5, 2005
  796 - March 29, 2005      861 - June 30, 2005        926 - October 6, 2005
  797 - March 30, 2005      862 - July 1, 2005         927 - October 7, 2005
  798 - March 31, 2005      863 - July 5, 2005         928 - October 10, 2005
  799 - April 1, 2005       864 - July 6, 2005         929 - October 11, 2005
  800 - April 4, 2005       865 - July 7, 2005         930 - October 12, 2005
  801 - April 5, 2005       866 - July 8, 2005         931 - October 13, 2005
  802 - April 6, 2005       867 - July 11, 2005        932 - October 14, 2005
  803 - April 7, 2005       868 - July 12, 2005        933 - October 17, 2005
  804 - April 8, 2005       869 - July 13, 2005        934 - October 18, 2005
  805 - April 11, 2005      870 - July 14, 2005        935 - October 19, 2005
  806 - April 12, 2005      871 - July 15, 2005        936 - October 20, 2005
  807 - April 13, 2005      872 - July 18, 2005        937 - October 21, 2005
  808 - April 14, 2005      873 - July 19, 2005        938 - October 24, 2005
  809 - April 15, 2005      874 - July 20, 2005        939 - October 25, 2005
  810 - April 18, 2005      875 - July 21, 2005        940 - October 26, 2005
  811 - April 19, 2005      876 - July 22, 2005        941 - October 27, 2005
  812 - April 20, 2005      877 - July 25, 2005        942 - October 28, 2005
  813 - April 21, 2005      878 - July 26, 2005        943 - October 31, 2005
  814 - April 22, 2005      879 - July 27, 2005        944 - November 1, 2005
  815 - April 25, 2005      880 - July 28, 2005        945 - November 2, 2005
  816 - April 26, 2005      881 - July 29, 2005        946 - November 3, 2005
  817 - April 27, 2005      882 - August 1, 2005       947 - November 4, 2005
  818 - April 28, 2005      883 - August 2, 2005       948 - November 7, 2005
  819 - April 29, 2005      884 - August 3, 2005       949 - November 8, 2005
  820 - May 2, 2005         885 - August 4, 2005       950 - November 9, 2005
  821 - May 3, 2005         886 - August 5, 2005       951 - November 10, 2005
  822 - May 4, 2005         887 - August 8, 2005       952 - November 11, 2005
  823 - May 5, 2005         888 - August 9, 2005       953 - November 14, 2005
  824 - May 6, 2005         889 - August 10, 2005      954 - November 15, 2005
  825 - May 9, 2005         890 - August 11, 2005      955 - November 16, 2005
  826 - May 10, 2005        891 - August 12, 2005      956 - November 17, 2005
  827 - May 11, 2005        892 - August 15, 2005      957 - November 18, 2005
  828 - May 12, 2005        893 - August 16, 2005      958 - November 21, 2005
  829 - May 13, 2005        894 - August 17, 2005      959 - November 22, 2005
  830 - May 16, 2005        895 - August 18, 2005      960 - November 23, 2005
  831 - May 17, 2005        896 - August 19, 2005      961 - November 25, 2005
  832 - May 18, 2005        897 - August 22, 2005      962 - November 28, 2005
  833 - May 19, 2005        898 - August 24, 2005      963 - November 29, 2005
  834 - May 20, 2005        899 - August 25, 2005      964 - November 30, 2005
  835 - May 23, 2005        900 - August 26, 2005      965 - December 1, 2005
  836 - May 24, 2005        901 - August 29, 2005      966 - December 2, 2005
  837 - May 25, 2005        902 - August 30, 2005      967 - December 5, 2005
  838 - May 26, 2005        903 - August 31, 2005      968 - December 6, 2005
  839 - May 27, 2005        904 - September 1, 2005    969 - December 7, 2005
  840 - May 31, 2005        905 - September 2, 2005    970 - December 9, 2005
  841 - June 1, 2005        906 - September 6, 2005    971 - December 12, 2005
  842 - June 2, 2005        907 - September 7, 2005    972 - December 13, 2005
  843 - June 3, 2005        908 - September 8, 2005    973 - December 14, 2005
  844 - June 6, 2005        909 - September 9, 2005    974 - December 16, 2005
  845 - June 8, 2005        910 - September 12, 2005   975 - December 19, 2005

  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006

 1171 - October 9, 2006      1236 - January 22, 2007    1301 - April 25, 2007
 1172 - October 10, 2006     1237 - January 23, 2007    1302 - April 26, 2007
 1173 - October 11, 2006     1238 - January 24, 2007    1303 - April 27, 2007
 1174 - October 12, 2006     1239 - January 25, 2007    1304 - April 30, 2007
 1175 - October 13, 2006     1240 - January 26, 2007    1305 - May 1, 2007
 1176 - October 16, 2006     1241 - January 29, 2007    1306 - May 2, 2007
 1177 - October 17, 2006     1242 - January 30, 2007    1307 - May 3, 2007
 1178 - October 18, 2006     1243 - January 31, 2007    1308 - May 4, 2007
 1179 - October 19, 2006     1244 - February 1, 2007    1309 - May 7, 2007
 1180 - October 20, 2006     1245 - February 2, 2007    1310 - May 8, 2007
 1181 - October 23, 2006     1246 - February 5, 2007    1311 - May 9, 2007
 1182 - October 24, 2006     1247 - February 6, 2007    1312 - May 10, 2007
 1183 - October 25, 2006     1248 - February 7, 2007    1313 - May 11, 2007
 1184 - October 26, 2006     1249 - February 8, 2007    1314 - May 14, 2007
 1185 - October 27, 2006     1250 - February 9, 2007    1315 - May 15, 2007
 1186 - October 31, 2006     1251 - February 12, 2007   1316 - May 16, 2007
 1187 - November 1, 2006     1252 - February 13, 2007   1317 - May 17, 2007
 1188 - November 2, 2006     1253 - February 14, 2007   1318 - May 18, 2007
 1189 - November 3, 2006     1254 - February 15, 2007   1319 - May 21, 2007
 1190 - November 6, 2006     1255 - February 16, 2007   1320 - May 22, 2007
 1191 - November 7, 2006     1256 - February 20, 2007   1321 - May 23, 2007
 1192 - November 8, 2006     1257 - February 21, 2007   1322 - May 24, 2007
 1193 - November 10, 2006    1258 - February 22, 2007   1323 - May 25, 2007
 1194 - November 13, 2006    1259 - February 23, 2007   1324 - May 29, 2007
 1195 - November 14, 2006    1260 - February 26, 2007   1325 - May 30, 2007
 1196 - November 15, 2006    1261 - February 27, 2007   1326 - May 31, 2007
 1197 - November 16, 2006    1262 - February 28, 2007   1327 - June 1, 2007
 1198 - November 17, 2006    1263 - March 1, 2007       1328 - June 4, 2007
 1199 - November 20, 2006    1264 - March 2, 2007       1329 - June 5, 2007
 1200 - November 21, 2006    1265 - March 5, 2007       1330 - June 6, 2007
 1201 - November 22, 2006    1266 - March 6, 2007       1331 - June 7, 2007
 1202 - November 24, 2006    1267 - March 7, 2007       1332 - June 8, 2007
 1203 - November 27, 2006    1268 - March 8, 2007       1333 - June 11, 2007
 1204 - November 28, 2006    1269 - March 9, 2007       1334 - June 12, 2007
 1205 - November 29, 2006    1270 - March 12, 2007      1335 - June 13, 2007
 1206 - November 30, 2006    1271 - March 13, 2007      1336 - June 14, 2007
 1207 - December 1, 2006     1272 - March 14, 2007      1337 - June 15, 2007
 1208 - December 4, 2006     1273 - March 15, 2007      1338 - June 18, 2007
 1209 - December 5, 2006     1274 - March 16, 2007      1339 - June 19, 2007
 1210 - December 6, 2006     1275 - March 19, 2007      1340 - June 20, 2007
 1211 - December 7, 2006     1276 - March 20, 2007      1341 - June 21, 2007
 1212 - December 11, 2006    1277 - March 21, 2007      1342 - June 22, 2007
 1213 - December 12, 2006    1278 - March 22, 2007      1343 - June 25, 2007
 1214 - December 13, 2006    1279 - March 23, 2007      1344 - June 26, 2007
 1215 - December 14, 2006    1280 - March 26, 2007      1345 - June 27, 2007
 1216 - December 18, 2006    1281 - March 27, 2007      1346 - June 28, 2007
 1217 - December 20, 2006    1282 - March 28, 2007      1347 - June 29, 2007
 1218 - December 21, 2006    1283 - March 29, 2007      1348 - July 2, 2007
 1219 - December 22, 2006    1284 - March 30, 2007      1349 - July 3, 2007
 1220 - December 26, 2006    1285 - April 2, 2007       1350 - July 5, 2007
 1221 - December 27, 2006    1286 - April 3, 2007       1351 - July 6, 2007
 1222 - December 28, 2006    1287 - April 4, 2007       1352 - July 9, 2007
 1223 - December 29, 2006    1288 - April 5, 2007       1353 - July 10, 2007
 1224 - January 3, 2007      1289 - April 9, 2007       1354 - July 11, 2007
 1225 - January 4, 2007      1290 - April 10, 2007      1355 - July 12, 2007
 1226 - January 5, 2007      1291 - April 11, 2007      1356 - July 13, 2007
 1227 - January 8, 2007      1292 - April 12, 2007      1357 - July 16, 2007
 1228 - January 9, 2007      1293 - April 13, 2007      1358 - July 17, 2007
 1229 - January 10, 2007     1294 - April 16, 2007      1359 - July 18, 2007
 1230 - January 11, 2007     1295 - April 17, 2007      1360 - July 19, 2007
 1231 - January 12, 2007     1296 - April 18, 2007      1361 - July 20, 2007
 1232 - January 16, 2007     1297 - April 19, 2007      1362 - July 23, 2007
 1233 - January 17, 2007     1298 - April 20, 2007      1363 - July 24, 2007
 1234 - January 18, 2007     1299 - April 23, 2007      1364 - July 25, 2007
 1235 - January 19, 2007     1300 - April 24, 2007      1365 - July 26, 2007

 1366 - July 27, 2007         1431 -October 31, 2007    1735 - February 07, 2008
 1367 - July 30, 2007         1432 -November 1, 2007    1736 - February 08, 2008
 1368 - July 31, 2007         1433 -November 2, 2007    1737 - February 11, 2008
 1369 - August 1, 2007        1434 -November 5, 2007    1738 - February 12, 2008
 1370 - August 2, 2007        1435 -November 6, 2007    1739 - February 13, 2008
 1371 - August 3, 2007        1436 -November 8, 2007    1740 - February 14, 2008
 1372 - August 6, 2007        1437 -November 9, 2007    1741 - February 15, 2008
 1373 - August 7, 2007        1438 -November 12, 2007   1742 - February 19, 2008
 1374 - August 8, 2007        1439 -November 13, 2007   1743 - February 20, 2008
 1375 - August 9, 2007        1440 -November 14, 2007   1744 - February 21, 2008
 1376 - August 10, 2007       1441 -November 15, 2007   1745 - February 22, 2008
 1377 - August 13, 2007       1442 -November 16, 2007   1746 - February 25, 2008
 1378 - August 14, 2007       1443 -November 19, 2007   1747 - February 26, 2008
 1379 - August 15, 2007       1444 -November 20, 2007   1748 - February 27, 2008
 1380 - August 16, 2007       1445 -November 21, 2007   1749 - February 28, 2008
 1381 - August 17, 2007       1446 -November 23, 2007   1750 - February 29, 2008
 1382 - August 20, 2007       1447 -November 26, 2007   1751 - March 03, 2008
 1383 - August 21, 2007       1448 -November 27, 2007   1752 - March 04, 2008
 1384 - August 23, 2007       1449 -November 28, 2007   1753 - March 05, 2008
 1385 - August 24, 2007       1450 -November 30, 2007   1754 - March 06, 2008
 1386 - August 27, 2007       1451 -December 3, 2007    1755 - March 07, 2008
 1387 - August 28, 2007       1452 -December 4, 2007    1756 - March 10, 2008
 1388 - August 29, 2007       1453 -December 5, 2007    1757 - March 11, 2008
 1389 - August 30, 2007       1454 -December 6, 2007    1758 - March 12, 2008
 1390 - August 31, 2007       1455 -December 7, 2007    1759 - March 13, 2008
 1391 - September 4, 2007     1456 -December 10, 2007   1760 - March 14, 2008
 1392 - September 5, 2007     1457 -December 11, 2007   1761 - March 17, 2008
 1393 - September 6, 2007     1458 -December 12, 2007   1762 - March 18, 2008
 1394 - September 7, 2007     1459 -December 13, 2007   1763 - March 19, 2008
 1395 - September 10, 2007    1460 -December 14, 2007   1764 - March 20, 2008
 1396 - September 11, 2007    1461 -December 17, 2007   1765 - March 24, 2008
 1397 - September 12, 2007    1462 -December 18, 2007   1766 - March 25, 2008
 1398 - September 13, 2007    1463 -December 19, 2007   1767 - March 26, 2008
 1399 - September 14, 2007    1464 -December 20, 2007   1768 - March 27, 2008
 1400 - September 17, 2007    1465 -December 21, 2007   1769 - March 28, 2008
 1401 - September 18, 2007    1466 -December 24, 2007   1770 - March 31, 2008
 1402 - September 19, 2007    1467 -December 26, 2007   1771 - April 01, 2008
 1403 - September 20, 2007    1468 -December 27, 2007   1772 - April 02, 2008
 1404 - September 21, 2007    1469 -December 28, 2007   1773 - April 03, 2008
 1405 - September 24, 2007    1470 -December 31, 2007   1774 - April 04, 2008
 1406 - September 25, 2007    1710 -January 02, 2008    1775 - April 07, 2008
 1407 - September 26, 2007    1711 -January 03, 2008    1776 - April 08, 2008
 1408 - September 28, 2007    1712 -January 04, 2008    1777 - April 09, 2008
 1409 - October 1, 2007       1713 -January 07, 2008    1778 - April 10, 2008
 1410 - October 2, 2007       1714 -January 08, 2008    1779 - April 11, 2008
 1411 - October 3, 2007       1715 -January 09, 2008    1780 - April 14, 2008
 1412 - October 4, 2007       1716 -January 10, 2008    1781 - April 15, 2008
 1413 - October 5, 2007       1717 -January 11, 2008    1782 - April 16, 2008
 1414 - October 8, 2007       1718 -January 14, 2008    1783 - April 17, 2008
 1415 - October 9, 2007       1719 -January 15, 2008    1784 - April 18, 2008
 1416 - October 10, 2007      1720 -January 16, 2008    1785 - April 21, 2008
 1417 - October 11, 2007      1721 -January 17, 2008    1786 - April 22, 2008
 1418 - October 12, 2007      1722 -January 18, 2008    1787 - April 23, 2008
 1419 - October 15, 2007      1723 -January 22, 2008    1788 - April 24, 2008
 1420 - October 16, 2007      1724 -January 23, 2008    1789 - April 25, 2008
 1421 - October 17, 2007      1725 -January 24, 2008    1790 - April 28, 2008
 1422 - October 18, 2007      1726 -January 25, 2008    1791 - April 29, 2008
 1423 - October 19, 2007      1727 -January 28, 2008    1792 - April 30, 2008
 1424 - October 22, 2007      1728 -January 29, 2008    1793 - May 01, 2008
 1425 - October 23, 2007      1729 -January 30, 2008    1794 - May 02, 2008
 1426 - October 24, 2007      1730 -January 31, 2008    1795 - May 05, 2008
 1427 - October 25, 2007      1731 -February 01, 2008   1796 - May 06, 2008
 1428 - October 26, 2007      1732 -February 04, 2008   1797 - May 07, 2008
 1429 - October 29, 2007      1733 -February 05, 2008   1798 - May 08, 2008
 1430 - October 30, 2007      1734 -February 06, 2008   1799 - May 09, 2008

  1800 - May 12, 2008        1865 - August 15, 2008     1930 - November 20, 2008
 1801 - May 13, 2008        1866 - August 18, 2008      1931 - November 21, 2008
 1802 - May 14, 2008        1867 - August 19, 2008      1932 - November 24, 2008
 1803 - May 15, 2008        1868 - August 20, 2008      1933 - November 25, 2008
 1804 - May 16, 2008        1869 - August 21, 2008      1934 - November 26, 2008
 1805 - May 19, 2008        1870 - August 22, 2008      1935 - December 01, 2008
 1806 - May 20, 2008        1871 - August 25, 2008      1936 - December 02, 2008
 1807 - May 21, 2008        1872 - August 26, 2008      1937 - December 04, 2008
 1808 - May 22, 2008        1873 - August 28, 2008      1938 - December 05, 2008
 1809 - May 23, 2008        1874 - August 29, 2008      1939 - December 08, 2008
 1810 - May 27, 2008        1875 - September 03, 2008   1940 - December 09, 2008
 1811 - May 28, 2008        1876 - September 04, 2008   1941 - December 10, 2008
 1812 - May 29, 2008        1877 - September 05, 2008   1942 - December 11, 2008
 1813 - May 30, 2008        1878 - September 08, 2008   1943 - December 12, 2008
 1814 - June 02, 2008       1879 - September 10, 2008   1944 - December 15, 2008
 1815 - June 03, 2008       1880 - September 11, 2008   1945 - December 16, 2008
 1816 - June 04, 2008       1881 - September 12, 2008   1946 - December 17, 2008
 1817 - June 05, 2008       1882 - September 15, 2008   1947 - December 19, 2008
 1818 - June 06, 2008       1883 - September 16, 2008   1948 - December 22, 2008
 1819 - June 09, 2008       1884 - September 17, 2008   1949 - December 23, 2008
 1820 - June 10, 2008       1885 - September 18, 2008   1950 - December 24, 2008
 1821 - June 11, 2008       1886 - September 19, 2008   1951 - December 26, 2008
 1822 - June 12, 2008       1887 - September 22, 2008   1952 - December 29, 2008
 1823 - June 13, 2008       1888 - September 23, 2008   1953 - December 31, 2008
 1824 - June 17, 2008       1889 - September 24, 2008
 1825 - June 18, 2008       1890 - September 25, 2008
 1826 - June 19, 2008       1891 - September 26, 2008
 1827 - June 20, 2008       1892 - September 29, 2008
 1828 - June 23, 2008       1893 - September 30, 2008
 1829 - June 24, 2008       1894 - October 01, 2008
 1830 - June 25, 2008       1895 - October 02, 2008
 1831 - June 26, 2008       1896 - October 03, 2008
 1832 - June 27, 2008       1897 - October 06, 2008
 1833 - June 30, 2008       1898 - October 07, 2008
 1834 - July 01, 2008       1899 - October 08, 2008
 1835 - July 02, 2008       1900 - October 09, 2008
 1836 - July 03, 2008       1901 - October 10, 2008
 1837 - July 07, 2008       1902 - October 13, 2008
 1838 - July 08, 2008       1903 - October 14, 2008
 1839 - July 09, 2008       1904 - October 15, 2008
 1840 - July 10, 2008       1905 - October 16, 2008
 1841 - July 11, 2008       1906 - October 17, 2008
 1842 - July 14, 2008       1907 - October 20, 2008
 1843 - July 15, 2008       1908 - October 21, 2008
 1844 - July 16, 2008       1909 - October 22, 2008
 1845 - July 17, 2008       1910 - October 23, 2008
 1846 - July 18, 2008       1911 - October 24, 2008
 1847 - July 21, 2008       1912 - October 27, 2008
 1848 - July 22, 2008       1913 - October 28, 2008
 1849 - July 23, 2008       1914 - October 29, 2008
 1850 - July 24, 2008       1915 - October 30, 2008
 1851 - July 25, 2008       1916 - October 31, 2008
 1852 - July 28, 2008       1917 - November 03, 2008
 1853 - July 29, 2008       1918 - November 04, 2008
 1854 - July 30, 2008       1919 - November 05, 2008
 1855 - July 31, 2008       1920 - November 06, 2008
 1856 - August 01, 2008     1921 - November 07, 2008
 1857 - August 04, 2008     1922 - November 10, 2008
 1858 - August 05, 2008     1923 - November 11, 2008
 1859 - August 06, 2008     1924 - November 12, 2008
 1860 - August 07, 2008     1925 - November 13, 2008
 1861 - August 11, 2008     1926 - November 14, 2008
 1862 - August 12, 2008     1927 - November 17, 2008
 1863 - August 13, 2008     1928 - November 18, 2008
 1864 - August 14, 2008     1929 - November 19, 2008

                            JNLNY Separate Account I

                                     [LOGO]

                              Financial Statements

                               December 31, 2008

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                                             JNL/Capital
                                      JNL/AIM Global       JNL/AIM          JNL/AIM            JNL/AIM      Guardian Global
                                        Real Estate     International      Large Cap          Small Cap         Balanced
                                        Portfolio     Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                      --------------  ----------------  ----------------  ----------------  ---------------
Assets
Investments, at value (a)             $    4,718,482  $      9,437,295  $      5,552,546  $      2,303,250  $     9,625,185
Receivables:
   Investment securities sold                  1,556             3,304             4,683            41,057            2,273
   Sub-account units sold                      1,410             5,351                --             2,618               --
                                      --------------  ----------------  ----------------  ----------------  ---------------
Total assets                               4,721,448         9,445,950         5,557,229         2,346,925        9,627,458
                                      --------------  ----------------  ----------------  ----------------  ---------------
Liabilities
Payables:
   Investment securities purchased             1,410             5,351                --             2,618               --
   Sub-account units redeemed                  1,333             2,859             4,414            40,944            1,830
   Insurance fees due to Jackson
      of New York                                223               445               269               113              443
                                      --------------  ----------------  ----------------  ----------------  ---------------
Total liabilities                              2,966             8,655             4,683            43,675            2,273
                                      --------------  ----------------  ----------------  ----------------  ---------------
Net assets (Note 6)                   $    4,718,482  $      9,437,295  $      5,552,546  $      2,303,250  $     9,625,185
----------------------------------    ==============  ================  ================  ================  ===============

(a)  Investment shares                       814,936         1,371,700           640,432           307,100        1,309,549
     Investments at cost              $    9,033,907  $     16,352,274  $      7,879,153  $      3,763,646  $    13,445,122

                                          JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                        Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                          Diversified     International Small  Growth Equity      Resources        Long/Short
                                      Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                      ------------------  -------------------  -------------  -----------------  -------------
Assets
Investments, at value (a)             $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $   1,600,997
Receivables:
   Investment securities sold                    143,331                   84          5,609              6,699          2,048
   Sub-account units sold                             --                   --            237              6,870             --
                                      ------------------  -------------------  -------------  -----------------  -------------
Total assets                                   4,784,287              709,179      6,687,537         17,087,264      1,603,045
                                      ------------------  -------------------  -------------  -----------------  -------------
Liabilities
Payables:
   Investment securities purchased                    --                   --            237              6,870             --
   Sub-account units redeemed                    143,104                   52          5,296              5,831          1,975
   Insurance fees due to Jackson
      of New York                                    227                   32            313                868             73
                                      ------------------  -------------------  -------------  -----------------  -------------
Total liabilities                                143,331                   84          5,846             13,569          2,048
                                      ------------------  -------------------  -------------  -----------------  -------------
Net assets (Note 6)                   $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $   1,600,997
----------------------------------    ==================  ===================  =============  =================  =============

(a)  Investment shares                           302,540              156,188        477,264          2,701,534        262,029
     Investments at cost              $        7,194,051  $         1,123,850  $  10,050,056  $      30,191,439  $   2,337,423

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                                         JNL/Franklin
                                       JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                      Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                       Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                      -----------  ---------------  ------------------  -------------  ----------------
Assets
Investments, at value (a)             $ 2,152,334  $     4,285,758  $       26,679,140  $   3,094,223  $     23,603,655
Receivables:
   Investment securities sold                 394            3,095              63,072          1,037            10,131
   Sub-account units sold                     446            6,209                  19             --                --
                                      -----------  ---------------  ------------------  -------------  ----------------
Total assets                            2,153,174        4,295,062          26,742,231      3,095,260        23,613,786
                                      -----------  ---------------  ------------------  -------------  ----------------
Liabilities
Payables:
   Investment securities purchased            446            6,209                  19             --                --
   Sub-account units redeemed                 294            2,897              61,831            898             9,035
   Insurance fees due to Jackson
      of New York                             100              198               1,241            139             1,096
                                      -----------  ---------------  ------------------  -------------  ----------------
Total liabilities                             840            9,304              63,091          1,037            10,131
                                      -----------  ---------------  ------------------  -------------  ----------------
Net assets (Note 6)                   $ 2,152,334  $     4,285,758  $       26,679,140  $   3,094,223  $     23,603,655
----------------------------------    ===========  ===============  ==================  =============  ================

(a)  Investment shares                    433,938          359,543           4,221,383        521,791         3,193,999
     Investments at cost              $ 4,130,306  $     6,925,451  $       40,432,921  $   4,874,128  $     32,284,685

                                                         JNL/Franklin         JNL/         JNL/Goldman         JNL/
                                         JNL/Franklin      Templeton      Goldman Sachs  Sachs Emerging    Goldman Sac
                                      Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                      Shares Portfolio  Value Portfolio  Bond Portfolio     Portfolio    Value Portfolio
                                      ----------------  ---------------  --------------  --------------  ---------------
Assets
Investments, at value (a)             $      5,576,454  $     2,371,180  $   14,517,997  $       90,216  $     2,680,065
Receivables:
   Investment securities sold                    1,265            2,348          28,025              29              284
   Sub-account units sold                        5,000            6,011              --              --            2,729
                                      ----------------  ---------------  --------------  --------------  ---------------
Total assets                                 5,582,719        2,379,539      14,546,022          90,245        2,683,078
                                      ----------------  ---------------  --------------  --------------  ---------------
Liabilities
Payables:
   Investment securities purchased               5,000            6,011              --              --            2,729
   Sub-account units redeemed                    1,018            2,238          27,327              25              154
   Insurance fees due to Jackson
     of New York                                   247              110             698               4              130
                                      ----------------  ---------------  --------------  --------------  ---------------
Total liabilities                                6,265            8,359          28,025              29            3,013
                                      ----------------  ---------------  --------------  --------------  ---------------
Net assets (Note 6)                   $      5,576,454  $     2,371,180  $   14,517,997  $       90,216  $     2,680,065
----------------------------------    ================  ===============  ==============  ==============  ===============

(a)  Investment shares                         899,428          360,910       1,355,555           9,320          411,684
     Investments at cost              $      8,621,711  $     3,702,381  $   15,678,925  $       87,675  $     4,644,484

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                           JNL/                                         JNL/JPMorgan
                                       Goldman Sachs   JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                      Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                      Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                      --------------  ---------------  -------------  ---------------  ----------------
Assets
Investments, at value (a)             $    3,960,274  $    14,625,643  $   3,832,004  $    14,558,508  $      7,601,713
Receivables:
   Investment securities sold                  1,058            1,444            328           34,737            27,871
   Sub-account units sold                         --            7,475            669               --            24,296
                                      --------------  ---------------  -------------  ---------------  ----------------
Total assets                               3,961,332       14,634,562      3,833,001       14,593,245         7,653,880
                                      --------------  ---------------  -------------  ---------------  ----------------
Liabilities
Payables:
   Investment securities purchased                --            7,475            669               --            24,296
   Sub-account units redeemed                    864              749            160           34,046            27,516
   Insurance fees due to Jackson
      of New York                                194              695            168              691               355
                                      --------------  ---------------  -------------  ---------------  ----------------
Total liabilities                              1,058            8,919            997           34,737            52,167
                                      --------------  ---------------  -------------  ---------------  ----------------
Net assets (Note 6)                   $    3,960,274  $    14,625,643  $   3,832,004  $    14,558,508  $      7,601,713
----------------------------------    ==============  ===============  =============  ===============  ================

(a)  Investment shares                       423,106        2,556,931        343,678        1,188,450         1,292,808
     Investments at cost              $    4,370,750  $    27,761,443  $   6,691,038  $    14,071,642  $     14,474,148

                                         JNL/Lazard        JNL/Lazard        JNL/M&G         JNL/M&G       JNL/MCM
                                           Mid Cap          Small Cap     Global Basics  Global Leaders    10 x 10
                                      Equity Portfolio  Equity Portfolio    Portfolio       Portfolio      Portfolio
                                      ----------------  ----------------  -------------  --------------  ------------
Assets
Investments, at value (a)             $      7,070,361  $      4,441,315  $      22,416  $       37,714  $ 11,357,047
Receivables:
   Investment securities sold                    2,208               634              1          48,353           826
   Sub-account units sold                          445               503             --              --             -
                                      ----------------  ----------------  -------------  --------------  ------------
Total assets                                 7,073,014         4,442,452         22,417          86,067    11,357,873
                                      ----------------  ----------------  -------------  --------------  ------------
Liabilities
Payables:
   Investment securities purchased                 445               503             --              --            --
   Sub-account units redeemed                    1,858               414             --          48,349           323
   Insurance fees due to Jackson
      of New York                                  350               220              1               4           503
                                      ----------------  ----------------  -------------  --------------  ------------
Total liabilities                                2,653             1,137              1          48,353           826
                                      ----------------  ----------------  -------------  --------------  ------------
Net assets (Note 6)                   $      7,070,361  $      4,441,315  $      22,416  $       37,714  $ 11,357,047
----------------------------------    ================  ================  =============  ==============  ============

(a)  Investment shares                       1,036,710           725,705          2,662           4,517     1,834,741
     Investments at cost              $     13,069,428  $      8,188,768  $      20,363  $       34,540  $ 16,687,293

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                       JNL/MCM         JNL/MCM          JNL/MCM          JNL/MCM
                                       JNL/MCM       Bond Index     Communications   Consumer Brands   Dow Dividend
                                     25 Portfolio     Portfolio    Sector Portfolio  Sector Portfolio   Portfolio
                                    --------------  -------------  ----------------  ----------------  ------------
Assets
Investments, at value (a)           $   11,780,750  $  19,682,835  $      1,046,614  $      1,088,255  $  9,597,568
Receivables:
   Investment securities sold               10,785         33,020               308               304         1,215
   Sub-account units sold                    2,652         12,097                --                --         3,779
                                    --------------  -------------  ----------------  ----------------  ------------
Total assets                            11,794,187     19,727,952         1,046,922         1,088,559     9,602,562
                                    --------------  -------------  ----------------  ----------------  ------------
Liabilities
Payables:
   Investment securities purchased           2,652         12,097                --                --         3,779
   Sub-account units redeemed               10,144         32,061               256               253           754
   Insurance fees due to Jackson
      of New York                              641            959                52                51           461
                                    --------------  -------------  ----------------  ----------------  ------------
Total liabilities                           13,437         45,117               308               304         4,994
                                    --------------  -------------  ----------------  ----------------  ------------
Net assets (Note 6)                 $   11,780,750  $  19,682,835  $      1,046,614  $      1,088,255  $  9,597,568
----------------------------------  ==============  =============  ================  ================  ============

(a)  Investment shares                   1,666,301      1,779,642           437,914           177,529     1,780,625
     Investments at cost            $   19,730,944  $  19,604,117  $      1,918,310  $      1,673,206  $ 17,844,609

                                       JNL/MCM
                                       Enhanced        JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM
                                     S&P 500 Stock   European 30     Financial         Healthcare        Index 5
                                    Index Portfolio   Portfolio   Sector Portfolio  Sector Portfolio    Portfolio
                                    ---------------  -----------  ----------------  ----------------  -------------
Assets
Investments, at value (a)           $     3,601,010  $    23,134  $      3,203,971  $      8,686,259  $   4,148,206
Receivables:
   Investment securities sold                 1,540           13               401             1,150            219
   Sub-account units sold                       673           --            13,068                --             --
                                    ---------------  -----------  ----------------  ----------------  -------------
Total assets                              3,603,223       23,147         3,217,440         8,687,409      4,148,425
                                    ---------------  -----------  ----------------  ----------------  -------------
Liabilities
Payables:
   Investment securities purchased              673           --            13,068                --             --
   Sub-account units redeemed                 1,369           12               244               717             32
   Insurance fees due to Jackson
      of New York                               171            1               157               433            187
                                    ---------------  -----------  ----------------  ----------------  -------------
Total liabilities                             2,213           13            13,469             1,150            219
                                    ---------------  -----------  ----------------  ----------------  -------------
Net assets (Note 6)                 $     3,601,010  $    23,134  $      3,203,971  $      8,686,259  $   4,148,206
----------------------------------  ===============  ===========  ================  ================  =============

(a)  Investment shares                      809,216        2,693           584,666           911,465        607,351
     Investments at cost            $     5,931,834  $    22,493  $      5,650,444  $     11,111,374  $   5,381,952

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                        JNL/MCM          JNL/MCM        JNL/MCM       JNL/MCM         JNL/MCM
                                      International       JNL 5      JNL Optimized   Nasdaq 25   NYSE International
                                     Index Portfolio    Portfolio     5 Portfolio    Portfolio      25 Portfolio
                                     ---------------  -------------  -------------  -----------  ------------------
Assets
Investments, at value (a)            $    22,887,050  $ 219,942,291  $  16,994,534  $ 2,841,431  $        3,076,673
Receivables:
   Investment securities sold                 15,116         75,450         22,243          924                 277
   Sub-account units sold                      6,510        114,632          3,279           27                 225
                                     ---------------  -------------  -------------  -----------  ------------------
Total assets                              22,908,676    220,132,373     17,020,056    2,842,382           3,077,175
                                     ---------------  -------------  -------------  -----------  ------------------
Liabilities
Payables:
   Investment securities purchased             6,510        114,632          3,279           27                 225
   Sub-account units redeemed                 14,008         65,092         21,469          785                 132
   Insurance fees due to Jackson
      of New York                              1,108         10,358            774          139                 145
                                     ---------------  -------------  -------------  -----------  ------------------
Total liabilities                             21,626        190,082         25,522          951                 502
                                     ---------------  -------------  -------------  -----------  ------------------
Net assets (Note 6)                  $    22,887,050  $ 219,942,291  $  16,994,534  $ 2,841,431  $        3,076,673
----------------------------------   ===============  =============  =============  ===========  ==================

(a)  Investment shares                     2,432,205     34,856,148      2,870,698      387,644             546,478
     Investments at cost             $    36,694,469  $ 412,714,683  $  28,720,493  $ 4,514,777  $        5,028,253

                                         JNL/MCM          JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                        Oil & Gas      Pacific Rim 30     S&P 24     S&P 400 MidCap      S&P 500
                                     Sector Portfolio    Portfolio      Portfolio   Index Portfolio  Index Portfolio
                                     ----------------  --------------  -----------  ---------------  ---------------
Assets
Investments, at value (a)            $     13,205,060  $       25,703  $ 6,138,634  $    19,157,243  $    25,662,031
Receivables:
   Investment securities sold                   5,006               1       93,465           15,469           16,545
   Sub-account units sold                       2,728              --           19           17,621           21,163
                                     ----------------  --------------  -----------  ---------------  ---------------
Total assets                               13,212,794          25,704    6,232,118       19,190,333       25,699,739
                                     ----------------  --------------  -----------  ---------------  ---------------
Liabilities
Payables:
   Investment securities purchased              2,728              --           19           17,621           21,163
   Sub-account units redeemed                   4,369              --       93,093           14,508           15,283
   Insurance fees due to Jackson
      of New York                                 637               1          372              961            1,262
                                     ----------------  --------------  -----------  ---------------  ---------------
Total liabilities                               7,734               1       93,484           33,090           37,708
                                     ----------------  --------------  -----------  ---------------  ---------------
Net assets (Note 6)                  $     13,205,060  $       25,703  $ 6,138,634  $    19,157,243  $    25,662,031
----------------------------------   ================  ==============  ===========  ===============  ===============

(a)  Investment shares                        645,724           2,677      834,053        2,344,828        3,403,452
     Investments at cost             $     20,210,227  $       23,376  $ 8,331,969  $    30,945,616  $    36,690,434

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                       JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM
                                       S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                     60 Portfolio      Portfolio     Index Portfolio  Sector Portfolio    Portfolio
                                     ------------  ----------------  ---------------  ----------------  -------------
Assets
Investments, at value (a)            $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
Receivables:
   Investment securities sold                 854             2,859           12,377               217         84,792
   Sub-account units sold                      19             1,384            4,529                94         14,769
                                     ------------  ----------------  ---------------  ----------------  -------------
Total assets                            4,163,450         4,990,260       18,467,326         2,878,466     33,575,720
                                     ------------  ----------------  ---------------  ----------------  -------------
Liabilities
Payables:
   Investment securities purchased             19             1,384            4,529                94         14,769
   Sub-account units redeemed                 646             2,610           11,468                74         83,187
   Insurance fees due to Jackson
      of New York                             208               249              909               143          1,605
                                     ------------  ----------------  ---------------  ----------------  -------------
Total liabilities                             873             4,243           16,906               311         99,561
                                     ------------  ----------------  ---------------  ----------------  -------------
Net assets (Note 6)                  $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
----------------------------------   ============  ================  ===============  ================  =============

(a)  Investment shares                    711,552           536,131        2,312,083           730,496      3,553,732
     Investments at cost             $  5,497,738  $     10,140,749  $    29,225,015  $      4,618,689  $  59,229,832

                                                        JNL/
                                                     Oppenheimer      JNL/PAM       JNL/PAM     JNL/PIMCO
                                        JNL/MCM     Global Growth  Asia ex-Japan  China-India  Real Return
                                     VIP Portfolio    Portfolio      Portfolio     Portfolio    Portfolio
                                     -------------  -------------  -------------  -----------  ------------
Assets
Investments, at value (a)            $  10,219,323  $   9,571,361  $     497,397  $ 1,081,015  $ 15,786,402
Receivables:
   Investment securities sold                2,687          1,820            216           65       113,432
   Sub-account units sold                       17            127          4,679        4,948         1,525
                                     -------------  -------------  -------------  -----------  ------------
Total assets                            10,222,027      9,573,308        502,292    1,086,028    15,901,359
                                     -------------  -------------  -------------  -----------  ------------
Liabilities
Payables:
   Investment securities purchased              17            127          4,679        4,948         1,525
   Sub-account units redeemed                2,208          1,363            192           13       112,676
   Insurance fees due to Jackson
      of New York                              479            457             24           52           756
                                     -------------  -------------  -------------  -----------  ------------
Total liabilities                            2,704          1,947          4,895        5,013       114,957
                                     -------------  -------------  -------------  -----------  ------------
Net assets (Note 6)                  $  10,219,323  $   9,571,361  $     497,397  $ 1,081,015  $ 15,786,402
----------------------------------   =============  =============  =============  ===========  ============

(a)  Investment shares                   2,019,629      1,367,337        103,624      255,559     1,563,010
     Investments at cost             $  20,492,553  $  16,140,794  $     802,408  $ 1,659,406  $ 17,793,983


                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                         JNL/          JNL/            JNL/            JNL/
                                       JNL/PIMCO     PPM America   PPM America     PPM America     PPM America
                                      Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                     Bond Portfolio   Portfolio   Bond Portfolio    Portfolio       Portfolio
                                     --------------  -----------  --------------  -------------  ---------------
Assets
Investments, at value (a)            $   39,876,579  $ 1,108,514  $   11,559,578  $     187,942  $       166,325
Receivables:
   Investment securities sold               132,582          112           6,326              9               91
   Sub-account units sold                     5,000           --           5,530             --               --
                                     --------------  -----------  --------------  -------------  ---------------
Total assets                             40,014,161    1,108,626      11,571,434        187,951          166,416
                                     --------------  -----------  --------------  -------------  ---------------
Liabilities
Payables:
   Investment securities purchased            5,000           --           5,530             --               --
   Sub-account units redeemed               130,656           64           5,797             --               84
   Insurance fees due to Jackson
      of New York                             1,926           48             529              9                7
                                     --------------  -----------  --------------  -------------  ---------------
Total liabilities                           137,582          112          11,856              9               91
                                     --------------  -----------  --------------  -------------  ---------------
Net assets (Note 6)                  $   39,876,579  $ 1,108,514  $   11,559,578  $     187,942  $       166,325
----------------------------------   ==============  ===========  ==============  =============  ===============

(a)  Investment shares                    3,602,220       88,966       2,591,834         33,442           26,527
     Investments at cost             $   42,980,948  $ 1,846,412  $   18,113,667  $     277,087  $       252,598

                                         JNL/           JNL/                         JNL/S&P
                                      PPM America  Red Rocks Listed                Competitive      JNL/S&P
                                     Value Equity   Private Equity     JNL/S&P 4    Advantage     Disciplined
                                      Portfolio       Portfolio        Portfolio    Portfolio   Growth Portfolio
                                     ------------  ----------------  ------------  -----------  ----------------
Assets
Investments, at value (a)            $  2,063,378  $        237,787  $  9,166,558  $ 2,163,649  $      1,077,643
Receivables:
   Investment securities sold                 119                18         2,658          337                58
   Sub-account units sold                   1,525                --            --           --                --
                                     ------------  ----------------  ------------  -----------  ----------------
Total assets                            2,065,022           237,805     9,169,216    2,163,986         1,077,701
                                     ------------  ----------------  ------------  -----------  ----------------
Liabilities
Payables:
   Investment securities purchased          1,525                --            --           --                --
   Sub-account units redeemed                  31                 7         2,251          226                11
   Insurance fees due to Jackson
      of New York                              88                11           407          111                47
                                     ------------  ----------------  ------------  -----------  ----------------
Total liabilities                           1,644                18         2,658          337                58
                                     ------------  ----------------  ------------  -----------  ----------------
Net assets (Note 6)                  $  2,063,378  $        237,787  $  9,166,558  $ 2,163,649  $      1,077,643
----------------------------------   ============  ================  ============  ===========  ================

(a)  Investment shares                    272,573            40,235     1,350,008      313,572           170,783
     Investments at cost             $  3,779,744  $        252,246  $ 11,520,397  $ 3,057,562  $      1,512,637


                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                                                 JNL/S&P           JNL/S&P           JNL/S&P
                                              JNL/S&P          Disciplined     Dividend Income        Growth            JNL/S&P
                                            Disciplined          Moderate          & Growth          Retirement     Intrinsic Value
                                         Moderate Portfolio  Growth Portfolio     Portfolio     Strategy Portfolio     Portfolio
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Assets
Investments, at value (a)                $        2,186,856  $      2,967,089  $     1,233,717  $           66,810  $       213,967
Receivables:
   Investment securities sold                           226               311               54                   2               10
   Sub-account units sold                             7,491            19,122               --                  --               --
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Total assets                                      2,194,573         2,986,522        1,233,771              66,812          213,977
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Liabilities
Payables:
   Investment securities purchased                    7,491            19,122               --                  --               --
   Sub-account units redeemed                           124               177               --                  --               --
   Insurance fees due to Jackson
      of New York                                       102               134               54                   2               10
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Total liabilities                                     7,717            19,433               54                   2               10
                                         ------------------  ----------------  ---------------  ------------------  ---------------
Net assets (Note 6)                      $        2,186,856  $      2,967,089  $     1,233,717            $ 66,810  $       213,967
-------------------------------------    ==================  ================  ===============  ==================  ===============

(a)  Investment shares                              283,272           435,696          175,244              10,326           34,455
     Investments at cost                 $        2,695,431  $      4,069,569  $     1,419,136  $          107,211  $       247,199

                                                          JNL/            JNL/                            JNL/           JNL/
                                                      S&P Managed     S&P Managed       JNL/          S&P Managed    S&P Managed
                                                       Aggressive    Conservative    S&P Managed        Moderate       Moderate
                                                   Growth Portfolio    Portfolio   Growth Portfolio    Portfolio   Growth Portfolio
                                                   ----------------  ------------  ----------------  ------------  ----------------
Assets
Investments, at value (a)                          $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
Receivables:
   Investment securities sold                                 5,648         5,333            41,019         4,706            22,176
   Sub-account units sold                                        --        11,834            36,329            --             5,735
                                                   ----------------  ------------  ----------------  ------------  ----------------
Total assets                                             35,532,994    29,584,416        63,510,041    43,698,443        75,951,792
                                                   ----------------  ------------  ----------------  ------------  ----------------
Liabilities
Payables:
   Investment securities purchased                               --        11,834            36,329            --             5,735
   Sub-account units redeemed                                 3,770         3,951            37,992         2,574            18,492
   Insurance fees due to Jackson
      of New York                                             1,878         1,382             3,027         2,132             3,684
                                                   ----------------  ------------  ----------------  ------------  ----------------
Total liabilities                                             5,648        17,167            77,348         4,706            27,911
                                                   ----------------  ------------  ----------------  ------------  ----------------
Net assets (Note 6)                                $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
------------------------------------               ================  ============  ================  ============  ================
(a)  Investment shares                                    4,234,487     3,162,273         7,989,004     4,871,097         8,637,529
     Investments at cost                           $     51,225,907  $ 34,831,650  $     94,054,592  $ 55,074,195  $    102,362,753

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                               JNL/S&P             JNL/S&P
                                            Moderate Growth        Moderate           JNL/S&P          JNL/S&P          JNL/S&P
                                              Retirement          Retirement      Retirement 2015  Retirement 2020  Retirement 2025
                                          Strategy Portfolio  Strategy Portfolio     Portfolio        Portfolio        Portfolio
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Assets
Investments, at value (a)                 $               --  $               --  $     1,943,404  $       950,508  $       705,332
Receivables:
   Investment securities sold                             --                  --              113               56               45
   Sub-account units sold                                 --                  --               --               --               --
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Total assets                                              --                  --        1,943,517          950,564          705,377
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Liabilities
Payables:
   Investment securities purchased                        --                  --               --               --               --
   Sub-account units redeemed                             --                  --               24               10               13
   Insurance fees due to Jackson
      of New York                                         --                  --               89               46               32
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Total liabilities                                         --                  --              113               56               45
                                          ------------------  ------------------  ---------------  ---------------  ---------------
Net assets (Note 6)                       $               --  $               --  $     1,943,404  $       950,508  $       705,332
------------------------------------      ==================  ==================  ===============  ===============  ===============
(a)  Investment shares                                    --                  --          242,925          124,739           95,315
     Investments at cost                  $               --  $               --  $     2,560,900  $     1,307,511  $       945,321

                                                                   JNL/
                                                              S&P Retirement    JNL/S&P     JNL/Select    JNL/Select       JNL/
                                                                  Income      Total Yield    Balanced    Money Market  Select Value
                                                                Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                                              --------------  -----------  ------------  ------------  ------------
Assets
Investments, at value (a)                                     $    3,029,873  $ 4,842,085  $ 15,323,896  $ 34,271,404  $  8,649,391
Receivables:
   Investment securities sold                                          1,135          282         3,271        14,028         1,513
   Sub-account units sold                                                 --           --        47,314       653,201        12,349
                                                              --------------  -----------  ------------  ------------  ------------
Total assets                                                       3,031,008    4,842,367    15,374,481    34,938,633     8,663,253
                                                              --------------  -----------  ------------  ------------  ------------
Liabilities
Payables:
   Investment securities purchased                                        --           --        47,314       653,201        12,349
   Sub-account units redeemed                                          1,000           41         2,557        12,384         1,087
   Insurance fees due to Jackson
      of New York                                                        135          241           714         1,644           426
                                                              --------------  -----------  ------------  ------------  ------------
Total liabilities                                                      1,135          282        50,585       667,229        13,862
                                                              --------------  -----------  ------------  ------------  ------------
Net assets (Note 6)                                           $    3,029,873  $ 4,842,085  $ 15,323,896  $ 34,271,404  $  8,649,391
------------------------------------                          ==============  ===========  ============  ============  ============
(a)  Investment shares                                               336,279      760,139     1,195,312    34,271,404       686,460
     Investments at cost                                      $    3,600,629  $ 7,114,706  $ 19,259,563  $ 34,271,404  $ 11,766,261

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2008

                                              JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                          Price Established    Price Mid-Cap    Price Value
                                           Growth Portfolio  Growth Portfolio    Portfolio
                                          -----------------  ----------------  ------------
Assets
Investments, at value (a)                 $      20,911,061  $     20,334,910  $ 17,288,628
Receivables:
   Investment securities sold                        20,054            30,472        14,392
   Sub-account units sold                             8,625             1,920         5,173
                                          -----------------  ----------------  ------------
Total assets                                     20,939,740        20,367,302    17,308,193
                                          -----------------  ----------------  ------------
Liabilities
Payables:
   Investment securities purchased                    8,625             1,920         5,173
   Sub-account units redeemed                        19,128            29,556        13,611
   Insurance fees due to Jackson
      of New York                                       926               916           781
                                          -----------------  ----------------  ------------
Total liabilities                                    28,679            32,392        19,565
                                          -----------------  ----------------  ------------
Net assets (Note 6)                       $      20,911,061  $     20,334,910  $ 17,288,628
------------------------------------      =================  ================  ============
(a)  Investment shares                            1,646,540         1,254,467     2,476,881
     Investments at cost                  $      32,291,585  $     33,898,054  $ 30,296,962

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                              JNL/AIM Global      JNL/AIM           JNL/AIM           JNL/AIM       Guardian Global
                                                Real Estate     International       Large Cap         Small Cap         Balanced
                                                 Portfolio    Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                                              --------------  ----------------  ----------------  ----------------  ---------------
Investment income
   Dividends                                  $      132,956  $         58,172  $         10,461  $             --  $       129,845
                                              --------------  ----------------  ----------------  ----------------  ---------------

Expenses
   Insurance charges (Note 3)                        109,898           225,215           126,570            57,730          204,658
                                              --------------  ----------------  ----------------  ----------------  ---------------
Total expenses                                       109,898           225,215           126,570            57,730          204,658
                                              --------------  ----------------  ----------------  ----------------  ---------------
Net investment gain (loss)                            23,058          (167,043)         (116,109)          (57,730)         (74,813)
                                              --------------  ----------------  ----------------  ----------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         1,040,960         2,406,884           347,037           349,839        1,187,878
   Investments                                      (953,001)         (682,933)          (81,489)         (261,477)        (444,786)
Net change in unrealized appreciation
  (depreciation) on investments                   (2,840,660)       (8,328,538)       (3,479,756)       (1,646,005)      (4,607,593)
                                              --------------  ----------------  ----------------  ----------------  ---------------
Net realized and unrealized gain (loss)           (2,752,701)       (6,604,587)       (3,214,208)       (1,557,643)      (3,864,501)
                                              --------------  ----------------  ----------------  ----------------  ---------------

Net increase (decrease) in net assets from
   operations                                 $   (2,729,643) $     (6,771,630) $     (3,330,317) $     (1,615,373) $    (3,939,314)
--------------------------------------------  ==============  ================  ================  ================  ===============

                                           JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                         Guardian Global        Guardian        Guardian U.S.    Global Natural   Credit Suisse
                                           Diversified     International Small  Growth Equity      Resources        Long/Short
                                       Research Portfolio     Cap Portfolio       Portfolio        Portfolio        Portfolio
                                       ------------------  -------------------  -------------  -----------------  -------------
Investment income
   Dividends                           $               --  $             1,289  $         236  $          18,549  $          --
                                       ------------------  -------------------  -------------  -----------------  -------------

Expenses
   Insurance charges (Note 3)                     104,751                9,912        146,363            449,940         24,794
                                       ------------------  -------------------  -------------  -----------------  -------------
Total expenses                                    104,751                9,912        146,363            449,940         24,794
                                       ------------------  -------------------  -------------  -----------------  -------------
Net investment gain (loss)                       (104,751)              (8,623)      (146,127)          (431,391)       (24,794)
                                       ------------------  -------------------  -------------  -----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                        --                   --             --          1,061,063        142,527
   Investments                                   (620,259)             (40,270)      (475,500)        (1,463,620)      (138,543)
Net change in unrealized appreciation
   (depreciation) on investments               (2,761,013)            (413,505)    (3,632,907)       (15,160,468)      (740,003)
                                       ------------------  -------------------  -------------  -----------------  -------------
Net realized and unrealized gain
   (loss)                                      (3,381,272)            (453,775)    (4,108,407)       (15,563,025)      (736,019)
                                       ------------------  -------------------  -------------  -----------------  -------------

Net increase (decrease) in net assets
   from operations                     $       (3,486,023) $          (462,398) $  (4,254,534) $     (15,994,416) $    (760,813)
-------------------------------------  ==================  ===================  =============  =================  =============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                                                 JNL/Franklin
                                                JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton      JNL/Franklin
                                               Core Equity  SmallCap Equity  Templeton Founding  Global Growth      Templeton
                                                Portfolio      Portfolio     Strategy Portfolio    Portfolio    Income Portfolio
                                              ------------  ---------------  ------------------  -------------  ----------------
Investment income
   Dividends                                  $     82,129  $            --  $          467,025  $         625  $         25,395
                                              ------------  ---------------  ------------------  -------------  ----------------

Expenses
   Insurance charges (Note 3)                       57,689           95,895             569,863         69,046           511,014
                                              ------------  ---------------  ------------------  -------------  ----------------
Total expenses                                      57,689           95,895             569,863         69,046           511,014
                                              ------------  ---------------  ------------------  -------------  ----------------
Net investment gain (loss)                          24,440          (95,895)           (102,838)       (68,421)         (485,619)
                                              ------------  ---------------  ------------------  -------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         842,513          282,831              17,723            294                --
   Investments                                    (461,714)        (512,701)         (2,397,936)      (444,538)       (2,025,352)
Net change in unrealized appreciation
   (depreciation) on investments                (1,942,728)      (2,355,817)        (12,990,072)    (1,571,608)       (7,597,828)
                                              ------------  ---------------  ------------------  -------------  ----------------
Net realized and unrealized gain (loss)         (1,561,929)      (2,585,687)        (15,370,285)    (2,015,852)       (9,623,180)
                                              ------------  ---------------  ------------------  -------------  ----------------

Net increase (decrease) in net assets from
   operations                                 $ (1,537,489) $    (2,681,582) $      (15,473,123) $  (2,084,273) $    (10,108,799)
-------------------------------------------   ============  ===============  ==================  =============  ================

                                                                  JNL/Franklin         JNL/        JNL/Goldman         JNL/
                                                JNL/Franklin       Templeton      Goldman Sachs  Sachs Emerging   Goldman Sachs
                                              Templeton Mutual     Small Cap        Core Plus     Markets Debt       Mid Cap
                                              Shares Portfolio  Value Portfolio  Bond Portfolio   Portfolio(a)   Value Portfolio
                                              ----------------  ---------------  --------------  --------------  ---------------
Investment income
   Dividends                                  $             --  $        28,540  $      614,463  $           --  $        34,926
                                              ----------------  ---------------  --------------  --------------  ---------------

Expenses
   Insurance charges (Note 3)                          112,790           43,444         280,450              89           63,934
                                              ----------------  ---------------  --------------  --------------  ---------------
Total expenses                                         112,790           43,444         280,450              89           63,934
                                              ----------------  ---------------  --------------  --------------  ---------------
Net investment gain (loss)                            (112,790)         (14,904)        334,013             (89)         (29,008)
                                              ----------------  ---------------  --------------  --------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              19,017          250,245         241,298              --          466,088
   Investments                                        (391,103)        (254,866)        (94,974)              3         (353,988)
Net change in unrealized appreciation
   (depreciation) on investments                    (2,822,049)        (985,669)     (1,665,278)          2,541       (1,650,084)
                                              ----------------  ---------------  --------------  --------------  ---------------
Net realized and unrealized gain (loss)             (3,194,135)        (990,290)     (1,518,954)          2,544       (1,537,984)
                                              ----------------  ---------------  --------------  --------------  ---------------

Net increase (decrease) in net assets from
   operations                                 $     (3,306,925) $    (1,005,194) $   (1,184,941) $        2,455  $    (1,566,992)
--------------------------------------------  ================  ===============  ==============  ==============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                        JNL/                                       JNL/JPMorgan
                                                   Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                                  Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                                  Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                                  --------------  ---------------  -------------  ---------------  ----------------
Investment income
   Dividends                                      $      182,014  $       454,949  $          --  $       289,254  $         80,400
                                                  --------------  ---------------  -------------  ---------------  ----------------

Expenses
   Insurance charges (Note 3)                             74,943          373,977         95,263          208,312           204,176
                                                  --------------  ---------------  -------------  ---------------  ----------------
Total expenses                                            74,943          373,977         95,263          208,312           204,176
                                                  --------------  ---------------  -------------  ---------------  ----------------
Net investment gain (loss)                               107,071           80,972        (95,263)          80,942          (123,776)
                                                  --------------  ---------------  -------------  ---------------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                17,619        3,511,399             --               --         1,289,154
   Investments                                           (48,141)      (2,023,006)      (808,164)         158,236          (884,251)
Net change in unrealized appreciation
   (depreciation) on investments                        (419,831)     (13,935,117)    (2,509,991)         348,890        (7,857,730)
                                                  --------------  ---------------  -------------  ---------------  ----------------
Net realized and unrealized gain (loss)                 (450,353)     (12,446,724)    (3,318,155)         507,126        (7,452,827)
                                                  --------------  ---------------  -------------  ---------------  ----------------

Net increase (decrease) in net assets from
   operations                                     $     (343,282) $   (12,365,752) $  (3,413,418) $       588,068  $     (7,576,603)
--------------------------------------------      ==============  ===============  =============  ===============  ================

                                                     JNL/Lazard        JNL/Lazard        JNL/M&G        JNL/M&G         JNL/MCM
                                                      Mid Cap           Small Cap     Global Basics  Global Leaders     10 x 10
                                                  Equity Portfolio  Equity Portfolio   Portfolio(a)   Portfolio(a)     Portfolio
                                                  ----------------  ----------------  -------------  --------------  ------------
Investment income
   Dividends                                      $        130,039  $             --  $          --  $           59  $    125,564
                                                  ----------------  ----------------  -------------  --------------  ------------

Expenses
   Insurance charges (Note 3)                              181,630           116,210             45              90       194,191
                                                  ----------------  ----------------  -------------  --------------  ------------
Total expenses                                             181,630           116,210             45              90       194,191
                                                  ----------------  ----------------  -------------  --------------  ------------
Net investment gain (loss)                                 (51,591)         (116,210)           (45)            (31)      (68,627)
                                                  ----------------  ----------------  -------------  --------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                  50,142           148,920             --              --       102,291
   Investments                                          (1,278,369)       (1,053,533)             2           4,074      (294,383)
Net change in unrealized appreciation
   (depreciation) on investments                        (3,391,972)       (2,034,045)         2,053           3,174    (5,118,368)
                                                  ----------------  ----------------  -------------  --------------  ------------
Net realized and unrealized gain (loss)                 (4,620,199)       (2,938,658)         2,055           7,248    (5,310,460)
                                                  ----------------  ----------------  -------------  --------------  ------------

Net increase (decrease) in net assets from
   operations                                     $     (4,671,790) $     (3,054,868) $       2,010  $        7,217  $ (5,379,087)
--------------------------------------------      ================  ================  =============  ==============  ============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                 JNL/MCM        JNL/MCM           JNL/MCM         JNL/MCM
                                                    JNL/MCM    Bond Index   Communications    Consumer Brands   Dow Dividend
                                                 25 Portfolio   Portfolio  Sector Portfolio  Sector Portfolio    Portfolio
                                                 ------------  ----------  ----------------  ----------------  -------------
Investment income
   Dividends                                     $    564,950  $  884,610  $         74,697  $          4,035  $      66,050
                                                 ------------  ----------  ----------------  ----------------  -------------

Expenses
   Insurance charges (Note 3)                         236,253     383,539            39,331            18,940        297,367
                                                 ------------  ----------  ----------------  ----------------  -------------
Total expenses                                        236,253     383,539            39,331            18,940        297,367
                                                 ------------  ----------  ----------------  ----------------  -------------
Net investment gain (loss)                            328,697     501,071            35,366           (14,905)      (231,317)
                                                 ------------  ----------  ----------------  ----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          1,473,725          --           249,248           197,252         55,528
   Investments                                     (1,124,971)    140,333          (846,884)          (97,027)    (3,010,820)
Net change in unrealized appreciation
   (depreciation) on investments                   (7,605,192)   (311,872)         (673,195)         (497,986)    (7,125,356)
                                                 ------------  ----------  ----------------  ----------------  -------------
Net realized and unrealized gain (loss)            (7,256,438)   (171,539)       (1,270,831)         (397,761)   (10,080,648)
                                                 ------------  ----------  ----------------  ----------------  -------------

Net increase (decrease) in net assets
   from operations                               $ (6,927,741) $  329,532  $     (1,235,465) $       (412,666) $ (10,311,965)
----------------------------------------------   ============  ==========  ================  ================  =============

                                                     JNL/MCM
                                                     Enhanced        JNL/MCM         JNL/MCM           JNL/MCM         JNL/MCM
                                                  S&P 500 Stock    European 30      Financial        Healthcare        Index 5
                                                 Index Portfolio  Portfolio(a)  Sector Portfolio  Sector Portfolio    Portfolio
                                                 ---------------  ------------  ----------------  ----------------  ------------
Investment income
   Dividends                                     $        70,560  $         69  $         54,770  $         75,250  $     38,035
                                                 ---------------  ------------  ----------------  ----------------  ------------

Expenses
   Insurance charges (Note 3)                             77,785            42            59,841           135,038        47,273
                                                 ---------------  ------------  ----------------  ----------------  ------------
Total expenses                                            77,785            42            59,841           135,038        47,273
                                                 ---------------  ------------  ----------------  ----------------  ------------
Net investment gain (loss)                                (7,225)           27            (5,071)          (59,788)       (9,238)
                                                 ---------------  ------------  ----------------  ----------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               546,194            --           235,785           486,990        50,521
   Investments                                          (800,915)           (3)         (615,576)         (493,174)      (51,345)
Net change in unrealized appreciation
   (depreciation) on investments                      (2,155,719)          641        (1,996,786)       (2,672,896)   (1,199,049)
                                                 ---------------  ------------  ----------------  ----------------  ------------
Net realized and unrealized gain (loss)               (2,410,440)          638        (2,376,577)       (2,679,080)   (1,199,873)
                                                 ---------------  ------------  ----------------  ----------------  ------------

Net increase (decrease) in net assets
   from operations                               $    (2,417,665) $        665  $     (2,381,648) $     (2,738,868) $ (1,209,111)
----------------------------------------------   ===============  ============  ================  ================  ============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                     JNL/MCM         JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                                  International       JNL 5      JNL Optimized    Nasdaq 25   NYSE International
                                                 Index Portfolio    Portfolio     5 Portfolio     Portfolio      25 Portfolio
                                                 ---------------  -------------  -------------  ------------  ------------------
Investment income
   Dividends                                     $       680,684  $   7,113,415  $       3,002  $        945  $              552
                                                 ---------------  -------------  -------------  ------------  ------------------

Expenses
   Insurance charges (Note 3)                            681,009      5,624,434        409,125        62,972              67,369
                                                 ---------------  -------------  -------------  ------------  ------------------
Total expenses                                           681,009      5,624,434        409,125        62,972              67,369
                                                 ---------------  -------------  -------------  ------------  ------------------
Net investment gain (loss)                                  (325)     1,488,981       (406,123)      (62,027)            (66,817)
                                                 ---------------  -------------  -------------  ------------  ------------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies               707,594     41,391,661      1,372,957       178,711             229,996
   Investments                                        (2,960,665)   (18,415,123)    (2,236,477)     (302,030)           (445,065)
Net change in unrealized appreciation
   (depreciation) on investments                     (18,514,558)  (197,449,724)   (12,307,119)   (1,829,306)         (2,041,086)
                                                 ---------------  -------------  -------------  ------------  ------------------
Net realized and unrealized gain (loss)              (20,767,629)  (174,473,186)   (13,170,639)   (1,952,625)         (2,256,155)
                                                 ---------------  -------------  -------------  ------------  ------------------

Net increase (decrease) in net assets
   from operations                               $   (20,767,954) $(172,984,205) $ (13,576,762) $ (2,014,652) $       (2,322,972)
-----------------------------------------------  ===============  =============  =============  ============  ==================

                                                      JNL/MCM          JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                                     Oil & Gas     Pacific Rim 30     S&P 24      S&P 400 MidCap      S&P 500
                                                 Sector Portfolio   Portfolio(a)     Portfolio   Index Portfolio  Index Portfolio
                                                 ----------------  --------------  ------------  ---------------  ---------------
Investment income
   Dividends                                     $        114,532  $           --  $         --  $       279,573  $       551,234
                                                 ----------------  --------------  ------------  ---------------  ---------------

Expenses
   Insurance charges (Note 3)                             350,303              79        46,020          465,823          635,659
                                                 ----------------  --------------  ------------  ---------------  ---------------
Total expenses                                            350,303              79        46,020          465,823          635,659
                                                 ----------------  --------------  ------------  ---------------  ---------------
Net investment gain (loss)                               (235,771)            (79)      (46,020)        (186,250)         (84,425)
                                                 ----------------  --------------  ------------  ---------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              1,314,093              --        74,975        1,876,925               --
   Investments                                           (408,407)              2      (174,619)      (1,103,210)        (600,671)
Net change in unrealized appreciation
   (depreciation) on investments                       (9,822,647)          2,327    (2,183,430)     (13,081,429)     (15,525,459)
                                                 ----------------  --------------  ------------  ---------------  ---------------
Net realized and unrealized gain (loss)                (8,916,961)          2,329    (2,283,074)     (12,307,714)     (16,126,130)
                                                 ----------------  --------------  ------------  ---------------  ---------------

Net increase (decrease) in net assets
   from operations                               $     (9,152,732) $        2,250  $ (2,329,094) $   (12,493,964) $   (16,210,555)
-----------------------------------------------  ================  ==============  ============  ===============  ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                    JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                                   S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                                 60 Portfolio      Portfolio     Index Portfolio  Sector Portfolio    Portfolio
                                                 ------------  ----------------  ---------------  ----------------  -------------
Investment income
   Dividends                                     $        626  $         22,231  $       313,623  $            682  $     162,346
                                                 ------------  ----------------  ---------------  ----------------  -------------

Expenses
   Insurance charges (Note 3)                          39,600           143,240          411,710            71,031        888,494
                                                 ------------  ----------------  ---------------  ----------------  -------------
Total expenses                                         39,600           143,240          411,710            71,031        888,494
                                                 ------------  ----------------  ---------------  ----------------  -------------
Net investment gain (loss)                            (38,974)         (121,009)         (98,087)          (70,349)      (726,148)
                                                 ------------  ----------------  ---------------  ----------------  -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            115,218           846,013        1,353,034           259,386      1,287,532
   Investments                                       (279,364)       (1,139,820)      (1,798,972)         (280,220)    (6,475,196)

Net change in unrealized appreciation
   (depreciation) on investments                   (1,231,137)       (3,166,923)     (10,509,466)       (2,083,506)   (25,524,606)
                                                 ------------  ----------------  ---------------  ----------------  -------------
Net realized and unrealized gain (loss)            (1,395,283)       (3,460,730)     (10,955,404)       (2,104,340)   (30,712,270)
                                                 ------------  ----------------  ---------------  ----------------  -------------

Net increase (decrease) in net assets
   from operations                               $ (1,434,257) $     (3,581,739) $   (11,053,491) $     (2,174,689) $ (31,438,418)
-----------------------------------------------  ============  ================  ===============  ================  =============

                                                                     JNL/
                                                                 Oppenheimer      JNL/PAM        JNL/PAM      JNL/PIMCO
                                                    JNL/MCM     Global Growth  Asia ex-Japan   China-India   Real Return
                                                 VIP Portfolio    Portfolio     Portfolio(a)  Portfolio(a)    Portfolio
                                                 -------------  -------------  -------------  ------------  ------------
Investment income
   Dividends                                     $     218,799  $     184,813  $       9,234  $         --  $    272,082
                                                 -------------  -------------  -------------  ------------  ------------

Expenses
   Insurance charges (Note 3)                          250,665        237,738          7,421        13,257       275,724
                                                 -------------  -------------  -------------  ------------  ------------
Total expenses                                         250,665        237,738          7,421        13,257       275,724
                                                 -------------  -------------  -------------  ------------  ------------
Net investment gain (loss)                             (31,866)       (52,925)         1,813       (13,257)       (3,642)
                                                 -------------  -------------  -------------  ------------  ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           3,612,104      1,713,851             --            --       676,209
   Investments                                        (686,470)      (944,249)      (104,701)     (144,333)     (595,548)
Net change in unrealized appreciation
   (depreciation) on investments                   (10,817,829)    (7,808,170)      (305,012)     (578,391)   (2,169,399)
                                                 -------------  -------------  -------------  ------------  ------------
Net realized and unrealized gain (loss)             (7,892,195)    (7,038,568)      (409,713)     (722,724)   (2,088,738)
                                                 -------------  -------------  -------------  ------------  ------------

Net increase (decrease) in net assets
   from operations                               $  (7,924,061) $  (7,091,493) $    (407,900) $   (735,981) $ (2,092,380)
-----------------------------------------------  =============  =============  =============  ============  ============

(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                     JNL/          JNL/            JNL/            JNL/
                                                    JNL/PIMCO    PPM America    PPM America    PPM America     PPM America
                                                  Total Return   Core Equity    High Yield    Mid Cap Value  Small Cap Value
                                                 Bond Portfolio   Portfolio   Bond Portfolio   Portfolio(a)    Portfolio(a)
                                                 --------------  -----------  --------------  -------------  ---------------
Investment income
   Dividends                                     $    1,760,292  $     2,981  $    1,288,817  $       2,325  $         1,141
                                                 --------------  -----------  --------------  -------------  ---------------

Expenses
   Insurance charges (Note 3)                           713,173       27,144         253,118          2,930            2,806
                                                 --------------  -----------  --------------  -------------  ---------------
Total expenses                                          713,173       27,144         253,118          2,930            2,806
                                                 --------------  -----------  --------------  -------------  ---------------
Net investment gain (loss)                            1,047,119      (24,163)      1,035,699           (605)          (1,665)
                                                 --------------  -----------  --------------  -------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            1,568,078           --              --             --               --
   Investments                                           50,760     (177,554)     (1,430,062)      (112,299)         (82,498)
Net change in unrealized appreciation
   (depreciation) on investments                     (3,422,988)    (696,273)     (4,537,747)       (89,145)         (86,274)
                                                 --------------  -----------  --------------  -------------  ---------------
Net realized and unrealized gain (loss)              (1,804,150)    (873,827)     (5,967,809)      (201,444)        (168,772)
                                                 --------------  -----------  --------------  -------------  ---------------

Net increase (decrease) in net assets
   from operations                               $    (757,031)  $ (897,990)  $   (4,932,110) $    (202,049) $      (170,437)
-----------------------------------------------  ==============  ===========  ==============  =============  ===============

                                                     JNL/            JNL/                        JNL/S&P
                                                  PPM America  Red Rocks Listed                Competitive       JNL/S&P
                                                 Value Equity   Private Equity     JNL/S&P 4    Advantage      Disciplined
                                                   Portfolio     Portfolio(b)      Portfolio    Portfolio   Growth Portfolio
                                                 ------------  ----------------  ------------  -----------  ----------------
Investment income
   Dividends                                     $     80,867  $          1,096  $        383  $    32,090  $         15,461
                                                 ------------  ----------------  ------------  -----------  ----------------

Expenses
   Insurance charges (Note 3)                          53,008               381        86,400       48,789            14,888
                                                 ------------  ----------------  ------------  -----------  ----------------
Total expenses                                         53,008               381        86,400       48,789            14,888
                                                 ------------  ----------------  ------------  -----------  ----------------
Net investment gain (loss)                             27,859               715       (86,017)     (16,699)              573
                                                 ------------  ----------------  ------------  -----------  ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies            412,684                --            --           --             9,457
   Investments                                       (187,718)             (107)     (183,365)     (62,684)          (22,704)
Net change in unrealized appreciation
   (depreciation) on investments                   (2,265,646)          (14,459)   (2,353,070)    (844,231)         (454,553)
                                                 ------------  ----------------  ------------  -----------  ----------------
Net realized and unrealized gain (loss)            (2,040,680)          (14,566)   (2,536,435)    (906,915)         (467,800)
                                                 ------------  ----------------  ------------  -----------  ----------------

Net increase (decrease) in net assets
   from operations                               $ (2,012,821) $        (13,851) $ (2,622,452) $  (923,614) $       (467,227)
-----------------------------------------------  ============  ================  ============  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                                 JNL/S&P           JNL/S&P            JNL/S&P
                                             JNL/S&P           Disciplined     Dividend Income        Growth            JNL/S&P
                                           Disciplined          Moderate           & Growth         Retirement      Intrinsic Value
                                       Moderate Portfolio   Growth Portfolio      Portfolio     Strategy Portfolio     Portfolio
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Investment income
   Dividends                           $           23,793   $         36,982   $        31,031  $            6,850  $         2,627
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Expenses
   Insurance charges (Note 3)                      30,276             42,723            10,338               2,387            1,634
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Total expenses                                     30,276             42,723            10,338               2,387            1,634
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Net investment gain (loss)                         (6,483)            (5,741)           20,693               4,463              993
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                    11,109             23,222               620                  52            1,699
   Investments                                    (92,019)          (123,501)          (12,069)            (52,024)           3,020
Net change in unrealized appreciation
   (depreciation) on investments                 (515,378)        (1,110,338)         (184,731)            (28,577)         (33,233)
                                       ------------------   ----------------   ---------------  ------------------  ---------------
Net realized and unrealized gain
   (loss)                                        (596,288)        (1,210,617)         (196,180)            (80,549)         (28,514)
                                       ------------------   ----------------   ---------------  ------------------  ---------------

Net increase (decrease) in net assets
   from operations                     $         (602,771)  $     (1,216,358)  $      (175,487) $          (76,086) $       (27,521)
-------------------------------------  ==================   ================   ===============  ==================  ===============

                                             JNL/             JNL/                               JNL/             JNL/
                                          S&P Managed      S&P Managed         JNL/          S&P Managed       S&P Managed
                                          Aggressive      Conservative      S&P Managed        Moderate         Moderate
                                       Growth Portfolio     Portfolio    Growth Portfolio     Portfolio     Growth Portfolio
                                       ----------------   ------------   ----------------   -------------   ----------------
Investment income
   Dividends                           $        187,001   $  1,174,374   $        475,132   $   1,845,616   $      2,128,781
                                       ----------------   ------------   ----------------   -------------   ----------------

Expenses
   Insurance charges (Note 3)                   990,767        473,640          1,585,584         860,207          1,713,024
                                       ----------------   ------------   ----------------   -------------   ----------------
Total expenses                                  990,767        473,640          1,585,584         860,207          1,713,024
                                       ----------------   ------------   ----------------   -------------   ----------------
Net investment gain (loss)                     (803,766)       700,734         (1,110,452)        985,409            415,757
                                       ----------------   ------------   ----------------   -------------   ----------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                               2,410,567        443,440          6,602,153       1,082,727          4,018,436
   Investments                                2,060,967       (429,766)        (3,142,866)       (841,710)        (2,584,272)
Net change in unrealized appreciation
   (depreciation) on investments            (27,868,050)    (5,461,486)       (40,847,002)    (13,299,497)       (33,453,549)
                                       ----------------   ------------   ----------------   -------------   ----------------
Net realized and unrealized gain
   (loss)                                   (23,396,516)    (5,447,812)       (37,387,715)    (13,058,480)       (32,019,385)
                                       ----------------   ------------   ----------------   -------------   ----------------

Net increase (decrease) in net assets
   from operations                     $    (24,200,282)  $ (4,747,078)  $    (38,498,167)  $ (12,073,071)  $    (31,603,628)
-------------------------------------  ================   ============   ================   =============   ================

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                               JNL/S&P            JNL/S&P
                                           Moderate Growth        Moderate           JNL/S&P          JNL/S&P           JNL/S&P
                                             Retirement          Retirement      Retirement 2015  Retirement 2020   Retirement 2025
                                         Strategy Portfolio  Strategy Portfolio     Portfolio        Portfolio         Portfolio
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Investment income
   Dividends                             $               --  $               --  $        20,920  $        14,280   $         9,294
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Expenses
   Insurance charges (Note 3)                            --                  --           31,446           19,602            10,828
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Total expenses                                           --                  --           31,446           19,602            10,828
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Net investment gain (loss)                               --                  --          (10,526)          (5,322)           (1,534)
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                          --                  --           45,685           44,085            31,305
   Investments                                           --                  --          (32,827)         (97,840)           (8,928)
Net change in unrealized appreciation
   (depreciation) on investments                         --                  --         (688,727)        (417,775)         (261,891)
                                         ------------------  ------------------  ---------------  ---------------   ---------------
Net realized and unrealized gain (loss)                  --                  --         (675,869)        (471,530)         (239,514)
                                         ------------------  ------------------  ---------------  ---------------   ---------------

Net increase (decrease) in net assets
   from operations                       $               --  $               --  $      (686,395) $      (476,852)  $      (241,048)
---------------------------------------  ==================  ==================  ===============  ===============   ===============

                                               JNL/
                                          S&P Retirement       JNL/S&P        JNL/Select      JNL/Select         JNL/
                                              Income         Total Yield       Balanced      Money Market    Select Value
                                             Portfolio        Portfolio        Portfolio       Portfolio       Portfolio
                                          --------------    ------------     ------------    ------------    ------------
Investment income
   Dividends                              $       46,206    $     75,039     $    436,704    $    642,772    $      3,534
                                          --------------    ------------     ------------    ------------    ------------

Expenses
   Insurance charges (Note 3)                     60,345          32,874          290,662         540,080         189,858
                                          --------------    ------------     ------------    ------------    ------------
Total expenses                                    60,345          32,874          290,662         540,080         189,858
                                          --------------    ------------     ------------    ------------    ------------
Net investment gain (loss)                       (14,139)         42,165          146,042         102,692        (186,324)
                                          --------------    ------------     ------------    ------------    ------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment
      companies                                   47,360           1,198          728,443              --         154,478
   Investments                                   (60,803)       (257,752)        (483,962)             --        (927,207)
Net change in unrealized appreciation
   (depreciation) on investments                (739,409)     (2,272,621)      (4,470,538)             --      (3,153,348)
                                          --------------    ------------     ------------    ------------    ------------
Net realized and unrealized gain (loss)         (752,852)     (2,529,175)      (4,226,057)             --      (3,926,077)
                                          --------------    ------------     ------------    ------------    ------------

Net increase (decrease) in net assets
   from operations                        $     (766,991)   $ (2,487,010)    $ (4,080,015)   $    102,692    $ (4,112,401)
---------------------------------------   ==============    ============     ============    ============    ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2008

                                                  JNL/T.Rowe          JNL/T.Rowe        JNL/T.Rowe
                                              Price Established      Price Mid-Cap     Price Value
                                               Growth Portfolio    Growth Portfolio     Portfolio
                                              -----------------    ----------------   -------------
Investment income
   Dividends                                  $          25,545    $             --   $     475,043
                                              -----------------    ----------------   -------------

Expenses
   Insurance charges (Note 3)                           488,647             476,692         414,003
                                              -----------------    ----------------   -------------
Total expenses                                          488,647             476,692         414,003
                                              -----------------    ----------------   -------------
Net investment gain (loss)                             (463,102)           (476,692)         61,040
                                              -----------------    ----------------   -------------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies              224,507           2,029,207       2,844,661
   Investments                                         (966,140)         (2,062,458)     (1,291,857)
Net change in unrealized appreciation
   (depreciation) on investments                    (15,010,456)        (14,397,375)    (13,854,548)
                                              -----------------    ----------------   -------------
Net realized and unrealized gain (loss)             (15,752,089)        (14,430,626)    (12,301,744)
                                              -----------------    ----------------   -------------

Net increase (decrease) in net assets
   from operations                            $     (16,215,191)   $    (14,907,318)  $ (12,240,704)
------------------------------------------    =================    ================   =============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                                      JNL/Capital
                                            JNL/AIM Global        JNL/AIM            JNL/AIM           JNL/AIM      Guardian Global
                                              Real Estate      International        Large Cap         Small Cap         Balanced
                                               Portfolio     Growth Portfolio   Growth Portfolio  Growth Portfolio     Portfolio
                                            --------------   ----------------   ----------------  ----------------  ---------------
Operations
   Net investment income (loss)             $       23,058   $       (167,043)  $       (116,109) $        (57,730) $       (74,813)
   Net realized gain (loss) on investments          87,959          1,723,951            265,548            88,362          743,092
   Net change in unrealized appreciation
      (depreciation) on investments             (2,840,660)        (8,328,538)        (3,479,756)       (1,646,005)      (4,607,593)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                              (2,729,643)        (6,771,630)        (3,330,317)       (1,615,373)      (3,939,314)
                                            --------------   ----------------   ----------------  ----------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                    1,277,933          1,663,766          1,820,176           490,642        2,831,116
   Surrenders and terminations                    (413,474)          (943,943)          (530,531)         (448,047)      (1,469,192)
   Transfers between portfolios                   (257,966)         1,117,160            199,842           (42,029)        (331,943)
   Net annuitization transactions                       --                 --                 --                --               --
   Policyholder charges (Note 3)                    (8,309)           (15,360)           (10,136)          (12,365)         (19,071)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                           598,184          1,821,623          1,479,351           (11,799)       1,010,910
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net increase (decrease) in net assets           (2,131,459)        (4,950,007)        (1,850,966)       (1,627,172)      (2,928,404)

Net assets beginning of period                   6,849,941         14,387,302          7,403,512         3,930,422       12,553,589
                                            --------------   ----------------   ----------------  ----------------  ---------------
Net assets end of period                    $    4,718,482   $      9,437,295   $      5,552,546  $      2,303,250  $     9,625,185
------------------------------------------  ==============   ================   ================  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007             529,758            815,776            535,381           257,777          990,069

      Units Issued                                 296,207            402,804            291,856            88,118          445,909
      Units Redeemed                              (249,087)          (312,355)          (176,925)          (92,104)        (359,313)
                                            --------------   ----------------   ----------------  ----------------  ---------------
Units Outstanding at December 31, 2008             576,878            906,225            650,312           253,791        1,076,665
                                            ==============   ================   ================  ================  ===============

                                              JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse       JNL/
                                            Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                              Diversified     International Small  Growth Equity      Resources        Long/Short
                                          Research Portfolio     Cap Portfolio       Portfolio        Portfolio         Portfolio
                                          ------------------  -------------------  -------------  -----------------  --------------
Operations
   Net investment income (loss)           $         (104,751) $            (8,623) $    (146,127) $        (431,391) $      (24,794)
   Net realized gain (loss) on
      investments                                   (620,259)             (40,270)      (475,500)          (402,557)          3,984
   Net change in unrealized appreciation
      (depreciation) on investments               (2,761,013)            (413,505)    (3,632,907)       (15,160,468)       (740,003)
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets
   from operations                                (3,486,023)            (462,398)    (4,254,534)       (15,994,416)       (760,813)
                                          ------------------  -------------------  -------------  -----------------  --------------

Contract transactions (1)
   Purchase payments (Note 4)                      2,343,194              958,884      1,996,714          5,545,521         440,552
   Surrenders and terminations                      (744,655)             (12,841)    (1,317,560)        (1,303,273)       (119,447)
   Transfers between portfolios                      746,164               70,604        870,137          6,688,317       1,524,707
   Net annuitization transactions                         --                   --             --                 --              --
   Policyholder charges (Note 3)                      (5,065)                 (17)       (12,410)           (19,764)         (1,671)
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets
   from contract transactions                      2,339,638            1,016,630      1,536,881         10,910,801       1,844,141
                                          ------------------  -------------------  -------------  -----------------  --------------
Net increase (decrease) in net assets             (1,146,385)             554,232     (2,717,653)        (5,083,615)      1,083,328

Net assets beginning of period                     5,787,341              154,863      9,399,344         22,157,310         517,669
                                          ------------------  -------------------  -------------  -----------------  --------------
Net assets end of period                  $        4,640,956  $           709,095  $   6,681,691  $      17,073,695  $    1,600,997
----------------------------------------- ==================  ===================  =============  =================  ==============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               299,045               15,713        536,619          1,622,486          48,508

      Units Issued                                   203,109              177,093        207,349          2,953,969         272,220
      Units Redeemed                                (154,803)             (34,148)      (186,889)        (1,964,865)        (76,048)
                                          ------------------  -------------------  -------------  -----------------  --------------
Units Outstanding at December 31, 2008               347,351              158,658        557,079          2,611,590         244,680
                                          ==================  ===================  =============  =================  ==============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                                                    JNL/Franklin
                                               JNL/Eagle       JNL/Eagle         JNL/Franklin         Templeton      JNL/Franklin
                                              Core Equity   SmallCap Equity   Templeton Founding   Global Growth      Templeton
                                               Portfolio       Portfolio      Strategy Portfolio     Portfolio     Income Portfolio
                                             ------------   ---------------   ------------------   -------------   ----------------
Operations
   Net investment income (loss)              $     24,440   $       (95,895)  $         (102,838)  $     (68,421)  $       (485,619)
   Net realized gain (loss) on investments        380,799          (229,870)          (2,380,213)       (444,244)        (2,025,352)
   Net change in unrealized appreciation
      (depreciation) on investments            (1,942,728)       (2,355,817)         (12,990,072)     (1,571,608)        (7,597,828)
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets
   from operations                             (1,537,489)       (2,681,582)         (15,473,123)     (2,084,273)       (10,108,799)
                                             ------------   ---------------   ------------------   -------------   ----------------

Contract transactions (1)
   Purchase payments (Note 4)                     170,800         1,336,333           10,404,707       2,166,874          6,483,228
   Surrenders and terminations                   (501,103)         (497,626)          (1,704,418)       (366,449)        (2,011,959)
   Transfers between portfolios                   (66,326)         (606,054)          (3,017,429)     (1,354,459)         1,199,617
   Net annuitization transactions                  (4,128)           (8,286)                  --              --                 --
   Policyholder charges (Note 3)                   (3,648)           (4,473)             (37,784)         (7,258)           (34,148)
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets from
   contract transactions                         (404,405)          219,894            5,645,076         438,708          5,636,738
                                             ------------   ---------------   ------------------   -------------   ----------------
Net increase (decrease) in net assets          (1,941,894)       (2,461,688)          (9,828,047)     (1,645,565)        (4,472,061)
Net assets beginning of period                  4,094,228         6,747,446           36,507,187       4,739,788         28,075,716
                                             ------------   ---------------   ------------------   -------------   ----------------
Net assets end of period                     $  2,152,334   $     4,285,758   $       26,679,140   $   3,094,223   $     23,603,655
------------------------------------------   ============   ===============   ==================   =============   ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007            285,817           296,114            3,677,629         479,305          2,585,654

      Units Issued                                 32,499           109,207            2,008,111         328,649          3,088,839
      Units Redeemed                              (83,525)         (106,510)          (1,405,597)       (273,224)        (2,530,645)
                                             ------------   ---------------   ------------------   -------------   ----------------
Units Outstanding at December 31, 2008            234,791           298,811            4,280,143         534,730          3,143,848
                                             ============   ===============   ==================   =============   ================

                                                                 JNL/Franklin          JNL/          JNL/Goldman         JNL/
                                               JNL/Franklin       Templeton       Goldman Sachs    Sachs Emerging   Goldman Sachs
                                             Templeton Mutual      Small Cap        Core Plus       Markets Debt       Mid Cap
                                             Shares Portfolio   Value Portfolio   Bond Portfolio    Portfolio(a)    Value Portfolio
                                             ----------------   ---------------   --------------   --------------   ---------------
Operations
   Net investment income (loss)              $       (112,790)  $       (14,904)  $      334,013   $          (89)  $       (29,008)
   Net realized gain (loss) on investments           (372,086)           (4,621)         146,324                3           112,100
   Net change in unrealized appreciation
      (depreciation) on investments                (2,822,049)         (985,669)      (1,665,278)           2,541        (1,650,084)
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets
   from operations                                 (3,306,925)       (1,005,194)      (1,184,941)           2,455        (1,566,992)
                                             ----------------   ---------------   --------------   --------------   ---------------

Contract transactions (1)
   Purchase payments (Note 4)                       2,497,571           969,338        2,652,197           66,782           738,860
   Surrenders and terminations                       (506,597)         (160,732)        (916,016)             (44)         (284,257)
   Transfers between portfolios                      (312,144)         (234,192)      (1,421,425)          21,023          (411,455)
   Net annuitization transactions                      50,000                --               --               --                --
   Policyholder charges (Note 3)                       (6,874)           (3,629)         (11,220)              --            (5,154)
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets from
   contract transactions                            1,721,956           570,785          303,536           87,761            37,994
                                             ----------------   ---------------   --------------   --------------   ---------------
Net increase (decrease) in net assets              (1,584,969)         (434,409)        (881,405)          90,216        (1,528,998)
Net assets beginning of period                      7,161,423         2,805,589       15,399,402               --         4,209,063
                                             ----------------   ---------------   --------------   --------------   ---------------
Net assets end of period                     $      5,576,454   $     2,371,180   $   14,517,997   $       90,216   $     2,680,065
------------------------------------------   ================   ===============   ==============   ==============   ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                726,143           241,912          826,844               --           326,690

      Units Issued                                    420,447           169,680          231,573            9,361           143,263
      Units Redeemed                                 (221,482)         (101,610)        (233,687)              (5)         (139,217)
                                             ----------------   ---------------   --------------   --------------   ---------------
Units Outstanding at December 31, 2008                925,108           309,982          824,730            9,356           330,736
                                             ================   ===============   ==============   ==============   ===============

(a)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/                                            JNL/JPMorgan
                                              Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                             Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                             Bond Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                             --------------   ---------------   -------------   ---------------   ----------------
Operations
   Net investment income (loss)              $      107,071   $        80,972   $     (95,263)  $        80,942   $       (123,776)
   Net realized gain (loss) on investments          (30,522)        1,488,393        (808,164)          158,236            404,903
   Net change in unrealized appreciation
      (depreciation) on investments                (419,831)      (13,935,117)     (2,509,991)          348,890         (7,857,730)
                                             --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets
   from operations                                 (343,282)      (12,365,752)     (3,413,418)          588,068         (7,576,603)
                                             --------------   ---------------   -------------   ---------------   ----------------

Contract transactions (1)
   Purchase payments (Note 4)                       802,983         2,752,524         636,307         1,682,880          3,332,738
   Surrenders and terminations                     (382,132)       (1,273,865)       (983,199)       (1,462,498)          (655,839)
   Transfers between portfolios                     273,510        (3,421,637)       (303,941)        3,788,866          2,456,282
   Net annuitization transactions                        --                --              --                --                 --
   Policyholder charges (Note 3)                     (1,845)          (23,258)        (10,422)          (19,741)           (17,301)
                                             --------------   ---------------   -------------   ---------------   ----------------
Net increase (decrease) in net assets from
   contract transactions                            692,516        (1,966,236)       (661,255)        3,989,507          5,115,880
                                             --------------   ---------------   -------------   ---------------   ----------------

Net increase (decrease) in net assets               349,234       (14,331,988)     (4,074,673)        4,577,575         (2,460,723)

Net assets beginning of period                    3,611,040        28,957,631       7,906,677         9,980,933         10,062,436
                                             --------------   ---------------   -------------   ---------------   ----------------
Net assets end of period                     $    3,960,274   $    14,625,643   $   3,832,004   $    14,558,508   $      7,601,713
------------------------------------------   ==============   ===============   =============   ===============   ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007              344,371         1,675,181         486,325           659,095            715,381

      Units Issued                                  224,924           523,592         105,518           617,880            784,798
      Units Redeemed                               (160,445)         (638,687)       (194,484)         (381,027)          (400,663)
                                             --------------   ---------------   -------------   ---------------   ----------------
Units Outstanding at December 31, 2008              408,850         1,560,086         397,359           895,948          1,099,516
                                             ==============   ===============   =============   ===============   ================

                                                JNL/Lazard         JNL/Lazard         JNL/M&G         JNL/M&G          JNL/MCM
                                                  Mid Cap           Small Cap      Global Basics   Global Leaders      10 x 10
                                             Equity Portfolio   Equity Portfolio    Portfolio(a)    Portfolio(a)      Portfolio
                                             ----------------   ----------------   -------------   --------------   ------------
Operations
   Net investment income (loss)              $        (51,591)  $       (116,210)  $         (45)  $          (31)  $    (68,627)
   Net realized gain (loss) on investments         (1,228,227)          (904,613)              2            4,074       (192,092)
   Net change in unrealized appreciation
      (depreciation) on investments                (3,391,972)        (2,034,045)          2,053            3,174     (5,118,368)
                                             ----------------   ----------------   -------------   --------------   ------------
Net increase (decrease) in net assets
   from operations                                 (4,671,790)        (3,054,868)          2,010            7,217     (5,379,087)
                                             ----------------   ----------------   -------------   --------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                         898,353            444,064          20,425           25,591      7,240,949
   Surrenders and terminations                       (912,560)          (627,489)            (18)             (46)      (518,382)
   Transfers between portfolios                      (496,398)          (263,131)             (1)           4,952      3,267,313
   Net annuitization transactions                          --                 --              --               --             --
   Policyholder charges (Note 3)                      (15,464)           (13,983)             --               --         (5,071)
                                             ----------------   ----------------   -------------   --------------   ------------
Net increase (decrease) in net assets from
   contract transactions                             (526,069)          (460,539)         20,406           30,497      9,984,809
                                             ----------------   ----------------   -------------   --------------   ------------

Net increase (decrease) in net assets              (5,197,859)        (3,515,407)         22,416           37,714      4,605,722

Net assets beginning of period                     12,268,220          7,956,722              --               --      6,751,325
                                             ----------------   ----------------   -------------   --------------   ------------
Net assets end of period                     $      7,070,361   $      4,441,315   $      22,416   $       37,714   $ 11,357,047
------------------------------------------   ================   ================   =============   ==============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                647,715            521,559              --               --        688,588

      Units Issued                                    146,085            141,301           2,675           10,343      1,300,461
      Units Redeemed                                 (174,512)          (181,574)             (2)          (5,812)      (143,832)
                                             ----------------   ----------------   -------------   --------------   ------------
Units Outstanding at December 31, 2008                619,288            481,286           2,673            4,531      1,845,217
                                             ================   ================   =============   ==============   ============

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                               JNL/MCM         JNL/MCM            JNL/MCM          JNL/MCM
                                                JNL/MCM      Bond Index     Communications     Consumer Brands   Dow Dividend
                                             25 Portfolio     Portfolio    Sector Portfolio   Sector Portfolio    Portfolio
                                             ------------   ------------   ----------------   ----------------   ------------
Operations
   Net investment income (loss)              $    328,697   $    501,071   $         35,366   $        (14,905)  $   (231,317)
   Net realized gain (loss) on investments        348,754        140,333           (597,636)           100,225     (2,955,292)
   Net change in unrealized appreciation
      (depreciation) on investments            (7,605,192)      (311,872)          (673,195)          (497,986)    (7,125,356)
                                             ------------   ------------   ----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                             (6,927,741)       329,532         (1,235,465)          (412,666)   (10,311,965)
                                             ------------   ------------   ----------------   ----------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                     875,303      2,437,230            202,021            269,771      2,252,811
   Surrenders and terminations                 (1,073,081)    (1,684,546)          (161,130)           (37,849)      (793,322)
   Transfers between portfolios                 4,846,101     (2,528,765)        (1,877,980)           227,065     (1,219,918)
   Net annuitization transactions                      --             --                 --                 --             --
   Policyholder charges (Note 3)                  (17,575)       (17,143)            (1,846)              (437)       (11,762)
                                             ------------   ------------   ----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                        4,630,748     (1,793,224)        (1,838,935)           458,550        227,809
                                             ------------   ------------   ----------------   ----------------   ------------

Net increase (decrease) in net assets          (2,296,993)    (1,463,692)        (3,074,400)            45,884    (10,084,156)

Net assets beginning of period                 14,077,743     21,146,527          4,121,014          1,042,371     19,681,724
                                             ------------   ------------   ----------------   ----------------   ------------
Net assets end of period                     $ 11,780,750   $ 19,682,835   $      1,046,614   $      1,088,255   $  9,597,568
------------------------------------------   ============   ============   ================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007          1,205,832      1,814,150            656,403            100,483      1,889,576

      Units Issued                                898,640        353,963            334,752            106,835      2,136,640
      Units Redeemed                             (497,929)      (516,122)          (706,315)           (52,102)    (2,175,702)
                                             ------------   ------------   ----------------   ----------------   ------------
Units Outstanding at December 31, 2008          1,606,543      1,651,991            284,840            155,216      1,850,514
                                             ============   ============   ================   ================   ============

                                                 JNL/MCM
                                                 Enhanced         JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                              S&P 500 Stock     European 30       Financial         Healthcare        Index 5
                                             Index Portfolio   Portfolio(a)   Sector Portfolio   Sector Portfolio    Portfolio
                                             ---------------   ------------   ----------------   ----------------   -----------
Operations
   Net investment income (loss)              $        (7,225)  $         27   $         (5,071)  $        (59,788)  $    (9,238)
   Net realized gain (loss) on investments          (254,721)            (3)          (379,791)            (6,184)         (824)
   Net change in unrealized appreciation
      (depreciation) on investments               (2,155,719)           641         (1,996,786)        (2,672,896)   (1,199,049)
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets
   from operations                                (2,417,665)           665         (2,381,648)        (2,738,868)   (1,209,111)
                                             ---------------   ------------   ----------------   ----------------   -----------

Contract transactions (1)
   Purchase payments (Note 4)                        545,201         19,972          1,737,426          1,444,171     3,337,531
   Surrenders and terminations                      (382,975)           (16)          (184,105)          (612,355)      (53,108)
   Transfers between portfolios                    1,257,360          2,513          1,085,907          4,498,735        91,562
   Net annuitization transactions                         --             --                 --                 --            --
   Policyholder charges (Note 3)                      (3,778)            --             (3,819)           (12,218)         (496)
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets from
   contract transactions                           1,415,808         22,469          2,635,409          5,318,333     3,375,489
                                             ---------------   ------------   ----------------   ----------------   -----------
Net increase (decrease) in net assets             (1,001,857)        23,134            253,761          2,579,465     2,166,378

Net assets beginning of period                     4,602,867             --          2,950,210          6,106,794     1,981,828
                                             ---------------   ------------   ----------------   ----------------   -----------
Net assets end of period                     $     3,601,010   $     23,134   $      3,203,971   $      8,686,259   $ 4,148,206
------------------------------------------   ===============   ============   ================   ================   ===========

(1) Contract unit transactions
Units Outstanding at December 31, 2007               465,249             --            254,628            500,013       200,503

      Units Issued                                   620,185          2,696            490,949            824,245       441,502
      Units Redeemed                                (491,937)            (2)          (179,855)          (387,065)      (33,948)
                                             ---------------   ------------   ----------------   ----------------   -----------
Units Outstanding at December 31, 2008               593,497          2,694            565,722            937,193       608,057
                                             ===============   ============   ================   ================   ===========

(a) Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                        JNL/MCM         JNL/MCM       JNL/MCM        JNL/MCM           JNL/MCM
                                     International       JNL 5     JNL Optimized    Nasdaq 25    NYSE International
                                    Index Portfolio    Portfolio    5 Portfolio     Portfolio       25 Portfolio
                                    ---------------  ------------  -------------  -------------  ------------------
Operations
   Net investment income (loss)     $          (325) $  1,488,981  $    (406,123) $     (62,027) $          (66,817)
   Net realized gain (loss)
      on investments                     (2,253,071)   22,976,538       (863,520)      (123,319)           (215,069)
   Net change in unrealized
      appreciation (depreciation)
      on investments                    (18,514,558) (197,449,724)   (12,307,119)    (1,829,306)         (2,041,086)
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
      assets from operations            (20,767,954) (172,984,205)   (13,576,762)    (2,014,652)         (2,322,972)
                                    ---------------  ------------  -------------  -------------  ------------------

Contract transactions (1)
   Purchase payments (Note 4)             3,827,207    41,447,656     10,808,858        609,912           1,525,524
   Surrenders and terminations           (2,936,043)  (17,542,353)    (1,386,503)      (207,413)           (201,818)
   Transfers between portfolios            (444,131)  (41,825,936)    (2,760,959)      (474,668)             42,928
   Net annuitization transactions                --            --             --             --                  --
   Policyholder charges (Note 3)            (31,553)     (353,689)       (24,882)        (4,185)             (2,767)
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
   assets from contract
   transactions                             415,480   (18,274,322)     6,636,514        (76,354)          1,363,867
                                    ---------------  ------------  -------------  -------------  ------------------
Net increase (decrease) in net
   assets                               (20,352,474) (191,258,527)    (6,940,248)    (2,091,006)           (959,105)
Net assets beginning of period           43,239,524   411,200,818     23,934,782      4,932,437           4,035,778
                                    ---------------  ------------  -------------  -------------  ------------------
Net assets end of period            $    22,887,050  $219,942,291  $  16,994,534  $   2,841,431  $        3,076,673
----------------------------------  ===============  ============  =============  =============  ==================

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                      2,147,185    29,804,544      2,003,921        390,101             349,652

      Units Issued                        1,259,415     5,742,417      2,544,603        211,156             435,640
      Units Redeemed                     (1,377,001)   (7,339,505)    (1,870,824)      (210,461)           (283,920)
                                    ---------------  ------------  -------------  -------------  ------------------
Units Outstanding at
   December 31, 2008                      2,029,599    28,207,456      2,677,700        390,796             501,372
                                    ===============  ============  =============  =============  ==================

                                         JNL/MCM          JNL/MCM        JNL/MCM          JNL/MCM          JNL/MCM
                                        Oil & Gas     Pacific Rim 30      S&P 24      S&P 400 MidCap       S&P 500
                                    Sector Portfolio   Portfolio(a)     Portfolio     Index Portfolio  Index Portfolio
                                    ----------------  --------------  -------------  ----------------  ---------------
Operations
   Net investment income (loss)     $       (235,771) $          (79) $     (46,020) $       (186,250) $       (84,425)
   Net realized gain (loss)
      on investments                         905,686               2        (99,644)          773,715         (600,671)
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (9,822,647)          2,327     (2,183,430)      (13,081,429)     (15,525,459)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
      assets from operations              (9,152,732)          2,250     (2,329,094)      (12,493,964)     (16,210,555)
                                    ----------------  --------------  -------------  ----------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)              4,015,717          20,968        463,694         1,731,767        3,119,905
   Surrenders and terminations           ( 1,331,096)            (31)      (136,620)       (2,568,317)      (3,011,965)
   Transfers between portfolios           (1,067,660)          2,516      7,537,388         1,149,289       (2,213,619)
   Net annuitization transactions                 --              --             --                --               --
   Policyholder charges (Note 3)             (36,099)             --         (1,290)          (29,301)         (37,436)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                            1,580,862          23,453      7,863,172           283,438       (2,143,115)
                                    ----------------  --------------  -------------  ----------------  ---------------
Net increase (decrease) in net
   assets                                 (7,571,870)         25,703      5,534,078       (12,210,526)     (18,353,670)
Net assets beginning of period            20,776,930              --        604,556        31,367,769       44,015,701
                                    ----------------  --------------  -------------  ----------------  ---------------
Net assets end of period            $     13,205,060  $       25,703  $   6,138,634  $     19,157,243  $    25,662,031
----------------------------------  ================  ==============  =============  ================  ===============

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                         580,156              --         56,337         1,960,684        3,513,891

      Units Issued                           332,282           2,692        911,676           535,176          732,171
      Units Redeemed                        (312,948)             (3)       (93,199)         (531,673)        (891,999)
                                    ----------------  --------------  -------------  ----------------  ---------------
Units Outstanding at
   December 31, 2008                         599,490           2,689        874,814         1,964,187        3,354,063
                                    ================  ==============  =============  ================  ===============

(a)   Commencement of operations October 6, 2008.

                                          See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                      JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                                      S&P SMid    Select Small-Cap     Small Cap        Technology     Value Line 30
                                    60 Portfolio     Portfolio      Index Portfolio  Sector Portfolio    Portfolio
                                    ------------  ----------------  ---------------  ----------------  -------------
Operations
   Net investment income (loss)     $    (38,974) $       (121,009) $       (98,087) $        (70,349) $    (726,148)
   Net realized gain (loss)
      on investments                    (164,146)         (293,807)        (445,938)          (20,834)    (5,187,664)
   Net change in unrealized
      appreciation (depreciation)
      on investments                  (1,231,137)       (3,166,923)     (10,509,466)       (2,083,506)   (25,524,606)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from operations             (1,434,257)       (3,581,739)     (11,053,491)       (2,174,689)   (31,438,418)
                                    ------------  ----------------  ---------------  ----------------  -------------

Contract transactions (1)
   Purchase payments (Note 4)            380,939           665,813        1,629,737           905,601      7,302,660
   Surrenders and terminations          (134,330)         (787,665)      (2,162,693)         (171,757)    (2,821,665)
   Transfers between portfolios        4,205,571        (1,033,844)       3,253,641           311,024     (5,845,611)
   Net annuitization transactions             --                --               --                --             --
   Policyholder charges (Note 3)          (1,544)          (11,504)         (23,286)           (2,854)       (62,266)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                        4,450,636        (1,167,200)       2,697,399         1,042,014     (1,426,882)
                                    ------------  ----------------  ---------------  ----------------  -------------
Net increase (decrease) in net
   assets                              3,016,379        (4,748,939)      (8,356,092)       (1,132,675)   (32,865,300)
Net assets beginning of period         1,146,198         9,734,956       26,806,512         4,010,830     66,341,459
                                    ------------  ----------------  ---------------  ----------------  -------------
Net assets end of period            $  4,162,577  $      4,986,017  $    18,450,420  $      2,878,155  $  33,476,159
----------------------------------  ============  ================  ===============  ================  =============

1 Contract unit transactions
Units Outstanding at
   December 31, 2007                     129,926           547,863        1,795,187           587,409      3,766,869

      Units Issued                       765,946           103,280          743,215           513,062      2,176,726
      Units Redeemed                    (207,078)         (178,079)        (597,417)         (342,016)    (2,273,938)
                                    ------------  ----------------  ---------------  ----------------  -------------
Units Outstanding at
   December 31, 2008                     688,794           473,064        1,940,985           758,455      3,669,657
                                    ============  ================  ===============  ================  =============

                                                       JNL/
                                                    Oppenheimer      JNL/PAM        JNL/PAM      JNL/PIMCO
                                       JNL/MCM     Global Growth  Asia ex-Japan   China-India   Real Return
                                    VIP Portfolio    Portfolio     Portfolio(a)   Portfolio(a)   Portfolio
                                    -------------  -------------  -------------  -------------  -----------
Operations
   Net investment income (loss)     $     (31,866) $     (52,925) $       1,813  $     (13,257) $    (3,642)
   Net realized gain (loss)
      on investments                    2,925,634        769,602       (104,701)      (144,333)      80,661
   Net change in unrealized
      appreciation (depreciation)
      on investments                  (10,817,829)    (7,808,170)      (305,012)      (578,391)  (2,169,399)
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets from operations              (7,924,061)    (7,091,493)      (407,900)      (735,981)  (2,092,380)
                                    -------------  -------------  -------------  -------------  -----------

Contract transactions (1)
   Purchase payments (Note 4)           1,449,159      2,117,863        322,974        895,407    4,913,604
   Surrenders and terminations           (790,156)    (1,128,110)       (13,134)       (31,987)  (1,067,328)
   Transfers between portfolios          (544,468)    (1,463,796)       595,488        954,186   10,897,114
   Net annuitization transactions              --             --             --             --           --
   Policyholder charges (Note 3)          (13,579)       (16,285)           (31)          (610)     (16,401)
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets from contract
   transactions                           100,956       (490,328)       905,297      1,816,996   14,726,989
                                    -------------  -------------  -------------  -------------  -----------
Net increase (decrease) in net
   assets                              (7,823,105)    (7,581,821)       497,397      1,081,015   12,634,609
Net assets beginning of period         18,042,428     17,153,182             --             --    3,151,793
                                    -------------  -------------  -------------  -------------  -----------
Net assets end of period            $  10,219,323  $   9,571,361  $     497,397  $   1,081,015  $15,786,402
----------------------------------  =============  =============  =============  ============   ===========

(1) Contract unit transactions
Units Outstanding at
   December 31, 2007                    1,261,752      1,147,633             --             --      288,688

      Units Issued                        243,277        386,183        173,116        357,782    2,713,797
      Units Redeemed                     (237,103)      (436,248)       (69,434)       (99,045)  (1,472,549)
                                    -------------  -------------  -------------  -------------  -----------
Units Outstanding at
   December 31, 2008                    1,267,926      1,097,568        103,682        258,737    1,529,936
                                    =============  =============  =============  =============  ===========


(a)   Commencement of operations March 31, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                   JNL/           JNL/            JNL/           JNL/
                                                 JNL/PIMCO     PPM America    PPM America     PPM America     PPM America
                                                Total Return   Core Equity     High Yield    Mid Cap Value  Small Cap Value
                                               Bond Portfolio   Portfolio    Bond Portfolio   Portfolio(a)    Portfolio(a)
                                               --------------  ------------  --------------  -------------  ---------------
Operations
   Net investment income (loss)                $    1,047,119  $    (24,163) $    1,035,699  $        (605) $        (1,665)
   Net realized gain (loss) on investments          1,618,838      (177,554)     (1,430,062)      (112,299)         (82,498)
   Net change in unrealized appreciation
      (depreciation) on investments                (3,422,988)     (696,273)     (4,537,747)       (89,145)         (86,274)
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets
   from operations                                   (757,031)     (897,990)     (4,932,110)      (202,049)        (170,437)
                                               --------------  ------------  --------------  -------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                       7,025,623        47,123       1,346,238        110,759          127,061
   Surrenders and terminations                     (3,108,564)     (325,974)     (2,164,625)       (25,087)          (4,876)
   Transfers between portfolios                     2,668,074      (177,847)        (46,575)       304,801          214,707
   Net annuitization transactions                          --            --              --             --               --
   Policyholder charges (Note 3)                      (43,192)       (1,719)        (22,546)          (482)            (130)
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                            6,541,941      (458,417)       (887,508)       389,991          336,762
                                               --------------  ------------  --------------  -------------  ---------------
Net increase (decrease) in net assets               5,784,910    (1,356,407)     (5,819,618)       187,942          166,325

Net assets beginning of period                     34,091,669     2,464,921      17,379,196             --               --
                                               --------------  ------------  --------------  -------------  ---------------
Net assets end of period                       $   39,876,579  $  1,108,514  $   11,559,578  $     187,942  $       166,325
--------------------------------------------   ==============  ============  ==============  =============  ===============

(1) Contract unit transactions
    Units Outstanding at December 31, 2007          2,360,679       201,111       1,327,566             --               --

         Units Issued                               1,441,269        17,254         481,953         60,812           54,296
         Units Redeemed                            (1,020,215)      (67,294)       (503,884)       (27,412)         (27,639)
                                               --------------  ------------  --------------  -------------  ---------------
Units Outstanding at December 31, 2008              2,781,733       151,071       1,305,635         33,400           26,657
                                               ==============  ============  ==============  =============  ===============

                                                     JNL/           JNL/                      JNL/S&P
                                                 PPM America  Red Rocks Listed               Competitive      JNL/S&P
                                                Value Equity   Private Equity    JNL/S&P 4    Advantage     Disciplined
                                                  Portfolio     Portfolio(b)     Portfolio    Portfolio   Growth Portfolio
                                                ------------  ----------------  -----------  -----------  ----------------
Operations
   Net investment income (loss)                 $     27,859  $            715  $   (86,017) $   (16,699) $            573
   Net realized gain (loss) on investments           224,966              (107)    (183,365)     (62,684)          (13,247)
   Net change in unrealized appreciation
      (depreciation) on investments               (2,265,646)          (14,459)  (2,353,070)    (844,231)         (454,553)
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets
   from operations                                (2,012,821)          (13,851)  (2,622,452)    (923,614)         (467,227)
                                                ------------  ----------------  -----------  -----------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)                         53,845           231,120    7,244,017      362,594           707,816
   Surrenders and terminations                      (569,711)             (428)    (112,233)    (129,847)          (20,536)
   Transfers between portfolios                      120,659            20,946    4,575,768      235,417            81,599
   Net annuitization transactions                         --                --           --           --                --
   Policyholder charges (Note 3)                      (3,980)               --       (1,077)      (1,228)             (665)
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets from
   contract transactions                            (399,187)          251,638   11,706,475      466,936           768,214
                                                ------------  ----------------  -----------  -----------  ----------------
Net increase (decrease) in net assets             (2,412,008)          237,787    9,084,023     (456,678)          300,987

Net assets beginning of period                     4,475,386                --       82,535    2,620,327           776,656
                                                ------------  ----------------  -----------  -----------  ----------------
Net assets end of period                        $  2,063,378  $        237,787  $ 9,166,558  $ 2,163,649  $      1,077,643
---------------------------------------------   ============  ================  ===========  ===========  ================

(1) Contract unit transactions
    Units Outstanding at December 31, 2007           358,155                --        8,321      264,384            74,049

         Units Issued                                 31,988            40,238    1,521,222       73,662           113,786
         Units Redeemed                              (85,151)              (74)    (155,745)     (22,965)          (16,130)
                                                ------------  ----------------  -----------  -----------  ----------------
Units Outstanding at December 31, 2008               304,992            40,164    1,373,798      315,081           171,705
                                                ============  ================  ===========  ===========  ================

(a)   Commencement of operations March 31, 2008.

(b)   Commencement of operations October 6, 2008.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                                JNL/S&P          JNL/S&P           JNL/S&P
                                             JNL/S&P          Disciplined     Dividend Income      Growth              JNL/S&P
                                           Disciplined         Moderate         & Growth          Retirement       Intrinsic Value
                                        Moderate Portfolio  Growth Portfolio    Portfolio      Strategy Portfolio     Portfolio
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Operations
   Net investment income (loss)         $           (6,483) $         (5,741) $        20,693  $            4,463  $           993
   Net realized gain (loss) on
      investments                                  (80,910)         (100,279)         (11,449)            (51,972)           4,719
   Net change in unrealized
      appreciation (depreciation)
      on investments                              (515,378)       (1,110,338)        (184,731)            (28,577)         (33,233)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net assets
   from operations                                (602,771)       (1,216,358)        (175,487)            (76,086)         (27,521)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                    1,586,167         2,155,497        1,131,172              25,151          203,637
   Surrenders and terminations                     (88,163)          (64,159)          (8,893)           (217,164)          (1,203)
   Transfers between portfolios                    311,603           307,787          163,370                (172)          39,056
   Net annuitization transactions                       --                --               --                  --               --
   Policyholder charges (Note 3)                       (73)             (395)             (25)            (13,313)              (2)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net
   assets from contract transactions             1,809,534         2,398,730        1,285,624            (205,498)         241,488
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net increase (decrease) in net assets            1,206,763         1,182,372        1,110,137            (281,584)         213,967

Net assets beginning of period                     980,093         1,784,717          123,580             348,394               --
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Net assets end of period                $        2,186,856  $      2,967,089  $     1,233,717  $           66,810  $       213,967
--------------------------------------  ==================  ================  ===============  ==================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              93,356           170,063           12,655              32,626               --

         Units Issued                              268,731           339,483          168,342               2,414           51,445
         Units Redeemed                            (74,084)          (69,174)          (7,639)            (25,826)         (17,219)
                                        ------------------  ----------------  ---------------  ------------------  ---------------
Units Outstanding at December 31, 2008             288,003           440,372          173,358               9,214           34,226
                                        ==================  ================  ===============  ==================  ===============

                                               JNL/            JNL/                            JNL/            JNL/
                                           S&P Managed     S&P Managed         JNL/        S&P Managed     S&P Managed
                                            Aggressive     Conservative    S&P Managed       Moderate        Moderate
                                         Growth Portfolio   Portfolio    Growth Portfolio   Portfolio    Growth Portfolio
                                         ----------------  ------------  ----------------  ------------  ----------------
Operations
   Net investment income (loss)          $       (803,766) $    700,734  $     (1,110,452) $    985,409  $        415,757
   Net realized gain (loss) on
      investments                               4,471,534        13,674         3,459,287       241,017         1,434,164
   Net change in unrealized
      appreciation (depreciation)
      on investments                          (27,868,050)   (5,461,486)      (40,847,002)  (13,299,497)      (33,453,549)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets
   from operations                            (24,200,282)   (4,747,078)      (38,498,167)  (12,073,071)      (31,603,628)
                                         ----------------  ------------  ----------------  ------------  ----------------

Contract transactions (1)
   Purchase payments (Note 4)                   8,196,610     6,673,459        11,019,899    13,134,862        14,521,080
   Surrenders and terminations                 (5,270,830)   (1,941,704)       (8,135,053)   (2,652,851)       (7,439,735)
   Transfers between portfolios               (10,447,993)    8,123,845        (8,915,273)    2,748,159       (13,314,047)
   Net annuitization transactions                      --            --                --            --                --
   Policyholder charges (Note 3)                  (77,344)      (22,694)         (125,066)      (40,347)          (87,541)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net
   assets from contract transactions           (7,599,557)   12,832,906        (6,155,493)   13,189,823        (6,320,243)
                                         ----------------  ------------  ----------------  ------------  ----------------
Net increase (decrease) in net assets         (31,799,839)    8,085,828       (44,653,660)    1,116,752       (37,923,871)

Net assets beginning of period                 67,327,185    21,481,421       108,086,353    42,576,985       113,847,752
                                         ----------------  ------------  ----------------  ------------  ----------------
Net assets end of period                 $     35,527,346  $ 29,567,249  $     63,432,693  $ 43,693,737  $     75,923,881
--------------------------------------   ================  ============  ================  ============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2007          4,383,355     1,848,231         6,945,747     3,435,708         7,641,636

         Units Issued                           1,689,103     1,880,450         2,497,035     2,434,381         1,841,289
         Units Redeemed                        (2,243,375)     (732,361)       (3,097,987)   (1,322,456)       (2,372,219)
                                         ----------------  ------------  ----------------  ------------  ----------------
Units Outstanding at December 31, 2008          3,829,083     2,996,320         6,344,795     4,547,633         7,110,706
                                         ================  ============  ================  ============  ================

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                  JNL/S&P            JNL/S&P
                                              Moderate Growth       Moderate          JNL/S&P          JNL/S&P          JNL/S&P
                                                Retirement         Retirement     Retirement 2015  Retirement 2020  Retirement 2025
                                            Strategy Portfolio Strategy Portfolio    Portfolio        Portfolio        Portfolio
                                            ------------------ ------------------ ---------------  ---------------  ----------------
Operations
   Net investment income (loss)             $               -- $               -- $       (10,526) $        (5,322) $        (1,534)
   Net realized gain (loss) on investments                  --                 --          12,858          (53,755)          22,377
   Net change in unrealized appreciation
      (depreciation) on investments                         --                 --        (688,727)        (417,775)        (261,891)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net increase (decrease) in net assets
   from operations                                          --                 --        (686,395)        (476,852)        (241,048)
                                            ------------------ ------------------ ---------------  ---------------  ---------------

Contract transactions (1)
   Purchase payments (Note 4)                               --                 --         678,368          290,162          300,059
   Surrenders and terminations                              --                 --         (55,984)         (23,842)         (14,881)
   Transfers between portfolios                             --                 --         480,313          (18,161)         (67,997)
   Net annuitization transactions                           --                 --              --               --               --
   Policyholder charges (Note 3)                            --                 --            (277)            (121)            (761)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                                    --                 --       1,102,420          248,038          216,420
                                            ------------------ ------------------ ---------------  ---------------  ---------------

Net increase (decrease) in net assets                       --                 --         416,025         (228,814)         (24,628)

Net assets beginning of period                              --                 --       1,527,379        1,179,322          729,960
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Net assets end of period                    $               -- $               -- $     1,943,404  $       950,508  $       705,332
------------------------------------------  ================== ================== ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2007                      --                 --         131,482          100,201           61,266

      Units Issued                                          --                 --         156,848           57,029           46,975
      Units Redeemed                                        --                 --         (45,067)         (34,012)         (14,790)
                                            ------------------ ------------------ ---------------  ---------------  ---------------
Units Outstanding at December 31, 2008                      --                 --         243,263          123,218           93,451
                                            ================== ================== ===============  ===============  ===============

                                                  JNL/
                                             S&P Retirement     JNL/S&P      JNL/Select     JNL/Select        JNL/
                                                 Income       Total Yield     Balanced     Money Market   Select Value
                                                Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                             --------------   -----------   ------------   ------------   ------------
Operations
   Net investment income (loss)              $      (14,139)  $    42,165   $    146,042   $    102,692   $   (186,324)
   Net realized gain (loss) on investments          (13,443)     (256,554)       244,481             --       (772,729)
   Net change in unrealized appreciation
      (depreciation) on investments                (739,409)   (2,272,621)    (4,470,538)            --     (3,153,348)
                                             --------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from operations                                 (766,991)   (2,487,010)    (4,080,015)       102,692     (4,112,401)
                                             --------------   -----------   ------------   ------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                       600,520       133,724      3,299,255     15,901,469      1,107,293
   Surrenders and terminations                     (183,666)     (127,173)    (1,573,205)   (11,051,659)      (624,752)
   Transfers between portfolios                    (287,571)    7,323,902        187,220      5,770,123     (1,211,112)
   Net annuitization transactions                        --            --         (6,645)            --             --
   Policyholder charges (Note 3)                     (1,575)       (1,358)       (17,452)      (162,546)       (10,622)
                                             --------------   -----------   ------------   ------------   ------------
Net increase (decrease) in net assets from
   contract transactions                            127,708     7,329,095      1,889,173     10,457,387       (739,193)
                                             --------------   -----------   ------------   ------------   ------------

Net increase (decrease) in net assets              (639,283)    4,842,085     (2,190,842)    10,560,079     (4,851,594)

Net assets beginning of period                    3,669,156            --     17,514,738     23,711,325     13,500,985
                                             --------------   -----------   ------------   ------------   ------------
Net assets end of period                     $    3,029,873   $ 4,842,085   $ 15,323,896   $ 34,271,404   $  8,649,391
------------------------------------------   ==============   ===========   ============   ============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007              330,007            --        724,309      1,915,623        620,956

      Units Issued                                  137,714       933,945        258,276      4,178,518        282,711
      Units Redeemed                               (129,398)     (172,023)      (208,682)    (3,354,252)      (296,757)
                                             --------------   -----------   ------------   ------------   ------------
Units Outstanding at December 31, 2008              338,323       761,922        773,903      2,739,889        606,910
                                             ==============   ===========   ============   ============   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

                                                 JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                             Price Established     Price Mid-Cap     Price Value
                                              Growth Portfolio   Growth Portfolio     Portfolio
                                             -----------------   ----------------   ------------
Operations
   Net investment income (loss)              $        (463,102)  $       (476,692)  $     61,040
   Net realized gain (loss) on investments            (741,633)           (33,251)     1,552,804
   Net change in unrealized appreciation
      (depreciation) on investments                (15,010,456)       (14,397,375)   (13,854,548)
                                             -----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                                 (16,215,191)       (14,907,318)   (12,240,704)
                                             -----------------   ----------------   ------------

Contract transactions (1)
   Purchase payments (Note 4)                        2,568,162          4,006,236      1,672,956
   Surrenders and terminations                      (2,802,321)        (2,451,407)    (1,919,420)
   Transfers between portfolios                        (42,870)        (6,154,114)    (1,280,814)
   Net annuitization transactions                           --                 --             --
   Policyholder charges (Note 3)                       (25,590)           (34,969)       (18,630)
                                             -----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                              (302,619)        (4,634,254)    (1,545,908)
                                             -----------------   ----------------   ------------

Net increase (decrease) in net assets              (16,517,810)       (19,541,572)   (13,786,612)

Net assets beginning of period                      37,428,871         39,876,482     31,075,240
                                             -----------------   ----------------   ------------
Net assets end of period                     $      20,911,061   $     20,334,910   $ 17,288,628
-----------------------------------------    =================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2007               1,502,610          1,025,330      1,964,634

      Units Issued                                     201,080            236,647        304,326
      Units Redeemed                                  (308,393)          (394,413)      (413,115)
                                             -----------------   ----------------   ------------
Units Outstanding at December 31, 2008               1,395,297            867,564      1,855,845
                                             =================   ================   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/AIM           JNL/AIM        JNL/AIM         JNL/AIM
                                              International       Large Cap     Real Estate      Small Cap          JNL/Alger
                                            Growth Portfolio  Growth Portfolio   Portfolio   Growth Portfolio  Growth Portfolio(b)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Operations
   Net investment income (loss)             $         (1,040) $        (93,540) $    74,963  $        (61,357) $           (20,241)
   Net realized gain (loss) on investments           556,631           546,955      335,727           600,013              983,245
   Net change in unrealized appreciation
      (depreciation) on investments                  126,731           367,499   (2,477,369)         (187,063)            (465,570)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets
   from operations                                   682,322           820,914   (2,066,679)          351,593              497,434
                                            ----------------  ----------------  -----------  ----------------  -------------------

Contract transactions (1)
   Purchase payments (Note 4)                      3,817,674         1,017,600    3,695,933           852,070              137,601
   Surrenders and terminations                      (970,294)         (449,330)    (607,051)         (443,484)            (369,860)
   Transfers between portfolios                    2,708,382           (19,506)  (1,800,278)         (809,563)          (6,520,553)
   Net annuitization transactions                         --                --           --                --                   --
   Policyholder charges (Note 3)                      (7,507)           (7,931)     (12,119)           (7,198)              (1,954)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                           5,548,255           540,833    1,276,485          (408,175)          (6,754,766)
                                            ----------------  ----------------  -----------  ----------------  -------------------

Net increase (decrease) in net assets              6,230,577         1,361,747     (790,194)          (56,582)          (6,257,332)

Net assets beginning of period                     8,156,725         6,041,765    7,640,135         3,987,004            6,257,332
                                            ----------------  ----------------  -----------  ----------------  -------------------
Net assets end of period                    $     14,387,302  $      7,403,512  $ 6,849,941  $      3,930,422  $                --
------------------------------------------  ================  ================  ===========  ================  ===================

(1) Contract unit transactions
Units Outstanding at December 31, 2006               519,421           496,536      493,717           286,654              482,366

      Units Issued                                   503,437           160,041      799,285           131,238               13,709
      Units Redeemed                                (207,082)         (121,196)    (763,244)         (160,115)            (496,075)
                                            ----------------  ----------------  -----------  ----------------  -------------------
Units Outstanding at December 31, 2007               815,776           535,381      529,758           257,777                   --
                                            ================  ================  ===========  ================  ===================

                                          JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                        Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                            Balanced         Diversified     International Small  Growth Equity      Resources
                                           Portfolio     Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(a)
                                        ---------------  ------------------  -------------------  -------------  ------------------
Operations
   Net investment income (loss)         $        90,889  $          (37,883) $              (170) $    (142,433) $        (187,788)
   Net realized gain (loss) on
      investments                             1,205,914             (38,808)                (100)        39,791            294,214
   Net change in unrealized
      appreciation (depreciation)
      on investments                           (710,069)            737,185               (1,250)       670,450          2,042,724
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets
   from operations                              586,734             660,494               (1,520)       567,808          2,149,150
                                        ---------------  ------------------  -------------------  -------------  -----------------

Contract transactions (1)
   Purchase payments (Note 4)                 2,178,481             863,343               31,208      1,448,592          3,492,318
   Surrenders and terminations               (1,188,590)           (817,736)                  --       (929,168)          (339,046)
   Transfers between portfolios                 722,260           1,409,363              125,175        794,859         16,857,013
   Net annuitization transactions                    --                  --                   --             --                 --
   Policyholder charges (Note 3)                (13,512)             (3,770)                  --         (8,854)            (2,125)
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net increase (decrease) in net assets
   from contract transactions                 1,698,639           1,451,200              156,383      1,305,429         20,008,160
                                        ---------------  ------------------  -------------------  -------------  -----------------

Net increase (decrease) in net assets         2,285,373           2,111,694              154,863      1,873,237         22,157,310

Net assets beginning of period               10,268,216           3,675,647                   --      7,526,107                 --
                                        ---------------  ------------------  -------------------  -------------  -----------------
Net assets end of period                $    12,553,589  $        5,787,341  $           154,863  $   9,399,344  $      22,157,310
--------------------------------------  ===============  ==================  ===================  =============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006          858,919             273,227                   --        528,082                 --

      Units Issued                              417,730             112,051               17,097        161,245          1,993,268
      Units Redeemed                           (286,580)            (86,233)              (1,384)      (152,708)          (370,782)
                                        ---------------  ------------------  -------------------  -------------  -----------------
Units Outstanding at December 31, 2007          990,069             299,045               15,713        536,619          1,622,486
                                        ===============  ==================  ===================  =============  =================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/                                                         JNL/Franklin
                                    Credit Suisse   JNL/Eagle      JNL/Eagle        JNL/Franklin       Templeton
                                      Long/Short   Core Equity  SmallCap Equity  Templeton Founding  Global Growth
                                     Portfolio(a)   Portfolio      Portfolio     Strategy Portfolio   Portfolio(a)
                                    -------------  -----------  ---------------  ------------------  -------------
Operations
   Net investment income (loss)     $      (6,332) $     8,090  $        31,474  $         (267,595) $     (11,683)
   Net realized gain (loss) on
      investments                            (751)     772,487        1,583,641            (105,376)       (12,355)
   Net change in unrealized
      appreciation (depreciation)
      on investments                        3,577     (822,157)      (1,018,641)           (763,710)      (208,297)
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets from operations                  (3,506)     (41,580)         596,474          (1,136,681)      (232,335)
                                    -------------  -----------  ---------------  ------------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)             225,852      201,731        1,834,403          27,725,063      1,590,011
   Surrenders and terminations             (4,384)    (464,716)        (670,899)           (504,503)      (102,182)
   Transfers between portfolios           299,710     (176,484)        (305,389)         10,427,772      3,486,082
   Net annuitization transactions              --           --               --                  --             --
   Policyholder charges (Note 3)               (3)      (4,637)          (8,501)             (4,464)        (1,788)
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets from contract
   transactions                           521,175     (444,106)         849,614          37,643,868      4,972,123
                                    -------------  -----------  ---------------  ------------------  -------------
Net increase (decrease) in net
   assets                                 517,669     (485,686)       1,446,088          36,507,187      4,739,788
Net assets beginning of period                 --    4,579,914        5,301,358                  --             --
                                    -------------  -----------  ---------------  ------------------  -------------
Net assets end of period            $     517,669  $ 4,094,228  $     6,747,446  $       36,507,187  $   4,739,788
----------------------------------  =============  ===========  ===============  ==================  =============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                           --      314,335          272,762                  --             --

      Units Issued                        128,746       35,049          200,582           4,214,478        530,075
      Units Redeemed                      (80,238)     (63,567)        (177,230)           (536,849)       (50,770)
                                    -------------  -----------  ---------------  ------------------  -------------
Units Outstanding at
   December 31, 2007                       48,508      285,817          296,114           3,677,629        479,305
                                    =============  ===========  ===============  ==================  =============

                                                                          JNL/Franklin        JNL/            JNL/
                                      JNL/Franklin      JNL/Franklin       Templeton      Goldman Sachs   Goldman Sachs
                                        Templeton     Templeton Mutual     Small Cap        Core Plus        Mid Cap
                                    Income Portfolio  Shares Portfolio  Value Portfolio  Bond Portfolio  Value Portfolio
                                    ----------------  ----------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)     $        516,772  $        (66,264) $        27,210  $      248,430  $        10,029
   Net realized gain (loss) on
      investments                            142,553           (24,492)         125,401         128,151          330,908
   Net change in unrealized
      appreciation (depreciation)
      on investments                      (1,212,982)         (223,209)        (496,777)        310,137         (466,163)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets from operations                   (553,657)         (313,965)        (344,166)        686,718         (125,226)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)             11,087,254         5,831,097        1,199,833       3,663,106        1,880,846
   Surrenders and terminations            (1,856,852)         (136,580)        (176,701)       (905,773)        (205,245)
   Transfers between portfolios           14,183,732         1,782,722          219,400       1,200,804          866,944
   Net annuitization transactions                 --                --               --          (3,423)              --
   Policyholder charges (Note 3)             (35,771)           (1,851)          (2,094)         (8,770)          (3,798)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets from contract
   transactions                           23,378,363         7,475,388        1,240,438       3,945,944        2,538,747
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net increase (decrease) in net
   assets                                 22,824,706         7,161,423          896,272       4,632,662        2,413,521
Net assets beginning of period             5,251,010                --        1,909,317      10,766,740        1,795,542
                                    ----------------  ----------------  ---------------  --------------  ---------------
Net assets end of period            $     28,075,716  $      7,161,423  $     2,805,589  $   15,399,402  $     4,209,063
----------------------------------  ================  ================  ===============  ==============  ===============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                         484,184                --          152,350         612,829          140,902

      Units Issued                         2,816,606           824,199          255,369         437,621          803,638
      Units Redeemed                        (715,136)          (98,056)        (165,807)       (223,606)        (617,850)
                                    ----------------  ----------------  ---------------  --------------  ---------------
Units Outstanding at
   December 31, 2007                       2,585,654           726,143          241,912         826,844          326,690
                                    ================  ================  ===============  ==============  ===============

(a) Commencement of operations January 16, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                         JNL/                                        JNL/JPMorgan
                                     Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan  U.S. Government     JNL/Lazard
                                    Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                    Bond Portfolio  Value Portfolio    Portfolio       Portfolio         Portfolio
                                    --------------  ---------------  -------------  ---------------  ----------------
Operations
   Net investment income (loss)     $       48,850  $     1,039,630  $     (97,964) $       170,316  $        (70,190)
   Net realized gain (loss) on
      investments                           42,501        2,974,738        (98,572)         124,547           307,509
   Net change in unrealized
      appreciation (depreciation)
      on investments                       (14,900)      (2,084,497)       482,465          128,705           753,815
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from operations                   76,451        1,929,871        285,929          423,568           991,134
                                    --------------  ---------------  -------------  ---------------  ----------------
Contract transactions (1)
   Purchase payments (Note 4)            1,322,030        7,870,665        523,884        2,233,654         3,722,819
   Surrenders and terminations            (113,804)      (1,581,760)    (1,135,239)      (1,251,590)         (153,757)
   Transfers between portfolios            884,128        3,763,777      2,626,848            1,204         4,003,790
   Net annuitization transactions               --               --         (4,173)          (3,243)               --
   Policyholder charges (Note 3)              (582)         (20,288)        (7,995)         (13,681)           (2,445)
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets from contract
   transactions                          2,091,772       10,032,394      2,003,325          966,344         7,570,407
                                    --------------  ---------------  -------------  ---------------  ----------------
Net increase (decrease) in net
   assets                                2,168,223       11,962,265      2,289,254        1,389,912         8,561,541
Net assets beginning of period           1,442,817       16,995,366      5,617,423        8,591,021         1,500,895
                                    --------------  ---------------  -------------  ---------------  ----------------
Net assets end of period            $    3,611,040  $    28,957,631  $   7,906,677  $     9,980,933  $     10,062,436
----------------------------------  ==============  ===============  =============  ===============  ================

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                       141,645        1,056,028        429,093          614,973           138,119

      Units Issued                         525,829        1,570,687        189,146          510,522           768,133
      Units Redeemed                      (323,103)        (951,534)      (131,914)        (466,400)         (190,871)
                                    --------------  ---------------  -------------  ---------------  ----------------
Units Outstanding at
   December 31, 2007                       344,371        1,675,181        486,325          659,095           715,381
                                    ==============  ===============  =============  ===============  ================

                                       JNL/Lazard       JNL/Lazard        JNL/MCM                      JNL/MCM
                                        Mid Cap          Small Cap        10 x 10       JNL/MCM      Bond Index
                                    Value Portfolio  Value Portfolio  Portfolio(a)   25 Portfolio    Portfolio
                                    ---------------  ---------------   ------------  -------------  ------------
Operations
   Net investment income (loss)     $       461,347  $       188,482  $    (28,349) $    (101,017) $    502,318
   Net realized gain (loss) on
      investments                         1,400,204          361,191           261      1,625,009        63,122
   Net change in unrealized
      appreciation (depreciation)
      on investments                     (2,578,376)      (1,252,627)     (211,878)    (1,681,100)      293,603
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets from operations                  (716,825)        (702,954)     (239,966)      (157,108)      859,043
                                    ---------------  ---------------  ------------  -------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)             2,840,044        1,953,207     4,347,720      2,121,938     4,782,990
   Surrenders and terminations             (780,426)        (650,519)      (90,176)    (1,364,269)     (748,197)
   Transfers between portfolios             373,913          (49,210)    2,734,956    (11,621,275)    1,166,415
   Net annuitization transactions           (17,803)         (12,810)           --         (7,033)           --
   Policyholder charges (Note 3)             (8,871)          (6,526)       (1,209)       (20,995)       (5,852)
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets from contract
   transactions                           2,406,857        1,234,142     6,991,291    (10,891,634)    5,195,356
                                    ---------------  ---------------  ------------  -------------  ------------
Net increase (decrease) in net
   assets                                 1,690,032          531,188     6,751,325    (11,048,742)    6,054,399
Net assets beginning of period           10,578,188        7,425,534            --     25,126,485    15,092,128
                                    ---------------  ---------------  ------------  -------------  ------------
Net assets end of period            $    12,268,220  $     7,956,722  $  6,751,325  $  14,077,743  $ 21,146,527
----------------------------------  ===============  ===============  ============  =============  ============

(1) Contract unit transactions
Units Outstanding at
   December 31, 2006                        540,995          448,004            --      2,053,343     1,354,741

      Units Issued                          271,938          183,174       751,018        306,165       640,130
      Units Redeemed                       (165,218)        (109,619)      (62,430)    (1,153,676)     (180,721)
                                    ---------------  ---------------  ------------  -------------  ------------
Units Outstanding at
   December 31, 2007                        647,715          521,559       688,588      1,205,832     1,814,150
                                    ===============  ===============  ============  =============  ============

(a) Commencement of operations April 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                                             Communications    Consumer Brands        Dow 10       Dow Dividend     Dow Dividend
                                            Sector Portfolio  Sector Portfolio  Portfolio (NY)(b)  Portfolio(c)  Portfolio (NY)(d)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Operations
   Net investment income (loss)             $        103,861  $         (8,924) $        (154,646) $    (29,663) $        (340,900)
   Net realized gain (loss) on investments           375,495            51,821          6,541,242        (6,057)           726,571
   Net change in unrealized appreciation
      (depreciation) on investments                 (477,636)         (144,822)        (5,092,543)   (1,121,685)        (1,646,133)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets
   from operations                                     1,720          (101,925)         1,294,053    (1,157,405)        (1,260,462)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Contract transactions (1)
   Purchase payments (Note 4)                      1,460,018           314,051          1,918,834       485,831          8,849,979
   Surrenders and terminations                      (147,223)          (35,039)          (426,317)      (47,351)          (616,144)
   Transfers between portfolios                      458,873           128,311        (28,661,652)   20,400,745        (22,761,197)
   Net annuitization transactions                         --                --                 --            --                 --
   Policyholder charges (Note 3)                      (2,031)             (461)            (3,761)          (96)            (7,983)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets from
   contract transactions                           1,769,637           406,862        (27,172,896)   20,839,129        (14,535,345)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net increase (decrease) in net assets              1,771,357           304,937        (25,878,843)   19,681,724        (15,795,807)
Net assets beginning of period                     2,349,657           737,434         25,878,843            --         15,795,807
                                            ----------------  ----------------  -----------------  ------------  -----------------
Net assets end of period                    $      4,121,014  $      1,042,371  $              --  $ 19,681,724  $              --
------------------------------------------  ================  ================  =================  ============  =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006               360,046            63,941          1,577,315            --          1,337,996
      Units Issued                                   743,433            54,299            267,513     1,912,070          1,524,840
      Units Redeemed                                (447,076)          (17,757)        (1,844,828)      (22,494)        (2,862,836)
                                            ----------------  ----------------  -----------------  ------------  -----------------
Units Outstanding at December 31, 2007               656,403           100,483                 --     1,889,576                 --
                                            ================  ================  =================  ============  =================

                                               JNL/MCM
                                               Enhanced           JNL/MCM          JNL/MCM            JNL/MCM         JNL/MCM
                                              S&P 500 Stock     Financial          Global 15         Healthcare       Index 5
                                            Index Portfolio  Sector Portfolio  Portfolio (NY)(b)  Sector Portfolio  Portfolio(a)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Operations

   Net investment income (loss)             $       (54,440) $         (3,509) $        (263,259) $        (62,318) $    (17,487)
   Net realized gain (loss) on investments          346,868           148,272         13,523,470           332,373       (91,142)
   Net change in unrealized appreciation
      (depreciation) on investments                (355,395)         (689,931)       (10,582,665)           (9,518)      (34,697)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets
   from operations                                  (62,967)         (545,168)         2,677,546           260,537      (143,326)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)                       645,982         1,015,309          3,617,722         1,142,081     2,005,775
   Surrenders and terminations                     (278,950)         (116,584)          (786,430)         (394,865)      (27,603)
   Transfers between portfolios                     447,745           623,262        (43,857,510)          112,666       147,505
   Net annuitization transactions                    (3,855)               --                 --            (3,383)           --
   Policyholder charges (Note 3)                     (3,551)           (1,082)            (7,362)           (8,893)         (523)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets from
   contract transactions                            807,371         1,520,905        (41,033,580)          847,606     2,125,154
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net increase (decrease) in net assets               744,404           975,737        (38,356,034)        1,108,143     1,981,828
Net assets beginning of period                    3,858,463         1,974,473         38,356,034         4,998,651            --
                                            ---------------  ----------------  -----------------  ----------------  ------------
Net assets end of period                    $     4,602,867  $      2,950,210  $              --  $      6,106,794  $  1,981,828
------------------------------------------  ===============  ================  =================  ================  ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006              393,264           138,828          1,676,994           433,427            --
      Units Issued                                  865,781           289,409            467,942           211,359       415,612
      Units Redeemed                               (793,796)         (173,609)        (2,144,936)         (144,773)     (215,109)
                                            ---------------  ----------------  -----------------  ----------------  ------------
Units Outstanding at December 31, 2007              465,249           254,628                 --           500,013       200,503
                                            ===============  ================  =================  ================  ============

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/MCM        JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                                             International      JNL 5       JNL Optimized      Nasdaq 15       Nasdaq 25
                                            Index Portfolio  Portfolio       5 Portfolio   Portfolio (NY)(d)  Portfolio(c)
                                            ---------------  -------------  -------------  -----------------  ------------
Operations
   Net investment income (loss)             $       469,252  $   1,735,969  $     177,243   $        (62,289) $     (7,475)
   Net realized gain (loss) on investments        1,881,995      8,464,714        853,155            761,232         9,735
   Net change in unrealized appreciation
      (depreciation) on investments                 220,721    (19,241,953)       207,975           (227,679)      155,959
                                            ---------------  -------------  -------------  -----------------  ------------
Net increase (decrease) in net assets
   from operations                                2,571,968     (9,041,270)     1,238,373            471,264       158,219
                                            ---------------  -------------  -------------  -----------------  ------------
Contract transactions (1)
   Purchase payments (Note 4)                     8,161,345    152,512,258      8,809,805          1,036,220       104,840
   Surrenders and terminations                   (2,141,362)   (14,722,855)      (724,888)          (211,223)      (28,474)
   Transfers between portfolios                   3,968,578     79,276,619      9,943,227         (4,074,669)    4,698,081
   Net annuitization transactions                        --        (62,284)            --                 --            --
   Policyholder charges (Note 3)                    (21,163)      (216,026)       (15,694)            (5,135)         (229)
                                            ---------------  -------------  -------------  -----------------  ------------
Net increase (decrease) in net assets from
   contract transactions                          9,967,398    216,787,712     18,012,450         (3,254,807)    4,774,218
                                            ---------------  -------------  -------------   ----------------  ------------
Net increase (decrease) in net assets            12,539,366    207,746,442     19,250,823         (2,783,543)    4,932,437
Net assets beginning of period                   30,700,158    203,454,376      4,683,959          2,783,543            --
                                            ---------------  -------------  -------------  -----------------  ------------
Net assets end of period                    $    43,239,524  $ 411,200,818  $  23,934,782  $              --  $  4,932,437
------------------------------------------  ===============  =============  =============  =================  ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,650,179     14,699,179        437,425            257,486            --
      Units Issued                                  860,263     20,246,565      2,521,840            218,502       424,160
      Units Redeemed                               (363,257)    (5,141,200)      (955,344)          (475,988)      (34,059)
                                            ---------------  -------------  -------------  -----------------  ------------
Units Outstanding at December 31, 2007            2,147,185     29,804,544      2,003,921                 --       390,101
                                            ===============  =============  =============  =================  ============

                                                JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM        JNL/MCM
                                           NYSE International     Oil & Gas         S&P 10           S&P 24        S&P 24
                                             25 Portfolio(a)  Sector Portfolio Portfolio (NY)(b) Portfolio(c) Portfolio (NY)(d)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Operations
   Net investment income (loss)            $          101,482 $       (146,949)$        (159,104)$       (996)$        (18,853)
   Net realized gain (loss) on investments              7,347        2,748,480         6,490,923          (18)          164,980
   Net change in unrealized appreciation
      (depreciation) on investments                    89,506        1,877,108        (5,590,565)      (9,905)          (45,920)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets
   from operations                                    198,335        4,478,639           741,254      (10,919)          100,207
                                           ------------------ ---------------- ----------------- ------------ -----------------
Contract transactions (1)
   Purchase payments (Note 4)                       2,231,955        4,863,427         1,265,354        5,640           321,299
   Surrenders and terminations                        (62,279)      (1,180,625)         (460,441)      (2,429)           (5,348)
   Transfers between portfolios                     1,668,281       (2,881,081)      (29,259,986)     612,266        (1,820,421)
   Net annuitization transactions                          --               --                --           --                --
   Policyholder charges (Note 3)                         (514)         (12,014)           (5,001)          (2)              (25)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets from
   contract transactions                            3,837,443          789,707       (28,460,074)     615,475        (1,504,495)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net increase (decrease) in net assets               4,035,778        5,268,346       (27,718,820)     604,556        (1,404,288)
Net assets beginning of period                             --       15,508,584        27,718,820           --         1,404,288
                                           ------------------ ---------------- ----------------- ------------ -----------------
Net assets end of period                   $        4,035,778 $     20,776,930 $              -- $    604,556 $              --
------------------------------------------ ================== ================ ================= ============ =================

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   -             588,373         1,543,889           --           137,456

      Units Issued                                    373,497          475,397           182,146       56,561            37,274
      Units Redeemed                                  (23,845)        (483,614)       (1,726,035)        (224)         (174,730)
                                           ------------------ ---------------- ----------------- ------------ -----------------
Units Outstanding at December 31, 2007                349,652          580,156                --       56,337                --
                                           ================== ================ ================= ============ =================

(a)   Commencement of operations April 30, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007


                                               JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                            S&P 400 MidCap      S&P 500         S&P SMid       Select Small-Cap     Small Cap
                                            Index Portfolio  Index Portfolio  60 Portfolio(a)      Portfolio     Index Portfolio
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Operations
   Net investment income (loss)             $      (175,735) $      (173,165) $        15,509  $        612,259  $      (105,902)
   Net realized gain (loss) on investments        2,950,721        1,382,100          104,778            93,054        1,842,559
   Net change in unrealized appreciation
      (depreciation) on investments              (1,420,733)        (156,473)        (104,023)       (2,227,411)      (2,882,911)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets
   from operations                                1,354,253        1,052,462           16,264        (1,522,098)      (1,146,254)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                     5,502,832        7,147,268          758,070         1,510,062        4,801,639
   Surrenders and terminations                   (1,810,738)      (3,015,728)         (17,133)       (1,144,915)      (1,455,111)
   Transfers between portfolios                     (14,031)         822,630          389,109       (10,777,121)         215,843
   Net annuitization transactions                        --            7,354               --            (3,489)              --
   Policyholder charges (Note 3)                    (18,675)         (36,340)            (112)          (15,589)         (10,809)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets from
   contract transactions                          3,659,388        4,925,184        1,129,934       (10,431,052)       3,551,562
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net increase (decrease) in net assets             5,013,641        5,977,646        1,146,198       (11,953,150)       2,405,308
Net assets beginning of period                   26,354,128       38,038,055               --        21,688,106       24,401,204
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Net assets end of period                    $    31,367,769  $    44,015,701  $     1,146,198  $      9,734,956  $    26,806,512
------------------------------------------  ===============  ===============  ===============  ================  ===============

(1) Contract unit transactions
Units Outstanding at December 31, 2006            1,734,638        3,117,960               --         1,068,431        1,561,318

      Units Issued                                  504,168          847,934          724,733           139,810          465,264
      Units Redeemed                               (278,122)        (452,003)        (594,807)         (660,378)        (231,395)
                                            ---------------  ---------------  ---------------  ----------------  ---------------
Units Outstanding at December 31, 2007            1,960,684        3,513,891          129,926           547,863        1,795,187
                                            ===============  ===============  ===============  ================  ===============
                                                                                                                  JNL/
                                                JNL/MCM           JNL/MCM         JNL/MCM                      Oppenheimer
                                               Technology       Value Line 25   Value Line 30     JNL/MCM     Global Growth
                                            Sector Portfolio  Portfolio (NY)(c)  Portfolio(b)   VIP Portfolio   Portfolio
                                            ----------------  ----------------- -------------   ------------- -------------
Operations
   Net investment income (loss)             $        (55,271) $        (861,089) $    (101,519) $     732,994  $    (102,048)
   Net realized gain (loss) on investments           230,602         13,691,371        (19,311)       971,281      1,796,258
   Net change in unrealized appreciation
      (depreciation) on investments                   97,515         (5,464,960)      (229,066)    (1,112,805)    (1,140,609)
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets
   from operations                                   272,846          7,365,322       (349,896)       591,470        553,601
                                            ----------------  -----------------  -------------  -------------  -------------
Contract transactions (1)
   Purchase payments (Note 4)                      1,049,765         11,158,742        815,510      4,265,443      4,451,359
   Surrenders and terminations                      (164,162)        (2,367,264)      (295,476)      (754,320)      (836,471)
   Transfers between portfolios                       20,853        (71,929,016)    66,177,340       (233,522)      (165,250)
   Net annuitization transactions                         --                  -             --              -         (4,615)
   Policyholder charges (Note 3)                      (2,530)           (48,647)        (6,019)       (16,642)        (9,690)
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets from
   contract transactions                             903,926        (63,186,185)    66,691,355      3,260,959      3,435,333
                                            ----------------  -----------------  -------------  -------------  -------------
Net increase (decrease) in net assets              1,176,772        (55,820,863)    66,341,459      3,852,429      3,988,934
Net assets beginning of period                     2,834,058         55,820,863             --     14,189,999     13,164,248
                                            ----------------  -----------------  -------------  -------------  -------------
Net assets end of period                    $      4,010,830  $              --   $ 66,341,459  $  18,042,428  $  17,153,182
------------------------------------------  ================  =================  =============  =============  =============

(1) Contract unit transactions
Units Outstanding at December 31, 2006               457,152          3,724,081             --      1,079,057        922,049

      Units Issued                                   372,235          2,404,978      3,841,995      1,677,404        459,649
      Units Redeemed                                (241,978)        (6,129,059)       (75,126)    (1,494,709)      (234,065)
                                            ----------------  -----------------  -------------  -------------  -------------
Units Outstanding at December 31, 2007               587,409                 --      3,766,869      1,261,752      1,147,633
                                            ================  =================  =============  =============  =============

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                  JNL/           JNL/
                                                   JNL/           JNL/PIMCO      JNL/PIMCO     PPM America   PPM America
                                                Oppenheimer      Real Return   Total Return   Core Equity    High Yield
                                            Growth Portfolio(b)  Portfolio(a)  Bond Portfolio   Portfolio   Bond Portfolio
                                            -------------------  ------------  --------------  -----------  --------------
Operations
   Net investment income (loss)             $           175,653  $    (25,852) $      961,335  $   (32,154) $    1,172,064
   Net realized gain (loss) on investments              246,700        17,572         (13,132)      49,030        (285,714)
   Net change in unrealized appreciation
      (depreciation) on investments                    (244,517)      161,817         974,843     (255,400)     (1,757,967)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets
   from operations                                      177,836       153,537       1,923,046     (238,524)       (871,617)
                                            -------------------  ------------  --------------  -----------  --------------
Contract transactions (1)
   Purchase payments (Note 4)                           163,313     1,672,221       6,726,120      239,856       5,595,296
   Surrenders and terminations                          (51,603)      (14,915)     (2,067,122)    (454,322)     (1,636,601)
   Transfers between portfolios                      (2,456,219)    1,341,020      (1,479,627)     125,146      (3,761,854)
   Net annuitization transactions                           --             --        (116,943)          --          (6,674)
   Policyholder charges (Note 3)                           (525)          (70)        (21,800)      (1,627)        (18,138)
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets from
   contract transactions                             (2,345,034)    2,998,256       3,040,628      (90,947)        172,029
                                            -------------------  ------------  --------------  -----------  --------------
Net increase (decrease) in net assets                (2,167,198)    3,151,793       4,963,674     (329,471)       (699,588)
Net assets beginning of period                        2,167,198             -      29,127,995    2,794,392      18,078,784
                                            -------------------  ------------  --------------  -----------  --------------
Net assets end of period                    $                --  $  3,151,793  $   34,091,669  $ 2,464,921  $   17,379,196
------------------------------------------  ===================  ============  ==============  ===========  ==============
(1) Contract unit transactions
Units Outstanding at December 31, 2006                  242,204            --       2,158,401      230,204       1,378,966

      Units Issued                                       30,534       393,918         994,688       28,960       1,325,360
      Units Redeemed                                   (272,738)     (105,230)       (792,410)     (58,053)     (1,376,760)
                                            -------------------  ------------  --------------  -----------  --------------
Units Outstanding at December 31, 2007                       --       288,688       2,360,679      201,111       1,327,566
                                            ===================  ============  ==============  ===========  ==============

                                                JNL/                                           JNL/S&P
                                            PPM America      JNL/Putnam                      Competitive         JNL/S&P
                                            Value Equity       Midcap           JNL/S&P 4     Advantage        Disciplined
                                             Portfolio    Growth Portfolio(d)  Portfolio(c)  Portfolio(c)  Growth Portfolio(a)
                                            ------------  -------------------  ------------  ------------  -------------------
Operations
   Net investment income (loss)             $    (56,070) $           (35,561) $        (80) $     (1,116) $            (8,166)
   Net realized gain (loss) on investments       422,069              378,659          (158)         (107)                 968
   Net change in unrealized appreciation
      (depreciation) on investments             (644,365)            (384,940)         (769)      (49,682)              19,559
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets
   from operations                              (278,366)             (41,842)       (1,007)      (50,905)              12,361
                                            ------------  -------------------  ------------  ------------  -------------------
Contract transactions (1)
   Purchase payments (Note 4)                    211,641              218,714        79,430        35,000              631,842
   Surrenders and terminations                (1,200,577)            (241,059)          (25)      (13,976)              (8,463)
   Transfers between portfolios                 (379,149)          (2,313,743)        4,137     2,650,208              140,946
   Net annuitization transactions                     --                   --            --            --                   --
   Policyholder charges (Note 3)                  (5,629)              (3,153)           --            --                  (30)
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets from
   contract transactions                      (1,373,714)          (2,339,241)       83,542     2,671,232              764,295
                                            ------------  -------------------  ------------  ------------  -------------------
Net increase (decrease) in net assets         (1,652,080)          (2,381,083)       82,535     2,620,327              776,656
Net assets beginning of period                 6,127,466            2,381,083            --            --                   --
                                            ------------  -------------------  ------------  ------------  -------------------
Net assets end of period                     $ 4,475,386  $                --  $     82,535  $  2,620,327  $           776,656
------------------------------------------  ============  ===================  ============  ============  ===================
(1) Contract unit transactions
Units Outstanding at December 31, 2006           465,532              270,543            --            --                   --

      Units Issued                                19,384               36,908        12,758       265,776               75,387
      Units Redeemed                            (126,761)            (307,451)       (4,437)       (1,392)              (1,338)
                                            ------------  -------------------  ------------  ------------  -------------------
Units Outstanding at December 31, 2007           358,155                   --         8,321       264,384               74,049
                                            ============  ===================  ============  ============  ===================

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   The period is from January 1, 2007 through acquisition November 30, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/              JNL/S&P            JNL/S&P            JNL/S&P
                                       S&P Disciplined     Disciplined       Dividend Income         Growth              JNL/S&P
                                           Moderate          Moderate           & Growth           Retirement        Intrinsic Value
                                         Portfolio(a)   Growth Portfolio(a)    Portfolio(b)   Strategy Portfolio(a)    Portfolio(b)
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Operations
   Net investment income (loss)        $        (4,413) $           (10,838) $            13  $               7,137  $            --
   Net realized gain (loss) on
       investments                               1,094                2,933               --                     (7)              --
   Net change in unrealized
      appreciation (depreciation) on
      investments                                6,804                7,859             (689)               (11,824)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net
   assets from operations                        3,485                  (46)            (676)                (4,694)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                  949,223            1,675,313          115,415                353,144               --
   Surrenders and terminations                  (6,320)             (31,520)              --                    (55)              --
   Transfers between portfolios                 33,705              142,164            8,841                     (1)              --
   Net annuitization transactions                   --                   --               --                     --               --
   Policyholder charges (Note 3)                    --               (1,194)              --                     --               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net
   assets from contract transactions           976,608            1,784,763          124,256                353,088               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net increase (decrease) in net assets          980,093            1,784,717          123,580                348,394               --

Net assets beginning of period                      --                   --               --                     --               --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Net assets end of period               $       980,093  $         1,784,717  $       123,580  $             348,394  $            --
-------------------------------------  ===============  ===================  ===============  =====================  ===============

(1) Contract unit transactions
Units Outstanding at December 31,
   2006                                             --                   --               --                     --               --

      Units Issued                              98,130              181,129           12,655                 32,631               --
      Units Redeemed                            (4,774)             (11,066)              --                     (5)              --
                                       ---------------  -------------------  ---------------  ---------------------  ---------------
Units Outstanding at December 31,
   2007                                         93,356              170,063           12,655                 32,626               --
                                       ===============  ===================  ===============  =====================  ===============

                                                      JNL/             JNL/                              JNL/            JNL/
                                                   S&P Managed      S&P Managed         JNL/         S&P Managed     S&P Managed
                                                   Aggressive      Conservative     S&P Managed        Moderate        Moderate
                                                Growth Portfolio     Portfolio    Growth Portfolio    Portfolio    Growth Portfolio
                                                ----------------   ------------   ----------------   -----------   ----------------
Operations
   Net investment income (loss)                 $        (40,204)  $    255,673   $        (61,904)  $   421,570   $        403,251
   Net realized gain (loss) on investments             3,211,995        628,939          8,060,214     1,475,141          8,066,027
   Net change in unrealized appreciation
      (depreciation) on investments                    1,412,314       (274,706)        (1,560,997)      (55,073)        (1,908,989)
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets
   from operations                                     4,584,105        609,906          6,437,313     1,841,638          6,560,289
                                                ----------------   ------------   ----------------   -----------   ----------------
Contract transactions (1)
   Purchase payments (Note 4)                          8,747,061      6,642,150         17,644,703    12,600,038         22,326,622
   Surrenders and terminations                        (7,516,330)    (1,228,142)        (5,575,746)   (1,628,326)        (6,311,737)
   Transfers between portfolios                       (4,421,284)     5,643,771         (4,235,352)    2,003,824         (1,229,767)
   Net annuitization transactions                             --             --                 --            --           (125,340)
   Policyholder charges (Note 3)                         (93,187)       (11,479)           (79,552)      (19,027)           (66,973)
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets from
   contract transactions                              (3,283,740)    11,046,300          7,754,053    12,956,509         14,592,805
                                                ----------------   ------------   ----------------   -----------   ----------------
Net increase (decrease) in net assets                  1,300,365     11,656,206         14,191,366    14,798,147         21,153,094

Net assets beginning of period                        66,026,820      9,825,215         93,894,987    27,778,838         92,694,658
                                                ----------------   ------------   ----------------   -----------   ----------------
Net assets end of period                        $     67,327,185   $ 21,481,421   $    108,086,353   $42,576,985   $    113,847,752
--------------------------------------------    ================   ============   ================   ============  ================

(1) Contract unit transactions
Units Outstanding at December 31, 2006                 4,648,674        883,912          6,481,110     2,374,606          6,674,551

      Units Issued                                       728,010      1,302,854          1,480,131     1,500,255          2,041,168
      Units Redeemed                                    (993,329)      (338,535)        (1,015,494)     (439,153)        (1,074,083)
                                                ----------------   ------------   ----------------   -----------   ----------------
Units Outstanding at December 31, 2007                 4,383,355      1,848,231          6,945,747     3,435,708          7,641,636
                                                ================   ============   ================   ===========   ================

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                            JNL/S&P                JNL/S&P
                                        Moderate Growth           Moderate            JNL/S&P          JNL/S&P          JNL/S&P
                                           Retirement        Retirement Strategy  Retirement 2015  Retirement 2020  Retirement 2025
                                      Strategy Portfolio(a)      Portfolio(a)        Portfolio        Portfolio        Portfolio
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Operations
   Net investment income (loss)       $                  --  $                --  $        (9,869) $        (9,796) $        (5,098)
   Net realized gain (loss)
      on investments                                     --                   --            8,397            6,333           10,366
   Net change in unrealized
      appreciation (depreciation)
      on investments                                     --                   --           55,874           42,967           16,578
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from operations                                --                   --           54,402           39,504           21,846
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Contract transactions (1)
   Purchase payments (Note 4)                            --                   --          857,761          848,780          537,330
   Surrenders and terminations                           --                   --          (22,418)         (13,001)         (32,671)
   Transfers between portfolios                          --                   --          303,585           52,009          121,616
   Net annuitization transactions                        --                   --               --               --               --
   Policyholder charges (Note 3)                         --                   --              (52)             (31)             (25)
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets from contract transactions                     --                   --        1,138,876          887,757          626,250
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net increase (decrease) in net
   assets                                                --                   --        1,193,278          927,261          648,096

Net assets beginning of period                           --                   --          334,101          252,061           81,864
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Net assets end of period              $                  --  $                --  $     1,527,379  $     1,179,322  $       729,960
------------------------------------  =====================  ===================  ===============  ===============  ===============

(1) Contract unit transactions
Units Outstanding at December 31,
   2006                                                  --                   --           30,889           23,034            7,429

      Units Issued                                       --                   --          102,709           78,347           63,644
      Units Redeemed                                     --                   --           (2,116)          (1,180)          (9,807)
                                      ---------------------  -------------------  ---------------  ---------------  ---------------
Units Outstanding at December 31,
   2007                                                  --                   --          131,482          100,201           61,266
                                      =====================  ===================  ===============  ===============  ===============

                                                      JNL/
                                                 S&P Retirement     JNL/S&P       JNL/Select      JNL/Select       JNL/
                                                     Income       Total Yield      Balanced     Money Market   Select Value
                                                    Portfolio     Portfolio(b)    Portfolio      Portfolio       Portfolio
                                                 --------------   ------------   ------------   ------------   ------------
Operations
   Net investment income (loss)                  $      (16,171)  $         --   $    130,660   $    526,322   $    241,124
   Net realized gain (loss) on investments               24,018             --      1,206,925              1      1,016,274
   Net change in unrealized appreciation
      (depreciation) on investments                     109,642             --       (627,440)            (1)      (801,661)
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from operations                                      117,489             --        710,145        526,322        455,737
                                                 --------------   ------------   ------------   ------------   ------------
Contract transactions (1)
   Purchase payments (Note 4)                         1,258,326             --      3,517,289     16,986,341      3,111,348
   Surrenders and terminations                         (173,895)            --     (1,661,149)    (7,714,939)      (586,362)
   Transfers between portfolios                         908,733             --      1,792,876     (1,504,206)     2,894,547
   Net annuitization transactions                            --             --         17,635             --             --
   Policyholder charges (Note 3)                         (1,468)            --        (14,105)       (95,076)        (5,427)
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets from
   contract transactions                              1,991,696             --      3,652,546      7,672,120      5,414,106
                                                 --------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                 2,109,185             --      4,362,691      8,198,442      5,869,843

Net assets beginning of period                        1,559,971             --     13,152,047     15,512,883      7,631,142
                                                 --------------   ------------   ------------   ------------   ------------
Net assets end of period                         $    3,669,156   $         --   $ 17,514,738   $ 23,711,325   $ 13,500,985
----------------------------------------------   ==============   ============   ============   ============   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                  147,407             --        613,977      1,308,667        371,624

      Units Issued                                      206,916             --        413,860      4,068,390        415,055
      Units Redeemed                                    (24,316)            --       (303,528)    (3,461,434)      (165,723)
                                                 --------------   ------------   ------------   ------------   ------------
Units Outstanding at December 31, 2007                  330,007             --        724,309      1,915,623        620,956
                                                 ==============   ============   ============   ============   ============

(a) Commencement of operations January 16, 2007.

(b) Commencement of operations December 3, 2007.

                     See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                     JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                                 Price Established   Price Mid-Cap      Price Value
                                                  Growth Portfolio   Growth Portfolio    Portfolio
                                                 -----------------   ----------------   ------------
Operations
   Net investment income (loss)                  $        (196,344)  $         23,383   $    166,546
   Net realized gain (loss) on investments               3,143,205          4,806,105      2,452,871
   Net change in unrealized appreciation
      (depreciation) on investments                       (636,523)          (684,359)    (3,073,565)
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets
   from operations                                       2,310,338          4,145,129       (454,148)
                                                 -----------------   ----------------   ------------
Contract transactions (1)
   Purchase payments (Note 4)                            4,769,671          4,221,983      4,715,691
   Surrenders and terminations                          (2,476,325)        (2,371,234)    (1,763,396)
   Transfers between portfolios                          8,202,732          6,055,100        (61,815)
   Net annuitization transactions                           (3,608)                --         (4,067)
   Policyholder charges (Note 3)                           (19,065)           (21,510)       (17,190)
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets from
   contract transactions                                10,473,405          7,884,339      2,869,223
                                                 -----------------   ----------------   ------------
Net increase (decrease) in net assets                   12,783,743         12,029,468      2,415,075

Net assets beginning of period                          24,645,128         27,847,014     28,660,165
                                                 -----------------   ----------------   ------------
Net assets end of period                         $      37,428,871   $     39,876,482   $ 31,075,240
----------------------------------------------   =================   ================   ============

(1) Contract unit transactions
Units Outstanding at December 31, 2006                   1,059,778            893,001      1,803,994

      Units Issued                                         720,680            399,622        533,940
      Units Redeemed                                      (277,848)          (267,293)      (373,300)
                                                 -----------------   ----------------   ------------
Units Outstanding at December 31, 2007                   1,502,610          1,025,330      1,964,634
                                                 =================   ================   ============

                     See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 - Organization
---------------------

Jackson National Life Insurance Company of New York ("Jackson") established JNLNY Separate Account I (the "Separate Account") on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contains ninety-three (93) Portfolios as of December 31, 2008, each of which invests in the following mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM Global Real Estate Fund
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Equity Fund
JNL/Lazard Small Cap Equity Fund
JNL/M&G Global Basics Fund
JNL/M&G Global Leaders Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund *
JNL/MCM Enhanced S&P 500 Stock Index Fund*
JNL/MCM European 30 Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM Pacific Rim 30 Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/PAM Asia ex-Japan Fund
JNL/PAM China-India Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Growth Retirement Strategy Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Moderate Growth Retirement Strategy Fund
JNL/S&P Moderate Retirement Strategy Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)
---------------------------------

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow SM Dividend Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE(R) International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund*
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2008, the following Funds changed names:

---------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME               CURRENT PORTFOLIO NAME             EFFECTIVE DATE
---------------------------------------------------------------------------------------
JNL/Lazard Mid Cap Value Fund      JNL/Lazard Mid Cap Equity Fund     March 31, 2008
---------------------------------------------------------------------------------------
JNL/Lazard Small Cap Value Fund    JNL/Lazard Small Cap Equity Fund   March 31, 2008
---------------------------------------------------------------------------------------
JNL/AIM Real Estate Fund           JNL/AIM Global Real Estate Fund    October 6, 2008
---------------------------------------------------------------------------------------

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Note 2 - Significant Accounting Policies
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

      The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies (continued)
----------------------------------------------------

Federal Income Taxes
--------------------

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements"
--------------------------------------------------------------------------------

      This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

      Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Note 3 - Policy Charges
-----------------------

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges
--------------------

      Contract Maintenance Charge
      ---------------------------

      An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2008 and 2007, contract maintenance charges were assessed in the amount of $259,376 and $176,750, respectively.

      Transfer Fee Charge
      -------------------

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the years ended December 31, 2008 and 2007, transfer fee charges were assessed in the amount of $575 and $1,625, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Surrender or Contingent Deferred Sales Charge
      ---------------------------------------------

      During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2008 and 2007, surrender charges were assessed in the amount of $1,519,846 and $1,019,652, respectively.

      Optional Benefit Charges
      ------------------------

      Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base. The charge will be deducted each calendar quarter from the contract value by redeeming units.

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.86%, depending on the product. Jackson reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.81%. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges
-------------------

      Insurance Charges
      -----------------

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administrating the Separate Account and its contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges
      ------------------------

      Contract Enhancement Charge. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner's allocations to the portfolios. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

      Withdrawal Charge Period. If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios.

      20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner's allocations to the portfolios.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)
-----------------------------------

      Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.60% on an annual basis of the average daily net asset value of the contract owner's allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes
-------------

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

Note 4 - Related Party Transactions
-----------------------------------

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $1,967,258 and $3,802,593 to the Separate Account in the form of additional premium to contract owner's accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments
-------------------------------------------

      For the year ended December 31, 2008, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/AIM Global Real Estate Fund                          $   5,135,500   $   3,473,298
JNL/AIM International Growth Fund                            9,779,720       5,718,256
JNL/AIM Large Cap Growth Fund                                4,641,158       2,930,880
JNL/AIM Small Cap Growth Fund                                1,601,829       1,321,519
JNL/Capital Guardian Global Balanced Fund                    7,325,103       5,201,128
JNL/Capital Guardian Global Diversified Research Fund        5,393,044       3,158,156
JNL/Capital Guardian International Small Cap Fund            1,283,391         275,383
JNL/Capital Guardian U.S. Growth Equity Fund                 4,803,509       3,412,755
JNL/Credit Suisse Global Natural Resources Fund             38,977,987      27,437,514
JNL/Credit Suisse Long/Short Fund                            2,692,687         730,813
JNL/Eagle Core Equity Fund                                   2,148,351       1,685,804
JNL/Eagle SmallCap Equity Fund                               2,980,360       2,573,530
JNL/Franklin Templeton Founding Strategy Fund               19,572,991      14,013,030
JNL/Franklin Templeton Global Growth Fund                    2,907,432       2,536,851
JNL/Franklin Templeton Income Fund                          34,132,828      28,981,709
JNL/Franklin Templeton Mutual Shares Fund                    3,775,863       2,147,681
JNL/Franklin Templeton Small Cap Value Fund                  2,054,046       1,247,921
JNL/Goldman Sachs Core Plus Bond Fund                        6,561,515       5,682,667
JNL/Goldman Sachs Emerging Markets Debt Fund                    87,805             133
JNL/Goldman Sachs Mid Cap Value Fund                         2,286,823       1,811,749
JNL/Goldman Sachs Short Duration Bond Fund                   2,660,009       1,842,803
JNL/JPMorgan International Value Fund                       12,642,426      11,016,291
JNL/JPMorgan MidCap Growth Fund                              2,637,514       3,394,033
JNL/JPMorgan U.S. Government & Quality Bond Fund            11,789,492       7,719,043
JNL/Lazard Emerging Markets Fund                            11,909,193       5,627,936
JNL/Lazard Mid Cap Equity Fund                               2,795,623       3,323,141
JNL/Lazard Small Cap Equity Fund                             2,353,167       2,780,996
JNL/M&G Global Basics Fund                                      20,425              63
JNL/M&G Global Leaders Fund                                     78,951          48,485
JNL/MCM 10 x 10 Fund                                        11,880,648       1,862,175
JNL/MCM Bond Index Fund                                      5,454,206       6,746,359
JNL/MCM Enhanced S&P 500 Stock Index Fund                    6,318,581       4,363,804
JNL/MCM European 30 Fund                                        22,557              62
JNL/MCM Index 5 Fund                                         3,752,982         336,211
JNL/MCM International Index Fund                            26,862,109      25,739,359

                                                                          Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM Pacific Rim 30 Fund                              $      23,484   $        110
JNL/MCM S&P 400 MidCap Index Fund                           10,580,708      8,606,594
JNL/MCM S&P 500 Index Fund                                   9,772,488     12,000,027
JNL/MCM Small Cap Index Fund                                12,644,821      8,692,475
JNL/Oppenheimer Global Growth Fund                           7,854,222      6,683,623
JNL/PAM Asia ex-Japan Fund                                   1,425,277        518,167
JNL/PAM China-India Fund                                     2,508,406        704,667
JNL/PIMCO Real Return Fund                                  33,515,716     18,116,160
JNL/PIMCO Total Return Bond Fund                            29,544,029     20,386,893
JNL/PPM America Core Equity Fund                               284,135        766,715
JNL/PPM America High Yield Bond Fund                         7,539,099      7,390,907
JNL/PPM America Mid Cap Value Fund                             556,685        167,299
JNL/PPM America Small Cap Value Fund                           540,553        205,457
JNL/PPM America Value Equity Fund                            1,474,959      1,433,603
JNL/Red Rocks Listed Private Equity Fund                       253,161            808
JNL/S&P 4 Fund                                              13,143,220      1,522,762
JNL/S&P Competitive Advantage Fund                           1,198,229        747,992
JNL/S&P Disciplined Growth Fund                                933,711        155,467
JNL/S&P Disciplined Moderate Fund                            2,496,868        682,707
JNL/S&P Disciplined Moderate Growth Fund                     3,087,119        670,907
JNL/S&P Dividend Income & Growth Fund                        1,395,908         88,972
JNL/S&P Growth Retirement Strategy Fund                         31,880        232,864
JNL/S&P Intrinsic Value Fund                                   417,001        172,821
JNL/S&P Managed Aggressive Growth Fund                      30,295,914     36,288,670
JNL/S&P Managed Conservative Fund                           24,215,057     10,237,978
JNL/S&P Managed Growth Fund                                 49,620,808     50,284,599
JNL/S&P Managed Moderate Fund                               33,440,058     18,182,099
JNL/S&P Managed Moderate Growth Fund                        35,448,434     37,334,485
JNL/S&P Moderate Growth Retirement Strategy Fund                    --             --
JNL/S&P Moderate Retirement Strategy Fund                           --             --
JNL/S&P Retirement 2015 Fund                                 1,634,038        496,460
JNL/S&P Retirement 2020 Fund                                   583,258        296,456
JNL/S&P Retirement 2025 Fund                                   421,783        175,592
JNL/S&P Retirement Income Fund                               1,551,532      1,390,603
JNL/S&P Total Yield Fund                                     8,811,772      1,439,313

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)
-------------------------------------------------------

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/Select Balanced Fund                                 $   8,825,795   $  6,062,137
JNL/Select Money Market Fund                                67,228,988     56,666,059
JNL/Select Value Fund                                        5,401,931      6,172,970

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/T.Rowe Price Established Growth Fund                 $   7,183,197   $  7,724,412
JNL/T.Rowe Price Mid-Cap Growth Fund                        12,077,734     15,159,474
JNL/T.Rowe Price Value Fund                                  8,748,952      7,389,159

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM 25 Fund                                          $  11,924,035   $  5,490,865
JNL/MCM Communications Sector Fun                            2,169,311      3,723,631
JNL/MCM Consumer Brands Sector Fund                          1,135,718        494,822
JNL/MCM Dow SM Dividend Fund                                21,363,825     21,311,805
JNL/MCM Financial Sector Fund                                4,724,644      1,858,522
JNL/MCM Healthcare Sector Fund                              10,423,683      4,678,149
JNL/MCM JNL 5 Fund                                         125,497,120    100,890,800
JNL/MCM JNL Optimized 5 Fund                                28,816,972     21,213,624
JNL/MCM Nasdaq(R) 25 Fund                                    2,334,806      2,294,476

                                                                            Proceeds
                                                           Purchases      from Sales
                                                         -------------   -------------
JNL/MCM NYSE(R) International 25 Fund                    $   4,337,989   $  2,810,944
JNL/MCM Oil & Gas Sector Fund                               14,420,929     11,761,746
JNL/MCM S&P(R) 24 Fund                                       8,742,914        850,787
JNL/MCM S&P(R) SMid 60 Fund                                  6,114,013      1,587,131
JNL/MCM Select Small-Cap Fund                                2,827,948      3,270,145
JNL/MCM Technology Sector Fund                               3,378,015      2,146,963
JNL/MCM Value Line(R) 30 Fund                               38,729,838     39,595,334
JNL/MCM VIP Fund                                             6,784,069      3,102,875

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
-----------------------------

The following is a summary for each period in the five year period ended December 31, 2008 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data. Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the separate account.

                                                                                                                JNL/Capital
                         JNL/AIM Global           JNL/AIM               JNL/AIM               JNL/AIM          Guardian Global
                           Real Estate         International           Large Cap             Small Cap            Balanced
                          Portfolio(a)       Growth Portfolio      Growth Portfolio      Growth Portfolio        Portfolio
                         --------------      ----------------      ----------------      ----------------      ---------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $     7.794000      $       8.941970      $       7.324091      $       8.026065      $      7.264910
   Total Return *                -37.64%               -42.72%               -40.11%               -41.86%              -31.10%
   Ratio of Expenses **            3.06%                 3.06%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2007

   Unit Value            $    12.498967      $      15.610040      $      12.228711      $      13.804828      $     10.543817
   Total Return *                -19.38%***              6.87%***             11.19%                 7.41%                3.70%
   Ratio of Expenses **            3.06%                 3.06%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2006

   Unit Value            $     15.193606     $      14.852999      $      10.998069      $      12.851988      $     10.167521
   Total Return *                 32.43%                19.03%                 3.64%                10.45%                6.46%
   Ratio of Expenses **            2.95%                 2.95%                 4.00%                 3.60%                4.00%

Period ended
   December 31, 2005

   Unit Value            $    11.473288      $      12.478356      $      10.611801      $      11.635991      $      9.550912
   Total Return *                  9.43***              12.58%***              3.04%                 4.60%                5.78%
   Ratio of Expenses **            2.95%                 2.95%                 4.00%                 3.60%            4.00%

Period ended
   December 31, 2004

   Unit Value                       n/a      $      11.699840      $      10.298874      $      11.124630      $      9.028769
   Total Return *                   n/a                  0.70%***              8.22%***              7.51%***             9.97%***
   Ratio of Expenses **             n/a                  2.87%                 4.00%                 3.60%                4.00%

                             JNL/Capital             JNL/Capital           JNL/Capital       JNL/Credit Suisse          JNL/
                           Guardian Global             Guardian           Guardian U.S.        Global Natural      Credit Suisse
                             Diversified         International Small      Growth Equity          Resources           Long/Short
                         Research Portfolio        Cap Portfolio(c)         Portfolio           Portfolio(b)       Portfolio(b)
                         ------------------      -------------------      -------------      -----------------     -------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $        14.291823      $          4.421985      $   14.196883      $        6.386254     $    6.443505
   Total Return *                    -41.86%***               -55.11%            -42.60%                -52.69%           -39.20%
   Ratio of Expenses **                2.92%                   2.645%              2.95%                  3.06%             2.46%

Period ended
   December 31, 2007

   Unit Value            $        26.239730      $          9.849998      $   24.731198      $       13.499173     $   10.597762
   Total Return *                      2.45%***                -2.45%***           6.52%                 14.39%***         -1.94%***
   Ratio of Expenses **                2.72%                   2.645%              2.95%                  3.06%             2.46%

Period ended
   December 31, 2006

   Unit Value            $        23.065061                      n/a      $   23.216435                    n/a               n/a
   Total Return *                     10.57%                     n/a               1.57%                   n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.95%                   n/a               n/a

Period ended
   December 31, 2005

   Unit Value            $        20.859781                      n/a      $   22.857142                    n/a               n/a
   Total Return *                     -0.55%                     n/a               7.25%***                n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.95%                   n/a               n/a

Period ended
   December 31, 2004

   Unit Value            $        20.974400                      n/a      $   22.554973                    n/a               n/a
   Total Return *                      7.07%***                  n/a              -0.27%***                n/a               n/a
   Ratio of Expenses **                2.45%                     n/a               2.92%                   n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                           JNL/Capital
                         JNL/AIM Global           JNL/AIM               JNL/AIM            JNL/AIM       Guardian Global
                          Real Estate          International           Large Cap          Small Cap          Balanced
                          Portfolio(a)       Growth Portfolio      Growth Portfolio   Growth Portfolio      Portfolio
                         --------------      ----------------      ----------------   ----------------   ---------------
Lowest expense ratio
Period ended
   December 31, 2008

   Unit Value            $     8.329075      $      11.524130      $       9.018126   $       9.499926   $      9.221201
   Total Return *                -36.50%               -35.61%***            -38.35%            -40.48%           -29.18%
   Ratio of Expenses **            1.25%                 1.20%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2007

   Unit Value            $     13.117101     $      19.623745      $      14.626770   $      15.960342   $     13.020007
   Total Return *             -16.07%***                 8.41%                14.48%              9.98%             6.61%
   Ratio of Expenses **            1.25%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2006

   Unit Value            $    15.628634      $      18.102209      $      12.776730   $      14.511723   $     12.212895
   Total Return *                 34.78%                21.07%                 6.68%             13.07%             9.42%
   Ratio of Expenses **            1.35%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2005

   Unit Value            $    11.595734      $      14.952201      $      11.976548   $      12.834332   $     11.161868
   Total Return *                  9.03%***              9.32%                 6.06%              7.08%             8.72%
   Ratio of Expenses **            1.35%                 1.25%                 1.10%              1.25%             1.25%

Period ended
   December 31, 2004

   Unit Value                      n/a       $      13.677913      $      11.292011   $      11.986082   $     10.266186
   Total Return *                  n/a                  14.89%                 4.49%              5.53%             8.06%
   Ratio of Expenses **            n/a                   1.25%                 1.10%              1.25%             1.25%

                             JNL/Capital          JNL/Capital          JNL/Capital       JNL/Credit Suisse           JNL/
                           Guardian Global         Guardian           Guardian U.S.        Global Natural       Credit Suisse
                            Diversified      International Small      Growth Equity          Resources           Long/Short
                         Research Portfolio    Cap Portfolio(c)         Portfolio           Portfolio(b)         Portfolio(b)
                         ------------------  -------------------      -------------      -----------------      -------------
Lowest expense ratio
Period ended
   December 31, 2008

   Unit Value            $        17.948440  $          4.484082      $   18.024075      $        6.622915      $    6.604318
   Total Return *                    -43.20%              -54.52%            -37.16%***             -50.26%***         -32.20%***
   Ratio of Expenses **                1.25%                1.35%              1.20%                  1.20%              1.20%

Period ended
   December 31, 2007

   Unit Value            $        31.597476  $          9.859775      $   30.659761      $       13.730889      $   10.710847
   Total Return *                  -3.47%***               -2.17%***           8.36%                  1.58%***           4.97%***
   Ratio of Expenses **                1.25%                1.35%              1.25%                  1.25%              1.35%

Period ended
   December 31, 2006

   Unit Value            $        26.214779                  n/a      $   28.294191                    n/a                n/a
   Total Return *                     11.79%                 n/a               3.31%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

Period ended
   December 31, 2005

   Unit Value            $        23.449660                  n/a      $   27.387918                    n/a                n/a
   Total Return *                      0.55%                 n/a               3.37%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

Period ended
   December 31, 2004

   Unit Value            $        23.321437                  n/a      $   26.494836                    n/a                n/a
   Total Return *                     15.90%                 n/a               8.24%                   n/a                n/a
   Ratio of Expenses **                1.35%                 n/a               1.25%                   n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                                      JNL/Capital
                              JNL/AIM Global       JNL/AIM           JNL/AIM           JNL/AIM      Guardian Global
                                Real Estate     International       Large Cap         Small Cap         Balanced
                               Portfolio(a)   Growth Portfolio  Growth Portfolio  Growth Portfolio     Portfolio
                              --------------  ----------------  ----------------  ----------------  ---------------
Portfolio data
Period ended
   December 31, 2008

   Net Assets (in thousands)  $        4,718  $          9,437  $          5,553  $          2,303  $         9,625
   Units Outstanding
      (in thousands)                     577               906               650               254            1,077
   Investment Income Ratio *            2.10%             0.45%             0.15%             0.00%            1.10%

Period ended
   December 31, 2007

   Net Assets (in thousands)  $        6,850  $         14,387  $          7,404  $          3,930  $        12,554
   Units Outstanding
      (in thousands)                     530               816               535               258              990
   Investment Income Ratio *            2.50%             1.71%             0.42%             0.28%            2.59%

Period ended
   December 31, 2006

   Net Assets (in thousands)  $        7,640  $          8,157  $          6,042  $          3,987  $        10,268
   Units Outstanding
      (in thousands)                     494               519               497               287              859
   Investment Income Ratio *            0.08%             0.17%             0.00%             0.00%            0.13%

Period ended
   December 31, 2005

   Net Assets (in thousands)  $        1,179  $          3,690  $          4,672  $          3,488  $         8,699
   Units Outstanding
      (in thousands)                     102               308               409               283              790
   Investment Income Ratio *            0.00%             1.82%             0.04%             0.00%            0.01%

Period ended
   December 31, 2004

   Net Assets (in thousands)             n/a  $          3,078  $          3,366  $          3,727  $         6,684
   Units Outstanding
      (in thousands)                     n/a               295               312               324              648
   Investment Income Ratio *             n/a              1.34%             0.00%             0.00%            1.36%

                                  JNL/Capital          JNL/Capital      JNL/Capital   JNL/Credit Suisse       JNL/
                                Guardian Global         Guardian       Guardian U.S.    Global Natural   Credit Suisse
                                  Diversified     International Small  Growth Equity      Resources        Long/Short
                              Research Portfolio    Cap Portfolio(c)     Portfolio       Portfolio(b)     Portfolio(b)
                              ------------------  -------------------  -------------  -----------------  -------------
Portfolio data
Period ended
   December 31, 2008

   Net Assets (in thousands)  $            4,641  $               709  $       6,682  $          17,074  $       1,601
   Units Outstanding
      (in thousands)                         347                  159            557              2,612            245
   Investment Income Ratio *                0.00%                0.22%          0.00%              0.08%          0.00%

Period ended
   December 31, 2007

   Net Assets (in thousands)  $            5,787  $               155  $       9,399  $          22,157  $         518
   Units Outstanding
      (in thousands)                         299                   16            537              1,622             49
   Investment Income Ratio *                0.71%                0.00%          0.00%              0.00%          0.00%

Period ended
   December 31, 2006

   Net Assets (in thousands)  $            3,676                  n/a  $       7,526                n/a            n/a
   Units Outstanding
      (in thousands)                          273                 n/a            528                n/a            n/a
   Investment Income Ratio *                0.09%                 n/a           0.00%                n/a           n/a

Period ended
   December 31, 2005

   Net Assets (in thousands)  $            3,601                  n/a  $       7,392                n/a            n/a
   Units Outstanding
      (in thousands)                         326                  n/a            623                n/a            n/a
   Investment Income Ratio *                0.54%                 n/a           0.00%               n/a            n/a

Period ended
   December 31, 2004

   Net Assets (in thousands)   $            3,654                 n/a  $       7,131                n/a            n/a
   Units Outstanding
      (in thousands)                          357                 n/a            698                n/a            n/a
   Investment Income Ratio *                0.00%                 n/a           0.00%               n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                          JNL/Eagle        JNL/Eagle                JNL/Franklin            Templeton            JNL/Franklin
                         Core Equity      SmallCap Equity        Templeton Founding       Global Growth           Templeton
                          Portfolio          Portfolio         Strategy Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                         -----------      ---------------      ---------------------      -------------      -------------------
Highest expense ratio
Period ended
   December 31, 2008

   Unit Value            $  9.000976      $     13.075035      $            6.086256      $    5.643363      $          7.240302
   Total Return *             -41.10%              -40.06%                    -37.97%            -42.33%                  -31.85%
   Ratio of Expenses **        3.445%                2.92%                      2.92%              2.92%                    3.06%

Period ended
   December 31, 2007

   Unit Value            $ 15.282170      $     21.815073      $            9.812218      $    9.785701      $         10.624672
   Total Return *              -2.84%                8.85%                     -3.47%***          -8.10%***                -3.52%***
   Ratio of Expenses **        3.445%                2.92%                      2.92%              2.92%                    3.06%

Period ended
   December 31, 2006

   Unit Value            $ 15.728676      $     20.041342                        n/a                n/a      $         10.767823
   Total Return *               8.55%               16.65%                       n/a                n/a                     5.49%***
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                     2.92%

Period ended
   December 31, 2005

   Unit Value            $ 14.489276      $     17.181084                        n/a                n/a                      n/a
   Total Return *              -0.12%               -0.42%                       n/a                n/a                      n/a
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                      n/a

Period ended
   December 31, 2004

   Unit Value            $ 14.506247      $     17.253799                        n/a                n/a                      n/a
   Total Return *               5.17%***            14.73%***                    n/a                n/a                      n/a
   Ratio of Expenses **        3.445%                2.92%                       n/a                n/a                      n/a

                                                    JNL/Franklin              JNL/           JNL/Goldman               JNL/
                             JNL/Franklin             Templeton          Goldman Sachs     Sachs Emerging        Goldman Sachs
                           Templeton Mutual           Small Cap            Core Plus        Markets Debt            Mid Cap
                         Shares Portfolio(c)     Value Portfolio(a)     Bond Portfolio      Portfolio(d)      Value Portfolio(a)
                         -------------------     ------------------     --------------     --------------     ------------------
Highest expense ratio

Period ended
   December 31, 2008

   Unit Value            $          5.918448     $         7.322015     $    14.817905     $     9.627208     $         7.740295
   Total Return *                     -39.47%                -35.05%             -8.25%              1.68%***             -38.02%
   Ratio of Expenses **                 2.56%                  2.92%              3.30%              2.32%                  3.06%

Period ended
   December 31, 2007

   Unit Value            $          9.777653     $        11.273287     $    16.150638                n/a     $        12.488638
   Total Return *                      -5.59%***              -8.86%              3.51%               n/a                  -6.17%***
   Ratio of Expenses **                 2.56%                  2.92%              3.30%               n/a                   3.06%

Period ended
   December 31, 2006

   Unit Value                            n/a     $        12.368543     $    15.602425                n/a     $        12.557941
   Total Return *                        n/a                   8.71%***           1.30%               n/a                   8.72%***
   Ratio of Expenses **                  n/a                   2.92%              3.30%               n/a                   2.92%

Period ended
   December 31, 2005

   Unit Value                            n/a     $        10.822833     $    15.402942                n/a     $        11.186412
   Total Return *                        n/a                  -2.06%***          -0.70%               n/a                   0.75%***
   Ratio of Expenses **                  n/a                   2.86%              3.30%               n/a                   2.72%

Period ended
   December 31, 2004

   Unit Value                            n/a                    n/a     $    15.511811                n/a                    n/a
   Total Return *                        n/a                    n/a                5.6%***            n/a                    n/a
   Ratio of Expenses **                  n/a                    n/a               3.30%               n/a                    n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                         JNL/Franklin
                                 JNL/Eagle      JNL/Eagle         JNL/Franklin             Templeton            JNL/Franklin
                                Core Equity  SmallCap Equity    Templeton Founding       Global Growth           Templeton
                                 Portfolio      Portfolio     Strategy Portfolio(c)       Portfolio(c)      Income Portfolio(b)
                                -----------  ---------------  ---------------------      -------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $ 12.009007  $     16.353961  $            6.288338      $    5.830781      $          7.598687
   Total Return *                    -39.70%          -38.96%                -36.93%            -41.36%                  -30.61%
   Ratio of Expenses **                1.10%            1.10%                  1.25%              1.25%                    1.25%

Period ended December 31, 2007

   Unit Value                   $ 19.916715  $     26.791566  $            9.970116      $    9.943224      $         10.950553
   Total Return *                     -0.52%           10.86%                 -4.99%***          -7.78%***                 0.58%***
   Ratio of Expenses **                1.10%            1.10%                  1.25%              1.25%                    1.25%

Period ended December 31, 2006

   Unit Value                   $ 20.020920  $     24.167102                    n/a                n/a      $         10.887761
   Total Return *                     11.12%           18.78%                   n/a                n/a                     8.88%***
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                     1.40%

Period ended December 31, 2005

   Unit Value                   $ 18.016966  $     20.346844                    n/a                n/a                      n/a
   Total Return *                      2.25%            1.40%                   n/a                n/a                      n/a
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                      n/a

Period ended December 31, 2004

   Unit Value                   $ 17.621100  $     20.065533                    n/a                n/a                      n/a
   Total Return *                      6.65%           13.28%                   n/a                n/a                      n/a
   Ratio of Expenses **                1.10%            1.10%                   n/a                n/a                      n/a

                                                         JNL/Franklin              JNL/      JNL/Goldman             JNL/
                                   JNL/Franklin           Templeton           Goldman Sachs Sachs Emerging      Goldman Sachs
                                 Templeton Mutual         Small Cap             Core Plus    Markets Debt          Mid Cap
                               Shares Portfolio(c)    Value Portfolio(a)     Bond Portfolio  Portfolio(d)     Value Portfolio(a)
                               -------------------    ------------------     -------------- --------------    ------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                  $          6.077994    $         7.755973     $    20.002660     $ 9.649295    $         8.241286
   Total Return *                           -34.06%***            -34.03%             -6.21%          7.15%***            -36.95%
   Ratio of Expenses **                       1.20%                 1.35%              1.10%          1.35%                 1.35%

Period ended December 31, 2007

   Unit Value                  $          9.900980    $        11.756122     $    21.327295            n/a    $        13.070993
   Total Return *                            -2.04%***             -7.40%              5.83%           n/a                  1.41%
   Ratio of Expenses **                       1.25%                 1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2006

   Unit Value                                  n/a    $        12.695707     $    20.152585            n/a    $        12.889320
   Total Return *                              n/a                 16.13%              3.54%           n/a                 14.18%
   Ratio of Expenses **                        n/a                  1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2005

   Unit Value                                  n/a    $        10.931928     $    19.463165            n/a    $        11.288517
   Total Return *                              n/a                 -0.22%***           1.50%           n/a                 -0.04%***
   Ratio of Expenses **                        n/a                  1.35%              1.10%           n/a                  1.35%

Period ended December 31, 2004

   Unit Value                                  n/a                   n/a     $    19.175338            n/a                   n/a
   Total Return *                              n/a                   n/a               7.39%           n/a                   n/a
   Ratio of Expenses **                        n/a                   n/a               1.10%           n/a                   n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                           JNL/Franklin
                                      JNL/Eagle      JNL/Eagle          JNL/Franklin        Templeton        JNL/Franklin
                                     Core Equity  SmallCap Equity    Templeton Founding   Global Growth       Templeton
                                      Portfolio      Portfolio     Strategy Portfolio(c)   Portfolio(c)  Income Portfolio(b)
                                     -----------  ---------------  ---------------------  -------------  -------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $     2,152  $         4,286  $              26,679  $       3,094  $            23,604
   Units Outstanding (in thousands)          235              299                  4,280            535                3,144
   Investment Income Ratio *                2.51%            0.00%                  1.39%          0.02%                0.09%

Period ended December 31, 2007

   Net Assets (in thousands)         $     4,094  $         6,747  $              36,507  $       4,740  $            28,076
   Units Outstanding (in thousands)          286              296                  3,678            479                2,586
   Investment Income Ratio *                1.98%            2.17%                  0.00%          1.22%                4.15%

Period ended December 31, 2006

   Net Assets (in thousands)         $     4,580  $         5,301                    n/a            n/a  $             5,251
   Units Outstanding (in thousands)          314              273                    n/a            n/a                  484
   Investment Income Ratio *                0.00%            0.00%                   n/a            n/a                 0.47%

Period ended December 31, 2005

   Net Assets (in thousands)         $     4,512  $         4,322                    n/a            n/a                  n/a
   Units Outstanding (in thousands)          348              275                    n/a            n/a                  n/a
   Investment Income Ratio *                0.90%            0.00%                   n/a            n/a                  n/a

Period ended December 31, 2004

   Net Assets (in thousands)         $     4,371  $         5,125                    n/a            n/a                  n/a
   Units Outstanding (in thousands)          354              347                    n/a            n/a                  n/a
   Investment Income Ratio *                0.83%            0.00%                   n/a            n/a                  n/a

                                                             JNL/Franklin          JNL/         JNL/Goldman          JNL/
                                         JNL/Franklin          Templeton       Goldman Sachs  Sachs Emerging     Goldman Sachs
                                       Templeton Mutual        Small Cap         Core Plus     Markets Debt         Mid Cap
                                     Shares Portfolio(c)  Value Portfolio(a)  Bond Portfolio   Portfolio(d)   Value Portfolio(a)
                                     -------------------  ------------------  --------------  --------------  ------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $             5,576  $            2,371  $       14,518  $           90  $            2,680
   Units Outstanding (in thousands)                  925                 310             825               9                 331
   Investment Income Ratio *                        0.00%               1.14%           3.90%           0.00%               0.99%

Period ended December 31, 2007

   Net Assets (in thousands)         $             7,161  $            2,806  $       15,399             n/a  $            4,209
   Units Outstanding (in thousands)                  726                 242             827             n/a                 327
   Investment Income Ratio *                        0.00%               2.67%           3.69%            n/a                2.05%

Period ended December 31, 2006

   Net Assets (in thousands)                         n/a  $            1,909  $       10,767             n/a  $            1,796
   Units Outstanding (in thousands)                  n/a                 152             613             n/a                 141
   Investment Income Ratio *                         n/a                0.07%           0.00%            n/a                0.09%

Period ended December 31, 2005

   Net Assets (in thousands)                         n/a  $              522  $        8,475             n/a  $              443
   Units Outstanding (in thousands)                  n/a                  48             518             n/a                  40
   Investment Income Ratio *                         n/a                0.00%           5.91%            n/a                0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                         n/a                 n/a  $        6,028             n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a             386             n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a            5.47%            n/a                 n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 2, 2005.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/                                                   JNL/JPMorgan
                                  Goldman Sachs        JNL/JPMorgan        JNL/JPMorgan     U.S. Government        JNL/Lazard
                                 Short Duration        International      MidCap Growth      & Quality Bond     Emerging Markets
                                Bond Portfolio(a)     Value Portfolio       Portfolio          Portfolio          Portfolio(a)
                                ----------------      ---------------     -------------     ---------------     ----------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $        9.489982     $      7.524892     $   11.519886     $     12.381527     $       6.668671
   Total Return *                           -6.12%***          -46.49%           -46.04%               2.36%              -51.55%
   Ratio of Expenses **                      2.56%               3.67%             2.92%               4.00%                3.06%

Period ended December 31, 2007

   Unit Value                   $       10.370787     $     14.063652     $   21.350052     $     12.096597     $      13.765183
   Total Return *                            2.25%               7.91%             4.84%               2.19%               31.56%***
   Ratio of Expenses **                      2.47%               3.67%             2.92%                4.00%               3.06%

Period ended December 31, 2006

   Unit Value                   $       10.142734     $     13.032392     $   20.365068     $     11.837508     $      10.811520
   Total Return *                            1.78%***           27.24%             8.84%              -0.79%               14.76%***
   Ratio of Expenses **                      2.47%               3.67%             2.92%               4.00%                2.47%

Period ended December 31, 2005

   Unit Value                                 n/a     $     10.242631     $   18.711181     $     11.931278                  n/a
   Total Return *                             n/a               14.30%             3.12%              -1.65%                 n/a
   Ratio of Expenses **                       n/a                3.67%             2.92%               4.00%                 n/a

Period ended December 31, 2004

   Unit Value                                 n/a     $      8.960817     $   18.145865     $     12.131268                  n/a
   Total Return *                             n/a               16.96%***         13.23%***            3.03%***              n/a
   Ratio of Expenses **                       n/a                3.67%             2.92%               4.00%                 n/a


                                   JNL/Lazard            JNL/Lazard            JNL/M&G             JNL/M&G           JNL/MCM
                                     Mid Cap              Small Cap         Global Basics      Global Leaders         10 x 10
                                Equity Portfolio      Equity Portfolio       Portfolio(c)       Portfolio(c)       Portfolio(b)
                                ----------------      ----------------      -------------      --------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $       9.497574      $       7.304178      $    8.387379      $     8.317768      $   6.068298
   Total Return *                         -41.13%               -40.98%              3.40%***           12.15%***        -37.80%
   Ratio of Expenses **                     3.62%                 4.00%              1.65%               2.00%             2.47%

Period ended December 31, 2007

   Unit Value                   $      16.133863      $      12.376615                n/a                 n/a      $   9.756870
   Total Return *                          -6.09%               -10.48%               n/a                 n/a              2.69%***
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              2.47%

Period ended December 31, 2006

   Unit Value                        $ 17.179980      $      13.825552                n/a                 n/a              n/a
   Total Return *                          10.50%                12.23%               n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a

Period ended December 31, 2005

   Unit Value                   $      15.547664      $      12.318952                n/a                 n/a              n/a
   Total Return *                           4.95%                 0.56%               n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a

Period ended December 31, 2004

   Unit Value                   $      14.814425      $      12.250761                n/a                 n/a              n/a
   Total Return *                          11.71%***             15.46%***            n/a                 n/a              n/a
   Ratio of Expenses **                     3.62%                 4.00%               n/a                 n/a              n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/                                             JNL/JPMorgan
                                  Goldman Sachs          JNL/JPMorgan    JNL/JPMorgan  U.S. Government        JNL/Lazard
                                 Short Duration         International   MidCap Growth  & Quality Bond       Emerging Markets
                                Bond Portfolio(a)      Value Portfolio    Portfolio       Portfolio           Portfolio(a)
                                -----------------      ---------------  -------------  ---------------      ----------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $        9.827941      $      9.942002  $   14.466516  $     18.135712      $       6.998757
   Total Return *                           -8.05%***           -45.10%        -45.13%            5.26%               -50.67%
   Ratio of Expenses **                      1.25%                1.10%          1.25%            1.20%                 1.25%

Period ended December 31, 2007

   Unit Value                   $       10.566167      $     18.109633  $   26.367299  $     17.229132      $      14.187324
   Total Return *                            3.41%               10.74%          6.61%            1.64%***             -0.35%***
   Ratio of Expenses **                      1.35%                1.10%          1.25%            1.20%                 1.25%

Period ended December 31, 2006

   Unit Value                   $       10.218127      $     16.353590  $   24.731845      $ 16.297123      $      10.892120
   Total Return *                            2.14%***            30.54%         10.67%            1.97%                 9.15%***
   Ratio of Expenses **                      1.35%                1.10%          1.25%            1.25%                 1.35%

Period ended December 31, 2005

   Unit Value                                 n/a      $     12.527634  $   22.347947      $ 15.981831                   n/a
   Total Return *                             n/a                17.27%          4.85%            1.09%                  n/a
   Ratio of Expenses **                       n/a                 1.10%          1.25%            1.25%                  n/a

Period ended December 31, 2004

   Unit Value                                 n/a      $     10.682523  $   21.314796      $ 15.810068                   n/a
   Total Return *                             n/a                17.19%         16.53%            2.56%                  n/a
   Ratio of Expenses **                       n/a                 1.10%          1.25%            1.25%                  n/a

                                   JNL/Lazard        JNL/Lazard        JNL/M&G              JNL/M&G           JNL/MCM
                                     Mid Cap          Small Cap      Global Basics      Global Leaders        10 x 10
                                Equity Portfolio  Equity Portfolio   Portfolio(c)        Portfolio(c)       Portfolio(b)
                                ----------------  ----------------  --------------      --------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      12.480293  $      10.001438  $     8.393798      $     8.330475      $   6.193316
   Total Return *                         -39.63%           -39.25%          11.48%***           12.21%***        -37.04%
   Ratio of Expenses **                     1.10%             1.10%           1.35%               1.35%             1.25%

Period ended December 31, 2007

   Unit Value                   $      20.673108  $      16.462556             n/a                 n/a      $   9.837116
   Total Return *                          -3.68%            -7.83%            n/a                 n/a             -5.29%***
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a              1.25%

Period ended December 31, 2006

   Unit Value                   $      21.462784  $      17.861338             n/a                 n/a               n/a
   Total Return *                          13.31%            15.52%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

Period ended December 31, 2005

   Unit Value                   $      18.941460  $      15.461306             n/a                 n/a               n/a
   Total Return *                           7.62%             3.51%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

Period ended December 31, 2004

   Unit Value                   $      17.600238  $      14.937420             n/a                 n/a               n/a
   Total Return *                          13.67%            11.68%            n/a                 n/a               n/a
   Ratio of Expenses **                     1.10%             1.10%            n/a                 n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                           JNL/                                          JNL/JPMorgan
                                       Goldman Sachs      JNL/JPMorgan   JNL/JPMorgan   U.S. Government    JNL/Lazard
                                       Short Duration    International   MidCap Growth  & Quality Bond   Emerging Markets
                                     Bond Portfolio(a)  Value Portfolio   Portfolio        Portfolio       Portfolio(a)
                                     -----------------  ---------------  -------------  ---------------  ----------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)         $           3,960  $        14,626  $       3,832  $        14,559  $          7,602
   Units Outstanding (in thousands)                409            1,560            397              896             1,100
   Investment Income Ratio *                      4.34%            2.14%          0.00%            2.39%             0.68%

Period ended December 31, 2007

   Net Assets (in thousands)         $           3,611  $        28,958  $       7,907  $         9,981  $         10,062
   Units Outstanding (in thousands)                344            1,675            486              659               715
   Investment Income Ratio *                      3.54%            5.58%          0.00%            3.48%             0.22%

Period ended December 31, 2006

   Net Assets (in thousands)         $           1,443  $        16,995  $       5,617  $         8,591  $          1,501
   Units Outstanding (in thousands)                142            1,056            429              615               138
   Investment Income Ratio *                      0.00%            0.14%          0.00%            0.00%             0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a  $         5,673  $       5,604  $         8,562               n/a
   Units Outstanding (in thousands)                n/a              447            506              640               n/a
   Investment Income Ratio *                       n/a             0.51%          0.28%            3.86%              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a  $         2,677  $       5,971  $         7,842               n/a
   Units Outstanding (in thousands)                n/a              233            572              601               n/a
   Investment Income Ratio *                       n/a             1.49%          0.00%            4.55%              n/a

                                       JNL/Lazard        JNL/Lazard        JNL/M&G        JNL/M&G        JNL/MCM
                                         Mid Cap          Small Cap      Global Basics  Global Leaders    10 x 10
                                     Equity Portfolio  Equity Portfolio   Portfolio(c)   Portfolio(c)   Portfolio(b)
                                     ----------------  ----------------  -------------  --------------  ------------
Portfolio data
Period ended December 31, 2008
   Net Assets (in thousands)         $          7,070  $          4,441  $          22  $           38  $     11,357
   Units Outstanding (in thousands)               619               481              3               5         1,845
   Investment Income Ratio *                     1.32%             0.00%          0.00%           0.18%         1.06%

Period ended December 31, 2007

   Net Assets (in thousands)         $         12,268  $          7,957            n/a             n/a  $      6,751
   Units Outstanding (in thousands)               648               522            n/a             n/a           689
   Investment Income Ratio *                     5.55%             4.22%           n/a             n/a         0.00%

Period ended December 31, 2006

   Net Assets (in thousands)         $         10,578  $          7,426            n/a             n/a           n/a
   Units Outstanding (in thousands)               541               448            n/a             n/a           n/a
   Investment Income Ratio *                     0.20%             0.67%           n/a             n/a           n/a

Period ended December 31, 2005

   Net Assets (in thousands)         $          8,755  $          5,876            n/a             n/a           n/a
   Units Outstanding (in thousands)               508               408            n/a             n/a           n/a
   Investment Income Ratio *                    11.08%             5.61%           n/a             n/a           n/a

Period ended December 31, 2004

   Net Assets (in thousands)         $          5,868  $          4,898            n/a             n/a           n/a
   Units Outstanding (in thousands)               368               348            n/a             n/a           n/a
   Investment Income Ratio *                     0.20%             0.05%           n/a             n/a           n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations May 1, 2006.

(b)   Commencement of operations April 30, 2007.

(c)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                      JNL/MCM           JNL/MCM               JNL/MCM             JNL/MCM
                                    JNL/MCM          Bond Index      Communications        Consumer Brands       Dow Dividend
                                25 Portfolio(b)       Portfolio      Sector Portfolio      Sector Portfolio      Portfolio(a)
                                ---------------      ----------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      6.738050      $10.345302      $       3.189306      $       5.873650        $ 5.012113
   Total Return *                        -37.09%          -0.19%               -41.46%               -33.72%           -50.82%
   Ratio of Expenses **                    2.92%           3.82%                 3.06%                3.595%             2.92%

Period ended December 31, 2007

   Unit Value                   $     10.711080      $10.365024      $       5.447865      $       8.861998      $  10.191738
   Total Return *                         -5.64%           2.42%                 1.44%***            -11.14%            -5.83%***
   Ratio of Expenses **                    2.92%           3.82%                 3.06%                3.595%             2.92%

Period ended December 31, 2006

   Unit Value                   $     11.351254      $10.120441      $       5.591933      $       9.972542               n/a
   Total Return *                          3.63%***       -0.23%                32.69%                 9.44%              n/a
   Ratio of Expenses **                    2.92%           3.82%                 2.56%                3.595%              n/a

Period ended December 31, 2005

   Unit Value                               n/a      $10.143772      $       4.214321      $       9.112139               n/a
   Total Return *                           n/a           -1.96%                 0.41%***             -5.84%              n/a
   Ratio of Expenses **                     n/a            3.82%                 2.56%                3.595%              n/a

Period ended December 31, 2004

   Unit Value                               n/a      $10.346481      $       4.328555      $       9.677786               n/a
   Total Return *                           n/a            3.18%***              8.65%***              4.79%***           n/a
   Ratio of Expenses **                     n/a            3.82%                 2.37%                3.595%              n/a

                                     JNL/MCM
                                   Enhanced            JNL/MCM             JNL/MCM               JNL/MCM             JNL/MCM
                                 S&P 500 Stock       European 30          Financial             Healthcare           Index 5
                                Index Portfolio      Portfolio(d)      Sector Portfolio      Sector Portfolio      Portfolio(c)
                                ---------------      ------------      ----------------      ----------------      ------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                   $      5.043857      $   8.576221      $       5.025586      $       7.818485      $   6.704217
   Total Return *                        -39.96%            16.18%***            -52.15%               -25.93%           -31.73%
   Ratio of Expenses **                    3.52%             2.46%                 3.10%                 3.62%            2.695%

Period ended December 31, 2007

   Unit Value                   $      8.400674               n/a      $      10.503013      $      10.556132      $   9.820725
   Total Return *                          0.16%              n/a                -19.90%                 3.72%            -3.21%***
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%            2.695%

Period ended December 31, 2006

   Unit Value                   $       8.387626              n/a      $      13.112098      $      10.177309               n/a
   Total Return *                         12.81%              n/a                 15.07%                 2.50%              n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

Period ended December 31, 2005

   Unit Value                   $      7.435297               n/a      $      11.394730      $       9.929040               n/a
   Total Return *                          0.65%              n/a                  2.88%                 3.80%              n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

Period ended December 31, 2004

   Unit Value                   $      7.387514               n/a      $      11.075714      $       9.565977               n/a
   Total Return *                         10.45%***           n/a                  9.86%***             -0.25%***           n/a
   Ratio of Expenses **                    3.52%              n/a                  3.10%                 3.62%              n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------


                                                      JNL/MCM         JNL/MCM            JNL/MCM           JNL/MCM
                                    JNL/MCM          Bond Index     Communications    Consumer Brands    Dow Dividend
                                25 Portfolio(b)       Portfolio    Sector Portfolio   Sector Portfolio    Portfolio(a)
                                ---------------      -----------   ----------------   ----------------   -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      7.897156      $ 12.500500   $       3.788673   $       7.336631   $    5.265477
   Total Return *                        -36.03%            2.56%            -40.39%            -32.14%         -49.99%
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%           1.25%

Period ended December 31, 2007

   Unit Value                       $ 12.345715      $ 12.188243   $       6.355640   $      10.812044   $   10.529819
   Total Return *                         -4.04%            5.26%              3.00%             -9.03%          -5.70%***
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%           1.25%

Period ended December 31, 2006

   Unit Value                   $     12.865708      $ 11.579585   $       6.170303   $      11.885292             n/a
   Total Return *                          4.97%***         2.51%             34.43%             12.04%            n/a
   Ratio of Expenses **                    1.25%            1.10%              1.25%              1.25%            n/a

Period ended December 31, 2005

   Unit Value                               n/a      $ 11.295672   $       4.589999   $      10.608405             n/a
   Total Return *                           n/a             0.74%             -0.29%             -3.65%            n/a
   Ratio of Expenses **                     n/a             1.10%              1.25%              1.25%            n/a

Period ended December 31, 2004

   Unit Value                               n/a      $ 11.213047   $       4.603328   $      11.009928             n/a
   Total Return *                           n/a             4.30%             16.21%              8.74%            n/a
   Ratio of Expenses **                     n/a             1.10%              1.25%              1.25%            n/a

                                   JNL/MCM
                                   Enhanced         JNL/MCM             JNL/MCM               JNL/MCM          JNL/MCM
                                S&P 500 Stock     European 30          Financial             Healthcare        Index 5
                                Index Portfolio    Portfolio(d)      Sector Portfolio      Sector Portfolio   Portfolio(c)
                                ---------------   -------------      ----------------      ----------------   ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                   $      6.367393   $    8.598569      $       6.017266      $       9.794926   $   6.856637
   Total Return *                        -38.49%           9.77%***            -45.11%***            -24.16%        -30.81%
   Ratio of Expenses **                    1.10%           1.35%                 1.20%                 1.25%          1.35%

Period ended December 31, 2007

   Unit Value                         10.351495             n/a      $      12.296201      $      12.914850   $   9.909799
   Total Return *                          2.62%            n/a                -18.39%                 6.23%          -3.24
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%          1.35%

Period ended December 31, 2006

   Unit Value                         10.086947             n/a      $      15.067748      $      12.157988            n/a
   Total Return *                         15.56%            n/a                  17.22%                4.95%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

Period ended December 31, 2005

   Unit Value                   $      8.728429             n/a      $      12.854726      $      11.584406            n/a
   Total Return *                          3.11%            n/a                  4.80%                 6.28%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

Period ended December 31, 2004

   Unit Value                   $      8.465552             n/a      $      12.266068      $      10.900188            n/a
   Total Return *                          7.73%            n/a                 12.14%                 2.21%           n/a
   Ratio of Expenses **                    1.10%            n/a                  1.25%                 1.25%           n/a

  * Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

 ** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                        JNL/MCM       JNL/MCM           JNL/MCM           JNL/MCM
                                          JNL/MCM      Bond Index   Communications   Consumer Brands    Dow Dividend
                                      25 Portfolio(b)  Portfolio   Sector Portfolio  Sector Portfolio    Portfolio(a)
                                      ---------------  ----------  ----------------  ----------------   -------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $        11,781  $   19,683  $          1,047  $          1,088   $       9,598
   Units Outstanding (in thousands)             1,607       1,652               285               155           1,851
   Investment Income Ratio *                     4.52%       4.16%             3.49%             0.37%           0.39%

Period ended December 31, 2007

   Net Assets (in thousands)          $        14,078  $   21,147  $          4,121  $          1,042   $      19,682
   Units Outstanding (in thousands)             1,206       1,814               656               100           1,890
   Investment Income Ratio *                     1.33%       4.60%             4.48%             0.69%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $        25,126  $   15,092  $          2,350  $            737             n/a
   Units Outstanding (in thousands)             2,053       1,355               360                64             n/a
   Investment Income Ratio *                     0.00%       0.14%             0.14%             0.01%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                      n/a  $    9,542  $            477  $            625             n/a
   Units Outstanding (in thousands)               n/a         875                97                61             n/a
   Investment Income Ratio *                      n/a        3.45%            10.94%             3.24%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                      n/a  $    4,234  $            296  $            211             n/a
   Units Outstanding (in thousands)               n/a         388                54                20             n/a
   Investment Income Ratio *                      n/a        0.59%             0.01%             0.00%            n/a

                                         JNL/MCM
                                         Enhanced         JNL/MCM           JNL/MCM             JNL/MCM           JNL/MCM
                                      S&P 500 Stock     European 30        Financial           Healthcare         Index 5
                                      Index Portfolio   Portfolio(d)    Sector Portfolio    Sector Portfolio    Portfolio(c)
                                      ---------------   ------------    ----------------    ----------------    ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $         3,601   $         23    $          3,204    $          8,686    $      4,148
   Units Outstanding (in thousands)               593              3                 566                 937             608
   Investment Income Ratio *                     1.61%          0.59%               1.69%               1.03%           1.32%

Period ended December 31, 2007

   Net Assets (in thousands)          $         4,603            n/a    $          2,950    $          6,107    $      1,982
   Units Outstanding (in thousands)               465            n/a                 255                 500             201
   Investment Income Ratio *                     1.04%           n/a                1.78%               0.81%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $         3,858            n/a    $          1,974    $          4,999             n/a
   Units Outstanding (in thousands)               393            n/a                 139                 433             n/a
   Investment Income Ratio *                     0.41%           n/a                0.06%               0.05%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $         3,416            n/a    $            945    $          4,424             n/a
   Units Outstanding (in thousands)               392            n/a                  78                 401             n/a
   Investment Income Ratio *                     7.70%           n/a                2.38%               0.97%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $         2,323            n/a    $            384    $          1,287             n/a
   Units Outstanding (in thousands)               262            n/a                  33                 123             n/a
   Investment Income Ratio *                     0.34%           n/a                0.10%               0.00%            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                 International         JNL 5         JNL Optimized       Nasdaq 25       NYSE International
                                Index Portfolio     Portfolio(a)     5 Portfolio(b)     Portfolio(a)       25 Portfolio(c)
                                ---------------     ------------     --------------     ------------     ------------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      9.741185     $   7.274603     $     6.132935     $   6.964356     $         6.045943
   Total Return *                        -45.06%          -44.44%            -47.65%          -43.14%                -47.32%
   Ratio of Expenses **                    3.82%            3.36%              2.95%            2.82%                  2.61%

Period ended December 31, 2007

   Unit Value                   $     17.731558     $  13.092153     $    11.714469     $  12.247767     $        11.477487
   Total Return *                          6.23%           -5.04%***          10.26%            3.06%***               9.88%***
   Ratio of Expenses **                    3.82%            3.36%              2.95%            2.82%                  2.61%

Period ended December 31, 2006

   Unit Value                   $     16.691558     $  13.425250     $    10.624143              n/a                    n/a
   Total Return *                         20.88%           15.19%              6.26%***          n/a                    n/a
   Ratio of Expenses **                    3.82%            3.11%              2.95%             n/a                    n/a

Period ended December 31, 2005

   Unit Value                   $     13.807835     $  11.654963                n/a              n/a                    n/a
   Total Return *                          9.07%           -0.84%***            n/a              n/a                    n/a
   Ratio of Expenses **                    3.82%            3.11%               n/a              n/a                    n/a

Period ended December 31, 2004

   Unit Value                   $     12.659046     $  10.869331                n/a              n/a                    n/a
   Total Return *                         14.91%***         1.79%***            n/a              n/a                    n/a
   Ratio of Expenses **                    3.82%            2.95%               n/a              n/a                    n/a

                                    JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM             JNL/MCM
                                   Oil & Gas         Pacific Rim 30        S&P 24         S&P 400 MidCap         S&P 500
                                Sector Portfolio      Portfolio(d)      Portfolio(b)     Index Portfolio     Index Portfolio
                                ----------------     --------------     ------------     ---------------     ---------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      18.461967     $     9.557205     $   6.935855     $      8.465989     $      6.598750
   Total Return *                         -40.10%             15.95%***       -26.69%***          -39.92%             -39.98%
   Ratio of Expenses **                     3.67%              1.90%           2.695%               3.82%               3.82%

Period ended December 31, 2007

   Unit Value                   $      30.822514                n/a     $  10.659279     $     14.092008     $     10.994104
   Total Return *                          30.38%               n/a            -1.79%***            3.40%               0.95%
   Ratio of Expenses **                     3.67%               n/a            2.32%                3.82%               3.82%

Period ended December 31, 2006

   Unit Value                   $      23.639818                n/a              n/a     $     13.628381     $     10.890975
   Total Return *                          16.45%               n/a              n/a                5.59%               5.21%
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

Period ended December 31, 2005

   Unit Value                   $      20.300374                n/a              n/a     $     12.907166     $      9.831750
   Total Return *                          31.87%               n/a              n/a                7.80%               0.47%
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

Period ended December 31, 2004

   Unit Value                   $      15.394036                n/a              n/a     $     11.973757     $      9.785439
   Total Return *                          -1.74%***            n/a              n/a               10.97%***            6.07%***
   Ratio of Expenses **                     3.67%               n/a              n/a                3.82%               3.82%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                    JNL/MCM           JNL/MCM           JNL/MCM           JNL/MCM             JNL/MCM
                                 International         JNL 5          JNL Optimized       Nasdaq 25      NYSE International
                                Index Portfolio     Portfolio(a)     5 Portfolio(b)     Portfolio(a)       25 Portfolio(c)
                                ---------------     ------------     --------------     ------------     -----------------
Lowest expense ratio

Period ended December 31, 2008

   Unit Value                   $     11.689743     $   7.972541     $     6.426124     $   7.459688     $        6.174597
   Total Return *                        -43.60%          -43.22%            -39.81%***       -33.11%***            -46.66%
   Ratio of Expenses **                    1.20%            1.20%              1.20%            1.20%                 1.35%

Period ended December 31, 2007

   Unit Value                   $     20.728167     $  14.041607     $    12.051653     $  12.887159     $       11.574967
   Total Return *                          9.07%            0.22%***          12.16%***         3.20%***             13.64%***
   Ratio of Expenses **                    1.20%            1.20%              1.25%            1.25%                 1.35%

Period ended December 31, 2006

   Unit Value                   $     19.005048     $  14.010976     $    10.744631              n/a                   n/a
   Total Return *                         24.08%           17.48%              7.45%***          n/a                   n/a
   Ratio of Expenses **                    1.20%            1.25%              1.40%             n/a                   n/a

Period ended December 31, 2005

   Unit Value                   $     15.316154     $  11.926526                n/a              n/a                   n/a
   Total Return *                          0.38%***         9.28%               n/a              n/a                   n/a
   Ratio of Expenses **                    1.20%            1.25%               n/a              n/a                   n/a

Period ended December 31, 2004

   Unit Value                   $     13.659915     $  10.913899                n/a              n/a                   n/a
   Total Return *                         13.06%            1.42%               n/a              n/a                   n/a
   Ratio of Expenses **                    1.25%            1.25%               n/a              n/a                   n/a

                                    JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM             JNL/MCM
                                   Oil & Gas         Pacific Rim 30        S&P 24        S&P 400 MidCap          S&P 500
                                Sector Portfolio      Portfolio(d)      Portfolio(b)     Index Portfolio     Index Portfolio
                                ----------------     --------------     ------------     ---------------     ---------------
Lowest expense ratio

Period ended December 31, 2008

   Unit Value                   $      23.347075     $     9.563759     $   7.189709     $     10.159610     $      7.974214
   Total Return *                         -38.60%              7.51%***       -33.63%             -38.33%             -38.32%
   Ratio of Expenses **                     1.20%              1.60%            1.35%               1.20%               1.10%

Period ended December 31, 2007

   Unit Value                   $      38.027337                n/a     $  10.833210     $     16.473778     $     12.929231
   Total Return *                           3.52%***            n/a            -1.71%***            6.16%               3.75%
   Ratio of Expenses **                     1.20%               n/a             1.35%               1.20%               1.10%

Period ended December 31, 2006

   Unit Value                   $      28.341626                n/a              n/a     $     15.517528     $     12.462343
   Total Return *                          19.29%               n/a              n/a                8.38%              13.82%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.20%               1.10%

Period ended December 31, 2005

   Unit Value                   $      23.757688                n/a              n/a     $     14.317370     $     10.949242
   Total Return *                          35.09%               n/a              n/a               -0.14%***            3.24%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.20%               1.10%

Period ended December 31, 2004

   Unit Value                   $      17.586279                n/a              n/a     $     12.920648     $     10.605996
   Total Return *                          31.65%               n/a              n/a               14.35%               7.10%
   Ratio of Expenses **                     1.25%               n/a              n/a                1.25%               1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                         JNL/MCM        JNL/MCM        JNL/MCM        JNL/MCM          JNL/MCM
                                      International      JNL 5      JNL Optimized     Nasdaq 25   NYSE International
                                     Index Portfolio  Portfolio(a)  5 Portfolio(b)  Portfolio(a)    25 Portfolio(c)
                                     ---------------  ------------  --------------  ------------  -----------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)         $        22,887  $    219,942  $       16,995  $      2,841  $            3,077
   Units Outstanding (in thousands)            2,030        28,207           2,678           391                 501
   Investment Income Ratio *                    1.79%         2.19%           0.01%         0.03%               0.01%

Period ended December 31, 2007

   Net Assets (in thousands)         $        43,240  $    411,201  $       23,935  $      4,932  $            4,036
   Units Outstanding (in thousands)            2,147        29,805           2,004           390                 350
   Investment Income Ratio *                    3.07%         2.25%           3.11%         0.00%               6.00%

Period ended December 31, 2006

   Net Assets (in thousands)         $        30,700  $    203,454  $        4,684           n/a                 n/a
   Units Outstanding (in thousands)            1,650        14,699             437           n/a                 n/a
   Investment Income Ratio *                    0.21%         0.03%           0.05%          n/a                 n/a

Period ended December 31, 2005

   Net Assets (in thousands)         $        16,989  $     61,448             n/a           n/a                 n/a
   Units Outstanding (in thousands)            1,127         5,193             n/a           n/a                 n/a
   Investment Income Ratio *                    3.24%         0.05%            n/a           n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                 $ 7,219  $      5,265             n/a           n/a                 n/a
   Units Outstanding (in thousands)              530           484             n/a           n/a                 n/a
   Investment Income Ratio *                    0.19%         0.54%            n/a           n/a                 n/a

                                         JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM
                                        Oil & Gas      Pacific Rim 30     S&P 24     S&P 400 MidCap      S&P 500
                                     Sector Portfolio   Portfolio(d)   Portfolio(b)  Index Portfolio  Index Portfolio
                                     ----------------  --------------  ------------  ---------------  ---------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)         $         13,205  $           26  $      6,139  $        19,157  $        25,662
   Units Outstanding (in thousands)               599               3           875            1,964            3,354
   Investment Income Ratio *                     0.58%           0.00%         0.00%            1.09%            1.57%

Period ended December 31, 2007

   Net Assets (in thousands)         $         20,777             n/a  $        605  $        31,368  $        44,016
   Units Outstanding (in thousands)               580             n/a            56            1,961            3,514
   Investment Income Ratio *                     1.01%            n/a          0.00%            1.25%            1.44%

Period ended December 31, 2006

   Net Assets (in thousands)         $         15,509             n/a           n/a  $        26,354  $        38,038
   Units Outstanding (in thousands)               588             n/a           n/a            1,735            3,118
   Investment Income Ratio *                     0.08%            n/a           n/a             0.10%            0.11%

Period ended December 31, 2005

   Net Assets (in thousands)         $          5,400             n/a           n/a  $        19,397  $        26,374
   Units Outstanding (in thousands)               244             n/a           n/a            1,376            2,436
   Investment Income Ratio *                     2.94%            n/a           n/a             1.44%            1.46%

Period ended December 31, 2004

   Net Assets (in thousands)         $            726             n/a           n/a  $        12,780  $        16,269
   Units Outstanding (in thousands)                45             n/a           n/a              996            1,525
   Investment Income Ratio *                     0.00%            n/a           n/a             0.01%            1.93%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations April 30, 2007.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------


                                    JNL/MCM             JNL/MCM              JNL/MCM             JNL/MCM            JNL/MCM
                                   S&P SMid         Select Small-Cap        Small Cap           Technology        Value Line 30
                                60 Portfolio(d)       Portfolio(b)       Index Portfolio     Sector Portfolio      Portfolio(a)
                                ---------------     ----------------     ---------------     ----------------     -------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $      5.945811     $       9.279117     $      8.215282     $       3.354513     $    8.549882
   Total Return *                        -32.15%              -42.04%             -37.37%              -45.15%           -49.18%
   Ratio of Expenses **                    2.80%                3.36%               3.82%                3.10%             3.36%

Period ended December 31, 2007

   Unit Value                   $      8.762630     $      16.008906     $     13.116710     $       6.115358     $   16.824245
   Total Return *                         -5.95%***           -13.42%              -5.80%               11.04%            -0.66%***
   Ratio of Expenses **                    2.80%                3.36%               3.82%                3.10%             3.36%

Period ended December 31, 2006

   Unit Value                               n/a     $      18.491286     $     13.923760     $       5.507145               n/a
   Total Return *                           n/a                -2.48%***           13.09%                6.03%              n/a
   Ratio of Expenses **                     n/a                 3.36%               3.82%                3.10%              n/a

Period ended December 31, 2005

   Unit Value                               n/a                  n/a     $     12.311569     $       5.194080               n/a
   Total Return *                           n/a                  n/a                0.33%               -0.69%              n/a
   Ratio of Expenses **                     n/a                  n/a                3.82%                3.10%              n/a

Period ended December 31, 2004

   Unit Value                               n/a                  n/a     $     12.271545     $       5.230077               n/a
   Total Return *                           n/a                  n/a               14.50%***            -0.66%***           n/a
   Ratio of Expenses **                     n/a                  n/a                3.82%                3.10%              n/a

                                                         JNL/
                                                      Oppenheimer         JNL/PAM          JNL/PAM          JNL/PIMCO
                                    JNL/MCM          Global Growth     Asia ex-Japan     China-India       Real Return
                                VIP Portfolio(a)       Portfolio        Portfolio(e)     Portfolio(e)     Portfolio(c)
                                ----------------     -------------     -------------     ------------     ------------
Highest expense ratio

Period ended December 31, 2008

   Unit Value                   $       7.618122     $    7.750635     $    4.752767     $   4.118907     $  10.083121
   Total Return *                         -44.51%           -42.78%           -23.20%***       -47.23%***        -8.65%***
   Ratio of Expenses **                     3.06%             3.30%             2.67%            2.47%            2.92%

Period ended December 31, 2007

   Unit Value                   $      13.729202     $   13.546090               n/a              n/a     $  10.789785
   Total Return *                           7.40%             2.86%              n/a              n/a             8.65%***
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a             2.87%

Period ended December 31, 2006

   Unit Value                   $      12.783308     $   13.170060               n/a              n/a              n/a
   Total Return *                           8.79%            13.17%              n/a              n/a              n/a
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a              n/a

Period ended December 31, 2005

   Unit Value                   $      11.750182     $   11.637000               n/a              n/a              n/a
   Total Return *                           8.27%***         10.06%              n/a              n/a              n/a
   Ratio of Expenses **                     3.06%             3.30%              n/a              n/a              n/a

Period ended December 31, 2004

   Unit Value                   $      11.043498     $   10.573497               n/a              n/a              n/a
   Total Return *                           4.97%***         14.29%***           n/a              n/a              n/a
   Ratio of Expenses **                     2.76%             3.30%              n/a              n/a              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                       JNL/MCM              JNL/MCM               JNL/MCM           JNL/MCM          JNL/MCM
                                       S&P SMid         Select Small-Cap         Small Cap         Technology      Value Line 30
                                   60 Portfolio(d)        Portfolio(b)        Index Portfolio   Sector Portfolio    Portfolio(a)
                                   ---------------      ---------------       ---------------   ---------------    -------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                      $      6.091650      $      11.339771      $      9.858535   $       4.000061   $    9.370137
   Total Return *                           -31.15%               -40.80%              -35.71%            -44.12%         -48.07%
   Ratio of Expenses **                       1.35%                 1.25%                1.20%              1.25%           1.20%

Period ended December 31, 2007

   Unit Value                      $      8.848332      $      19.155566      $     15.333345   $       7.158545   $   18.044364
   Total Return *                           -13.07%***            -11.57%               -3.28%             13.13%           0.42%***
   Ratio of Expenses **                       1.35%                 1.25%                1.20%              1.25%           1.20%

Period ended December 31, 2006

   Unit Value                                  n/a      $      21.661381      $     15.853683   $       6.327776             n/a
   Total Return *                              n/a                 -1.07%***            16.09%              8.00%            n/a
   Ratio of Expenses **                        n/a                  1.25%                1.20%              1.25%            n/a

Period ended December 31, 2005

   Unit Value                                  n/a                   n/a      $     13.656516   $       5.858937             n/a
   Total Return *                              n/a                   n/a                -0.39%              1.16%            n/a
   Ratio of Expenses **                        n/a                   n/a                 1.20%              1.25%            n/a

Period ended December 31, 2004

   Unit Value                                  n/a                   n/a      $     13.241958   $       5.791601             n/a
   Total Return *                              n/a                   n/a                15.97%             -0.07%            n/a
   Ratio of Expenses **                        n/a                   n/a                 1.25%              1.25%            n/a

                                                             JNL/
                                                          Oppenheimer       JNL/PAM           JNL/PAM          JNL/PIMCO
                                       JNL/MCM           Global Growth   Asia ex-Japan      China-India       Real Return
                                   VIP Portfolio(a)        Portfolio      Portfolio(e)      Portfolio(e)      Portfolio(c)
                                   ---------------       -------------   -------------      ------------      ------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                      $       8.226249      $    9.175389   $    4.820984      $   4.168903      $  10.418261
   Total Return *                            -43.50%            -41.51%         -48.71%***        -46.57%***         -4.93%
   Ratio of Expenses **                        1.25%              1.10%           1.35%             1.35%             1.25%

Period ended December 31, 2007

   Unit Value                      $      14.559087      $   15.687217             n/a               n/a      $  10.958251
   Total Return *                              9.37%              5.16%            n/a               n/a              9.39%***
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a              1.25%

Period ended December 31, 2006

   Unit Value                      $      13.311428      $   14.918042             n/a               n/a               n/a
   Total Return *                             10.78%             15.68%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

Period ended December 31, 2005

   Unit Value                      $      12.016520      $   12.895425             n/a               n/a               n/a
   Total Return *                              8.42%             12.50%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

Period ended December 31, 2004

   Unit Value                      $      11.083687      $   11.462639             n/a               n/a               n/a
   Total Return *                              0.15%***          15.38%            n/a               n/a               n/a
   Ratio of Expenses **                        1.25%              1.10%            n/a               n/a               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                          JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                          S&P SMid       Select Small-Cap      Small Cap         Technology      Value Line 30
                                       60 Portfolio(d)     Portfolio(b)     Index Portfolio   Sector Portfolio    Portfolio(a)
                                       ---------------   ----------------   ---------------   ----------------   -------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)           $         4,163   $          4,986   $        18,450   $          2,878   $      33,476
   Units Outstanding (in thousands)                689                473             1,941                758           3,670
   Investment Income Ratio *                      0.03%              0.29%             1.38%              0.02%           0.32%

Period ended December 31, 2007

   Net Assets (in thousands)           $         1,146   $          9,735   $        26,807   $          4,011   $      66,341
   Units Outstanding (in thousands)                130                548             1,795                587           3,767
   Investment Income Ratio *                      2.30%              6.35%             1.44%              0.08%           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                       n/a   $         21,688   $        24,401   $          2,834             n/a
   Units Outstanding (in thousands)                n/a              1,068             1,561                457             n/a
   Investment Income Ratio *                       n/a               0.00%             0.12%              0.01%            n/a

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a                n/a   $        16,352   $          1,493             n/a
   Units Outstanding (in thousands)                n/a                n/a             1,208                259             n/a
   Investment Income Ratio *                       n/a                n/a              2.03%              2.12%            n/a

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a                n/a   $        10,539   $            479             n/a
   Units Outstanding (in thousands)                n/a                n/a               790                 85             n/a
   Investment Income Ratio *                       n/a                n/a              0.01%              0.00%            n/a

                                                              JNL/
                                                           Oppenheimer       JNL/PAM         JNL/PAM      JNL/PIMCO
                                           JNL/MCM        Global Growth   Asia ex-Japan    China-India   Real Return
                                       VIP Portfolio(a)     Portfolio      Portfolio(e)   Portfolio(e)   Portfolio(c)
                                       ----------------   -------------   -------------   ------------   ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)           $         10,219   $       9,571   $         497   $      1,081   $     15,786
   Units Outstanding (in thousands)               1,268           1,098             104            259          1,530
   Investment Income Ratio *                       1.51%           1.38%           1.70%          0.00%          1.75%

Period ended December 31, 2007

   Net Assets (in thousands)           $         18,042   $      17,153             n/a            n/a   $      3,152
   Units Outstanding (in thousands)               1,262           1,148             n/a            n/a            289
   Investment Income Ratio *                       5.52%           1.17%            n/a            n/a           0.00%

Period ended December 31, 2006

   Net Assets (in thousands)           $         14,190   $      13,164             n/a            n/a            n/a
   Units Outstanding (in thousands)               1,079             922             n/a            n/a            n/a
   Investment Income Ratio *                       0.02%           0.05%            n/a            n/a            n/a

Period ended December 31, 2005

   Net Assets (in thousands)           $          6,589   $       8,280             n/a            n/a            n/a
   Units Outstanding (in thousands)                 553             667             n/a            n/a            n/a
   Investment Income Ratio *                       0.61%           0.27%            n/a            n/a            n/a

Period ended December 31, 2004

   Net Assets (in thousands)           $            311   $       5,284             n/a            n/a            n/a
   Units Outstanding (in thousands)                  28             474             n/a            n/a            n/a
   Investment Income Ratio *                       0.25%           0.18%            n/a            n/a            n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 1, 2004.

(b)   Commencement of operations May 1, 2006.

(c)   Commencement of operations January 16, 2007.

(d)   Commencement of operations April 30, 2007.

(e)   Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                          JNL/              JNL/                JNL/                 JNL/
                                    JNL/PIMCO          PPM America       PPM America         PPM America         PPM America
                                   Total Return        Core Equity        High Yield        Mid Cap Value      Small Cap Value
                                  Bond Portfolio        Portfolio       Bond Portfolio       Portfolio(c)        Portfolio(c)
                                  --------------      ------------      --------------      -------------      ---------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                     $    11.462899      $  10.960487      $     7.948482      $    5.591445      $      6.194830
   Total Return *                          -3.54%           -42.07%             -32.84%            -47.33%***           -41.04%***
   Ratio of Expenses **                     4.00%             2.67%               3.06%              2.56%                2.56%

Period ended December 31, 2007

   Unit Value                     $    11.883302      $  18.920243      $    11.835493                n/a                  n/a
   Total Return *                           3.98%            -9.70%              -6.10%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%               3.06%               n/a                  n/a

Period ended December 31, 2006

   Unit Value                     $    11.428512      $  20.953301      $    12.411995                n/a                  n/a
   Total Return *                          -0.57%            10.76%               7.26%               n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%              2.995%               n/a                  n/a

Period ended December 31, 2005

   Unit Value                     $    11.494418      $  18.918417      $    11.571785                n/a                  n/a
   Total Return *                          -1.69%            -1.16%***            2.51%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.67%              2.995%               n/a                  n/a

Period ended December 31, 2004

   Unit Value                     $    11.692133      $  18.516185      $    11.889185                n/a                  n/a
   Total Return *                           3.02%** *        10.47%               2.55%***            n/a                  n/a
   Ratio of Expenses **                     4.00%             2.30%               2.80%               n/a                  n/a

                                     JNL/               JNL/                                 JNL/S&P
                                 PPM America       Red Rocks Listed                         Competitive           JNL/S&P
                                 Value Equity       Private Equity        JNL/S&P 4          Advantage           Disciplined
                                  Portfolio          Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                 ------------      ----------------      ------------      ------------      -------------------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                    $   8.181282      $       5.911761      $   6.587250      $   6.824072      $          6.170041
   Total Return *                      -49.09%               -20.15%***        -28.12%***        -29.32%***               -40.69%
   Ratio of Expenses **                  3.62%                 2.32%             2.82%             2.46%                    2.46%

Period ended December 31, 2007

   Unit Value                    $  16.069507                   n/a      $   9.914624      $   9.908252      $         10.402353
   Total Return *                       -9.00%                  n/a              0.00%***         -1.94%***                 4.88%***
   Ratio of Expenses **                  3.62%                  n/a              2.02%             2.32%                    2.46%

Period ended December 31, 2006

   Unit Value                    $  17.658545                   n/a               n/a               n/a                      n/a
   Total Return *                        7.46%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                    $  16.432959                   n/a               n/a               n/a                      n/a
   Total Return *                        1.19%                  n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                    $  16.007678                   n/a               n/a               n/a                      n/a
   Total Return *                        5.96%***               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                  3.62%                  n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                       JNL/           JNL/            JNL/                 JNL/
                                    JNL/PIMCO      PPM America    PPM America      PPM America         PPM America
                                   Total Return    Core Equity     High Yield     Mid Cap Value      Small Cap Value
                                  Bond Portfolio    Portfolio    Bond Portfolio    Portfolio(c)        Portfolio(c)
                                  --------------   -----------   --------------   -------------      ---------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $    15.696593   $ 13.303609   $     9.834823   $    5.642615      $      6.251399
   Total Return *                          -0.70%       -41.24%          -31.51%         -47.13%***           -40.54%***
   Ratio of Expenses **                     1.10%         1.25%            1.10%           1.35%                1.35%

Period ended December 31, 2007

   Unit Value                     $    15.807122   $ 22.641250   $    14.359995             n/a                  n/a
   Total Return *                           7.06%        -8.40%           -2.19%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2006

   Unit Value                     $    14.765246   $ 24.718815   $    14.681915             n/a                  n/a
   Total Return *                           2.34%        12.34%            9.31%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2005

   Unit Value                     $    14.427059   $ 22.004337   $    13.431707             n/a                  n/a
   Total Return *                           1.19%         7.40%            0.58%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

Period ended December 31, 2004

   Unit Value                     $    14.256836   $ 20.488089   $    13.354808             n/a                  n/a
   Total Return *                           4.70%        11.64%            2.98%            n/a                  n/a
   Ratio of Expenses **                     1.10%         1.25%            1.10%            n/a                  n/a

                                      JNL/             JNL/                                JNL/S&P
                                  PPM America    Red Rocks Listed                         Competitive            JNL/S&P
                                  Value Equity    Private Equity        JNL/S&P 4          Advantage           Disciplined
                                   Portfolio       Portfolio(d)        Portfolio(b)      Portfolio(b)      Growth Portfolio(a)
                                  ------------   ----------------      ------------      ------------      -------------------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                     $  11.312423   $       5.925490      $   6.699490      $   6.913687      $          6.305552
   Total Return *                       -47.87%            -24.16%***        -30.46%***        -30.28%                  -40.02%
   Ratio of Expenses **                   1.25%              1.35%             1.25%             1.25%                    1.35%

Period ended December 31, 2007

   Unit Value                     $  21.699183                n/a      $   9.919737      $   9.916389      $         10.513413
   Total Return *                        -6.80%               n/a              0.77%***         -1.88%***                 3.16%***
   Ratio of Expenses **                   1.25%               n/a              1.35%             1.25%                    1.35%

Period ended December 31, 2006

   Unit Value                     $  23.283251                n/a               n/a               n/a                      n/a
   Total Return *                        11.63%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

Period ended December 31, 2005

   Unit Value                     $  20.858256                n/a               n/a               n/a                      n/a
   Total Return *                         3.61%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

Period ended December 31, 2004

   Unit Value                     $  20.132020                n/a               n/a               n/a                      n/a
   Total Return *                         8.54%               n/a               n/a               n/a                      n/a
   Ratio of Expenses **                   1.25%               n/a               n/a               n/a                      n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                          JNL/            JNL/             JNL/            JNL/
                                        JNL/PIMCO      PPM America    PPM America      PPM America      PPM America
                                       Total Return    Core Equity     High Yield     Mid Cap Value   Small Cap Value
                                      Bond Portfolio    Portfolio    Bond Portfolio    Portfolio(c)     Portfolio(c)
                                      --------------   -----------   --------------   -------------   ---------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $       39,877   $     1,109   $       11,560   $         188   $           166
   Units Outstanding (in thousands)            2,782           151            1,306              33                27
   Investment Income Ratio *                    4.39%         0.17%            8.74%           0.98%             0.49%

Period ended December 31, 2007

   Net Assets (in thousands)          $       34,092   $     2,465   $       17,379             n/a               n/a
   Units Outstanding (in thousands)            2,361           201            1,328             n/a               n/a
   Investment Income Ratio *                    4.95%         0.37%            8.09%            n/a               n/a

Period ended December 31, 2006

   Net Assets (in thousands)          $       29,128   $     2,794   $       18,079             n/a               n/a
   Units Outstanding (in thousands)            2,158           230            1,379             n/a               n/a
   Investment Income Ratio *                    0.30%         0.08%            0.63%            n/a               n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $       23,626   $     3,137   $       12,201             n/a               n/a
   Units Outstanding (in thousands)            1,800           315            1,040             n/a               n/a
   Investment Income Ratio *                    4.58%         0.82%            7.16%            n/a               n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $       15,501   $     3,154   $       13,234             n/a               n/a
   Units Outstanding (in thousands)            1,210           352            1,124             n/a               n/a
   Investment Income Ratio *                    2.05%         0.58%            2.29%            n/a               n/a

                                          JNL/             JNL/                          JNL/S&P
                                       PPM America   Red Rocks Listed                   Competitive          JNL/S&P
                                      Value Equity    Private Equity     JNL/S&P 4       Advantage         Disciplined
                                        Portfolio      Portfolio(d)     Portfolio(b)    Portfolio(b)    Growth Portfolio(a)
                                      ------------   ----------------   ------------   --------------   -------------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)          $      2,063   $            238   $      9,167   $        2,164   $             1,078
   Units Outstanding (in thousands)            305                 40          1,374              315                   172
   Investment Income Ratio *                  2.45%              0.99%          0.01%            1.26%                 1.63%

Period ended December 31, 2007

   Net Assets (in thousands)          $      4,475                n/a   $         83   $        2,620   $               777
   Units Outstanding (in thousands)            358                n/a              8              264                    74
   Investment Income Ratio *                  0.60%               n/a           0.00%            0.06%                 0.00%

Period ended December 31, 2006

   Net Assets (in thousands)          $      6,127                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            466                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  0.00%               n/a            n/a              n/a                   n/a

Period ended December 31, 2005

   Net Assets (in thousands)          $      6,591                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            578                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  1.00%               n/a            n/a              n/a                   n/a

Period ended December 31, 2004

   Net Assets (in thousands)          $      7,086                n/a            n/a              n/a                   n/a
   Units Outstanding (in thousands)            660                n/a            n/a              n/a                   n/a
   Investment Income Ratio *                  1.41%               n/a            n/a              n/a                   n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations March 31, 2008.

(d)   Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)
Note 6 - Financial Highlights (continued)

                                                                                               JNL/S&P
                               JNL/S&P               JNL/S&P                JNL/S&P             Growth
                             Disciplined           Disciplined          Dividend Income       Retirement           JNL/S&P
                               Moderate             Moderate               & Growth            Strategy        Intrinsic Value
                             Portfolio(b)      Growth Portfolio(b)        Portfolio(c)       Portfolio(c)       Portfolio(c)
                             ------------      -------------------      ---------------      ------------      ---------------
Highest expense ratio
Period ended December
   31, 2008

   Unit Value                $   7.469150      $          6.633553      $      7.051872      $   7.237268      $      6.183952
   Total Return *                  -28.46%                  -36.35%              -26.05%***        -32.15%              -27.31%***
   Ratio of Expenses **              2.57%                    2.46%                2.46%             1.05%               2.645%

Period ended December
   31, 2007

   Unit Value                $  10.440480      $         10.421913      $      9.761266      $  10.666225      $      9.914769
   Total Return *                    3.32%***                 4.87%***             0.21%***         -3.06%***            -0.85%***
   Ratio of Expenses **              2.57%                    2.46%                1.96%             1.05%                1.82%

Period ended December
   31, 2006

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2005

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2004

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

                              JNL/                JNL/                                   JNL/                JNL/
                           S&P Managed        S&P Managed           JNL/             S&P Managed        S&P Managed
                            Aggressive        Conservative       S&P Managed          Moderate           Moderate
                         Growth Portfolio     Portfolio(a)     Growth Portfolio      Portfolio(a)     Growth Portfolio
                        -----------------     ------------     ----------------     ------------      ----------------
Highest expense ratio
Period ended December
   31, 2008

   Unit Value           $        7.992469     $   9.378612     $       8.244253     $    9.103785     $       8.831129
   Total Return *                  -41.23%          -16.23%              -37.69%           -23.61%              -30.08%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2007

   Unit Value           $       13.600178     $   11.196051    $      13.230251     $   11.918026     $      12.630402
   Total Return *                    5.43%            3.22%                4.76%             4.47%                4.77%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2006

   Unit Value           $       12.900074     $  10.846849     $      12.628705     $   11.408016     $      12.055314
   Total Return *                   11.64%            4.75%               10.04%             7.07%                8.20%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2005

   Unit Value           $       11.555580     $  10.354700     $      11.476118     $   10.654469     $      11.142109
   Total Return *                    4.79%            0.75%                3.57%            3.87%***              2.64%
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             3.06%                3.62%

Period ended December
   31, 2004

   Unit Value           $       11.027755     $  10.277468     $      11.080077     $   10.466154     $      10.855567
   Total Return *                    8.15%***         1.21%***            8.85%***           1.87%***             6.59%***
   Ratio of
      Expenses **                    3.47%            2.92%                3.67%             2.92%                3.62%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                                                               JNL/S&P
                               JNL/S&P              JNL/S&P                 JNL/S&P             Growth
                             Disciplined          Disciplined           Dividend Income       Retirement          JNL/S&P
                               Moderate             Moderate               & Growth            Strategy        Intrinsic Value
                             Portfolio(b)      Growth Portfolio(b)        Portfolio(c)       Portfolio(c)        Portfolio(c)
                             ------------      -------------------      ---------------      ------------      ---------------
Lowest expense ratio
Period ended December
   31, 2008

   Unit Value                $   7.638164      $          6.779177      $      7.136553      $   7.279869      $      6.272336
   Total Return *                  -27.58%                 -35.64%               -26.92%           -31.94%              -35.26%***
   Ratio of Expenses **              1.35%                   1.35%                 1.35%             0.75%                1.35%

Period ended December
   31, 2007

   Unit Value                $  10.547354      $         10.533148      $      9.765851      $  10.696869      $      9.917962
   Total Return *                    3.22%***                 3.55%***            -0.51%***          1.65%***            -0.82%***
   Ratio of Expenses **              1.35%                    1.35%                1.35%             0.75%                1.40%

Period ended December
   31, 2006

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2005

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

Period ended December
   31, 2004

   Unit Value                         n/a                      n/a                  n/a               n/a                  n/a
   Total Return *                     n/a                      n/a                  n/a               n/a                  n/a
   Ratio of Expenses **               n/a                      n/a                  n/a               n/a                  n/a

                               JNL/            JNL/                              JNL/                JNL/
                           S&P Managed     S&P Managed           JNL/         S&P Managed        S&P Managed
                            Aggressive     Conservative       S&P Managed       Moderate           Moderate
                         Growth Portfolio  Portfolio(a)     Growth Portfolio  Portfolio(a)     Growth Portfolio
                         ----------------  ------------     ----------------  ------------     ----------------
Lowest expense ratio
Period ended December
   31, 2008

   Unit Value            $      10.145138  $  10.066931     $      10.690473  $   9.830150     $      11.389116
   Total Return *                  -39.91%       -14.82%              -36.16%       -22.22%              -28.40%
   Ratio of
      Expenses **                    1.25%         1.25%                1.25%         1.25%                1.25%

Period ended December
   31, 2007

   Unit Value            $      16.884180  $  11.818709     $      16.745691  $  12.638090     $      15.907343
   Total Return *                    7.81%         3.07%***             7.34%         6.39%                7.30%
   Ratio of
      Expenses **                    1.25%         1.25%                1.25%         1.25%                1.25%

Period ended December
   31, 2006

   Unit Value            $      15.661481  $  11.234342     $      15.600037  $  11.879071     $      14.825502
   Total Return *                   14.13%         6.41%               12.73%         9.02%               10.78%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.25%                1.25%

Period ended December
   31, 2005

   Unit Value            $      13.721991  $  10.558004     $      13.838200  $  10.895956     $      13.382377
   Total Return *                    7.13%         2.34%                6.10%         2.13%***             5.09%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.25%                1.25%

Period ended December
   31, 2004

   Unit Value            $      12.808455  $  10.316431     $      13.042053  $  10.505783     $      12.733662
   Total Return *                   11.22%         2.75%               10.03%         1.80%***             8.21%
   Ratio of
      Expenses **                    1.25%         1.35%                1.25%         1.35%                1.25%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                                              JNL/S&P           JNL/S&P            JNL/S&P
                                      JNL/S&P               Disciplined      Dividend Income        Growth             JNL/S&P
                                    Disciplined              Moderate            & Growth          Retirement       Intrinsic Value
                                 Moderate Portfolio(b)  Growth Portfolio(b)    Portfolio(c)    Strategy Portfolio(c) Portfolio(c)
                                 ---------------------  -------------------  ----------------  ------------------   ---------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)     $            2,187     $             2,967  $          1,234  $               67  $           214
   Units Outstanding (in
      thousands)                                288                     440               173                   9               34
   Investment Income Ratio *                   1.42%                   1.45%             4.76%               2.65%            2.56%

Period ended December 31, 2007

   Net Assets (in thousands)     $              980     $             1,785  $            124  $              348  $            --
   Units Outstanding (in
      thousands)                                 93                     170                13                  33               --
   Investment Income Ratio *                   0.00%                   0.00%             0.08%               3.24%            0.00%

Period ended December 31, 2006

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

Period ended December 31, 2005

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                    n/a                     n/a               n/a                 n/a              n/a
   Units Outstanding (in
      thousands)                                n/a                     n/a               n/a                 n/a              n/a
   Investment Income Ratio *                    n/a                     n/a               n/a                 n/a              n/a

                                          JNL/            JNL/                            JNL/            JNL/
                                      S&P Managed     S&P Managed         JNL/         S&P Managed     S&P Managed
                                       Aggressive     Conservative    S&P Managed       Moderate        Moderate
                                    Growth Portfolio  Portfolio(a)  Growth Portfolio  Portfolio(a)  Growth Portfolio
                                    ----------------  ------------  ----------------  ------------  ----------------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)        $         35,527  $     29,567  $         63,433  $     43,694  $         75,924
   Units Outstanding (in
      thousands)                               3,829         2,996             6,345         4,548             7,111
   Investment Income Ratio *                    0.37%         4.28%             0.53%         3.86%            2.22%

Period ended December 31, 2007

   Net Assets (in thousands)        $         67,327  $     21,481  $        108,086  $     42,577  $        113,848
   Units Outstanding (in
      thousands)                               4,383         1,848             6,946         3,436             7,642
   Investment Income Ratio *                    1.89%         3.54%             1.72%         3.07%             2.20%

Period ended December 31, 2006

   Net Assets (in thousands)        $         66,027  $      9,825  $         93,895  $     27,779  $         92,695
   Units Outstanding (in
      thousands)                               4,649           884             6,481         2,375             6,675
   Investment Income Ratio *                    0.09%         0.17%             0.11%         0.20%             0.14%

Period ended December 31, 2005

   Net Assets (in thousands)        $         63,956  $      6,205  $         73,034  $     16,238  $         64,507
   Units Outstanding (in
      thousands)                               5,166           592             5,715         1,506             5,167
   Investment Income Ratio *                    0.78%         0.46%             1.27%         0.30%             2.07%

Period ended December 31, 2004

   Net Assets (in thousands)        $         62,568       $ 1,200  $         60,447  $      1,936  $         37,844
   Units Outstanding (in
      thousands)                               5,414           116             5,037           185             3,187
   Investment Income Ratio *                    0.29%         0.00%             0.68%         0.00%             1.18%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations October 4, 2004.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                              JNL/S&P                JNL/S&P
                          Moderate Growth            Moderate            JNL/S&P             JNL/S&P         JNL/S&P
                            Retirement              Retirement       Retirement 2015     Retirement 2020     Retirement 2025
                       Strategy Portfolio(b)  Strategy Portfolio(b)    Portfolio(a)        Portfolio(a)      Portfolio(a)
                       ---------------------  ---------------------  ---------------     ---------------     ---------------
Highest expense ratio

Period ended December
   31, 2008

   Unit Value                            n/a                    n/a  $      7.700790     $      7.643519     $      7.462088
   Total Return *                        n/a                    n/a           -32.13%             -34.67%             -36.99%
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2007

   Unit Value                            n/a                    n/a  $     11.346282     $     11.700428     $     11.843069
   Total Return *                        n/a                    n/a             6.04%               7.21%               7.84%
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2006

   Unit Value                            n/a                    n/a  $     10.699744     $     10.913562     $     10.982351
   Total Return *                        n/a                    n/a             6.74%***            4.08%***            1.57%***
   Ratio of
      Expenses **                        n/a                    n/a             2.92%               2.07%               2.07%

Period ended December
   31, 2005

   Unit Value                            n/a                    n/a              n/a                 n/a                 n/a
   Total Return *                        n/a                    n/a              n/a                 n/a                 n/a
   Ratio of
      Expenses **                        n/a                    n/a              n/a                 n/a                 n/a

Period ended December
   31, 2004

   Unit Value                            n/a                    n/a              n/a                 n/a                 n/a
   Total Return *                        n/a                    n/a              n/a                 n/a                 n/a
   Ratio of
      Expenses **                        n/a                    n/a              n/a                 n/a                 n/a

                           JNL/
                       S&P Retirement      JNL/S&P          JNL/Select      JNL/Select          JNL/
                          Income          Total Yield       Balanced       Money Market     Select Value
                        Portfolio(a)      Portfolio(c)      Portfolio       Portfolio        Portfolio
                       --------------     ------------     -----------     ------------     ------------
Highest expense ratio

Period ended December
   31, 2008

   Unit Value          $     8.711504     $   6.311926     $ 17.137028     $  10.598972     $  12.723152
   Total Return *              -20.22%          -34.62%***      -23.30%           -0.89%          -35.72%
   Ratio of
      Expenses **                2.57%            2.46%           3.30%            3.06%            3.62%

Period ended December
   31, 2007

   Unit Value          $    10.919812     $  10.060337     $ 22.342118     $  10.693817     $  19.791966
   Total Return *                3.41%***         0.60%***        3.99%            1.57%            3.99%
   Ratio of
      Expenses **                2.57%            1.82%           3.30%            3.06%            3.62%

Period ended December
   31, 2006

   Unit Value          $    10.506277              n/a     $ 21.485865     $  10.528457     $  19.031960
   Total Return *                3.79%***          n/a            9.98%            1.37%           16.63%
   Ratio of
      Expenses **                2.32%             n/a            3.30%            3.06%            3.62%

Period ended December
   31, 2005

   Unit Value                     n/a              n/a     $ 19.537009     $  10.385847     $  16.317798
   Total Return *                 n/a              n/a            1.89%            0.11%***         4.32%
   Ratio of
      Expenses **                 n/a              n/a            3.30%            3.06%            3.62%

Period ended December
   31, 2004

   Unit Value                     n/a              n/a     $ 19.174464     $  10.845774     $  15.642396
   Total Return *                 n/a              n/a            6.33%***        -0.50%***         8.66%***
   Ratio of
      Expenses **                 n/a              n/a            3.30%            2.65%            3.62%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                             JNL/S&P               JNL/S&P
                         Moderate Growth           Moderate             JNL/S&P              JNL/S&P              JNL/S&P
                            Retirement            Retirement        Retirement 2015      Retirement 2020      Retirement 2025
                        Strategy Portfolio(b) Strategy Portfolio(b)   Portfolio(a)         Portfolio(a)        Portfolio(a)
                        --------------------- --------------------  ----------------     ---------------     -----------------
Lowest ex pense ratio

Period en ded December
   31, 20 08

   Unit V alue                         n/a                   n/a    $       8.066133     $      7.808056     $        7.622519
   Total  Return *                     n/a                   n/a              -31.06%             -32.49%***            -36.54%
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.35%                 1.35%

Period en ded December
   31, 20 07

   Unit V alue                         n/a                   n/a    $      11.699430     $     11.854760     $       12.010938
   Total  Return *                     n/a                   n/a                7.73%               7.93%                 8.62%
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.40%                 1.35%

Period en ded December
   31, 20 06

   Unit V alue                         n/a                   n/a    $      10.860120     $     10.983277     $       11.057641
   Total  Return *                     n/a                   n/a               10.50%***            9.83%***              6.02%***
   Ratio  of
      Exp enses **                     n/a                   n/a                1.35%               1.40%                 1.35%

Period en ded December
   31, 20 05

   Unit V alue                         n/a                   n/a                 n/a                 n/a                   n/a
   Total  Return *                     n/a                   n/a                 n/a                 n/a                   n/a
   Ratio  of
      Exp enses **                     n/a                   n/a                 n/a                 n/a                   n/a

Period en ded December
   31, 20 04

   Unit V alue                         n/a                   n/a                 n/a                 n/a                   n/a
   Total  Return *                     n/a                   n/a                 n/a                 n/a                   n/a
   Ratio  of
      Exp enses **                     n/a                   n/a                 n/a                 n/a                   n/a

                            JNL/
                       S&P Retirement       JNL/S&P         JNL/Select   JNL/Select          JNL/
                           Income         Total Yield       Balanced    Money Market     Select Value
                        Portfolio(a)      Portfolio(c)      Portfolio    Portfolio        Portfolio
                       --------------     ------------     -----------  ------------     ------------
Lowest expense ratio

Period ended December
   31, 2008

   Unit Value          $     9.031105     $   6.394459     $ 22.665125  $  13.658998     $  14.894958
   Total Return *              -19.24%          -32.77%***      -21.71%         0.97%          -34.07%
   Ratio of
      Expenses **                1.35%            1.25%           1.25%         1.20%            1.10%

Period ended December
   31, 2007

   Unit Value          $    11.183142     $  10.063580     $ 28.949650  $  13.527246     $  22.593750
   Total Return *                5.47%            0.64%***        6.15%         0.24%***         6.66%
   Ratio of
      Expenses **                1.35%            1.40%           1.25%         1.20%            1.10%

Period ended December
   31, 2006

   Unit Value          $    10.603426              n/a     $ 27.272162  $  12.999350     $  21.182543
   Total Return *                5.70%***          n/a           12.25%         3.24%           19.60%
   Ratio of
      Expenses **                1.35%             n/a            1.25%         1.25%            1.10%

Period ended December
   31, 2005

   Unit Value                     n/a              n/a     $ 24.296615  $  12.591389     $  17.710890
   Total Return *                 n/a              n/a            4.00%         1.44%            6.97%
   Ratio of
      Expenses **                 n/a              n/a            1.25%         1.25%            1.10%

Period ended December
   31, 2004

   Unit Value                     n/a              n/a     $ 23.363167  $  12.413013     $  16.556485
   Total Return *                 n/a              n/a            9.50%        -0.47%           10.10%
   Ratio of
      Expenses **                 n/a              n/a            1.25%         1.25%            1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                         JNL/S&P        JNL/S&P
                                     Moderate Growth    Moderate
                                       Retirement      Retirement       JNL/S&P          JNL/S&P          JNL/S&P
                                        Strategy        Strategy    Retirement 2015  Retirement 2020  Retirement 2025
                                       Portfolio(b)   Portfolio(b)    Portfolio(a)     Portfolio(a)     Portfolio(a)
                                     ---------------  ------------  ---------------  ---------------  ---------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)         $            --  $         --  $         1,943  $           951  $           705
   Units Outstanding (in thousands)               --            --              243              123               93
   Investment Income Ratio *                     n/a           n/a             1.12%            1.27%            1.47%

Period ended December 31, 2007

   Net Assets (in thousands)                     n/a           n/a  $         1,527  $         1,179  $           730
   Units Outstanding (in thousands)              n/a           n/a              131              100               61
   Investment Income Ratio *                     n/a           n/a             0.60%            0.40%            0.51%

Period ended December 31, 2006

   Net Assets (in thousands)                     n/a           n/a  $           334  $           252  $            82
   Units Outstanding (in thousands)              n/a           n/a               31               23                7
   Investment Income Ratio *                     n/a           n/a             0.00%            0.00%            0.00%

Period ended December 31, 2005

   Net Assets (in thousands)                     n/a           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a           n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a           n/a              n/a              n/a              n/a

Period ended December 31, 2004

   Net Assets (in thousands)                     n/a           n/a              n/a              n/a              n/a
   Units Outstanding (in thousands)              n/a           n/a              n/a              n/a              n/a
   Investment Income Ratio *                     n/a           n/a              n/a              n/a              n/a


                                             JNL/
                                        S&P Retirement     JNL/S&P    JNL/Select   JNL/Select       JNL/
                                            Income       Total Yield   Balanced   Money Market  Select Value
                                         Portfolio(a)   Portfolio(c)   Portfolio    Portfolio     Portfolio
                                        --------------  ------------  ----------  ------------  ------------
Portfolio data
Period ended December 31, 2008

   Net Assets (in thousands)            $        3,030  $      4,842  $   15,324  $     34,271  $      8,649
   Units Outstanding (in thousands)                338           762         774         2,740           607
   Investment Income Ratio *                      1.27%         4.10%       2.61%         2.12%         0.03%

Period ended December 31, 2007

   Net Assets (in thousands)            $        3,669  $          -  $   17,515  $     23,711  $     13,501
   Units Outstanding (in thousands)                330             -         724         1,916           621
   Investment Income Ratio *                      0.97%         0.00%       2.63%         4.63%         4.05%

Period ended December 31, 2006

   Net Assets (in thousands)            $        1,560           n/a  $   13,152  $     15,513  $      7,631
   Units Outstanding (in thousands)                147           n/a         614         1,309           372
   Investment Income Ratio *                      0.00%          n/a        0.15%         0.41%         0.15%

Period ended December 31, 2005

   Net Assets (in thousands)                       n/a           n/a  $   11,920  $     23,951  $      4,249
   Units Outstanding (in thousands)                n/a           n/a         659         2,129           246
   Investment Income Ratio *                       n/a           n/a        3.97%         2.68%         3.07%

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a           n/a  $   10,923  $      5,218  $      3,446
   Units Outstanding (in thousands)                n/a           n/a         655           469           212
   Investment Income Ratio *                       n/a           n/a        0.12%         0.90%         0.51%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)   Commencement of operations January 17, 2006.

(b)   Commencement of operations January 16, 2007.

(c)   Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe            JNL/T.Rowe          JNL/T.Rowe
                                        Price Established        Price Mid-Cap       Price Value
                                         Growth Portfolio      Growth Portfolio       Portfolio
                                        -----------------      ----------------      -----------
Highest expense ratio
Period ended December 31, 2008

   Unit Value                           $       12.984192      $      18.822510      $  7.903368
   Total Return *                                  -45.09%               -42.97%          -42.57%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2007

   Unit Value                           $       23.645204      $      33.007381      $ 13.761959
   Total Return *                                    5.77%                12.60%           -2.73%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2006

   Unit Value                           $       22.354247      $      29.314299      $ 14.148551
   Total Return *                                    9.25%                 2.62%           15.79%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2005

   Unit Value                           $       20.461539      $      28.566244      $ 12.218913
   Total Return *                                    1.94%                 9.63%            2.41%
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

Period ended December 31, 2004

   Unit Value                           $       20.072064      $      26.056234      $ 11.931595
   Total Return *                                    9.98%***             15.51%***         9.03%***
   Ratio of Expenses **                              4.00%                 4.00%           3.595%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                        Price Established    Price Mid-Cap   Price Value
                                         Growth Portfolio  Growth Portfolio   Portfolio
                                        -----------------  ----------------  -----------
Lowest expense ratio
Period ended December 31, 2008

   Unit Value                           $       19.283022  $      27.953583  $  9.811921
   Total Return *                                  -43.47%           -41.30%      -41.12%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2007

   Unit Value                           $       34.112058  $      47.618487  $ 16.664255
   Total Return *                                    8.90%            15.93%       -0.26%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2006

   Unit Value                           $       31.322792  $      41.075162  $ 16.707908
   Total Return *                                   12.46%             5.63%       18.71%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2005

   Unit Value                           $       27.853371  $      38.885926  $ 14.074598
   Total Return *                                    4.93%            12.85%        4.99%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

Period ended December 31, 2004

   Unit Value                           $       26.544267  $      34.457964  $ 13.405862
   Total Return *                                    7.61%            11.96%       11.24%
   Ratio of Expenses **                              1.10%             1.10%        1.10%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the separate account.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)
-----------------------------------------

                                            JNL/T.Rowe        JNL/T.Rowe      JNL/T.Rowe
                                        Price Established    Price Mid-Cap   Price Value
                                         Growth Portfolio  Growth Portfolio   Portfolio
                                        -----------------  ----------------  -----------
Portfolio data

Period ended December 31, 2008

   Net Assets (in thousands)            $          20,911  $         20,335  $    17,289
   Units Outstanding (in thousands)                 1,395               868        1,856
   Investment Income Ratio *                         0.09%             0.00%        1.90%

Period ended December 31, 2007

   Net Assets (in thousands)            $          37,429  $         39,876  $    31,075
   Units Outstanding (in thousands)                 1,503             1,025        1,965
   Investment Income Ratio *                         1.05%             1.76%        2.18%

Period ended December 31, 2006

   Net Assets (in thousands)            $          24,645  $         27,847  $    28,660
   Units Outstanding (in thousands)                 1,060               893        1,804
   Investment Income Ratio *                         0.06%             0.11%        0.22%

Period ended December 31, 2005

   Net Assets (in thousands)            $          18,904  $         23,757  $    21,334
   Units Outstanding (in thousands)                 1,006               875        1,593
   Investment Income Ratio *                         0.25%             0.33%        2.37%

Period ended December 31, 2004

   Net Assets (in thousands)            $          11,067  $         16,035  $    13,899
   Units Outstanding (in thousands)                   700               770        1,094
   Investment Income Ratio *                         0.51%             0.00%        0.93%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

                          Independent Auditors' Report

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2008, by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2008, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

February 27, 2009

Jackson National Life Insurance                                [GRAPHIC OMITTED]
Company of New York

Financial Statements

December 31, 2008

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                        1



Balance Sheets                                                                 2



Income Statements                                                              3



Statements of Stockholder's Equity and Comprehensive Income                    4



Statements of Cash Flows                                                       5



Notes to Financial Statements                                                  6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2008 in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Chicago, Illinois
March 13, 2009

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
-----------------------------------------------------------------------------------------------------------------------

                                                                                              DECEMBER 31,
ASSETS                                                                                 2008                2007
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Investments:
Cash and short-term investments                                                       $   159,609         $    94,316
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2008, $1,246,621; 2007, $1,265,626)
                                                                                        1,106,688           1,256,802
Equities (cost: 2008, $4,084; 2007, $261)
                                                                                            3,596                 404
Policy loans
                                                                                              143                 118
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total investments
                                                                                        1,270,036           1,351,640

Accrued investment income
                                                                                           14,763              15,790
Deferred acquisition costs
                                                                                          251,829             154,559
Deferred sales inducements
                                                                                           19,834              17,140
Reinsurance recoverable
                                                                                           84,675               1,014
Income taxes receivable from Parent
                                                                                          101,974                   -
Receivable from Parent
                                                                                                -                 394
Other assets
                                                                                              655              17,637
Separate account assets
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total assets                                                                         $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                                $    98,675         $    21,581
Deposits on investment contracts
                                                                                        1,294,024           1,280,234
Securities lending payable
                                                                                            6,181               9,789
Deferred income taxes
                                                                                           21,419              12,645
Income taxes payable to Parent
                                                                                                -               1,112
Payable to Parent
                                                                                           47,390                   -
Other liabilities
                                                                                           15,237              12,156
Separate account liabilities
                                                                                        1,161,399           1,678,606
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities
                                                                                        2,644,325           3,016,123
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------

STOCKHOLDER'S EQUITY
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding
                                                                                            2,000               2,000
Additional paid-in capital
                                                                                          181,000             141,000
Accumulated other comprehensive income (loss), net
of tax of $(20,381) in 2008 and $(1,547)  in 2007
                                                                                         (38,037)             (2,872)
Retained earnings
                                                                                          115,877              80,529
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total stockholder's equity
                                                                                          260,840             220,657
                                                                                 -----------------   -----------------
                                                                                 -----------------   -----------------
Total liabilities and stockholder's equity                                           $  2,905,165        $  3,236,780
                                                                                 =================   =================
                                                                                 =================   =================

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

INCOME STATEMENTS
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                   YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Revenues
Premiums, net of reinsurance                                             $  (47,806)        $    (650)        $    (580)
Net investment income
                                                                              78,535            83,389            87,093
Net realized gains (losses) on investments
                                                                            (39,391)           (2,532)                81
Fee income
                                                                              36,689            34,841            23,556
Other income
                                                                               (853)                87               170
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total revenues
                                                                              27,174           115,135           110,320
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

BENEFITS AND EXPENSES
Policyholder benefits
                                                                               4,600             4,587             5,081
Interest credited on deposit liabilities
                                                                              44,898            45,780            47,865
Change in reserves, net of reinsurance recoverables
                                                                                 856             4,613             (147)
Commissions
                                                                              31,291            37,546            31,722
General and administrative expenses
                                                                               6,804             8,775             6,324
Taxes, licenses and fees
                                                                                 953               548               762
Deferral of acquisition costs
                                                                            (29,646)          (34,456)          (31,102)
Deferral of sales inducements
                                                                             (3,029)           (4,294)           (3,994)
Amortization of deferred acquisition costs:
Attributable to operations
                                                                              16,544            17,610            18,384
Attributable to net realized gains (losses) on investments
                                                                            (13,482)             (834)                27
Amortization of deferred sales inducements:
Attributable to operations
                                                                               2,067             4,683             4,139
Attributable to net realized gains (losses) on investments
                                                                               5,530             (154)                 5
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Total benefits and expenses
                                                                              67,386            84,404            79,066
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
Pretax income (loss)
                                                                            (40,212)            30,731            31,254
Income tax expense (benefit)
                                                                            (75,560)             7,642            10,309
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET INCOME (LOSS)                                                         $   35,348        $   23,089        $   20,945
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
COMMON STOCK
Beginning and end of year                                               $    2,000         $    2,000         $   2,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                          141,000            141,000           141,000
Capital contributions                                                       40,000                  -                 -
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                181,000            141,000           141,000
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                                          (2,872)              3,153             6,733
Net unrealized investment losses, net of
       reclassification adjustment and net of tax                          (35,165)            (6,025)           (3,580)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                (38,037)            (2,872)             3,153
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

RETAINED EARNINGS
Beginning of year                                                           80,529             57,440            36,495
Net income (loss)                                                           35,348             23,089            20,945
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------
End of year                                                                115,877             80,529            57,440
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

TOTAL STOCKHOLDER'S EQUITY                                              $  260,840         $  220,657        $  203,593
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                                                                                YEARS ENDED DECEMBER 31,
                                                                         2008               2007              2006
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

Net income (loss)                                                       $   35,348         $   23,089        $   20,945
Net unrealized holding losses arising during
the period, net of tax of $(26,045) in 2008;
$(3,221) in 2007 and $(1,671) in 2006                                     (48,901)            (5,979)           (3,105)
Reclassification adjustment for losses (gains) included
in net income, net of tax of $7,398 in 2008;
$(24) in 2007 and $(256) in 2006                                            13,736               (46)             (475)
                                                                    ---------------    ---------------   ---------------
                                                                    ---------------    ---------------   ---------------

COMPREHENSIVE INCOME (LOSS)                                              $     183         $   17,064        $   17,365
                                                                    ===============    ===============   ===============
                                                                    ===============    ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------

                                                                                    YEARS ENDED DECEMBER 31,
                                                                          2008               2007              2006
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                                         $   35,348        $   23,089        $   20,945
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Net realized (gains) losses on investments                                    39,391             2,532              (81)
Unrealized (gains) losses on trading portfolio                                     -                60              (60)
Interest credited on deposit liabilities                                      44,898            45,780            47,865
Amortization of discount and premium on investments                              785             2,023             2,515
Deferred income tax provision                                                 27,419             3,808             5,018
Change in:
Accrued investment income                                                      1,027             2,931             1,017
Deferred sales inducements and acquisition costs                            (22,016)          (17,022)          (12,561)
Trading portfolio activity, net                                                    -             1,000           (1,000)
Income taxes (receivable) payable to Parent                                (103,086)             2,221             1,283
Claims payable                                                               (7,132)               305             4,741
Receivable from (payable to) Parent                                           47,784             (253)             (141)
Other assets and liabilities, net                                             19,134          (15,478)             5,625
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     83,552            50,996            75,166
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities and equities available for sale:
Sales                                                                        226,750           173,585           143,627
Principal repayments, maturities, calls
and redemptions                                                               57,082           125,404           111,799
Purchases                                                                  (308,825)         (135,718)         (238,834)
Other investing activities                                                   (3,633)             6,316           (9,828)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                         (28,626)           169,587             6,764
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                                     458,829           558,201           451,770
Withdrawals                                                                (357,034)         (285,415)         (234,139)
Net transfers to separate accounts                                         (131,428)         (409,647)         (312,509)
Capital contribution                                                          40,000                 -                 -
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                           10,367         (136,861)          (94,878)
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
INVESTMENTS                                                                   65,293            83,722          (12,948)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            94,316            10,594            23,542
                                                                     ----------------   ---------------   ---------------
                                                                     ----------------   ---------------   ---------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                              $  159,609        $   94,316        $   10,594
                                                                     ================   ===============   ===============
                                                                     ================   ===============   ===============

-----------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "Jackson/NY") is wholly owned by Jackson National Life Insurance Company ("Jackson" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson/NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP").

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an unrealized loss is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management's best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements for those periods.

     CHANGES IN ACCOUNTING PRINCIPLES

     On January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which was issued by the Financial Accounting Standards Board ("FASB") in 2007. FAS 159 allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Jackson/NY did not elect to measure any eligible items at fair value and, as a result, adoption did not have an initial impact on the Company's financial statements.

     On January 1, 2008, the Company adopted FAS No. 157, "Fair Value Measurements" ("FAS 157"), which was issued by the FASB in September 2006. The Company also adopted the FAS 157 related FASB Staff Positions ("FSPs") described below. For financial statement elements measured at fair value, FAS 157 establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Prior to FAS 157, the fair value of a liability was often based on a settlement price concept, which assumed the liability was extinguished. Under FAS 157, fair value is based on the amount that would be paid to transfer a liability to a third party with the same credit standing, thereby requiring that an issuer's credit standing be considered when measuring a liability at fair value. FAS 157 also establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

     The Company applied the provisions of FAS 157 prospectively to financial assets and liabilities measured at fair value under existing GAAP. The impact of adopting FAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain guarantees on variable annuity contracts. The change in the valuation of embedded derivatives associated with the variable annuity guarantees resulted from a change to implied volatility with no reference to historical volatility levels. At January 1, 2008, the impact of adopting FAS 157 was a charge of $4.2 million, which was recognized as a change in estimate in the accompanying financial statements where the changes were presented in the respective income statement captions to which the item related. The Company's adoption of FAS 157 did not materially impact the fair values of other financial instruments. However, management expects that as a result of adoption, results for 2008 and future years are likely to be more volatile than amounts recorded in prior years due to the potential variability in the relevant inputs. See note 3 for additional information regarding FAS 157.

     In February 2008, the FASB issued FSP FAS No. 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13" ("FSP FAS 157-1"). FSP FAS 157-1 provides a scope exception from FAS 157 for the evaluation criteria on lease classification and capital lease measurement under FAS No. 13, "Accounting for Leases" and other related accounting pronouncements. Due to the scope exception, the Company did not apply the provisions of FAS 157 in determining the classification of and accounting for leases. Accordingly, the adoption of FSP FAS 157-1 did not have an impact on the Company's financial statements.

     In February 2008, the FASB issued FSP FAS No. 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of FAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and liabilities. Examples of applicable nonfinancial assets and liabilities to which FSP FAS 157-2 applies include, but are not limited to, nonfinancial assets and liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value and nonfinancial long-lived assets measured at fair value for impairment assessment. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2 and does not expect such application to have a significant impact on the Company's consolidated financial statements.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of FAS 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. The key considerations illustrated in FSP FAS 157-3 include the use of an entity's own assumptions about future cash flows and appropriate risk-adjusted discount rates, appropriate risk adjustments for nonperformance and liquidity risks, and the reliance that an entity should place on quotes that do not reflect the result of market transactions. FSP FAS 157-3 was preceded by a press release that was jointly issued by the Office of the Chief Accountant of the SEC and the FASB staff on September 30, 2008, which provided immediate clarification on fair value accounting based on the measurement guidance of FAS 157. FSP FAS 157-3 was effective upon issuance and did not have a significant impact on the Company's financial statements.

     In December 2008, the FASB issued FSP 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4/FIN 46(R)-8"). This staff position amends both FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" and FASB Interpretation No. 46 (revised) "Consolidation of Variable Interest Entities" ("FIN 46R") to require additional disclosures beginning in financial statements for reporting periods ending after December 15, 2008. Accordingly, any additional disclosures required by this statement are included in the accompanying notes to financial statements.

     In March 2008, the FASB issued FAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing the users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company will incorporate the additional disclosures required by FAS 161 in the 2009 financial statements.

     In December 2007, the FASB issued FAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB No. 51" ("FAS 160"). FAS 160 establishes accounting and reporting standards for noncontrolling interests in a subsidiary. FAS 160 is effective for fiscal years beginning on or after December 15, 2008. FAS 160 will not have a significant effect on the Company's financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The adoption did not have an initial impact on the Company's financial statements. See note 8 for information on unrecognized tax benefits arising subsequent to adoption.

     Effective January 1, 2007, the Company adopted FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's financial statements.

     In April 2006, the FASB issued FSP on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements did not need to be applied to entities that were previously analyzed under FIN 46R unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract.

     Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 was required to be applied prospectively and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's financial statements.

     COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS

     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $6.5 million and zero at December 31, 2008 and 2007, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a number of factors, which are further detailed in note 4.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Book value of equity securities are reduced to fair value for declines in fair value considered to be other-than-temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities, which consisted of seed money that supported newly established variable funds, were carried at fair value with changes in value included in net investment income. There were no trading securities held at December 31, 2008 or 2007. During 2006, $60 thousand of investment income was recognized related to trading securities held at December 31, 2006.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

     The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income (loss) and included as a component of other comprehensive income
     (loss) and stockholder's equity.

     EMBEDDED DERIVATIVES

     Certain liabilities issued by the Company, primarily guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by FAS 133. The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from embedded derivative movements are reported in change in reserves.

     DEFERRED ACQUISITION COSTS

     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $74.2 million and $3.6 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS

     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of applicable tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $8.0 million and $0.7 million at December 31, 2008 and 2007, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2005.

     Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the enacted tax rates expected to be in effect when such benefits are realized. Under GAAP, Jackson/NY periodically tests the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

     The determination of the valuation allowance for Jackson/NY's deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order to recognize a benefit in the financial statements, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. Management's judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and specific industry and market conditions.

     POLICY RESERVES AND LIABILITIES

     RESERVES FOR FUTURE POLICY BENEFITS:

     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4% to 7%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:

     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $1,161.4 million and $1,678.6 million at December 31, 2008 and 2007, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and are included in fee income.

     REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------
3.   FAIR VALUE MEASUREMENTS

     The  following  chart  summarizes  the fair  value  and  carrying  value of
     Jackson/NY's   financial   instruments  (in   thousands).   The  basis  for
     determining the fair value of each instrument is also described below.

                                                       DECEMBER 31, 2008                           DECEMBER 31, 2007
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
                                             CARRYING VALUE        FAIR VALUE           CARRYING VALUE        FAIR VALUE
                                           ----------------------------------------   ----------------------------------------
                                           ----------------------------------------   ----------------------------------------
ASSETS
    Cash and short-term investments                 $  159,609          $  159,609             $   94,316          $   94,316
    Fixed maturities                                 1,106,688           1,106,688              1,256,802           1,256,802
    Equities                                             3,596               3,596                    404                 404
    Policy loans                                           143                 106                    118                  87
    GMIB reinsurance recoverable (1)                    14,868              14,868                      -                   -
    Separate account assets                          1,161,399           1,161,399              1,678,606           1,678,606

LIABILITIES
    Annuity reserves (2)                           $ 1,343,832         $ 1,177,412            $ 1,260,645          $  993,115
    Separate account liabilities                     1,161,399           1,161,399              1,678,606           1,678,606

    (1) - Reinsurance recoverable in 2008 represents the asset balance on the embedded derivative associated with the reinsurance of
    Jackson NY's GMIB product. In 2007, this embedded derivative was a liability and was included in annuity reserves in this table.

    (2) - Annuity reserves represent only the components of deposits on investment contracts that constitute financial instruments.
    Non-financial instruments are not included in either the carrying value or fair value columns.

     Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's view of market assumptions in the absence of observable market information. Jackson/NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. FAS 157 requires all assets and liabilities measured at fair value on a recurring basis to be classified into one of the following categories:

 Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured or lower quality asset-backed securities. Embedded derivative instruments that are valued using unobservable inputs are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

     In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

     The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company also determines fair value based on estimated future cash flows discounted at the appropriate current market rate. As appropriate, fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and risk margins on unobservable inputs.

     Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. Illiquid market conditions have resulted in inactive markets for certain of the Company's financial instruments. As a result, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had a ready market existed, and the differences could be material. As a result, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly effect these fair value estimates.

     The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

     FIXED MATURITY AND EQUITY SECURITIES

     The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

     As a result of typical trading volumes and the lack of quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.

     Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from independent pricing services are sometimes unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced using broker-dealer quotes, which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these quotes are non-binding.

     Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using discounted expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, represent Level 3 inputs.

     The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. During 2008, the Company determined that reliable market prices were no longer available on certain securities. As a result, these securities are valued using internal estimates at December 31, 2008. These securities are reflected as transfers into Level 3 during 2008. At December 31, 2008, the related securities had an amortized cost and fair value after adjustment of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.

     An internally developed model is used to price certain asset-backed securities for which the Company is unable to obtain a reasonable price from either a third party pricing service or an independent broker quotation. The pricing model used by the Company begins with current spread levels of similarly-rated securities to determine the market discount rate for the security. Additional risk premiums for illiquidity and non-performance are incorporated, if warranted, and included in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions are discounted to determine an estimated fair value.

     The Company reviewed the independent pricing services' valuation methodologies and related inputs, and evaluated the various types of securities in its investment portfolio to determine an appropriate FAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price was classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 because the most significant inputs used in pricing the securities are market observable.

     Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 2 as values are determined using observable market inputs.

     POLICY LOANS

     Fair values are determined  using projected future cash flows discounted at
     current  market  interest  rates.   Projected  future  cash  flows  include
     assumptions regarding mortality and lapse expectations.

     FAIR VALUES OF SEPARATE ACCOUNT ASSETS

     Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.

     ANNUITY RESERVES

     Fair values for immediate annuities without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

     FAIR VALUES OF CERTAIN GUARANTEED BENEFITS

     Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits ("GMWB") and the reinsured portion of the Company's guaranteed minimum income benefits ("GMIB"), are accounted for under FAS 133. Guaranteed benefits that do not meet the requirements of FAS 133 are accounted for as insurance benefits under the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1").

     Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future fees and future benefits associated with the benefit. At inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which are then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid for the benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

     Jackson/NY's GMIBs are reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company's balance sheets, with changes in fair value recorded in change in reserves.

     Fair values for GMWB embedded derivatives as well as reinsured GMIB derivatives, are calculated based upon internally developed models because active, observable markets do not exist for those items. Prior to January 1, 2008, the Company used the guidance prescribed in FAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at a risk-adjusted rate of interest, was deemed to be the best available estimate of fair value in the circumstances.

     Prior to January 1, 2008, fair value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a stochastic process involving the generation of thousands of scenarios that assumed risk neutral returns consistent with swap rates and incorporating implied volatility data and evaluations of historical volatilities for various indices were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation.

     At each valuation date prior to January 1, 2008, the Company assumed expected returns based on risk-adjusted spot rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility and evaluations of historical volatilities for various indices. The risk-adjusted spot rates as represented by the LIBOR spot curve as of the valuation date were used to determine the present value of expected future cash flows produced in the stochastic process. GMWB obligations are relatively new in the marketplace, thus actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on both internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

     Effective January 1, 2008, the FAS 157 basis fair value is calculated using the methods previously described. However, as a result of adoption, Jackson/NY now bases its volatility assumptions solely on implied market volatility with no reference to historical volatility levels and explicitly incorporates Jackson/NY's own credit risk in place of the risk-adjusted rates referenced above. Volatility assumptions are now based on a weighting of available market data on implied volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of interest rates based on a AA corporate credit curve, which approximates Jackson/NY's own credit risk. Other risk margins required by FAS 157, particularly for market illiquidity and policyholder behavior are also incorporated into the model through the use of explicitly conservative assumptions. On a periodic basis, the Company validates the resulting fair values based on comparisons to other models and market movements.

     The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the FAS 157 fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

     FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

     The following table presents the Company's assets and liabilities that are carried at fair value by FAS 157 hierarchy levels, as of December 31, 2008 (in thousands):

                                                  TOTAL               LEVEL 1              LEVEL 2              LEVEL 3
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
ASSETS
Fixed maturities                                  $   1,106,688           $      557         $    885,118        $    221,013
Equities                                                  3,596                3,542                   54                   -
GMIB reinsurance recoverable                             14,868                    -                    -              14,868
Separate account assets (1)                           1,161,399            1,161,399                    -                   -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
Total                                             $   2,286,551        $   1,165,498         $    885,172        $    235,881
                                           ===================================================================================
                                           ===================================================================================
LIABILITIES
GMWB reserves (2)                                   $     7,259            $       -            $       -         $     7,259
                                           ===================================================================================
                                           ===================================================================================

     (1) Pursuant to the conditions set forth in SOP 03-1, the value of the separate account liabilities is set equal to the value of the separate account assets.

     (2) GMWB reserves are presented net of reinsurance ceded to Jackson of $65.3 million to illustrate the net effect on
     Jackson/NY's results.

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) The table below provides a rollforward from January 1, 2008 to December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. In addition, the Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the relevant risks may or may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 below may vary significantly from the total income effect.

                                     TOTAL REALIZED/UNREALIZED GAINS (LOSSES) INCLUDED IN
                                     -------------------------------------------------------
                                     -------------------------------------------------------
(IN THOUSANDS)                    FAIR VALUE AS     NET INCOME     OTHER          PURCHASES,      TRANSFERS IN     FAIR VALUE AS OF
                                  OF JANUARY 1,                    COMPREHENSIVE  ISSUANCES AND   AND/OR OUT OF    DECEMBER 31, 2008
                                      2008                         INCOME         SETTLEMENTS     LEVEL 3
                                  --------------------------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                  $   72,520       (14,018)       (15,244)       (1,410)          179,165         $    221,013
 GMIB reinsurance recoverable           1,326        13,542              -             -                 -               14,868

LIABILITIES
 GMWB reserves                     $   15,219      $    (7,960)   $      -       $     -           $     -         $     7,259

     The  portion  of  gains  and  losses   included  in  net  income  or  other
     comprehensive income attributable to the change in unrealized gains (losses) related to financial statement instruments still held at December 31, 2008 are as follows (in thousands):


                                                   DECEMBER 31, 2008
                                              -------------------------
ASSETS
    Fixed maturities                                  $       (15,170)
    GMIB reinsurance recoverable                               13,543

LIABILITIES
    GMWB reserves                                     $         7,960


4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES

     The following table sets forth fixed maturity investments at December 31, 2008, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2008, the carrying value of investments rated by the Company's affiliated investment advisor totaled $5.2 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                       PERCENT OF TOTAL
                                                       FIXED MATURITIES
INVESTMENT RATING                                     December 31, 2008
                                                 -------------------------
AAA                                                         24.5%
AA                                                          8.5%
A                                                           27.2%
BBB                                                         36.3%
                                                 -------------------------
Investment grade                                            96.5%
                                                 -------------------------
BB                                                          2.7%
B and below                                                 0.8%
                                                 -------------------------
Below investment grade                                      3.5%
                                                 -------------------------
Total fixed maturities                                      100.0%
                                                 =========================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $169 thousand, respectively, at December 31, 2008. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2008 were zero and $169 thousand, respectively, and for the 12 months preceding December 31, 2007 were zero and $17 thousand, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities are as follows (in thousands):

                                     COST OR            GROSS              GROSS
                                    AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                     COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     505          $     51           $      -        $     556
Public utilities                       107,596               645              6,340          101,901
Corporate securities                   723,884             6,351             86,308          643,927
Asset-backed securities                414,636             3,321             57,653          360,304
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,246,621        $   10,368         $  150,301      $ 1,106,688
                                ===============   ===============   ================  ===============
Equities                            $    4,084          $     83          $     571       $    3,596
                                ===============   ===============   ================  ===============

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                   COST              GAINS             LOSSES            VALUE
                                ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities             $     507          $     23           $      -        $     530
Public utilities                        88,965             3,233                285           91,913
Corporate securities                   798,128            16,305             15,217          799,216
Asset-backed securities                378,026             2,752             15,635          365,143
                                ---------------   ---------------   ----------------
                                ---------------   ---------------   ----------------  ---------------
Total fixed maturities             $ 1,265,626        $   22,313         $   31,137      $ 1,256,802
                                ===============   ===============   ================  ===============
Equities                             $     261         $     147           $      4        $     404
                                ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2008, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                           AMORTIZED             FAIR
                                             COST                VALUE
                                       ---------------   ----------------
Due in 1 year or less                      $   49,888         $   47,423
Due after 1 year through 5 years
                                              415,830            387,634
Due after 5 years through 10 years
                                              314,942            268,696
Due after 10 years through 20 years
                                               42,724             34,738
Due after 20 years
                                                8,601              7,893
Asset-backed securities
                                              414,636            360,304
                                       ---------------   ----------------
Total                                     $ 1,246,621        $ 1,106,688
                                       ===============   ================


     U.S. Treasury securities with a carrying value of $557 thousand and $530 thousand at December 31, 2008 and 2007, respectively, were on deposit with the State of New York as required by state insurance law.

     Asset-backed securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans are neither explicitly nor implicitly guaranteed by U.S. government agencies ("non-agency mortgage-backed securities").

     The Company's non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

                                   COST OR            GROSS              GROSS
                                  AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2008                   COST              GAINS             LOSSES            VALUE
                               --------------   ---------------   ----------------  ---------------

Prime                             $  141,649        $    2,014         $   12,103       $  131,560
Alt-A                                 45,202               386              5,019           40,569
Subprime                              23,625                 -              3,083           20,542
                               --------------   ---------------   ----------------
                               --------------   ---------------   ----------------  ---------------
Total non-agency RMBS             $  210,476        $    2,400         $   20,205       $  192,671
                               ==============   ===============   ================  ===============

     The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. 90.6% of the Company's investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO. 100.0% of the Company's investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO. In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively. No other-than-temporary impairment charges were recorded on securities backed by prime, Alt-A or subprime loans during either 2007 or 2006.

     Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans ("CMBS"). The amortized cost and fair value of the Company's investment in CMBS is $130.0 million and $99.6 million, respectively, at December 31, 2008. 100.0% of these investments are rated investment grade by at least one NRSRO. No other-than-temporary impairment charges were recorded on CMBS during 2008, 2007 or 2006.

     The fair value and the amount of gross unrealized losses in accumulated other comprehensive income (loss) in stockholder's equity are as follows (in thousands):

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2008                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities                 $ -           $ -          $ -           $ -           $ -           $ -
Public utilities                       4,749        64,619        1,591         7,554         6,340        72,173
Corporate securities                  47,422       380,982       38,886       116,131        86,308       497,113
Asset-backed securities               17,761       115,649       39,892       181,618        57,653       297,267
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities           69,932       561,250       80,369       305,303       150,301       866,553
Equities                                 571         1,749            -             -           571         1,749
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                           $70,503     $ 562,999      $80,369     $ 305,303     $ 150,872     $ 868,302
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
                                --------------------------- -------------------------- ---------------------------
                                --------------------------- -------------------------- ---------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2007                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Fixed Maturities
U.S. Treasury securities              $    -        $    -       $    -        $    -        $    -        $    -
Public utilities                          20         5,652          265         9,835           285        15,487
Corporate securities                   5,812       131,584        9,405       201,372        15,217       332,956
Asset-backed securities                8,234       133,759        7,401        73,700        15,635       207,459
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Subtotal - fixed maturities
                                      14,066       270,995       17,071       284,907        31,137       555,902
Equities                                   4             7            -             -             4             7
                                ------------- ------------- ------------ ------------- ------------- -------------
                                ------------- ------------- ------------ ------------- ------------- -------------
Total temporarily impaired
securities                          $ 14,070     $ 271,002     $ 17,071     $ 284,907      $ 31,141     $ 555,909
                                ============= ============= ============ ============= ============= =============
                                ============= ============= ============ ============= ============= =============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the income statement.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market illiquidity or volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     In addition to the review procedures described above, investments in structured securities where market prices are depressed are subject to a rigorous review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. Even in the case of severely depressed market values on structured securities, the Company places significant importance on the results of its cash flow testing and its ability and intent to hold these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Impairment charges are generally recorded on structured securities when the Company forecasts a contractual payment shortfall.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the income statement.

     In 2008, the impairment model described in EITF 99-20 was modified by FASB Staff Position EITF 99-20-1 to make its impairment model more consistent with FASB Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities. This modification eliminated EITF 99-20's exclusive reliance on "market participant" estimates of future cash flows used in determining whether there has been a probable adverse change when assessing whether an other-than-temporary impairment has occurred. The Company has applied this new guidance effective in the fourth quarter of 2008.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in fair value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector, change, the Company may sell the security prior to its maturity or recovery and realize a loss.

     Based on ratings by NRSRO's, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2008, 81.7% were investment grade, 3.5% were below investment grade and 14.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 18.7% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2008, the industries representing the larger unrealized losses included real estate (15.8% of fixed maturities gross unrealized losses) and financial institutions and services (14.3%). The largest unrealized loss related to a single corporate obligor was $2.7 million at December 31, 2008.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2008 were as follows (in thousands):

-----------------------------------------------------------------------------
Less than one year                                                    $2,532
-----------------------------------------------------------------------------
One to five years                                                     30,535
-----------------------------------------------------------------------------
Five to ten years                                                     50,622
-----------------------------------------------------------------------------
More than ten years                                                    8,959
-----------------------------------------------------------------------------
Asset-backed securities                                               57,653
-----------------------------------------------------------------------------
Total gross unrealized losses                                     $  150,301
--------------------------------------------------------------===============

     SECURITIES LENDING

     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2008 and 2007, the estimated fair value of loaned securities was $6.1 million and $9.6 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $6.2 million and $9.8 million at December 31, 2008 and 2007, respectively, was invested by the agent bank and included in cash and short-term investments. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2008, 2007 and 2006 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $1.0 million, $0.6 million and $0.7 million in 2008, 2007 and 2006, respectively.

     Net realized gains (losses) on investments were as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007               2006
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Sales of fixed maturities:
Gross gains                  $ 3,796             $ 3,177            $ 2,949
Gross losses                  (9,919)             (3,826)            (2,873)
Sales of equities:
Gross gains                        -                   -                  5
Gross losses                  (1,008)                  -                  -
Impairment losses            (32,260)             (1,883)                 -
                            ----------------  ----------------   ---------------
                            ----------------  ----------------   ---------------
Total                        $(39,391)          $(2,532)                  81
                            ================  ================   ===============
                            ================  ================   ===============

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2008 and 2007, the Company had variable contracts with guarantees, where net amount at risk ("NAR") OMITTED][GRAPHIC OMITTED] is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

DECEMBER 31, 2008
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                          0%        $ 651.4      $258.4        63.7 years
      GMWB - Premium only                           0%        $ 229.2      $ 72.2
      GMWB - For life                             0-5%        $  39.7      $ 12.4
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $509.5       $298.9        63.8 years
      GMWB - Highest anniversary only                         $136.9       $ 89.6
      GMWB - For life                                         $ 61.4       $ 33.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $ 98.8       $ 62.1                        6.2 years
      GMWB - For life                            0-5%         $228.7       $117.7

DECEMBER 31, 2007
                                                                                        Weighted        Period until
                                                 Minimum      Account     Net Amount    Average         Expected
                                                 Return        Value        at Risk     Attained Age    Annuitization
                                               ------------  ----------- ------------  -------------    -------------
Return of net deposits plus a minimum return
      GMDB                                        0-5%        $ 879.8      $  5.0        62.6 years
      GMWB - Premium only                         0-5%        $ 375.4      $  0.7
      GMWB - For life                             0-5%        $  65.6      $  -
Highest specified anniversary account value
minus withdrawals post-anniversary
      GMDB                                                    $797.8       $ 62.9        63.2 years
      GMWB - Highest anniversary only                         $217.5       $  4.7
      GMWB - For life                                         $ 87.3       $  1.5
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
      GMIB                                       0-6%         $139.3       $ 4.7                        6.7 years
      GMWB - For life                            0-5%         $194.8       $ 4.9

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                                  DECEMBER 31,
                                        ----------------------------
                                        ----------------------------
     FUND TYPE:                             2008           2007
                                        -------------  -------------
                                        -------------  -------------
     Equity                                 $  971.2     $  1,486.9
     Bond
                                               100.3           98.1
     Balanced
                                                55.1           69.2
     Money market
                                                34.3           23.7
                                        -------------  -------------
                                        -------------  -------------
     Total                                 $ 1,160.9     $  1,677.9
                                        =============  =============
                                        =============  =============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):
                                                   2008      2007      2006
                                                   --------- --------- ---------
      Balance at January 1                            $ 1.5     $ 0.8     $ 0.4
      Incurred guaranteed benefits                     12.3       1.3       1.8
      Paid guaranteed benefits                         (3.0)     (0.6)     (1.4)
                                                   --------- --------- ---------
      Balance at December 31                         $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========
      Balance at December 31, net of reinsurance     $ 10.8     $ 1.5     $ 0.8
                                                   ========= ========= =========

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2008 and 2007 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 80.0% of the Annuity 2000 table.

     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 7.0% during the surrender charge period and 11.0% thereafter at December 31, 2008 and from 0.75% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007.

     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in change in reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in note 3. The GMWB reserve totaled $72.6 million at December 31, 2008 and was included in reserves for future policy benefits. In 2007, the GMWB reserve was a negative reserve included in other assets of $0.1 million at December 31, 2007.

     Jackson/NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2008 and 2007, these SOP 03-1 reserves totaled $2.4 million and $0.5 million, respectively.

6.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2008 and 2007, are consistent with those used for calculating the GMDB liability. GMIB SOP 03-1 reserves totaled $0.3 million at December 31, 2008 and were minimal at December 31, 2007.

7.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand. Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

     With the approval of the Insurance Commissioner of New York, Jackson/NY cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities to its Parent. This agreement, which was entered into during 2008, resulted in an initial gain to Jackson/NY of $939 thousand, which was deferred and included in other liabilities in the accompanying balance sheet. Premiums ceded for guaranteed minimum withdrawal benefits included $47.1 million to Jackson in 2008.

     The effect of reinsurance on premiums was as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                 2008              2007              2006
--------------------------------------------------------------------------------
Direct premiums              $    695        $   714                $  723
Less reinsurance ceded:
Life                             (573)          (583)                 (636)
Guaranteed annuity benefits   (47,928)          (781)                 (667)
Net premiums                 $(47,806)       $  (650)   $             (580)
----------------------------================--================--================
----------------------------================--================--================

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                   DECEMBER 31,
                                              2008              2007
-----------------------------------------------------------------------------
Ceded reserves                             $ 84,278            $   874
Ceded claims liability                           90                135
Ceded other                                     307                  5
Total                                      $ 84,675            $ 1,014
-----------------------------------------================--===================
-----------------------------------------================--===================

     Reserves reinsured to Jackson totaled $67.5 million at December 31, 2008.

8.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                             YEARS ENDED DECEMBER 31,
                                    2008              2007              2006
                               -------------  ----------------  ----------------
                               -------------  ----------------  ----------------
Current tax expense (benefit)  $ (102,979)         $ 3,834             $ 5,291
Deferred tax expense               27,419            3,808               5,018
                               ----------------  ----------------  -------------
Income tax expense (benefit)   $  (75,560)         $ 7,642             $10,309
                               ================  ================  =============
                               ================  ================  =============

     The Company recognizes interest and penalties, if any, accrued related to unrecognized tax benefits as a component of tax expense.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2008, 2007 and 2006. During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes. As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below. These differences from the tax at the statutory rate are summarized as follows (in thousands):

                                                     YEARS ENDED DECEMBER 31,
                                           2008              2007              2006
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Income taxes at statutory rate         $ (14,074)        $ 10,756           $  10,939
Dividends received deduction              (2,021)          (2,828)               (630)
Ceding commission                        (68,075)               -                   -
Deferred tax valuation allowance           8,400                -                   -
Other                                        210             (286)                  -
                                      ----------------  ----------------  ----------------
                                      ----------------  ----------------  ----------------
Provision for federal income taxes     $(75,560)         $  7,642           $  10,309
                                      ================  ================  ================
                                      ================  ================  ================
Effective tax rate                       187.9%             24.9%              33.0%
                                      ================  ================  ================
                                      ================  ================  ================

     Federal income taxes of $0.1 million, $1.6 million and $4.0 million were paid to Jackson in 2008, 2007 and 2006, respectively. 7.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------

8.   FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                DECEMBER 31,
                                                                           2008              2007
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                 $   14,531         $   36,027
Other-than-temporary impairments and other investment related items           11,576                109
Net unrealized losses on available for sale securities                        49,148              3,038
Other, net                                                                       778                844
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax asset                                                76,033             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Valuation allowance                                                           (8,587)                  -
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Gross deferred tax asset, net of valuation allowance                          67,446             40,018
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                              (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------
Total gross deferred tax liability                                            (88,865)           (52,663)
                                                                      ---------------   ----------------
                                                                      ---------------   ----------------

NET DEFERRED TAX LIABILITY                                               $   (21,419)        $  (12,645)
                                                                      ===============   ================
                                                                      ===============   ================

     During 2008, Jackson/NY recorded a valuation allowance (included in deferred tax expense) of $8.4 million against the deferred tax assets associated with realized losses where management no longer believes that it is more likely than not that the full tax benefit of the losses will be realized. Jackson/NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value cannot be anticipated. This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand. Management will monitor these assets and, if the circumstances which required the establishment of this allowance reverse in the future, the valuation allowance may be reduced or eliminated.

     Realization of Jackson's deferred tax assets is dependent on generating sufficient taxable income. Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the remaining gross deferred tax asset.

     At December 31, 2008, the Company had no federal tax capital loss carryforwards available for future use.

     In August 2007, the Internal Revenue Service ("IRS") issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The Company recognized an income tax benefit related to the separate account DRD of $1.8 million, $2.8 million and $0.6 million during 2008, 2007 and 2006, respectively.

     During 2008, Jackson/NY established a reserve for an unrecognized tax benefit as required by the provisions of FIN 48. The following table summarizes the changes in the Company's unrecognized tax benefits, including interest, for the year ended December 31, 2008 (in thousands). There were no unrecognized tax benefits at December 31, 2007.

Unrecognized tax benefit at December 31, 2007                $    -

Additions for tax positions identified in 2008                1,637

Reduction of tax positions of closed prior years              (368)
                                                        ------------
Unrecognized tax benefit at December 31, 2008              $  1,269
                                                        ============


     The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits, if recognized, that would affect the effective tax rate at December 31, 2008 is approximately $1.3 million.

     Interest totaling $0.2 million related to these unrecognized tax benefits has been included in income tax expense in the consolidated income statement. The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2008, 2007 or 2006.

     Using the information available as of December 31, 2008, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2005.

9.   CONTINGENCIES

     Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

10.  STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to Jackson in 2008, 2007 or 2006. Jackson made a capital contribution of $40.0 million to Jackson/NY in 2008.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $94.7 million and $132.1 million at December 31, 2008 and 2007, respectively. Statutory net income (loss) of the Company, as reported in its Annual Statement, was $(309.4) million, $(4.1) million and $3.4 million in 2008, 2007 and 2006, respectively.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $487 thousand, $489 thousand and $517 thousand to PPM for investment advisory services during 2008, 2007 and 2006, respectively.

     The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $4.2 million, $6.5 million and $4.2 million in 2008, 2007 and 2006, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $157 thousand, $150 thousand and $100 thousand in 2008, 2007 and 2006, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2008 and 2007, Jackson's liability for the Company's portion of such plans totaled $1.9 million and $2.3 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. There was no expense related to these plans in 2008, 2007 or 2006.

PART C.  OTHER INFORMATION

Item 24        Financial Statements and Exhibits

               (a) Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                                 Not Applicable

                     (2) Financial statements and schedules included in Part B -
                         incorporated by reference to Registrant's Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401):

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2008
                            Statement of Operations for the period ended
                              December 31, 2008
                            Statement of Changes in Net Assets for the periods
                              ended December 31, 2008 and 2007
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2008 and 2007
                            Income Statements for the years ended December 31,
                              2008, 2007 and 2006
                            Statements of Stockholder's Equity and
                              Comprehensive Income for the years ended
                              December 31, 2008, 2007 and 2006
                            Statements of Cash Flows for the years ended
                              December 31, 2008, 2007 and 2006
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.   Not Applicable

3.

a. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

b. Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

c. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on April 30, 2002 (File Nos. 333-37175 and 811-08401).

f.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

g.   Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

h. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

i. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

j. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

k. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

l.   Specimen  of  5%  Guaranteed  Minimum   Withdrawal   Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

m.   Specimen  of  the  Guaranteed  Minimum   Withdrawal  Benefit   Endorsement,
     incorporated by reference to Registrant's Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

n. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

o. Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

p. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

q. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 25, filed on October 6, 2008 (File Nos. 333-37175 and 811-08401).

r.   Specimen of the For Life Guaranteed  Minimum  Withdrawal Benefit With Bonus
     and  Annual  Step-Up   Endorsement,   incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 25, filed on October 6, 2008 (File Nos. 333-37175 and 811-08401).

s. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated by reference to the Registrant's Post-effective Amendment No. 26, filed on December 31, 2008 (File Nos. 333-37175 and 811-08401).

t. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09),
     incorporated   by  reference  to  the
     Registrant's Post-effective Amendment No. 26, filed on December 31, 2008 (File Nos. 333-37175 and 811-08401).


5.

a.   Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on February 13, 1998 (File Nos. 333-37175 and 811-08401).

b.   Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

6.

a.   Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.   Not Applicable

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President, Actuary & Appointed
1 Corporate Way                           Actuary
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President & Deputy General
1 Corporate Way                           Counsel
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                          Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401



Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP (B)                                                  Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


Item 27.   Number of Contract Owners as of January 31, 2009

           Qualified - 628
           Non-qualified - 697

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     a. Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     b.   Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Jason T. Heinhorst               Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item 30.   Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL 60606

Item 31.   Management Services

           Not Applicable

Item 32.   Undertakings and Representations

     a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

     e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 2nd day of April, 2009.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                        April 2, 2009
Clark P. Manning, Jr.                                   Date
President and Chief Executive Officer

*THOMAS J. MEYER                                        April 2, 2009
Andrew B. Hopping,                                      Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Herbert G. May III                                      Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                         April 2, 2009
Thomas J. Meyer                                         Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                        April 2, 2009
John H. Brown                                           Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Marianne Clone                                          Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Julia A. Goatley                                        Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                        April 2, 2009
Russell E. Peck                                         Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Gregory B. Salsbury                                     Date
Vice President and Director

*THOMAS J. MEYER                                        April 2, 2009
Donald B. Henderson, Jr.                                Date
Director

*THOMAS J. MEYER                                        April 2, 2009
David C. Porteous                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Donald T. DeCarlo                                       Date
Director

*THOMAS J. MEYER                                        April 2, 2009
Gary A. Torgow                                          Date
Director

*THOMAS J. MEYER                                        April 2, 2009
John C. Colpean                                         Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-137485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director








                                  EXHIBIT LIST

Exhibit No.       Description

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.